UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652
Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31st
Date of reporting period: September 30, 2015
Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.0%)
*	Amazon.com Inc.	4,547,782	2,327,964
	Walt Disney Co.	18,413,386	1,881,848
	Home Depot Inc.	15,226,873	1,758,552
	Comcast Corp. Class A	28,264,353	1,607,676
	McDonald's Corp.	11,168,016	1,100,385
	Starbucks Corp.	17,599,744	1,000,369
	NIKE Inc. Class B	8,038,545	988,500
	Lowe's Cos. Inc.	10,971,538	756,158
*	Priceline Group Inc.	601,233	743,641
	Time Warner Inc.	9,671,330	664,904
	Ford Motor Co.	46,211,328	627,088
	Time Warner Cable Inc.	3,355,578	601,890
	Target Corp.	7,452,081	586,181
	TJX Cos. Inc.	7,996,879	571,137
	Twenty-First Century Fox Inc. Class A	19,591,611	528,582
*	Netflix Inc.	5,051,768	521,646
	General Motors Co.	17,093,056	513,134
	Yum! Brands Inc.	5,112,473	408,742
	Johnson Controls Inc.	7,754,808	320,739
*	O'Reilly Automotive Inc.	1,178,552	294,638
	VF Corp.	4,037,245	275,380
	L Brands Inc.	3,046,264	274,560
	Carnival Corp.	5,488,217	272,764
*	Chipotle Mexican Grill Inc. Class A	369,232	265,939
*	AutoZone Inc.	366,030	264,943
	Delphi Automotive plc	3,371,403	256,361
	Dollar General Corp.	3,493,681	253,082
	Ross Stores Inc.	4,906,062	237,797
	CBS Corp. Class B	5,270,301	210,285
*	Under Armour Inc. Class A	2,134,213	206,549
	Macy's Inc.	3,925,171	201,440
	Omnicom Group Inc.	2,881,167	189,869
*	Dollar Tree Inc.	2,783,597	185,555
	Royal Caribbean Cruises Ltd.	2,034,524	181,256
	Viacom Inc. Class B	4,120,652	177,806
	Advance Auto Parts Inc.	868,155	164,541
	Marriott International Inc. Class A	2,364,946	161,289
	Genuine Parts Co.	1,796,916	148,946
*	CarMax Inc.	2,466,764	146,328
	Expedia Inc.	1,186,285	139,602
	Hanesbrands Inc.	4,772,248	138,109
*	Mohawk Industries Inc.	753,738	137,022
	Whirlpool Corp.	930,008	136,953
	Tractor Supply Co.	1,610,509	135,798
	Best Buy Co. Inc.	3,639,122	135,084
	Starwood Hotels & Resorts Worldwide Inc.	2,019,444	134,253
	Harley-Davidson Inc.	2,442,248	134,079
	Signet Jewelers Ltd.	943,796	128,479
	Newell Rubbermaid Inc.	3,175,029	126,080

^ H&R Block Inc.	3,276,699	118,616
Nordstrom Inc.	1,652,054	118,469
* Bed Bath & Beyond Inc.	2,011,464	114,694
DR Horton Inc.	3,871,524	113,668
BorgWarner Inc.	2,684,169	111,635
Kohl's Corp.	2,346,374	108,661
Tiffany & Co.	1,330,258	102,723
Wyndham Worldwide Corp.	1,399,784	100,644
PVH Corp.	978,816	99,780
Lennar Corp. Class A	2,061,337	99,212
* Michael Kors Holdings Ltd.	2,292,225	96,824
Hasbro Inc.	1,332,237	96,108
Coach Inc.	3,278,271	94,840
Goodyear Tire & Rubber Co.	3,194,537	93,696
Interpublic Group of Cos. Inc.	4,863,651	93,042
Darden Restaurants Inc.	1,351,372	92,623
Staples Inc.	7,626,788	89,462
Cablevision Systems Corp. Class A	2,635,649	85,580
Mattel Inc.	4,013,951	84,534
* TripAdvisor Inc.	1,338,509	84,353
Ralph Lauren Corp. Class A	708,601	83,728
Harman International Industries Inc.	843,983	81,014
Gap Inc.	2,819,973	80,369
* Discovery Communications Inc.	3,056,878	74,252
News Corp. Class A	5,794,468	73,126
PulteGroup Inc.	3,805,717	71,814
Comcast Corp. Special Class A	1,178,793	67,474
Leggett & Platt Inc.	1,622,152	66,914
TEGNA Inc.	2,684,933	60,116
Scripps Networks Interactive Inc. Class A	1,117,206	54,955
* AutoNation Inc.	928,317	54,009
^ GameStop Corp. Class A	1,264,417	52,107
Wynn Resorts Ltd.	963,707	51,192
Garmin Ltd.	1,404,081	50,378
* Discovery Communications Inc. Class A	1,768,989	46,047
* Urban Outfitters Inc.	1,122,720	32,986
* Fossil Group Inc.	490,267	27,396
		26,250,964
Consumer Staples (9.9%)
Procter & Gamble Co.	32,165,387	2,313,978
Coca-Cola Co.	46,423,983	1,862,530
PepsiCo Inc.	17,419,352	1,642,645
Philip Morris International Inc.	18,370,243	1,457,311
CVS Health Corp.	13,215,616	1,275,043
Altria Group Inc.	23,249,983	1,264,799
Wal-Mart Stores Inc.	18,712,849	1,213,341
Walgreens Boots Alliance Inc.	10,361,935	861,077
Mondelez International Inc. Class A	19,107,121	800,015
Costco Wholesale Corp.	5,211,555	753,435
Colgate-Palmolive Co.	10,673,942	677,368
Kraft Heinz Co.	7,047,341	497,401
Kimberly-Clark Corp.	4,319,785	471,029
Reynolds American Inc.	9,829,156	435,137
Kroger Co.	11,519,577	415,511
General Mills Inc.	7,100,132	398,531
Archer-Daniels-Midland Co.	7,219,754	299,259
Sysco Corp.	6,559,878	255,639

Constellation Brands Inc. Class A	2,039,154	255,323
* Monster Beverage Corp.	1,803,036	243,662
Estee Lauder Cos. Inc. Class A	2,678,566	216,107
ConAgra Foods Inc.	5,119,961	207,410
Kellogg Co.	3,019,054	200,918
Dr Pepper Snapple Group Inc.	2,263,785	178,952
Clorox Co.	1,525,657	176,259
Mead Johnson Nutrition Co.	2,404,423	169,271
Hershey Co.	1,732,306	159,164
Molson Coors Brewing Co. Class B	1,874,298	155,604
Tyson Foods Inc. Class A	3,609,564	155,572
JM Smucker Co.	1,220,327	139,227
Whole Foods Market Inc.	4,241,705	134,250
Brown-Forman Corp. Class B	1,258,168	121,917
Coca-Cola Enterprises Inc.	2,499,606	120,856
McCormick & Co. Inc.	1,375,394	113,030
Campbell Soup Co.	2,136,015	108,253
Hormel Foods Corp.	1,597,649	101,147
Keurig Green Mountain Inc.	1,424,498	74,273
		19,925,244
Energy (6.9%)
Exxon Mobil Corp.	49,440,825	3,675,925
Chevron Corp.	22,313,545	1,760,092
Schlumberger Ltd.	15,005,765	1,034,948
ConocoPhillips	14,626,595	701,491
Occidental Petroleum Corp.	9,059,149	599,263
Kinder Morgan Inc.	21,313,912	589,969
EOG Resources Inc.	6,512,288	474,095
Phillips 66	5,678,079	436,304
Anadarko Petroleum Corp.	6,023,031	363,731
Halliburton Co.	10,133,965	358,236
Valero Energy Corp.	5,893,840	354,220
Williams Cos. Inc.	8,088,791	298,072
Marathon Petroleum Corp.	6,356,860	294,513
Baker Hughes Inc.	5,168,024	268,944
Pioneer Natural Resources Co.	1,770,727	215,391
Spectra Energy Corp.	7,960,056	209,111
Apache Corp.	4,482,634	175,540
National Oilwell Varco Inc.	4,551,732	171,373
Devon Energy Corp.	4,581,749	169,937
Noble Energy Inc.	5,041,052	152,139
Hess Corp.	2,859,108	143,127
Tesoro Corp.	1,459,585	141,930
* Cameron International Corp.	2,270,881	139,250
Marathon Oil Corp.	8,029,652	123,657
EQT Corp.	1,807,510	117,072
Cimarex Energy Co.	1,120,331	114,811
Cabot Oil & Gas Corp.	4,907,778	107,284
* FMC Technologies Inc.	2,719,588	84,307
ONEOK Inc.	2,478,839	79,819
Columbia Pipeline Group Inc.	3,765,149	68,865
Range Resources Corp.	2,007,748	64,489
* Newfield Exploration Co.	1,933,042	63,597
^ Helmerich & Payne Inc.	1,277,873	60,392
* Southwestern Energy Co.	4,559,424	57,859
^ Transocean Ltd.	4,048,308	52,304
Murphy Oil Corp.	1,926,040	46,610

^ Chesapeake Energy Corp.	6,126,295	44,906
Ensco plc Class A	2,791,442	39,303
^ CONSOL Energy Inc.	2,713,584	26,593
^ Diamond Offshore Drilling Inc.	763,337	13,206
		13,892,675
Financials (16.5%)
Wells Fargo & Co.	55,392,551	2,844,408
* Berkshire Hathaway Inc. Class B	20,651,669	2,692,978
JPMorgan Chase & Co.	43,851,356	2,673,617
Bank of America Corp.	124,135,380	1,934,029
Citigroup Inc.	35,690,644	1,770,613
American International Group Inc.	15,402,875	875,191
Goldman Sachs Group Inc.	4,773,342	829,416
US Bancorp	19,629,273	804,997
American Express Co.	10,092,403	748,150
Simon Property Group Inc.	3,669,054	674,079
MetLife Inc.	13,244,203	624,464
Morgan Stanley	18,067,771	569,135
PNC Financial Services Group Inc.	6,090,427	543,266
Bank of New York Mellon Corp.	13,121,419	513,704
Capital One Financial Corp.	6,432,368	466,475
BlackRock Inc.	1,519,205	451,918
American Tower Corporation	5,019,438	441,610
Prudential Financial Inc.	5,348,189	407,586
Charles Schwab Corp.	14,194,312	405,390
ACE Ltd.	3,839,838	397,039
CME Group Inc.	4,004,535	371,381
Public Storage	1,743,103	368,893
Travelers Cos. Inc.	3,689,677	367,234
Chubb Corp.	2,691,073	330,060
BB&T Corp.	9,243,118	329,055
Marsh & McLennan Cos. Inc.	6,283,666	328,133
State Street Corp.	4,838,676	325,207
Equity Residential	4,316,681	324,269
Crown Castle International Corp.	3,957,154	312,101
Intercontinental Exchange Inc.	1,309,993	307,835
Aflac Inc.	5,106,473	296,839
Aon plc	3,320,320	294,214
Welltower Inc.	4,171,917	282,522
McGraw Hill Financial Inc.	3,230,851	279,469
Allstate Corp.	4,747,186	276,476
AvalonBay Communities Inc.	1,575,782	275,478
Discover Financial Services	5,161,197	268,331
Prologis Inc.	6,214,270	241,735
SunTrust Banks Inc.	6,142,240	234,879
Ameriprise Financial Inc.	2,113,102	230,603
Hartford Financial Services Group Inc.	4,918,692	225,178
Ventas Inc.	3,943,157	221,053
Boston Properties Inc.	1,821,296	215,641
Progressive Corp.	6,948,575	212,904
T. Rowe Price Group Inc.	3,038,419	211,170
HCP Inc.	5,485,859	204,348
* Berkshire Hathaway Inc. Class A	1,042	203,440
Moody's Corp.	2,066,560	202,936
M&T Bank Corp.	1,580,108	192,694
Vornado Realty Trust	2,101,350	190,004
Equinix Inc.	675,472	184,674

Fifth Third Bancorp	9,525,913	180,135
General Growth Properties Inc.	6,930,674	179,990
Northern Trust Corp.	2,595,277	176,894
Essex Property Trust Inc.	779,672	174,194
Franklin Resources Inc.	4,586,063	170,877
Weyerhaeuser Co.	6,098,044	166,721
Invesco Ltd.	5,084,317	158,783
Principal Financial Group Inc.	3,250,813	153,894
Regions Financial Corp.	15,709,537	141,543
Lincoln National Corp.	2,975,560	141,220
Host Hotels & Resorts Inc.	8,906,159	140,806
Realty Income Corp.	2,785,515	132,006
XL Group plc Class A	3,584,668	130,195
KeyCorp	9,970,280	129,713
SL Green Realty Corp.	1,181,417	127,782
Loews Corp.	3,401,883	122,944
Macerich Co.	1,596,015	122,606
Kimco Realty Corp.	4,899,741	119,701
* Affiliated Managers Group Inc.	643,893	110,099
* CBRE Group Inc. Class A	3,437,875	110,012
Huntington Bancshares Inc.	9,524,557	100,960
Cincinnati Financial Corp.	1,751,224	94,216
Unum Group	2,923,404	93,783
* E*TRADE Financial Corp.	3,439,701	90,567
Comerica Inc.	2,109,949	86,719
Plum Creek Timber Co. Inc.	2,071,283	81,836
Leucadia National Corp.	3,998,145	81,002
Torchmark Corp.	1,379,359	77,796
Nasdaq Inc.	1,402,596	74,800
Iron Mountain Inc.	2,274,385	70,551
Apartment Investment & Management Co.	1,853,713	68,625
Zions Bancorporation	2,421,266	66,682
Assurant Inc.	792,486	62,614
Hudson City Bancorp Inc.	5,708,827	58,059
People's United Financial Inc.	3,676,363	57,829
Legg Mason Inc.	1,301,138	54,140
Navient Corp.	4,435,933	49,860
* Genworth Financial Inc. Class A	5,894,777	27,234
		33,164,209
Health Care (14.6%)
Johnson & Johnson	32,835,855	3,065,227
Pfizer Inc.	73,131,944	2,297,074
Gilead Sciences Inc.	17,402,837	1,708,785
Merck & Co. Inc.	33,399,552	1,649,604
UnitedHealth Group Inc.	11,307,353	1,311,766
* Allergan plc	4,667,750	1,268,741
Amgen Inc.	8,991,360	1,243,685
Bristol-Myers Squibb Co.	19,773,352	1,170,582
Medtronic plc	16,769,569	1,122,555
AbbVie Inc.	19,628,411	1,067,982
* Celgene Corp.	9,374,332	1,014,022
Eli Lilly & Co.	11,567,748	968,105
* Biogen Inc.	2,788,664	813,760
Abbott Laboratories	17,673,887	710,844
* Express Scripts Holding Co.	8,012,986	648,731
Thermo Fisher Scientific Inc.	4,725,396	577,821
McKesson Corp.	2,755,966	509,936

Aetna Inc.	4,133,878	452,288
Anthem Inc.	3,102,088	434,292
* Regeneron Pharmaceuticals Inc.	916,893	426,484
* Alexion Pharmaceuticals Inc.	2,681,326	419,333
Cigna Corp.	3,053,567	412,293
Stryker Corp.	3,750,262	352,900
Becton Dickinson and Co.	2,492,861	330,703
Humana Inc.	1,756,501	314,414
* Vertex Pharmaceuticals Inc.	2,900,716	302,081
Cardinal Health Inc.	3,881,324	298,163
* HCA Holdings Inc.	3,790,437	293,228
Perrigo Co. plc	1,734,338	272,759
* Boston Scientific Corp.	15,934,399	261,483
AmerisourceBergen Corp. Class A	2,435,285	231,328
Zoetis Inc.	5,442,472	224,121
* Cerner Corp.	3,642,111	218,381
Baxter International Inc.	6,468,206	212,481
St. Jude Medical Inc.	3,340,512	210,753
Baxalta Inc.	6,422,625	202,377
* Intuitive Surgical Inc.	439,011	201,761
* Mylan NV	4,896,724	197,142
Zimmer Biomet Holdings Inc.	2,025,733	190,277
* Edwards Lifesciences Corp.	1,275,146	181,288
* Endo International plc	2,469,233	171,068
CR Bard Inc.	879,955	163,944
* DaVita HealthCare Partners Inc.	2,018,687	146,012
Universal Health Services Inc. Class B	1,088,041	135,798
Agilent Technologies Inc.	3,929,528	134,901
* Henry Schein Inc.	988,877	131,244
* Laboratory Corp. of America Holdings	1,192,914	129,395
* Waters Corp.	975,801	115,349
Quest Diagnostics Inc.	1,702,261	104,638
* Mallinckrodt plc	1,390,553	88,912
* Varian Medical Systems Inc.	1,169,994	86,322
DENTSPLY International Inc.	1,657,885	83,839
PerkinElmer Inc.	1,344,707	61,803
Patterson Cos. Inc.	1,030,230	44,557
* Tenet Healthcare Corp.	1,181,180	43,609
		29,430,941
Industrials (10.0%)
General Electric Co.	119,722,471	3,019,401
3M Co.	7,408,317	1,050,277
Boeing Co.	7,574,127	991,832
Union Pacific Corp.	10,289,242	909,672
Honeywell International Inc.	9,270,281	877,803
United Technologies Corp.	9,821,540	874,019
United Parcel Service Inc. Class B	8,282,363	817,386
Lockheed Martin Corp.	3,166,848	656,519
Danaher Corp.	7,051,376	600,848
General Dynamics Corp.	3,597,402	496,262
Caterpillar Inc.	7,146,227	467,077
FedEx Corp.	3,114,776	448,465
Delta Air Lines Inc.	9,432,136	423,220
Raytheon Co.	3,598,899	393,216
Precision Castparts Corp.	1,630,192	374,471
Northrop Grumman Corp.	2,221,810	368,709
Emerson Electric Co.	7,791,149	344,135

Illinois Tool Works Inc.	3,906,430	321,538
CSX Corp.	11,663,420	313,746
American Airlines Group Inc.	7,965,291	309,292
Southwest Airlines Co.	7,817,476	297,377
Eaton Corp. plc	5,542,821	284,347
Deere & Co.	3,696,316	273,527
Norfolk Southern Corp.	3,573,374	273,006
Waste Management Inc.	4,986,703	248,388
* United Continental Holdings Inc.	4,478,938	237,608
PACCAR Inc.	4,208,754	219,571
Cummins Inc.	1,969,929	213,895
* Nielsen Holdings plc	4,350,616	193,472
Roper Technologies Inc.	1,193,855	187,077
Stanley Black & Decker Inc.	1,817,307	176,242
Tyco International plc	4,998,873	167,262
Rockwell Automation Inc.	1,590,433	161,381
Ingersoll-Rand plc	3,146,975	159,772
Parker-Hannifin Corp.	1,641,566	159,724
^ WW Grainger Inc.	719,832	154,771
AMETEK Inc.	2,871,383	150,231
* Stericycle Inc.	1,005,928	140,136
Equifax Inc.	1,402,051	136,251
Rockwell Collins Inc.	1,562,524	127,877
Fastenal Co.	3,440,608	125,961
Textron Inc.	3,278,357	123,397
Kansas City Southern	1,308,665	118,932
Republic Services Inc. Class A	2,855,350	117,640
CH Robinson Worldwide Inc.	1,681,768	113,990
Pentair plc	2,135,526	108,997
Dover Corp.	1,855,711	106,110
Expeditors International of Washington Inc.	2,243,458	105,555
Snap-on Inc.	689,866	104,128
Masco Corp.	4,079,317	102,717
L-3 Communications Holdings Inc.	952,079	99,511
Cintas Corp.	1,058,216	90,742
Robert Half International Inc.	1,596,196	81,661
JB Hunt Transport Services Inc.	1,088,340	77,708
Fluor Corp.	1,718,334	72,771
Xylem Inc.	2,152,863	70,722
* United Rentals Inc.	1,130,675	67,897
Allegion plc	1,136,296	65,519
Flowserve Corp.	1,581,675	65,070
ADT Corp.	2,015,318	60,258
* Quanta Services Inc.	2,421,253	58,619
* Jacobs Engineering Group Inc.	1,468,294	54,958
Pitney Bowes Inc.	2,392,326	47,488
Ryder System Inc.	632,448	46,827
Dun & Bradstreet Corp.	427,809	44,920
Joy Global Inc.	1,155,252	17,248
		20,169,149
Information Technology (20.3%)
Apple Inc.	67,622,080	7,458,715
Microsoft Corp.	94,839,100	4,197,579
* Facebook Inc. Class A	26,795,808	2,408,943
* Google Inc. Class A	3,437,454	2,194,368
* Google Inc. Class C	3,507,332	2,133,931
Intel Corp.	56,372,740	1,699,074

Visa Inc. Class A	23,139,542	1,611,900
Cisco Systems Inc.	60,308,367	1,583,095
International Business Machines Corp.	10,686,081	1,549,161
Oracle Corp.	38,562,875	1,392,891
MasterCard Inc. Class A	11,834,293	1,066,506
QUALCOMM Inc.	18,631,422	1,001,066
Accenture plc Class A	7,401,135	727,236
Texas Instruments Inc.	12,171,194	602,718
EMC Corp.	22,823,943	551,426
Hewlett-Packard Co.	21,420,987	548,591
* salesforce.com inc	7,356,891	510,789
* Adobe Systems Inc.	5,901,271	485,202
* Cognizant Technology Solutions Corp. Class A	7,228,007	452,546
Automatic Data Processing Inc.	5,523,835	443,895
* PayPal Holdings Inc.	13,151,595	408,225
Avago Technologies Ltd. Class A	3,080,441	385,086
Broadcom Corp. Class A	6,627,623	340,859
* eBay Inc.	13,288,038	324,760
* Yahoo! Inc.	10,268,526	296,863
Intuit Inc.	3,287,887	291,800
TE Connectivity Ltd.	4,770,763	285,721
* Electronic Arts Inc.	3,696,216	250,419
Corning Inc.	14,535,194	248,843
* Fiserv Inc.	2,781,342	240,892
Fidelity National Information Services Inc.	3,339,345	224,003
Western Digital Corp.	2,732,435	217,065
Analog Devices Inc.	3,719,882	209,839
Applied Materials Inc.	14,238,123	209,158
* Micron Technology Inc.	12,765,595	191,229
Skyworks Solutions Inc.	2,261,530	190,443
* Alliance Data Systems Corp.	728,545	188,679
Amphenol Corp. Class A	3,666,249	186,832
Activision Blizzard Inc.	5,965,411	184,272
Paychex Inc.	3,812,476	181,588
Altera Corp.	3,587,094	179,642
Seagate Technology plc	3,581,207	160,438
Symantec Corp.	8,113,899	157,978
* Red Hat Inc.	2,176,000	156,411
NVIDIA Corp.	6,071,469	149,662
* Akamai Technologies Inc.	2,117,656	146,245
* Citrix Systems Inc.	1,905,925	132,042
SanDisk Corp.	2,424,687	131,733
Motorola Solutions Inc.	1,906,796	130,387
Xilinx Inc.	3,067,012	130,041
Lam Research Corp.	1,875,044	122,497
* Autodesk Inc.	2,682,661	118,413
Xerox Corp.	11,915,232	115,935
Linear Technology Corp.	2,843,520	114,736
Western Union Co.	6,065,605	111,364
Microchip Technology Inc.	2,503,564	107,879
Juniper Networks Inc.	4,194,592	107,843
Harris Corp.	1,471,577	107,646
NetApp Inc.	3,559,044	105,348
CA Inc.	3,716,119	101,450
Computer Sciences Corp.	1,639,369	100,624
* F5 Networks Inc.	842,126	97,518
KLA-Tencor Corp.	1,866,978	93,349

Total System Services Inc.	2,005,593	91,114
* VeriSign Inc.	1,183,976	83,541
* Qorvo Inc.	1,772,581	79,855
* Teradata Corp.	1,678,572	48,611
FLIR Systems Inc.	1,661,678	46,510
* First Solar Inc.	896,693	38,334
		40,943,354
Materials (2.8%)
^ Dow Chemical Co.	13,733,089	582,283
EI du Pont de Nemours & Co.	10,729,874	517,180
Monsanto Co.	5,547,748	473,445
LyondellBasell Industries NV Class A	4,418,805	368,352
Praxair Inc.	3,396,431	345,960
Ecolab Inc.	3,148,838	345,490
Air Products & Chemicals Inc.	2,294,021	292,671
PPG Industries Inc.	3,209,755	281,463
Sherwin-Williams Co.	939,575	209,318
Sigma-Aldrich Corp.	1,416,311	196,754
International Paper Co.	4,954,078	187,215
WestRock Co.	3,105,425	159,743
Alcoa Inc.	15,533,560	150,054
Nucor Corp.	3,789,548	142,298
Vulcan Materials Co.	1,579,230	140,867
Freeport-McMoRan Inc.	13,480,981	130,631
Mosaic Co.	3,997,883	124,374
CF Industries Holdings Inc.	2,763,422	124,078
Martin Marietta Materials Inc.	794,701	120,755
Sealed Air Corp.	2,441,340	114,450
Eastman Chemical Co.	1,763,227	114,116
Ball Corp.	1,637,409	101,847
Newmont Mining Corp.	6,274,708	100,835
International Flavors & Fragrances Inc.	955,852	98,701
Airgas Inc.	796,552	71,156
Avery Dennison Corp.	1,084,472	61,349
FMC Corp.	1,582,915	53,677
* Owens-Illinois Inc.	1,907,012	39,513
		5,648,575
Telecommunication Services (2.4%)
AT&T Inc.	72,938,040	2,376,321
Verizon Communications Inc.	48,210,666	2,097,646
CenturyLink Inc.	6,676,661	167,718
* Level 3 Communications Inc.	3,416,362	149,261
Frontier Communications Corp.	13,848,707	65,781
		4,856,727
Utilities (3.1%)
Duke Energy Corp.	8,162,410	587,204
NextEra Energy Inc.	5,458,086	532,436
Dominion Resources Inc.	7,047,692	496,017
Southern Co.	10,772,418	481,527
American Electric Power Co. Inc.	5,816,225	330,710
PG&E Corp.	5,799,683	306,223
Exelon Corp.	10,215,551	303,402
Sempra Energy	2,792,397	270,081
PPL Corp.	7,943,474	261,261
Public Service Enterprise Group Inc.	5,997,716	252,864
Edison International	3,863,034	243,641

Consolidated Edison Inc.			3,472,415	232,131
Xcel Energy Inc.			6,015,012	212,992
WEC Energy Group Inc.			3,743,711	195,497
Eversource Energy			3,760,614	190,362
DTE Energy Co.			2,128,492	171,067
FirstEnergy Corp.			5,010,040	156,864
Entergy Corp.			2,129,136	138,607
Ameren Corp.			2,877,662	121,639
CMS Energy Corp.			3,281,306	115,896
SCANA Corp.			1,694,704	95,344
CenterPoint Energy Inc.			5,102,104	92,042
AGL Resources Inc.			1,423,566	86,894
Pinnacle West Capital Corp.			1,313,619	84,255
AES Corp.			8,094,364	79,244
TECO Energy Inc.			2,789,337	73,248
Pepco Holdings Inc.			3,004,810	72,776
NiSource Inc.			3,769,530	69,925
NRG Energy Inc.			3,921,404	58,233
				6,312,382
Total Common Stocks (Cost $130,214,858)				200,594,220
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.189%		1,215,270,767	1,215,271

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.095%	10/21/15	6,000	5,999
[4,5] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	27,800	27,798
[4,5] Federal Home Loan Bank Discount Notes	0.114%	10/28/15	2,100	2,100
[4,5] Federal Home Loan Bank Discount Notes	0.170%	11/12/15	10,000	9,998
[4,5] Federal Home Loan Bank Discount Notes	0.180%	11/17/15	10,000	9,998
				55,893
Total Temporary Cash Investments (Cost $1,271,164)				1,271,164
Total Investments (100.2%) (Cost $131,486,022)				201,865,384
Other Assets and Liabilities-Net (-0.2%)[3]				(305,834)
Net Assets (100%)				201,559,550

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $273,613,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $272,010,000 of collateral received for securities on loan. The fund received additional collateral of $14,532,000 on the next business day.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $47,994,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

500 Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	200,594,220	—	—
Temporary Cash Investments	1,215,271	55,893	—
Futures Contracts—Assets[1]	17,613	—	—
Total	201,827,104	55,893	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

500 Index Fund

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	2,060	982,981	(18,232)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $131,486,022,000. Net unrealized appreciation of investment securities for tax purposes was $70,379,362,000, consisting of unrealized gains of $76,351,653,000 on securities that had risen in value since their purchase and $5,972,291,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.8%)
*	Liberty Global plc	6,785,831	278,355
*,^ Tesla Motors Inc.		987,818	245,374
	Las Vegas Sands Corp.	3,728,543	141,573
*,^ Charter Communications Inc. Class A		772,997	135,932
*	DISH Network Corp. Class A	2,277,111	132,847
	Hilton Worldwide Holdings Inc.	5,311,641	121,849
*	Ulta Salon Cosmetics & Fragrance Inc.	652,081	106,517
	Foot Locker Inc.	1,413,855	101,755
*	Jarden Corp.	2,009,510	98,225
^	Autoliv Inc.	893,662	97,418
*	Norwegian Cruise Line Holdings Ltd.	1,608,912	92,191
*	MGM Resorts International	4,800,203	88,564
*	Liberty Global plc Class A	2,057,608	88,354
*	LKQ Corp.	3,094,752	87,767
*	Sirius XM Holdings Inc.	22,691,339	84,866
	Lear Corp.	778,530	84,689
	Polaris Industries Inc.	624,395	74,846
*	Liberty Media Corp.	1,999,191	68,892
	Aramark	2,272,477	67,356
	Williams-Sonoma Inc.	854,905	65,272
	Domino's Pizza Inc.	557,289	60,137
*	NVR Inc.	39,012	59,502
*	Skechers U.S.A. Inc. Class A	433,278	58,094
*	lululemon athletica Inc.	1,135,416	57,509
*	Toll Brothers Inc.	1,660,098	56,842
	Service Corp. International	2,033,711	55,114
	Carter's Inc.	530,234	48,060
*	Panera Bread Co. Class A	247,795	47,926
	Dunkin' Brands Group Inc.	966,650	47,366
	Dick's Sporting Goods Inc.	950,617	47,160
	Gentex Corp.	2,972,277	46,070
*	Madison Square Garden Co. Class A	631,264	45,539
*	Tempur Sealy International Inc.	632,716	45,195
*	AMC Networks Inc. Class A	614,053	44,930
	Brunswick Corp.	933,223	44,692
	Six Flags Entertainment Corp.	894,558	40,953
*	Burlington Stores Inc.	781,295	39,877
*	Visteon Corp.	385,752	39,054
	Vail Resorts Inc.	369,070	38,634
*	Buffalo Wild Wings Inc.	196,779	38,063
*	Sally Beauty Holdings Inc.	1,596,258	37,911
*	Liberty Media Corp. Class A	1,029,372	36,769
	Lions Gate Entertainment Corp.	994,301	36,590
^	Cracker Barrel Old Country Store Inc.	248,211	36,557
*	Live Nation Entertainment Inc.	1,512,160	36,352
*	ServiceMaster Global Holdings Inc.	1,061,566	35,616
	Cinemark Holdings Inc.	1,088,707	35,372
*	Restoration Hardware Holdings Inc.	376,810	35,160
	GNC Holdings Inc. Class A	862,469	34,861

*	Liberty Broadband Corp.	678,179	34,702
*	Office Depot Inc.	5,091,575	32,688
	Brinker International Inc.	610,056	32,132
	Pool Corp.	435,780	31,507
*	Starz	842,356	31,454
*,^ JC Penney Co. Inc.		3,162,755	29,382
	Tribune Media Co. Class A	820,515	29,210
	Jack in the Box Inc.	371,248	28,601
	American Eagle Outfitters Inc.	1,823,198	28,497
*	Vista Outdoor Inc.	641,345	28,495
*	Tenneco Inc.	617,032	27,625
	Graham Holdings Co. Class B	46,012	26,549
*	Helen of Troy Ltd.	290,429	25,935
	CST Brands Inc.	767,482	25,833
	Dana Holding Corp.	1,626,653	25,831
	Lithia Motors Inc. Class A	237,449	25,671
	Tupperware Brands Corp.	516,650	25,569
	Cheesecake Factory Inc.	470,173	25,371
*	Kate Spade & Co.	1,323,568	25,293
	Big Lots Inc.	526,565	25,233
*	Ascena Retail Group Inc.	1,772,833	24,660
	Thor Industries Inc.	472,577	24,479
*	G-III Apparel Group Ltd.	396,585	24,453
	John Wiley & Sons Inc. Class A	485,914	24,310
	Texas Roadhouse Inc. Class A	652,840	24,286
	Aaron's Inc.	669,938	24,191
*	Houghton Mifflin Harcourt Co.	1,181,189	23,990
*,^ GoPro Inc. Class A		758,652	23,685
	Bloomin' Brands Inc.	1,285,317	23,367
	Wolverine World Wide Inc.	1,070,109	23,157
	Chico's FAS Inc.	1,460,057	22,967
*	Cabela's Inc.	497,245	22,674
*	Bright Horizons Family Solutions Inc.	351,410	22,575
*	Murphy USA Inc.	408,776	22,462
	Dillard's Inc. Class A	255,675	22,343
	Monro Muffler Brake Inc.	330,227	22,307
*	Asbury Automotive Group Inc.	270,382	21,942
	Time Inc.	1,134,528	21,613
	Penske Automotive Group Inc.	442,153	21,418
*	Pinnacle Entertainment Inc.	627,538	21,236
*	Steven Madden Ltd.	579,184	21,210
	Cooper Tire & Rubber Co.	536,100	21,181
	Papa John's International Inc.	305,196	20,900
	Wendy's Co.	2,398,124	20,744
	Sotheby's	640,997	20,499
	Men's Wearhouse Inc.	475,307	20,210
*	Deckers Outdoor Corp.	345,108	20,037
*	TRI Pointe Group Inc.	1,525,119	19,964
	Ryland Group Inc.	485,296	19,815
	Group 1 Automotive Inc.	232,512	19,798
	Marriott Vacations Worldwide Corp.	286,212	19,502
*	Cable One Inc.	46,316	19,426
	HSN Inc.	337,334	19,309
*	Five Below Inc.	564,303	18,949
*	Grand Canyon Education Inc.	488,493	18,558
	Sinclair Broadcast Group Inc. Class A	732,592	18,549
	DSW Inc. Class A	729,865	18,473

*	Michaels Cos. Inc.	775,038	17,903
	Gannett Co. Inc.	1,181,695	17,406
	Churchill Downs Inc.	128,743	17,227
	Choice Hotels International Inc.	361,494	17,225
*	Hyatt Hotels Corp. Class A	359,292	16,923
	Columbia Sportswear Co.	286,155	16,823
*	Gentherm Inc.	372,424	16,729
*	Dorman Products Inc.	318,540	16,211
	DeVry Education Group Inc.	594,243	16,169
	Meredith Corp.	379,002	16,138
*,^ Groupon Inc. Class A		4,927,361	16,063
	DineEquity Inc.	171,634	15,732
	Core-Mark Holding Co. Inc.	240,223	15,723
*	American Axle & Manufacturing Holdings Inc.	785,512	15,663
	Morningstar Inc.	193,085	15,497
	New York Times Co. Class A	1,303,271	15,392
	Nexstar Broadcasting Group Inc. Class A	324,131	15,348
	Abercrombie & Fitch Co.	721,276	15,284
*	Liberty TripAdvisor Holdings Inc. Class A	685,543	15,198
*	La Quinta Holdings Inc.	935,700	14,765
*	Meritage Homes Corp.	390,427	14,258
*	Genesco Inc.	249,492	14,239
	Guess? Inc.	665,847	14,223
	La-Z-Boy Inc.	531,638	14,120
*	Media General Inc.	1,000,881	14,002
	Caleres Inc.	453,883	13,857
	Drew Industries Inc.	250,405	13,675
*	Popeyes Louisiana Kitchen Inc.	240,057	13,530
*	Boyd Gaming Corp.	823,234	13,419
*	Express Inc.	748,041	13,368
	Rent-A-Center Inc.	549,991	13,337
*	Liberty Broadband Corp. Class A	257,239	13,232
*,^ DreamWorks Animation SKG Inc. Class A		758,205	13,231
*	Shutterfly Inc.	367,760	13,147
*	Diamond Resorts International Inc.	556,520	13,017
	Regal Entertainment Group Class A	687,404	12,848
	KB Home	935,791	12,680
*	Fiesta Restaurant Group Inc.	278,134	12,619
^	SeaWorld Entertainment Inc.	703,077	12,522
*	Penn National Gaming Inc.	745,152	12,504
	Travelport Worldwide Ltd.	944,880	12,491
*	TopBuild Corp.	400,860	12,415
*	Standard Pacific Corp.	1,541,923	12,335
	Children's Place Inc.	213,631	12,320
	ClubCorp Holdings Inc.	563,040	12,083
*	Select Comfort Corp.	542,000	11,859
*,^ Sears Holdings Corp.		520,893	11,772
	Sonic Corp.	511,905	11,748
	Sturm Ruger & Co. Inc.	195,965	11,501
	Oxford Industries Inc.	151,236	11,173
*	Red Robin Gourmet Burgers Inc.	146,387	11,087
*	Apollo Education Group Inc.	999,373	11,053
*	2U Inc.	303,886	10,910
^	Outerwall Inc.	191,340	10,893
^	Buckle Inc.	293,813	10,862
	Scholastic Corp.	278,689	10,858
	MDC Holdings Inc.	405,117	10,606

*	Crocs Inc.	798,619	10,322
*	Cooper-Standard Holding Inc.	175,350	10,170
*	Tumi Holdings Inc.	571,615	10,072
*	Vitamin Shoppe Inc.	308,358	10,065
	Bob Evans Farms Inc.	231,601	10,040
*	Krispy Kreme Doughnuts Inc.	672,268	9,835
	EW Scripps Co. Class A	549,485	9,709
*	BJ's Restaurants Inc.	225,526	9,704
*	Denny's Corp.	875,315	9,655
	Extended Stay America Inc.	568,861	9,545
	Remy International Inc.	324,534	9,493
*	Smith & Wesson Holding Corp.	560,475	9,455
	Nutrisystem Inc.	356,181	9,446
*	Steiner Leisure Ltd.	146,730	9,270
	International Speedway Corp. Class A	291,325	9,241
	Finish Line Inc. Class A	477,348	9,213
	Cato Corp. Class A	270,206	9,195
*	iRobot Corp.	309,364	9,015
*	Belmond Ltd. Class A	889,636	8,994
*	Hibbett Sports Inc.	255,280	8,937
	National CineMedia Inc.	648,657	8,705
*,^ Mattress Firm Holding Corp.		207,082	8,648
	Ethan Allen Interiors Inc.	300,248	7,930
	Interval Leisure Group Inc.	428,949	7,876
	Standard Motor Products Inc.	223,752	7,804
	Barnes & Noble Inc.	640,112	7,752
	Libbey Inc.	234,769	7,656
*,^ Rentrak Corp.		138,258	7,476
*	Regis Corp.	569,135	7,456
*	Strayer Education Inc.	134,523	7,395
*	Pep Boys-Manny Moe & Jack	602,954	7,350
*,^ Wayfair Inc.		208,672	7,316
*	Gray Television Inc.	572,210	7,301
	Sonic Automotive Inc. Class A	348,564	7,118
*	Universal Electronics Inc.	165,897	6,973
*,^ LifeLock Inc.		794,749	6,962
*,^ Zoe's Kitchen Inc.		172,150	6,798
	Callaway Golf Co.	804,040	6,714
*	Iconix Brand Group Inc.	496,147	6,708
*	Loral Space & Communications Inc.	141,881	6,680
*	Dave & Buster's Entertainment Inc.	172,938	6,542
	Ruth's Hospitality Group Inc.	397,668	6,458
	Pier 1 Imports Inc.	933,786	6,443
	New Media Investment Group Inc.	410,737	6,350
	Capella Education Co.	127,526	6,315
*	FTD Cos. Inc.	208,637	6,217
*	Unifi Inc.	208,378	6,212
*	M/I Homes Inc.	259,594	6,121
^	World Wrestling Entertainment Inc. Class A	362,076	6,119
*	Taylor Morrison Home Corp. Class A	327,415	6,110
*,^ Conn's Inc.		253,890	6,104
*	Global Eagle Entertainment Inc.	531,331	6,100
*	Francesca's Holdings Corp.	498,317	6,094
	Winnebago Industries Inc.	313,184	5,997
*	Motorcar Parts of America Inc.	185,446	5,812
*,^ Scientific Games Corp. Class A		536,803	5,610
	Movado Group Inc.	207,271	5,354

	Fred's Inc. Class A	442,362	5,242
*	Cavco Industries Inc.	76,202	5,189
*	Blue Nile Inc.	151,964	5,097
*	Carmike Cinemas Inc.	253,187	5,087
	Haverty Furniture Cos. Inc.	215,476	5,059
*	Tower International Inc.	211,878	5,034
	Superior Industries International Inc.	268,641	5,018
	PetMed Express Inc.	305,813	4,924
	AMC Entertainment Holdings Inc.	189,117	4,764
*	American Public Education Inc.	202,713	4,754
*	Chuy's Holdings Inc.	165,765	4,708
*	Beazer Homes USA Inc.	335,283	4,469
*	Nautilus Inc.	292,299	4,384
*	Ruby Tuesday Inc.	696,955	4,328
	Entravision Communications Corp. Class A	642,897	4,269
*	Barnes & Noble Education Inc.	333,631	4,240
*	Biglari Holdings Inc.	11,411	4,173
	Marcus Corp.	214,910	4,156
*	Installed Building Products Inc.	163,968	4,145
*	Modine Manufacturing Co.	526,339	4,142
*	Overstock.com Inc.	240,832	4,133
*	Carrols Restaurant Group Inc.	337,116	4,012
*,^ Lands' End Inc.		148,206	4,003
*,^ Shake Shack Inc. Class A		84,018	3,982
*	Isle of Capri Casinos Inc.	226,314	3,947
*,^ Chegg Inc.		539,934	3,893
*	Zumiez Inc.	248,213	3,880
*	Ascent Capital Group Inc. Class A	139,583	3,822
*,^ Sequential Brands Group Inc.		263,445	3,812
	Citi Trends Inc.	162,446	3,798
	Shoe Carnival Inc.	159,334	3,792
*	LGI Homes Inc.	138,851	3,775
	Speedway Motorsports Inc.	208,280	3,759
*,^ Lumber Liquidators Holdings Inc.		282,525	3,712
	Stage Stores Inc.	374,333	3,683
*	WCI Communities Inc.	162,680	3,681
*	K12 Inc.	295,832	3,680
*	MarineMax Inc.	258,373	3,651
	NACCO Industries Inc. Class A	74,160	3,526
*	William Lyon Homes Class A	170,838	3,519
*	Tile Shop Holdings Inc.	291,637	3,494
*	Clear Channel Outdoor Holdings Inc. Class A	489,504	3,490
	Arctic Cat Inc.	155,215	3,443
	Kirkland's Inc.	157,426	3,391
*	Del Frisco's Restaurant Group Inc.	239,692	3,329
	Culp Inc.	99,875	3,203
	Strattec Security Corp.	50,791	3,203
	Bassett Furniture Industries Inc.	114,910	3,200
*	Stoneridge Inc.	259,165	3,198
*	Vera Bradley Inc.	246,659	3,110
	Stein Mart Inc.	314,039	3,040
	Carriage Services Inc. Class A	134,761	2,910
*	Party City Holdco Inc.	172,085	2,748
*	America's Car-Mart Inc.	81,345	2,692
*	Perry Ellis International Inc.	122,040	2,680
*	Career Education Corp.	705,614	2,653
*	Federal-Mogul Holdings Corp.	386,565	2,640

*,^ Caesars Entertainment Corp.		446,673	2,631
	Big 5 Sporting Goods Corp.	252,523	2,621
	Hooker Furniture Corp.	110,895	2,610
*	Green Brick Partners Inc.	237,146	2,568
*,^ Jamba Inc.		177,635	2,531
*	Tuesday Morning Corp.	451,318	2,442
*	Crown Media Holdings Inc. Class A	440,577	2,357
*	Del Taco Restaurants Inc.	167,364	2,343
*	Hovnanian Enterprises Inc. Class A	1,316,307	2,330
*,^ Etsy Inc.		170,033	2,328
*	zulily Inc. Class A	133,641	2,325
*	VOXX International Corp. Class A	307,276	2,280
*	Fox Factory Holding Corp.	134,810	2,273
	Marine Products Corp.	324,351	2,251
*,^ JAKKS Pacific Inc.		261,994	2,232
*	Eldorado Resorts Inc.	246,971	2,228
*,^ Habit Restaurants Inc. Class A		102,581	2,196
*,^ Noodles & Co. Class A		148,754	2,106
*	Destination XL Group Inc.	359,868	2,091
*	1-800-Flowers.com Inc. Class A	227,175	2,067
*	Entercom Communications Corp. Class A	200,362	2,036
	CSS Industries Inc.	75,515	1,989
*	Build-A-Bear Workshop Inc.	105,296	1,989
*,^ Boot Barn Holdings Inc.		107,641	1,984
*	Container Store Group Inc.	138,467	1,950
	Harte-Hanks Inc.	548,358	1,936
	Saga Communications Inc. Class A	57,217	1,923
*,^ Weight Watchers International Inc.		301,309	1,922
*	ZAGG Inc.	283,014	1,922
	Flexsteel Industries Inc.	61,283	1,915
*	Potbelly Corp.	172,340	1,897
	Collectors Universe Inc.	125,188	1,888
	Winmark Corp.	18,327	1,886
*	Bravo Brio Restaurant Group Inc.	166,366	1,875
*	Sizmek Inc.	310,251	1,858
	Spartan Motors Inc.	445,042	1,838
*	Martha Stewart Living Omnimedia Inc. Class A	308,275	1,837
	Escalade Inc.	113,970	1,801
*	Cherokee Inc.	109,465	1,699
*	Monarch Casino & Resort Inc.	92,741	1,667
	Tribune Publishing Co.	211,340	1,657
*,^ Central European Media Enterprises Ltd. Class A		764,240	1,651
*	Sportsman's Warehouse Holdings Inc.	133,230	1,641
*	Horizon Global Corp.	185,673	1,638
	Lifetime Brands Inc.	115,605	1,616
*	Malibu Boats Inc. Class A	111,760	1,562
*,^ Papa Murphy's Holdings Inc.		103,836	1,524
*	Black Diamond Inc.	239,870	1,506
*	Reading International Inc. Class A	115,640	1,465
*	Kona Grill Inc.	92,802	1,462
*	Morgans Hotel Group Co.	437,803	1,454
	Weyco Group Inc.	53,558	1,448
*,^ El Pollo Loco Holdings Inc.		133,242	1,436
	Destination Maternity Corp.	152,150	1,403
*	Century Communities Inc.	69,324	1,376
*	Famous Dave's of America Inc.	105,884	1,367
	A H Belo Corp. Class A	274,458	1,353

*	Gaiam Inc. Class A	215,058	1,323
	Journal Media Group Inc.	174,574	1,309
*	Tandy Leather Factory Inc.	173,075	1,288
	Rocky Brands Inc.	90,339	1,282
*	West Marine Inc.	143,947	1,264
*	Red Lion Hotels Corp.	142,209	1,209
*	Bridgepoint Education Inc.	157,514	1,200
*	Dixie Group Inc.	142,105	1,188
	Nathan's Famous Inc.	30,635	1,165
*	Century Casinos Inc.	187,437	1,153
*	EVINE Live Inc.	431,447	1,130
*	Intrawest Resorts Holdings Inc.	127,993	1,108
*,^ Lee Enterprises Inc.		528,743	1,100
	Ark Restaurants Corp.	47,616	1,093
	Superior Uniform Group Inc.	60,702	1,088
*	RCI Hospitality Holdings Inc.	100,409	1,046
*	Sears Hometown and Outlet Stores Inc.	130,238	1,043
*	Skullcandy Inc.	183,013	1,012
*	Delta Apparel Inc.	55,412	977
*	Luby's Inc.	192,866	959
*	Fuel Systems Solutions Inc.	191,115	923
*	Cumulus Media Inc. Class A	1,307,141	920
*	Ballantyne Strong Inc.	193,171	908
	Liberty Tax Inc.	38,842	905
	Universal Technical Institute Inc.	252,141	885
*,^ hhgregg Inc.		179,105	872
	Metaldyne Performance Group Inc.	40,730	856
*	Blyth Inc.	139,420	832
*	Tilly's Inc. Class A	106,003	780
*	Lakeland Industries Inc.	55,776	775
*	Gaming Partners International Corp.	75,048	749
*	Trans World Entertainment Corp.	197,775	746
*	Ambassadors Group Inc.	274,087	746
*	Insignia Systems Inc.	293,458	742
*	Cambium Learning Group Inc.	147,713	705
*	Systemax Inc.	92,808	695
*,^ ITT Educational Services Inc.		201,900	693
*	Rave Restaurant Group Inc.	79,514	678
*	McClatchy Co. Class A	679,292	659
*	New York & Co. Inc.	261,408	648
*	Golden Entertainment Inc.	70,658	639
	Johnson Outdoors Inc. Class A	29,987	633
*	Radio One Inc.	289,364	616
*,^ Empire Resorts Inc.		145,527	613
	Town Sports International Holdings Inc.	228,689	601
	Dover Motorsports Inc.	247,503	571
*	Vince Holding Corp.	162,753	558
	Beasley Broadcast Group Inc. Class A	131,564	545
*,^ Aeropostale Inc.		856,883	531
*	Shiloh Industries Inc.	65,537	531
*	Emmis Communications Corp. Class A	353,643	439
*	LeapFrog Enterprises Inc.	598,823	427
*,^ Cinedigm Corp. Class A		740,576	415
	bebe stores inc	419,437	394
*	Christopher & Banks Corp.	353,347	392
*	Spanish Broadcasting System Inc.	73,134	385
*	Wingstop Inc.	15,494	372

*	Bojangles' Inc.	21,757	368
*,^ Ignite Restaurant Group Inc.		75,700	366
*	Cosi Inc.	356,426	364
*	Gordmans Stores Inc.	102,237	358
^	Bon-Ton Stores Inc.	110,512	347
*	Daily Journal Corp.	1,840	343
*	Full House Resorts Inc.	227,501	332
*	Books-A-Million Inc.	102,759	330
*,^ YOU On Demand Holdings Inc.		168,442	325
*,^ Turtle Beach Corp.		132,559	322
*	New Home Co. Inc.	24,387	316
*	Good Times Restaurants Inc.	49,144	307
	Emerson Radio Corp.	249,112	304
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		266,492	293
*	Perfumania Holdings Inc.	66,167	280
*	ReachLocal Inc.	126,159	266
*	UCP Inc.	39,516	265
*	Planet Fitness Inc. Class A	15,425	264
*,^ Forward Industries Inc.		193,183	261
*,^ Hemisphere Media Group Inc. Class A		18,841	256
	Salem Media Group Inc. Class A	41,128	252
*	Dover Downs Gaming & Entertainment Inc.	250,438	249
*,^ SFX Entertainment Inc.		473,683	242
*	Charles & Colvard Ltd.	184,730	240
*	Summer Infant Inc.	135,595	233
*	Joe's Jeans Inc.	636,795	229
*	Stanley Furniture Co. Inc.	77,487	229
*,^ UQM Technologies Inc.		353,941	225
*,^ Chanticleer Holdings Inc.		189,480	208
*	Townsquare Media Inc. Class A	20,560	201
*,^ Clean Diesel Technologies Inc.		130,761	200
*,^ Nova Lifestyle Inc.		80,959	185
*	CafePress Inc.	40,283	174
*	Skyline Corp.	57,715	166
*,^ American Apparel Inc.		1,259,877	140
*,^ Pacific Sunwear of California Inc.		425,744	136
	Lincoln Educational Services Corp.	250,237	128
*	Fogo De Chao Inc.	7,704	120
	Sypris Solutions Inc.	88,213	107
*,^ Vuzix Corp.		22,318	104
*	Ollie's Bargain Outlet Holdings Inc.	6,356	103
*	NTN Buzztime Inc.	287,989	92
*	MCBC Holdings Inc.	6,160	80
*	US Auto Parts Network Inc.	36,063	68
*,^ Comstock Holding Cos. Inc. Class A		17,945	64
	Peak Resorts Inc.	7,438	51
*	Nevada Gold & Casinos Inc.	33,200	50
*	SPAR Group Inc.	33,227	50
*	Lindblad Expeditions Holdings Inc.	5,000	49
*	CVSL Inc.	25,090	42
	Flanigan's Enterprises Inc.	1,352	38
*	Premier Exhibitions Inc.	18,742	35
*	Appliance Recycling Centers of America Inc.	24,098	28
*	Diversified Restaurant Holdings Inc.	10,100	28
*,^ Dex Media Inc.		160,956	22
	AG&E Holdings Inc.	32,460	14
*	Entertainment Gaming Asia Inc.	5,940	13

*	Koss Corp.	3,992	9
	Value Line Inc.	586	9
	Crown Crafts Inc.	1,013	8
	AMCON Distributing Co.	100	8
*	P&F Industries Inc. Class A	574	6
*	Unique Fabricating Inc.	196	2
	Canterbury Park Holding Corp.	209	2
*	DGSE Cos. Inc.	1,051	—
*	Here Media Inc.	12,670	—
*	Here Media Inc. Special Shares	12,670	—
			6,534,598
Consumer Staples (3.4%)
	Church & Dwight Co. Inc.	1,329,053	111,508
	Bunge Ltd.	1,459,955	107,015
*	WhiteWave Foods Co. Class A	1,783,782	71,619
	Ingredion Inc.	724,387	63,246
*	Rite Aid Corp.	10,300,773	62,526
*	Hain Celestial Group Inc.	1,041,415	53,737
*	Edgewell Personal Care Co.	631,250	51,510
	Pinnacle Foods Inc.	1,130,894	47,362
	Flowers Foods Inc.	1,877,194	46,442
	Casey's General Stores Inc.	401,821	41,355
*	Post Holdings Inc.	616,113	36,412
*,^ Herbalife Ltd.		664,289	36,204
*	TreeHouse Foods Inc.	444,609	34,586
*	Sprouts Farmers Market Inc.	1,494,015	31,524
	Spectrum Brands Holdings Inc.	285,260	26,104
	Nu Skin Enterprises Inc. Class A	614,004	25,346
*	United Natural Foods Inc.	519,768	25,214
	Energizer Holdings Inc.	648,202	25,092
	Coty Inc. Class A	857,145	23,194
	B&G Foods Inc.	600,994	21,906
*	Boston Beer Co. Inc. Class A	98,426	20,729
	Vector Group Ltd.	896,378	20,267
	Lancaster Colony Corp.	201,729	19,665
*	SUPERVALU Inc.	2,688,659	19,305
*	Darling Ingredients Inc.	1,712,224	19,245
	Snyder's-Lance Inc.	545,129	18,387
	J&J Snack Foods Corp.	156,118	17,744
^	Cal-Maine Foods Inc.	311,606	17,017
	Dean Foods Co.	977,439	16,147
	PriceSmart Inc.	199,090	15,398
	Avon Products Inc.	4,516,446	14,678
*	HRG Group Inc.	1,245,346	14,608
^	Sanderson Farms Inc.	206,752	14,177
	Fresh Del Monte Produce Inc.	348,590	13,773
^	Pilgrim's Pride Corp.	646,769	13,440
	WD-40 Co.	142,347	12,679
	Universal Corp.	232,942	11,547
	Coca-Cola Bottling Co. Consolidated	57,545	11,128
*	Fresh Market Inc.	458,213	10,351
	SpartanNash Co.	390,905	10,105
	Andersons Inc.	276,836	9,429
*	Seaboard Corp.	2,942	9,058
*	USANA Health Sciences Inc.	64,582	8,656
*	Diamond Foods Inc.	270,921	8,361
	Tootsie Roll Industries Inc.	236,697	7,406

*	Central Garden & Pet Co. Class A	447,928	7,216
	Calavo Growers Inc.	156,608	6,991
	Ingles Markets Inc. Class A	138,694	6,634
	Weis Markets Inc.	141,249	5,897
*	National Beverage Corp.	178,981	5,500
*	Boulder Brands Inc.	629,388	5,155
*	Revlon Inc. Class A	166,779	4,912
	John B Sanfilippo & Son Inc.	93,457	4,791
*	Blue Buffalo Pet Products Inc.	257,083	4,604
	Inter Parfums Inc.	177,814	4,412
*	Medifast Inc.	157,297	4,225
*	Smart & Final Stores Inc.	239,377	3,761
*	Omega Protein Corp.	221,122	3,752
*,^ Elizabeth Arden Inc.		277,132	3,240
*	Landec Corp.	238,472	2,783
*	Chefs' Warehouse Inc.	187,127	2,650
	MGP Ingredients Inc.	158,029	2,530
^	Natural Health Trends Corp.	71,543	2,338
*	Natural Grocers by Vitamin Cottage Inc.	102,719	2,331
*	Nutraceutical International Corp.	94,546	2,232
*	Farmer Bros Co.	81,040	2,208
*	Alliance One International Inc.	108,065	2,202
*	Seneca Foods Corp. Class A	79,874	2,105
	Orchids Paper Products Co.	74,093	1,934
*,^ Freshpet Inc.		175,454	1,842
*	Inventure Foods Inc.	196,366	1,744
	Alico Inc.	38,124	1,547
	Limoneira Co.	86,754	1,451
	Village Super Market Inc. Class A	61,166	1,444
	Rocky Mountain Chocolate Factory Inc.	112,209	1,262
	Oil-Dri Corp. of America	54,582	1,250
	United-Guardian Inc.	57,249	1,032
*,^ Roundy's Inc.		408,894	949
*	Lifeway Foods Inc.	89,916	942
	Nature's Sunshine Products Inc.	71,807	860
*	S&W Seed Co.	165,650	762
*	Lifevantage Corp.	925,444	759
*	Craft Brew Alliance Inc.	91,732	731
*	Synutra International Inc.	153,081	727
*	Natural Alternatives International Inc.	113,377	713
*	Primo Water Corp.	92,035	695
*	Castle Brands Inc.	471,378	622
	Liberator Medical Holdings Inc.	255,762	601
*	Female Health Co.	263,926	417
*,^ 22nd Century Group Inc.		365,688	307
*,^ Fairway Group Holdings Corp.		233,299	245
*	Reed's Inc.	43,408	198
*,^ DS Healthcare Group Inc.		78,692	197
*	Mannatech Inc.	9,366	178
*	Amplify Snack Brands Inc.	11,910	128
*	Coffee Holding Co. Inc.	22,521	88
*	RiceBran Technologies	20,529	46
*	Reliv International Inc.	45,472	33
*	Crystal Rock Holdings Inc.	42,584	26
*	Tofutti Brands Inc.	3,498	16
	Vapor Corp.	15,708	8
	Golden Enterprises Inc.	1,541	6

*	Ocean Bio-Chem Inc.	1,200	3
*	MYOS Corp.	600	2
			1,411,436
Energy (3.6%)
*	Concho Resources Inc.	1,221,001	120,024
*	Cheniere Energy Inc.	2,401,112	115,974
	HollyFrontier Corp.	1,913,797	93,470
*	Weatherford International plc	7,868,739	66,727
*	Diamondback Energy Inc.	674,380	43,565
^	Core Laboratories NV	432,016	43,115
	Energen Corp.	799,825	39,879
	Oceaneering International Inc.	992,975	39,004
*	Gulfport Energy Corp.	1,108,482	32,900
	Western Refining Inc.	733,620	32,367
*	Whiting Petroleum Corp.	2,118,629	32,351
	Nabors Industries Ltd.	3,021,200	28,550
	Noble Corp. plc	2,506,817	27,349
	World Fuel Services Corp.	749,636	26,837
	Targa Resources Corp.	501,435	25,834
	PBF Energy Inc. Class A	890,505	25,139
*	Continental Resources Inc.	833,123	24,136
*	Cobalt International Energy Inc.	3,405,915	24,114
*	Dril-Quip Inc.	404,764	23,565
	SM Energy Co.	700,896	22,457
*	PDC Energy Inc.	415,005	21,999
	QEP Resources Inc.	1,684,665	21,109
	Rowan Cos. plc Class A	1,293,337	20,887
	Patterson-UTI Energy Inc.	1,532,123	20,132
	Superior Energy Services Inc.	1,559,444	19,696
	SemGroup Corp. Class A	455,146	19,681
*	Matador Resources Co.	816,270	16,929
*,^ Antero Resources Corp.		787,155	16,656
*	WPX Energy Inc.	2,433,833	16,112
*	Memorial Resource Development Corp.	904,848	15,907
	Delek US Holdings Inc.	566,982	15,705
*	Carrizo Oil & Gas Inc.	490,504	14,980
*	Oil States International Inc.	534,745	13,973
	Exterran Holdings Inc.	720,528	12,970
*	Rice Energy Inc.	802,342	12,966
*	Parsley Energy Inc. Class A	851,005	12,825
*,^ Oasis Petroleum Inc.		1,443,258	12,527
*,^ Laredo Petroleum Inc.		1,303,056	12,288
*	RSP Permian Inc.	537,613	10,887
*	McDermott International Inc.	2,484,771	10,685
*,^ Ultra Petroleum Corp.		1,596,101	10,199
*	SEACOR Holdings Inc.	167,206	10,001
	Bristow Group Inc.	362,788	9,491
*	Synergy Resources Corp.	944,818	9,259
	Atwood Oceanics Inc.	622,787	9,223
	Denbury Resources Inc.	3,697,179	9,021
	California Resources Corp.	3,207,018	8,338
*	Kosmos Energy Ltd.	1,455,038	8,119
*	Forum Energy Technologies Inc.	645,959	7,887
^	US Silica Holdings Inc.	553,916	7,805
	CVR Energy Inc.	174,932	7,181
	Green Plains Inc.	356,168	6,931
^	Tidewater Inc.	490,037	6,439

*	Matrix Service Co.	285,646	6,418
	RPC Inc.	647,018	5,726
	Frank's International NV	368,507	5,649
*	Unit Corp.	486,830	5,482
*	TETRA Technologies Inc.	861,805	5,093
*	Callon Petroleum Co.	680,427	4,960
*	Helix Energy Solutions Group Inc.	1,024,514	4,907
	Alon USA Energy Inc.	259,779	4,694
*	Newpark Resources Inc.	911,569	4,667
*,^ Hornbeck Offshore Services Inc.		338,038	4,574
^	Peabody Energy Corp.	2,884,174	3,980
^	CARBO Ceramics Inc.	204,952	3,892
*	Par Petroleum Corp.	178,680	3,722
*	Parker Drilling Co.	1,344,678	3,537
*,^ Sanchez Energy Corp.		558,385	3,434
*	RigNet Inc.	134,078	3,419
*,^ Clean Energy Fuels Corp.		752,544	3,386
*	Era Group Inc.	200,377	3,000
*	Stone Energy Corp.	585,401	2,904
*	Clayton Williams Energy Inc.	71,160	2,762
*	Renewable Energy Group Inc.	330,724	2,738
*,^ Northern Oil and Gas Inc.		610,072	2,697
	Tesco Corp.	366,469	2,617
*	REX American Resources Corp.	50,215	2,542
	Panhandle Oil and Gas Inc. Class A	152,210	2,460
*	Westmoreland Coal Co.	174,354	2,457
*	Natural Gas Services Group Inc.	118,908	2,295
*,^ Halcon Resources Corp.		4,230,676	2,242
*	Ring Energy Inc.	214,118	2,113
*	EP Energy Corp. Class A	391,815	2,018
*	Geospace Technologies Corp.	142,672	1,970
	Gulf Island Fabrication Inc.	177,363	1,868
*,^ Solazyme Inc.		684,343	1,779
*	Bill Barrett Corp.	521,254	1,720
*	Cloud Peak Energy Inc.	647,714	1,703
*,^ C&J Energy Services Ltd.		483,867	1,703
	Gulfmark Offshore Inc.	276,136	1,687
*	Bonanza Creek Energy Inc.	395,555	1,610
*	Pacific Ethanol Inc.	235,105	1,526
*	PHI Inc.	75,566	1,516
*	Abraxas Petroleum Corp.	1,159,453	1,484
*	Pioneer Energy Services Corp.	678,208	1,424
	Evolution Petroleum Corp.	254,453	1,412
*,^ EXCO Resources Inc.		1,853,942	1,390
*,^ Erin Energy Corp.		329,920	1,293
*	Contango Oil & Gas Co.	169,963	1,292
*,^ Basic Energy Services Inc.		369,130	1,218
^	W&T Offshore Inc.	397,444	1,192
*	Jones Energy Inc. Class A	246,139	1,179
*,^ SandRidge Energy Inc.		4,110,589	1,110
*,^ Triangle Petroleum Corp.		775,014	1,101
*	VAALCO Energy Inc.	641,021	1,090
*,^ Rex Energy Corp.		505,650	1,047
*,^ Uranium Energy Corp.		1,041,023	1,041
^	Energy XXI Ltd.	978,415	1,027
*	PHI Inc. Non-Voting Shares	49,411	933
^	Comstock Resources Inc.	467,745	893

	Adams Resources & Energy Inc.	20,915	858
*,^ Eclipse Resources Corp.		436,057	850
	Dawson Geophysical Co.	220,207	839
	Hallador Energy Co.	117,223	815
*	PetroQuest Energy Inc.	691,971	810
*	Gastar Exploration Inc.	698,911	804
*,^ Amyris Inc.		391,509	787
*,^ Fairmount Santrol Holdings Inc.		287,100	775
^	Arch Coal Inc.	228,789	755
*	Approach Resources Inc.	390,032	729
*,^ Isramco Inc.		7,288	724
*,^ Magnum Hunter Resources Corp.		2,093,504	712
*	Willbros Group Inc.	548,331	691
*	Harvest Natural Resources Inc.	486,103	676
*	Key Energy Services Inc.	1,411,964	664
*,^ Seventy Seven Energy Inc.		444,900	614
*	FX Energy Inc.	621,554	590
*,^ Synthesis Energy Systems Inc.		573,619	561
*	Mitcham Industries Inc.	148,174	560
*	ION Geophysical Corp.	1,411,651	551
*,^ Warren Resources Inc.		937,106	459
*,^ Penn Virginia Corp.		754,257	400
*	TransAtlantic Petroleum Ltd.	143,298	364
*	Zion Oil & Gas Inc.	239,958	343
*,^ Vertex Energy Inc.		145,816	312
*,^ Midstates Petroleum Co. Inc.		48,415	298
*,^ Goodrich Petroleum Corp.		505,444	293
*,^ Resolute Energy Corp.		750,085	291
*,^ Nuverra Environmental Solutions Inc.		207,561	282
*	PrimeEnergy Corp.	3,726	276
*,^ Gevo Inc.		155,470	267
*	CHC Group Ltd.	381,467	229
^	Paragon Offshore plc	911,469	219
*	Royale Energy Inc.	292,749	208
*	Aspen Aerogels Inc.	27,637	207
*	Independence Contract Drilling Inc.	38,849	193
*,^ Uranium Resources Inc.		239,942	192
*,^ Swift Energy Co.		499,380	188
*,^ Profire Energy Inc.		187,943	180
*	US Energy Corp. Wyoming	294,118	156
*,^ Glori Energy Inc.		176,160	130
*	Tengasco Inc.	558,194	123
*	Gener8 Maritime Inc.	11,000	120
*,^ Emerald Oil Inc.		58,461	107
*	Barnwell Industries Inc.	48,034	89
*	Forbes Energy Services Ltd.	143,916	79
*	Earthstone Energy Inc.	4,219	64
*	Lilis Energy Inc.	103,154	62
*	GreenHunter Resources Inc.	195,206	59
*	Dakota Plains Holdings Inc.	73,177	59
*,^ ZaZa Energy Corp.		138,805	48
*	Ceres Inc.	43,655	48
*,^ Aemetis Inc.		17,273	48
*	FieldPoint Petroleum Corp.	35,776	40
*	Enservco Corp.	47,023	34
*	Magellan Petroleum Corp.	49,825	30
*	Yuma Energy Inc.	57,924	28

*	Torchlight Energy Resources Inc.	14,471	24
*	ENGlobal Corp.	21,344	22
*,^ Lucas Energy Inc.		10,012	22
*	Centrus Energy Corp. Class A	6,500	20
*	Escalera Resources Co.	116,717	18
*	PEDEVCO Corp.	40,105	9
*	Superior Drilling Products Inc.	4,028	5
*	Eco-Stim Energy Solutions Inc.	1,481	5
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	2
*	SAExploration Holdings Inc.	678	2
			1,484,777
Financials (25.6%)
*	Markel Corp.	141,610	113,551
	Citizens Financial Group Inc.	4,088,759	97,558
	Extra Space Storage Inc.	1,246,817	96,204
	Federal Realty Investment Trust	701,591	95,732
	Annaly Capital Management Inc.	9,617,468	94,924
	UDR Inc.	2,684,030	92,545
*	Arch Capital Group Ltd.	1,242,306	91,272
*	Ally Financial Inc.	4,449,418	90,679
	First Republic Bank	1,442,359	90,537
	Voya Financial Inc.	2,323,780	90,093
	Digital Realty Trust Inc.	1,378,253	90,027
	TD Ameritrade Holding Corp.	2,758,551	87,832
	New York Community Bancorp Inc.	4,509,505	81,442
	Everest Re Group Ltd.	448,478	77,739
*	Alleghany Corp.	162,072	75,868
	HCC Insurance Holdings Inc.	970,718	75,202
	Willis Group Holdings plc	1,823,458	74,707
	Arthur J Gallagher & Co.	1,771,509	73,128
*	Signature Bank	516,352	71,029
	VEREIT Inc.	9,186,776	70,922
	CIT Group Inc.	1,768,063	70,776
	SEI Investments Co.	1,414,317	68,213
	PartnerRe Ltd.	485,536	67,431
	Duke Realty Corp.	3,504,199	66,755
	American Capital Agency Corp.	3,540,149	66,201
	Jones Lang LaSalle Inc.	456,366	65,612
	Camden Property Trust	881,533	65,145
	Raymond James Financial Inc.	1,300,710	64,554
	Mid-America Apartment Communities Inc.	765,044	62,634
	Alexandria Real Estate Equities Inc.	733,874	62,137
	Reinsurance Group of America Inc. Class A	674,585	61,111
	Kilroy Realty Corp.	935,793	60,976
*	SVB Financial Group	522,431	60,362
	MSCI Inc. Class A	1,001,660	59,559
	Regency Centers Corp.	955,618	59,392
	Omega Healthcare Investors Inc.	1,666,225	58,568
	Lazard Ltd. Class A	1,317,018	57,027
	WP Carey Inc.	984,830	56,933
	CBOE Holdings Inc.	840,224	56,362
	East West Bancorp Inc.	1,459,948	56,091
*	Realogy Holdings Corp.	1,488,161	55,999
	Axis Capital Holdings Ltd.	1,021,407	54,870
	WR Berkley Corp.	1,001,643	54,459
	National Retail Properties Inc.	1,388,665	50,367
	RenaissanceRe Holdings Ltd.	472,850	50,273

American Financial Group Inc.	729,076	50,241
Starwood Property Trust Inc.	2,447,698	50,227
StanCorp Financial Group Inc.	429,320	49,028
Liberty Property Trust	1,520,946	47,925
DDR Corp.	3,104,553	47,748
Equity LifeStyle Properties Inc.	812,634	47,596
CubeSmart	1,688,276	45,938
NorthStar Realty Finance Corp.	3,717,781	45,915
White Mountains Insurance Group Ltd.	60,492	45,206
Investors Bancorp Inc.	3,642,266	44,946
Home Properties Inc.	599,006	44,776
PacWest Bancorp	1,035,812	44,343
City National Corp.	500,940	44,113
First American Financial Corp.	1,123,483	43,894
Lamar Advertising Co. Class A	839,645	43,813
Taubman Centers Inc.	617,715	42,672
* Forest City Enterprises Inc. Class A	2,110,842	42,491
American Campus Communities Inc.	1,164,211	42,191
* Howard Hughes Corp.	362,729	41,620
BioMed Realty Trust Inc.	2,050,723	40,973
Spirit Realty Capital Inc.	4,480,347	40,950
Douglas Emmett Inc.	1,423,697	40,889
Brixmor Property Group Inc.	1,726,754	40,544
Eaton Vance Corp.	1,192,644	39,858
Hospitality Properties Trust	1,554,754	39,771
* Synchrony Financial	1,269,336	39,730
Synovus Financial Corp.	1,339,639	39,653
Senior Housing Properties Trust	2,434,781	39,443
Weingarten Realty Investors	1,181,760	39,128
Old Republic International Corp.	2,501,468	39,123
* Strategic Hotels & Resorts Inc.	2,795,971	38,556
Endurance Specialty Holdings Ltd.	628,175	38,338
BankUnited Inc.	1,071,849	38,319
Validus Holdings Ltd.	845,383	38,101
Highwoods Properties Inc.	974,449	37,760
First Niagara Financial Group Inc.	3,655,223	37,320
Umpqua Holdings Corp.	2,286,270	37,266
Assured Guaranty Ltd.	1,487,025	37,176
Commerce Bancshares Inc.	814,687	37,117
Brown & Brown Inc.	1,197,486	37,086
Sun Communities Inc.	545,859	36,987
CNO Financial Group Inc.	1,950,816	36,695
* Equity Commonwealth	1,344,908	36,635
Cullen/Frost Bankers Inc.	569,674	36,220
Corrections Corp. of America	1,213,817	35,856
Hanover Insurance Group Inc.	458,589	35,632
Allied World Assurance Co. Holdings AG	921,476	35,173
MarketAxess Holdings Inc.	378,519	35,157
Sovran Self Storage Inc.	371,842	35,065
Bank of the Ozarks Inc.	792,996	34,701
Radian Group Inc.	2,161,788	34,394
First Horizon National Corp.	2,419,930	34,315
Retail Properties of America Inc.	2,407,238	33,918
RLJ Lodging Trust	1,327,201	33,538
Two Harbors Investment Corp.	3,801,891	33,533
Webster Financial Corp.	940,652	33,515
LaSalle Hotel Properties	1,170,595	33,233

LPL Financial Holdings Inc.	831,507	33,069
Post Properties Inc.	565,881	32,985
Prosperity Bancshares Inc.	668,199	32,815
Tanger Factory Outlet Centers Inc.	994,200	32,779
* SLM Corp.	4,414,081	32,664
* MGIC Investment Corp.	3,519,835	32,594
Popular Inc.	1,074,205	32,473
Healthcare Trust of America Inc. Class A	1,304,137	31,964
New Residential Investment Corp.	2,387,959	31,282
Symetra Financial Corp.	987,713	31,251
DCT Industrial Trust Inc.	915,048	30,801
PrivateBancorp Inc.	799,610	30,649
FirstMerit Corp.	1,718,834	30,372
EPR Properties	586,572	30,250
* Stifel Financial Corp.	703,719	29,627
Waddell & Reed Financial Inc. Class A	849,897	29,551
Columbia Property Trust Inc.	1,269,542	29,453
Apple Hospitality REIT Inc.	1,579,945	29,340
Outfront Media Inc.	1,396,664	29,051
Rayonier Inc.	1,315,997	29,044
NorthStar Asset Management Group Inc.	2,010,142	28,866
Bank of Hawaii Corp.	452,391	28,722
* Western Alliance Bancorp	933,600	28,671
Aspen Insurance Holdings Ltd.	616,881	28,666
Sunstone Hotel Investors Inc.	2,162,449	28,609
Paramount Group Inc.	1,699,000	28,543
Chimera Investment Corp.	2,132,725	28,515
Care Capital Properties Inc.	857,759	28,246
Federated Investors Inc. Class B	966,349	27,927
Gaming and Leisure Properties Inc.	929,896	27,618
Piedmont Office Realty Trust Inc. Class A	1,535,792	27,475
Associated Banc-Corp	1,524,479	27,395
* LendingClub Corp.	2,051,928	27,147
ProAssurance Corp.	551,558	27,065
Medical Properties Trust Inc.	2,424,348	26,813
TCF Financial Corp.	1,750,903	26,544
* PRA Group Inc.	501,143	26,520
Pebblebrook Hotel Trust	744,395	26,389
Wintrust Financial Corp.	492,146	26,295
MFA Financial Inc.	3,842,019	26,164
Blackstone Mortgage Trust Inc. Class A	952,099	26,126
Healthcare Realty Trust Inc.	1,040,679	25,861
Ryman Hospitality Properties Inc.	520,477	25,623
United Bankshares Inc.	673,055	25,569
American Homes 4 Rent Class A	1,583,568	25,464
* Texas Capital Bancshares Inc.	474,370	24,866
AmTrust Financial Services Inc.	385,972	24,309
Home BancShares Inc.	598,459	24,238
First Industrial Realty Trust Inc.	1,147,259	24,035
Interactive Brokers Group Inc.	596,413	23,540
FNB Corp.	1,805,150	23,377
GEO Group Inc.	779,018	23,168
Cathay General Bancorp	770,653	23,089
Brandywine Realty Trust	1,865,670	22,985
DiamondRock Hospitality Co.	2,079,533	22,979
Colony Capital Inc. Class A	1,163,628	22,761
Primerica Inc.	503,321	22,685

	WP GLIMCHER Inc.	1,943,296	22,659
	MB Financial Inc.	691,293	22,564
	Valley National Bancorp	2,291,008	22,544
	Communications Sales & Leasing Inc.	1,252,922	22,427
	Washington Federal Inc.	983,462	22,374
	Fulton Financial Corp.	1,833,118	22,181
	UMB Financial Corp.	432,113	21,956
	CyrusOne Inc.	669,238	21,857
	Hancock Holding Co.	807,325	21,838
	Hudson Pacific Properties Inc.	753,128	21,683
*	Santander Consumer USA Holdings Inc.	1,061,181	21,669
^	First Financial Bankshares Inc.	672,617	21,376
	CBL & Associates Properties Inc.	1,540,057	21,176
	BancorpSouth Inc.	890,598	21,170
	Acadia Realty Trust	698,560	21,006
	Janus Capital Group Inc.	1,533,253	20,852
*	Springleaf Holdings Inc. Class A	476,749	20,843
	RLI Corp.	389,075	20,827
	Urban Edge Properties	959,627	20,718
	Glacier Bancorp Inc.	784,379	20,700
	Kennedy-Wilson Holdings Inc.	931,722	20,656
	Kite Realty Group Trust	866,893	20,641
	IBERIABANK Corp.	354,226	20,619
	Corporate Office Properties Trust	980,162	20,613
*	Credit Acceptance Corp.	104,546	20,582
	Xenia Hotels & Resorts Inc.	1,162,965	20,305
	First Citizens BancShares Inc. Class A	89,750	20,283
	Erie Indemnity Co. Class A	243,746	20,216
	National Health Investors Inc.	346,730	19,933
	American Equity Investment Life Holding Co.	843,637	19,665
	Cousins Properties Inc.	2,131,692	19,654
	South State Corp.	253,445	19,482
	Empire State Realty Trust Inc.	1,131,408	19,268
	Mercury General Corp.	378,636	19,125
	WisdomTree Investments Inc.	1,164,094	18,777
	Sterling Bancorp	1,260,656	18,746
*,^ St. Joe Co.		964,923	18,459
	Selective Insurance Group Inc.	593,016	18,419
	Equity One Inc.	749,116	18,233
	EastGroup Properties Inc.	336,058	18,208
*	BofI Holding Inc.	140,242	18,067
	Washington REIT	719,649	17,941
^	Lexington Realty Trust	2,213,961	17,933
*	Seritage Growth Properties Class A	479,014	17,843
	DuPont Fabros Technology Inc.	685,110	17,731
	Columbia Banking System Inc.	565,343	17,644
	Evercore Partners Inc. Class A	349,876	17,578
	Kemper Corp.	494,184	17,479
	Pinnacle Financial Partners Inc.	352,351	17,410
*	Enstar Group Ltd.	114,592	17,189
	CVB Financial Corp.	1,027,303	17,156
	New York REIT Inc.	1,701,092	17,113
	National Penn Bancshares Inc.	1,452,834	17,071
	Retail Opportunity Investments Corp.	1,010,591	16,715
*	Essent Group Ltd.	667,297	16,582
	Education Realty Trust Inc.	501,237	16,516
	American Assets Trust Inc.	403,488	16,487

Mack-Cali Realty Corp.	868,928	16,405
Chesapeake Lodging Trust	628,979	16,391
Argo Group International Holdings Ltd.	289,443	16,380
Capitol Federal Financial Inc.	1,341,669	16,261
Alexander & Baldwin Inc.	473,103	16,242
Community Bank System Inc.	436,637	16,230
Trustmark Corp.	700,433	16,229
LTC Properties Inc.	375,206	16,010
Chambers Street Properties	2,462,034	15,979
EverBank Financial Corp.	827,216	15,965
Sabra Health Care REIT Inc.	685,885	15,899
^ Financial Engines Inc.	539,423	15,897
* Hilltop Holdings Inc.	798,895	15,826
PS Business Parks Inc.	197,135	15,649
Invesco Mortgage Capital Inc.	1,276,733	15,627
Old National Bancorp	1,117,497	15,567
QTS Realty Trust Inc. Class A	354,888	15,505
Monogram Residential Trust Inc.	1,657,886	15,435
Hatteras Financial Corp.	1,003,583	15,204
Astoria Financial Corp.	923,284	14,865
BOK Financial Corp.	226,507	14,657
BGC Partners Inc. Class A	1,778,109	14,616
* Eagle Bancorp Inc.	316,597	14,405
First Midwest Bancorp Inc.	819,740	14,378
Alexander's Inc.	38,361	14,347
Horace Mann Educators Corp.	431,572	14,337
Pennsylvania REIT	720,089	14,279
International Bancshares Corp.	566,609	14,182
CoreSite Realty Corp.	275,076	14,150
Parkway Properties Inc.	881,387	13,714
Simmons First National Corp. Class A	285,580	13,688
Great Western Bancorp Inc.	534,763	13,567
LegacyTexas Financial Group Inc.	444,687	13,554
Northwest Bancshares Inc.	1,040,660	13,529
Artisan Partners Asset Management Inc. Class A	378,707	13,342
Independent Bank Corp.	279,552	12,887
Ramco-Gershenson Properties Trust	846,986	12,713
NBT Bancorp Inc.	470,298	12,670
First Financial Bancorp	663,751	12,664
Renasant Corp.	384,463	12,630
Chemical Financial Corp.	386,833	12,514
Potlatch Corp.	434,518	12,510
BBCN Bancorp Inc.	831,495	12,489
Gramercy Property Trust Inc.	594,051	12,338
STAG Industrial Inc.	675,102	12,294
Redwood Trust Inc.	878,970	12,165
Park National Corp.	134,384	12,124
Select Income REIT	634,592	12,064
Westamerica Bancorporation	269,296	11,968
PennyMac Mortgage Investment Trust	773,461	11,965
TFS Financial Corp.	691,297	11,925
CYS Investments Inc.	1,640,846	11,913
* First Cash Financial Services Inc.	294,166	11,784
WesBanco Inc.	373,686	11,752
S&T Bancorp Inc.	357,929	11,676
Government Properties Income Trust	729,177	11,667
National General Holdings Corp.	604,748	11,666

	Hersha Hospitality Trust Class A	508,825	11,530
	HFF Inc. Class A	341,355	11,524
	United Community Banks Inc.	555,264	11,350
	Provident Financial Services Inc.	574,185	11,197
	Physicians Realty Trust	741,643	11,191
*	Beneficial Bancorp Inc.	840,635	11,147
	Union Bankshares Corp.	462,770	11,106
	Talmer Bancorp Inc. Class A	661,547	11,015
	Summit Hotel Properties Inc.	913,118	10,656
	STORE Capital Corp.	514,949	10,639
^	Global Net Lease Inc.	1,144,531	10,530
	Infinity Property & Casualty Corp.	130,683	10,525
	Banner Corp.	219,686	10,494
	Investors Real Estate Trust	1,352,101	10,465
	First Merchants Corp.	398,935	10,460
	Franklin Street Properties Corp.	970,391	10,432
	Boston Private Financial Holdings Inc.	881,724	10,316
	AMERISAFE Inc.	205,609	10,225
*	iStar Inc.	808,720	10,174
	CNA Financial Corp.	287,876	10,055
	Towne Bank	528,234	9,957
	Capstead Mortgage Corp.	993,610	9,827
*	Capital Bank Financial Corp.	322,065	9,736
	Hanmi Financial Corp.	384,529	9,690
*	Navigators Group Inc.	124,102	9,677
	Starwood Waypoint Residential Trust	402,203	9,584
	First Commonwealth Financial Corp.	1,049,546	9,540
	Apollo Commercial Real Estate Finance Inc.	606,959	9,535
	City Holding Co.	191,100	9,421
	FelCor Lodging Trust Inc.	1,325,896	9,374
*,^ Encore Capital Group Inc.		251,106	9,291
	ARMOUR Residential REIT Inc.	462,921	9,277
	Ameris Bancorp	322,281	9,266
	Wilshire Bancorp Inc.	873,943	9,185
	Stewart Information Services Corp.	224,493	9,184
	Universal Insurance Holdings Inc.	310,176	9,163
	United Fire Group Inc.	259,994	9,113
	New Senior Investment Group Inc.	870,334	9,104
*	MBIA Inc.	1,457,686	8,863
	American National Insurance Co.	90,515	8,838
	Terreno Realty Corp.	448,725	8,813
	Chatham Lodging Trust	402,993	8,656
	Berkshire Hills Bancorp Inc.	310,367	8,547
	Lakeland Financial Corp.	188,825	8,525
	State Bank Financial Corp.	410,292	8,485
	Inland Real Estate Corp.	1,040,056	8,424
	Altisource Residential Corp.	604,176	8,410
	Safety Insurance Group Inc.	154,910	8,388
	Cash America International Inc.	298,553	8,351
	Southside Bancshares Inc.	299,873	8,261
	National Bank Holdings Corp. Class A	399,844	8,209
	Brookline Bancorp Inc.	807,377	8,187
	Maiden Holdings Ltd.	588,657	8,171
	Greenhill & Co. Inc.	285,350	8,124
*	Third Point Reinsurance Ltd.	601,812	8,094
	FBL Financial Group Inc. Class A	130,982	8,058
	Northfield Bancorp Inc.	525,029	7,986

	American Capital Mortgage Investment Corp.	539,376	7,950
*	Customers Bancorp Inc.	307,777	7,910
	First Potomac Realty Trust	717,000	7,887
	Sandy Spring Bancorp Inc.	301,143	7,884
*	LendingTree Inc.	84,135	7,827
	Employers Holdings Inc.	350,795	7,819
	Saul Centers Inc.	150,740	7,801
	ServisFirst Bancshares Inc.	187,508	7,787
	Cardinal Financial Corp.	335,160	7,712
	Universal Health Realty Income Trust	162,876	7,645
*,^ Ocwen Financial Corp.		1,120,628	7,519
	Community Trust Bancorp Inc.	210,643	7,480
	Rexford Industrial Realty Inc.	542,022	7,474
	WSFS Financial Corp.	259,440	7,474
	Virtus Investment Partners Inc.	73,920	7,429
*	KCG Holdings Inc. Class A	675,811	7,414
*	Green Dot Corp. Class A	418,424	7,364
	Oritani Financial Corp.	471,293	7,362
	Nelnet Inc. Class A	212,084	7,340
*	PHH Corp.	518,081	7,315
	Flushing Financial Corp.	363,625	7,280
*	Greenlight Capital Re Ltd. Class A	316,947	7,062
	United Financial Bancorp Inc.	540,427	7,053
*	Walker & Dunlop Inc.	265,404	6,922
	Anworth Mortgage Asset Corp.	1,381,909	6,827
	Central Pacific Financial Corp.	313,550	6,575
*,^ Walter Investment Management Corp.		402,867	6,547
	Tompkins Financial Corp.	122,633	6,544
	TrustCo Bank Corp. NY	1,119,710	6,539
	Washington Trust Bancorp Inc.	165,782	6,374
	Silver Bay Realty Trust Corp.	395,010	6,324
	CenterState Banks Inc.	428,415	6,298
	BNC Bancorp	283,174	6,295
	Rouse Properties Inc.	403,507	6,287
	BancFirst Corp.	98,945	6,243
*	Marcus & Millichap Inc.	135,577	6,235
	Heritage Financial Corp.	325,835	6,132
	Great Southern Bancorp Inc.	141,200	6,114
*	Piper Jaffray Cos.	168,986	6,112
	Urstadt Biddle Properties Inc. Class A	324,218	6,076
	Monmouth Real Estate Investment Corp.	619,989	6,045
	Stock Yards Bancorp Inc.	166,181	6,041
	First Interstate BancSystem Inc. Class A	216,121	6,017
	Dime Community Bancshares Inc.	353,951	5,982
	TriCo Bancshares	243,083	5,973
	Getty Realty Corp.	376,109	5,943
	National Western Life Insurance Co. Class A	26,491	5,900
	Tier REIT Inc.	395,257	5,818
	American Residential Properties Inc.	329,104	5,684
^	New York Mortgage Trust Inc.	1,026,172	5,634
*,^ Nationstar Mortgage Holdings Inc.		406,051	5,632
	Cohen & Steers Inc.	204,085	5,602
	Ashford Hospitality Trust Inc.	909,049	5,545
*	First NBC Bank Holding Co.	158,003	5,536
	Heartland Financial USA Inc.	151,950	5,514
	Agree Realty Corp.	183,087	5,465
	Yadkin Financial Corp.	251,224	5,399

Metro Bancorp Inc.	183,399	5,390
* Forestar Group Inc.	399,006	5,247
* HomeStreet Inc.	226,541	5,233
Preferred Bank	164,107	5,186
Meridian Bancorp Inc.	377,825	5,165
Cedar Realty Trust Inc.	830,108	5,155
Bank Mutual Corp.	670,976	5,153
CoBiz Financial Inc.	395,505	5,146
^ United Development Funding IV	291,902	5,137
Hannon Armstrong Sustainable Infrastructure Capital Inc.	298,081	5,133
MainSource Financial Group Inc.	249,959	5,089
AG Mortgage Investment Trust Inc.	334,357	5,089
1st Source Corp.	164,872	5,078
^ Western Asset Mortgage Capital Corp.	402,283	5,073
* Ambac Financial Group Inc.	346,797	5,018
Apollo Residential Mortgage Inc.	393,197	4,978
Suffolk Bancorp	181,620	4,962
* First Busey Corp.	247,449	4,917
InfraREIT Inc.	206,585	4,892
Investment Technology Group Inc.	363,460	4,849
Diamond Hill Investment Group Inc.	25,879	4,815
Southwest Bancorp Inc.	292,804	4,805
German American Bancorp Inc.	161,684	4,732
* Cowen Group Inc. Class A	1,033,201	4,711
First Financial Corp.	145,195	4,697
Fidelity Southern Corp.	221,717	4,687
Ladder Capital Corp.	320,019	4,583
OFG Bancorp	516,783	4,512
Bryn Mawr Bank Corp.	143,988	4,474
* Flagstar Bancorp Inc.	214,277	4,406
* Safeguard Scientifics Inc.	280,642	4,361
Univest Corp. of Pennsylvania	226,205	4,348
First Bancorp	255,382	4,341
Arrow Financial Corp.	159,293	4,253
* Square 1 Financial Inc. Class A	165,037	4,237
* HomeTrust Bancshares Inc.	228,065	4,231
CareTrust REIT Inc.	372,309	4,226
* INTL. FCStone Inc.	170,594	4,212
RAIT Financial Trust	842,768	4,180
Guaranty Bancorp	251,492	4,142
Heritage Commerce Corp.	364,096	4,129
Virtu Financial Inc. Class A	180,116	4,128
Resource Capital Corp.	368,544	4,117
RE/MAX Holdings Inc.	114,313	4,113
* Seacoast Banking Corp. of Florida	279,504	4,103
ConnectOne Bancorp Inc.	210,971	4,072
Financial Institutions Inc.	163,937	4,062
State Auto Financial Corp.	176,617	4,029
* First BanCorp	1,110,380	3,953
West Bancorporation Inc.	210,537	3,948
* Altisource Portfolio Solutions SA	164,834	3,930
Kearny Financial Corp.	342,387	3,927
Ashford Hospitality Prime Inc.	279,756	3,925
Republic Bancorp Inc. Class A	158,836	3,899
Campus Crest Communities Inc.	732,848	3,899
Park Sterling Corp.	573,161	3,897
* Tejon Ranch Co.	178,096	3,884

	Mercantile Bank Corp.	178,866	3,717
	National Interstate Corp.	137,180	3,660
*,^ Citizens Inc. Class A		491,256	3,645
*	Ezcorp Inc. Class A	589,677	3,638
*	Pacific Premier Bancorp Inc.	178,880	3,635
*	Heritage Insurance Holdings Inc.	181,490	3,581
	GAMCO Investors Inc.	64,944	3,565
	OceanFirst Financial Corp.	206,535	3,557
	Enterprise Financial Services Corp.	140,406	3,534
	Lakeland Bancorp Inc.	317,746	3,530
	Westwood Holdings Group Inc.	64,536	3,508
	Independent Bank Corp.	236,350	3,489
	HCI Group Inc.	89,455	3,468
	OneBeacon Insurance Group Ltd. Class A	246,451	3,460
	Dynex Capital Inc.	524,348	3,440
	Ares Commercial Real Estate Corp.	282,518	3,387
*	Bancorp Inc.	442,934	3,375
	First Connecticut Bancorp Inc.	209,357	3,375
	Moelis & Co. Class A	128,296	3,369
	Newcastle Investment Corp.	763,061	3,350
	Federated National Holding Co.	138,521	3,327
	Banc of California Inc.	270,759	3,322
	Camden National Corp.	81,808	3,305
	One Liberty Properties Inc.	154,784	3,302
	Waterstone Financial Inc.	244,134	3,291
	CatchMark Timber Trust Inc. Class A	317,301	3,262
*	Ladenburg Thalmann Financial Services Inc.	1,527,258	3,223
	Peoples Bancorp Inc.	153,182	3,185
	NewBridge Bancorp	362,966	3,096
	Oppenheimer Holdings Inc. Class A	149,930	3,000
	Whitestone REIT	259,542	2,993
	Territorial Bancorp Inc.	114,142	2,972
*	Global Indemnity plc	111,598	2,921
*	Phoenix Cos. Inc.	88,190	2,909
*	Enova International Inc.	284,324	2,906
*	Sun Bancorp Inc.	150,690	2,892
	First Financial Northwest Inc.	236,814	2,863
	Gladstone Commercial Corp.	202,619	2,859
	First Community Bancshares Inc.	159,062	2,847
	Arlington Asset Investment Corp. Class A	202,639	2,847
*,^ World Acceptance Corp.		105,079	2,820
	Westfield Financial Inc.	368,368	2,818
	Blue Hills Bancorp Inc.	202,465	2,804
	Federal Agricultural Mortgage Corp.	108,085	2,803
	Capital City Bank Group Inc.	185,694	2,771
	Heritage Oaks Bancorp	342,626	2,727
	Baldwin & Lyons Inc.	125,260	2,718
	Consolidated-Tomoka Land Co.	54,067	2,693
	Opus Bank	69,308	2,650
	Citizens & Northern Corp.	135,411	2,643
*	FCB Financial Holdings Inc. Class A	80,863	2,638
	United Community Financial Corp.	520,777	2,604
*	eHealth Inc.	202,721	2,597
*	BSB Bancorp Inc.	121,371	2,566
*	NewStar Financial Inc.	311,484	2,554
*	PennyMac Financial Services Inc. Class A	158,294	2,533
*	PICO Holdings Inc.	260,376	2,520

	Fidelity & Guaranty Life	102,444	2,514
*	MBT Financial Corp.	402,025	2,509
*	NMI Holdings Inc. Class A	328,857	2,499
	First of Long Island Corp.	92,034	2,488
	BankFinancial Corp.	199,042	2,474
	Riverview Bancorp Inc.	508,753	2,417
	CorEnergy Infrastructure Trust Inc.	546,245	2,414
	Northrim BanCorp Inc.	83,056	2,403
*	CommunityOne Bancorp	219,482	2,386
	Orrstown Financial Services Inc.	140,951	2,376
	Independent Bank Group Inc.	60,319	2,318
	Meta Financial Group Inc.	55,470	2,317
	Macatawa Bank Corp.	440,493	2,282
	CIM Commercial Trust Corp.	124,152	2,281
	EMC Insurance Group Inc.	98,092	2,277
	Arbor Realty Trust Inc.	354,140	2,252
*	Southcoast Financial Corp.	168,773	2,251
	James River Group Holdings Ltd.	82,854	2,228
	First Defiance Financial Corp.	60,640	2,217
	United Insurance Holdings Corp.	167,905	2,208
*	Hampton Roads Bankshares Inc.	1,146,888	2,179
	Calamos Asset Management Inc. Class A	227,612	2,158
	Easterly Government Properties Inc.	129,445	2,065
*	Pacific Mercantile Bancorp	305,395	2,055
	National Bankshares Inc.	65,992	2,053
	First Bancorp Inc.	107,449	2,052
*,^ On Deck Capital Inc.		205,557	2,035
	Cape Bancorp Inc.	156,389	1,941
	MutualFirst Financial Inc.	81,520	1,928
	Clifton Bancorp Inc.	138,697	1,925
	CNB Financial Corp.	105,061	1,909
	Unity Bancorp Inc.	192,148	1,904
	Kansas City Life Insurance Co.	40,510	1,904
	Pzena Investment Management Inc. Class A	211,746	1,885
	Stonegate Bank	58,960	1,876
	UMH Properties Inc.	198,711	1,848
	Century Bancorp Inc. Class A	43,607	1,777
*	Cascade Bancorp	321,523	1,739
	Preferred Apartment Communities Inc. Class A	159,755	1,738
*	Security National Financial Corp. Class A	256,689	1,738
	American National Bankshares Inc.	73,593	1,726
	Pulaski Financial Corp.	127,004	1,721
	Peapack Gladstone Financial Corp.	79,106	1,675
	Marlin Business Services Corp.	108,486	1,670
*	Farmers Capital Bank Corp.	65,902	1,638
	Donegal Group Inc. Class A	115,089	1,618
	Penns Woods Bancorp Inc.	39,277	1,607
	FBR & Co.	77,640	1,585
*	Regional Management Corp.	102,284	1,585
	Provident Financial Holdings Inc.	93,814	1,574
	Armada Hoffler Properties Inc.	161,112	1,574
	Merchants Bancshares Inc.	52,958	1,557
^	Orchid Island Capital Inc.	168,242	1,556
	GAIN Capital Holdings Inc.	212,255	1,545
*	AV Homes Inc.	113,170	1,530
	First South Bancorp Inc.	192,447	1,520
*	TriState Capital Holdings Inc.	121,919	1,520

	Timberland Bancorp Inc.	139,099	1,512
	Bridge Bancorp Inc.	55,921	1,494
*	Emergent Capital Inc.	273,942	1,493
	Bank of Marin Bancorp	30,799	1,478
	State National Cos. Inc.	157,655	1,474
	ESSA Bancorp Inc.	112,996	1,473
*	Republic First Bancorp Inc.	393,323	1,463
	Pacific Continental Corp.	108,531	1,445
*	Anchor BanCorp Wisconsin Inc.	33,100	1,410
	National Storage Affiliates Trust	102,822	1,393
	Fox Chase Bancorp Inc.	79,331	1,377
	Crawford & Co. Class B	238,390	1,337
*	FRP Holdings Inc.	44,159	1,331
*	Asta Funding Inc.	155,568	1,327
	Peoples Financial Services Corp.	37,667	1,316
	Bluerock Residential Growth REIT Inc. Class A	108,477	1,300
	Old Line Bancshares Inc.	79,406	1,291
	Donegal Group Inc. Class B	63,194	1,273
	AmeriServ Financial Inc.	386,789	1,253
	NexPoint Residential Trust Inc.	92,720	1,239
*	Community Bankers Trust Corp.	239,842	1,211
	Peoples Bancorp of North Carolina Inc.	68,581	1,200
	Independence Realty Trust Inc.	159,089	1,147
*	Carolina Bank Holdings Inc.	86,992	1,130
*	Nicholas Financial Inc.	86,448	1,122
	Bank of Commerce Holdings	193,871	1,121
	Charter Financial Corp.	87,746	1,113
*	First United Corp.	133,225	1,095
	Sierra Bancorp	66,247	1,057
*	United Security Bancshares	197,087	1,045
	JAVELIN Mortgage Investment Corp.	172,246	1,039
*	First Foundation Inc.	45,500	1,036
*	Hallmark Financial Services Inc.	88,761	1,020
	Manning & Napier Inc.	138,567	1,020
	Chicopee Bancorp Inc.	61,771	991
	Lake Sunapee Bank Group	68,130	989
*	Atlas Financial Holdings Inc.	52,923	979
*,^ Impac Mortgage Holdings Inc.		59,788	978
	Ames National Corp.	41,166	944
	Home Bancorp Inc.	35,491	916
*	Consumer Portfolio Services Inc.	180,249	898
	Summit Financial Group Inc.	72,410	852
*	Old Second Bancorp Inc.	136,557	851
	Ohio Valley Banc Corp.	34,686	841
*	CU Bancorp	36,591	822
	Ocean Shore Holding Co.	50,511	812
*	Atlantic Coast Financial Corp.	144,964	806
	Bar Harbor Bankshares	25,168	805
	Hawthorn Bancshares Inc.	57,262	800
*	Triumph Bancorp Inc.	44,630	750
*	Patriot National Inc.	46,817	741
	Citizens Community Bancorp Inc.	83,110	735
	Independence Holding Co.	56,687	735
*	ASB Bancorp Inc.	29,456	734
*	Colony Bankcorp Inc.	80,138	721
*	Ashford Inc.	11,264	715
*	American River Bankshares	73,581	710

	C&F Financial Corp.	19,025	696
	Urstadt Biddle Properties Inc.	38,700	691
	MidWestOne Financial Group Inc.	23,255	680
	Investors Title Co.	9,138	662
	Middleburg Financial Corp.	37,520	660
	Oak Valley Bancorp	66,347	643
*	BBX Capital Corp.	39,789	641
	Horizon Bancorp	26,806	637
	QCR Holdings Inc.	28,978	634
	Shore Bancshares Inc.	63,649	619
	Prudential Bancorp Inc.	40,939	590
	BCB Bancorp Inc.	58,206	579
	Sotherly Hotels Inc.	83,209	566
	Cherry Hill Mortgage Investment Corp.	37,047	564
*	HMN Financial Inc.	47,639	555
*	Maui Land & Pineapple Co. Inc.	105,022	546
	Parke Bancorp Inc.	43,170	539
	First Business Financial Services Inc.	22,591	531
	MidSouth Bancorp Inc.	45,406	531
	Guaranty Federal Bancshares Inc.	36,149	530
*	1st Constitution Bancorp	45,232	526
*	JG Wentworth Co. Class A	106,481	525
	Five Oaks Investment Corp.	81,937	518
	Citizens Holding Co.	22,634	509
*	Green Bancorp Inc.	42,687	489
	Norwood Financial Corp.	16,771	486
	Eastern Virginia Bankshares Inc.	71,522	483
^	FXCM Inc. Class A	541,005	471
	HF Financial Corp.	28,456	462
	Ellington Residential Mortgage REIT	37,243	452
	Southern National Bancorp of Virginia Inc.	39,433	445
*	Stonegate Mortgage Corp.	61,421	437
*	Stratus Properties Inc.	27,859	432
	Farmland Partners Inc.	40,223	422
	Central Valley Community Bancorp	34,793	421
*	First Acceptance Corp.	155,452	420
*	Bear State Financial Inc.	46,549	414
	City Office REIT Inc.	36,113	410
	Tiptree Financial Inc. Class A	63,713	408
	US Global Investors Inc. Class A	210,856	365
*	Atlanticus Holdings Corp.	92,614	341
	Federal Agricultural Mortgage Corp. Class A	12,788	339
	Monarch Financial Holdings Inc.	27,319	338
	Access National Corp.	16,581	338
	ZAIS Financial Corp.	24,949	334
	First Savings Financial Group Inc.	9,746	332
	Premier Financial Bancorp Inc.	23,038	328
*,^ RCS Capital Corp. Class A		397,474	322
	SB Financial Group Inc.	31,319	322
*	BRT Realty Trust	44,049	312
	Civista Bancshares Inc.	29,098	298
	First Bancshares Inc.	16,769	293
	Enterprise Bancorp Inc.	13,707	287
	Codorus Valley Bancorp Inc.	13,656	280
*	ZAIS Group Holdings Inc.	29,300	276
	Resource America Inc. Class A	40,744	271
	QC Holdings Inc.	158,879	267

First Internet Bancorp	8,331	266
Cheviot Financial Corp.	18,799	260
* Xenith Bankshares Inc.	40,283	257
Owens Realty Mortgage Inc.	18,658	257
* Health Insurance Innovations Inc. Class A	51,258	256
Blue Capital Reinsurance Holdings Ltd.	14,788	255
* First Marblehead Corp.	72,565	250
* Anchor Bancorp Inc.	11,200	247
Two River Bancorp	26,479	242
Union Bankshares Inc.	8,739	231
Georgetown Bancorp Inc.	12,400	229
Farmers National Banc Corp.	27,837	229
Gladstone Land Corp.	23,794	218
SI Financial Group Inc.	18,275	217
Silvercrest Asset Management Group Inc. Class A	20,064	217
* First Security Group Inc.	86,587	216
First Clover Leaf Financial Corp.	21,799	214
* Southern First Bancshares Inc.	10,419	214
Hingham Institution for Savings	1,785	207
Old Point Financial Corp.	12,862	202
* Royal Bancshares of Pennsylvania Inc.	88,717	185
United Bancshares Inc.	11,489	180
* Select Bancorp Inc.	23,684	179
* InterGroup Corp.	6,400	177
CB Financial Services Inc.	8,114	175
* C1 Financial Inc.	9,045	172
* Central Federal Corp.	119,516	164
Wolverine Bancorp Inc.	5,954	152
* First Northwest Bancorp	12,185	151
IF Bancorp Inc.	7,557	130
FS Bancorp Inc.	5,340	127
Glen Burnie Bancorp	9,147	123
LaPorte Bancorp Inc.	8,278	122
* Franklin Financial Network Inc.	5,346	119
Jernigan Capital Inc.	6,800	119
* Naugatuck Valley Financial Corp.	10,037	109
Southwest Georgia Financial Corp.	6,935	107
United Community Bancorp	7,174	107
Sussex Bancorp	8,387	105
Your Community Bankshares Inc.	3,511	102
Manhattan Bridge Capital Inc.	24,275	100
* Magyar Bancorp Inc.	10,365	99
* Hamilton Bancorp Inc.	7,058	99
Madison County Financial Inc.	4,655	98
* Malvern Bancorp Inc.	6,171	96
Greene County Bancorp Inc.	3,483	96
* Severn Bancorp Inc.	19,055	91
Bank of South Carolina Corp.	5,642	91
* Veritex Holdings Inc.	5,638	88
United Bancorp Inc.	9,360	86
Kentucky First Federal Bancorp	7,514	64
* 1st Century Bancshares Inc.	8,013	63
Live Oak Bancshares Inc.	3,200	63
Eagle Bancorp Montana Inc.	5,462	62
* Peoples Financial Corp.	6,186	61
Northeast Community Bancorp Inc.	8,054	60
Southern Missouri Bancorp Inc.	2,800	58

* Entegra Financial Corp.	3,319	58
* Condor Hospitality Trust Inc.	31,965	56
MSB Financial Corp.	4,500	52
* Porter Bancorp Inc.	36,051	51
Oconee Federal Financial Corp.	2,383	45
Oneida Financial Corp.	2,113	43
* Jacksonville Bancorp Inc.	2,892	41
* 1347 Property Insurance Holdings Inc.	5,528	40
First Capital Bancorp Inc.	8,224	39
Salisbury Bancorp Inc.	1,341	39
Ameriana Bancorp	1,501	35
LCNB Corp.	2,093	34
Chemung Financial Corp.	1,110	32
Community West Bancshares	4,500	31
ACNB Corp.	1,444	30
Fauquier Bankshares Inc.	1,931	30
Great Ajax Corp.	2,313	29
First West Virginia Bancorp Inc.	1,316	26
Patriot National Bancorp Inc.	1,479	25
Mackinac Financial Corp.	2,400	24
Griffin Industrial Realty Inc.	966	24
* Avenue Financial Holdings Inc.	1,800	24
* National Commerce Corp.	980	23
Mid Penn Bancorp Inc.	1,384	23
* State Investors Bancorp Inc.	1,013	22
River Valley Bancorp	769	17
A-Mark Precious Metals Inc.	1,475	17
* Polonia Bancorp Inc.	1,200	16
Baylake Corp.	1,055	15
Northeast Bancorp	1,300	14
First Capital Inc.	511	13
* People's Utah Bancorp	800	13
* Village Bank and Trust Financial Corp.	600	12
* Bankwell Financial Group Inc.	583	11
Landmark Bancorp Inc.	400	10
Alliance Bancorp Inc. of Pennsylvania	400	10
Auburn National Bancorporation Inc.	359	9
Fifth Street Asset Management Inc.	1,200	9
Elmira Savings Bank	431	8
Summit State Bank	400	5
* Provident Bancorp Inc.	410	5
* Transcontinental Realty Investors Inc.	400	5
CKX Lands Inc.	399	4
Atlantic American Corp.	1,084	4
Kingstone Cos. Inc.	475	4
Wheeler REIT Inc.	2,100	4
Medley Management Inc. Class A	600	4
Bancorp of New Jersey Inc.	300	3
California First National Bancorp	223	3
* Siebert Financial Corp.	1,836	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	3
Lake Shore Bancorp Inc.	200	3
Stewardship Financial Corp.	400	2
* Broadway Financial Corp.	1,800	2
WashingtonFirst Bankshares Inc.	105	2
United Security Bancshares Inc.	192	2
Investar Holding Corp.	100	2

	Institutional Financial Markets Inc.	649	1
*	Power REIT	200	1
*	American Realty Investors Inc.	37	—
			10,591,329
Health Care (13.2%)
*	Illumina Inc.	1,468,598	258,209
*	Incyte Corp.	1,668,673	184,105
*	BioMarin Pharmaceutical Inc.	1,634,991	172,197
*	Hologic Inc.	2,488,339	97,369
*	Alkermes plc	1,516,292	88,961
*	Jazz Pharmaceuticals plc	622,599	82,687
*	Mettler-Toledo International Inc.	281,127	80,048
	Cooper Cos. Inc.	493,139	73,409
*	MEDNAX Inc.	954,872	73,325
	ResMed Inc.	1,426,214	72,680
*	DexCom Inc.	812,772	69,785
*	Envision Healthcare Holdings Inc.	1,885,100	69,353
*	IDEXX Laboratories Inc.	933,814	69,336
*	Medivation Inc.	1,597,396	67,889
*	Quintiles Transnational Holdings Inc.	971,367	67,578
*	Centene Corp.	1,208,699	65,548
*	United Therapeutics Corp.	462,261	60,667
*	Alnylam Pharmaceuticals Inc.	744,210	59,805
*	Sirona Dental Systems Inc.	566,932	52,917
	Teleflex Inc.	422,198	52,441
*	athenahealth Inc.	392,188	52,298
*	Anacor Pharmaceuticals Inc.	444,264	52,294
*	Community Health Systems Inc.	1,198,872	51,276
*	Isis Pharmaceuticals Inc.	1,217,594	49,215
*	Health Net Inc.	784,433	47,239
*	IMS Health Holdings Inc.	1,497,049	43,564
*	VCA Inc.	823,675	43,366
*	Brookdale Senior Living Inc.	1,868,933	42,911
*	Align Technology Inc.	739,621	41,981
*	Alere Inc.	870,055	41,893
*	Seattle Genetics Inc.	1,070,758	41,288
*	Team Health Holdings Inc.	746,073	40,310
	STERIS Corp.	618,757	40,201
	West Pharmaceutical Services Inc.	730,872	39,555
*	Amsurg Corp.	502,023	39,012
*	WellCare Health Plans Inc.	447,317	38,550
*	Acadia Healthcare Co. Inc.	552,353	36,604
	HealthSouth Corp.	948,117	36,379
*	ABIOMED Inc.	390,445	36,218
	Bio-Techne Corp.	385,475	35,641
*	Thoratec Corp.	562,361	35,575
*	PAREXEL International Corp.	571,662	35,397
*	Ultragenyx Pharmaceutical Inc.	352,636	33,962
*	Cepheid	728,579	32,932
*	LifePoint Health Inc.	459,145	32,553
*	Neurocrine Biosciences Inc.	816,004	32,469
*	Bluebird Bio Inc.	370,427	31,690
*	Clovis Oncology Inc.	339,577	31,228
	Hill-Rom Holdings Inc.	587,185	30,528
*	Charles River Laboratories International Inc.	474,744	30,156
*,^ Juno Therapeutics Inc.		717,332	29,188
*	Horizon Pharma plc	1,461,350	28,964

*	Dyax Corp.	1,514,766	28,917
*	Bio-Rad Laboratories Inc. Class A	214,552	28,816
*	Intercept Pharmaceuticals Inc.	173,434	28,766
*	Molina Healthcare Inc.	417,191	28,724
*,^ OPKO Health Inc.		3,279,198	27,578
*	ACADIA Pharmaceuticals Inc.	823,471	27,232
*,^ Myriad Genetics Inc.		723,407	27,113
*	Medicines Co.	688,040	26,118
*	Catalent Inc.	1,020,460	24,797
*	Prestige Brands Holdings Inc.	547,592	24,729
*	Radius Health Inc.	353,952	24,532
*	Impax Laboratories Inc.	691,550	24,349
*	NuVasive Inc.	501,957	24,204
*	Medidata Solutions Inc.	573,830	24,164
*	Allscripts Healthcare Solutions Inc.	1,917,359	23,775
	Chemed Corp.	177,064	23,633
*	Akorn Inc.	821,861	23,427
*	Portola Pharmaceuticals Inc. Class A	543,199	23,151
*,^ Kite Pharma Inc.		387,275	21,563
	Cantel Medical Corp.	372,585	21,126
	Owens & Minor Inc.	654,327	20,899
*	Novavax Inc.	2,782,526	19,672
*	Bruker Corp.	1,158,433	19,033
*	Agios Pharmaceuticals Inc.	264,948	18,703
*	Veeva Systems Inc. Class A	773,266	18,102
*	Masimo Corp.	465,756	17,960
*,^ Exact Sciences Corp.		995,914	17,917
*	Neogen Corp.	387,348	17,427
*	Integra LifeSciences Holdings Corp.	289,348	17,231
*	Puma Biotechnology Inc.	222,523	16,769
*	Amicus Therapeutics Inc.	1,195,563	16,726
*	Haemonetics Corp.	516,407	16,690
*	Cyberonics Inc.	270,365	16,433
*	Chimerix Inc.	423,078	16,162
*,^ Intrexon Corp.		501,616	15,951
*	Ligand Pharmaceuticals Inc.	185,450	15,884
*	ICU Medical Inc.	143,887	15,756
*	Magellan Health Inc.	283,543	15,717
*	Pacira Pharmaceuticals Inc.	379,430	15,595
*	Insulet Corp.	592,328	15,347
*	Halozyme Therapeutics Inc.	1,136,604	15,265
*	Nektar Therapeutics	1,374,783	15,068
*	Greatbatch Inc.	265,235	14,965
*	AMN Healthcare Services Inc.	493,297	14,804
*	Prothena Corp. plc	325,310	14,750
*	Globus Medical Inc.	689,922	14,254
*	IPC Healthcare Inc.	180,520	14,025
*	AMAG Pharmaceuticals Inc.	345,290	13,718
*	Halyard Health Inc.	482,085	13,711
	Kindred Healthcare Inc.	865,989	13,639
*	Natus Medical Inc.	344,601	13,595
*	Ironwood Pharmaceuticals Inc. Class A	1,268,178	13,214
*	Premier Inc. Class A	382,196	13,136
*	Cambrex Corp.	324,836	12,889
*,^ Sarepta Therapeutics Inc.		396,068	12,718
*	Air Methods Corp.	372,388	12,695
*	MedAssets Inc.	625,457	12,547

	CONMED Corp.	261,476	12,483
*	TESARO Inc.	303,768	12,181
*,^ ZIOPHARM Oncology Inc.		1,337,153	12,048
*,^ Exelixis Inc.		2,129,965	11,949
*	Insmed Inc.	638,441	11,856
*	Acorda Therapeutics Inc.	443,504	11,757
*	Depomed Inc.	622,231	11,729
*	ExamWorks Group Inc.	400,590	11,713
*	Omnicell Inc.	375,818	11,688
*,^ Lannett Co. Inc.		277,960	11,541
*,^ ARIAD Pharmaceuticals Inc.		1,953,975	11,411
*	Ophthotech Corp.	278,431	11,282
*	VWR Corp.	438,310	11,260
*	Wright Medical Group Inc.	535,072	11,247
*	Intra-Cellular Therapies Inc. Class A	277,522	11,112
*	Merit Medical Systems Inc.	460,950	11,021
*	INC Research Holdings Inc. Class A	274,786	10,991
*	Amedisys Inc.	287,056	10,900
	Select Medical Holdings Corp.	1,005,215	10,846
*	FibroGen Inc.	494,517	10,840
*	Celldex Therapeutics Inc.	1,022,015	10,772
	Analogic Corp.	129,389	10,615
*	ZS Pharma Inc.	161,336	10,593
*	HealthEquity Inc.	357,160	10,554
*	Dynavax Technologies Corp.	426,251	10,460
*	Diplomat Pharmacy Inc.	356,883	10,253
	Ensign Group Inc.	237,765	10,136
*	Momenta Pharmaceuticals Inc.	616,451	10,116
*,^ MiMedx Group Inc.		1,026,377	9,905
	Abaxis Inc.	222,575	9,791
*	Cempra Inc.	350,699	9,763
*	Zeltiq Aesthetics Inc.	303,392	9,718
*	NxStage Medical Inc.	615,315	9,704
*	Repligen Corp.	335,072	9,332
*	Surgical Care Affiliates Inc.	276,857	9,050
*	PharMerica Corp.	315,658	8,987
*	HeartWare International Inc.	170,249	8,906
*	Emergent BioSolutions Inc.	312,206	8,895
*,^ MannKind Corp.		2,733,701	8,775
*	Alder Biopharmaceuticals Inc.	264,782	8,674
*,^ Merrimack Pharmaceuticals Inc.		1,014,869	8,637
*	ImmunoGen Inc.	897,119	8,612
*,^ Endologix Inc.		700,390	8,587
*	PTC Therapeutics Inc.	316,543	8,452
*	LDR Holding Corp.	244,380	8,438
*	BioCryst Pharmaceuticals Inc.	722,692	8,239
*	Tornier NV	400,214	8,160
*	HMS Holdings Corp.	917,356	8,045
*	Achillion Pharmaceuticals Inc.	1,163,822	8,042
*	TherapeuticsMD Inc.	1,357,764	7,957
	Aceto Corp.	286,429	7,862
*	Affymetrix Inc.	917,247	7,833
	Meridian Bioscience Inc.	454,829	7,778
*	Acceleron Pharma Inc.	305,885	7,617
*,^ NewLink Genetics Corp.		210,628	7,549
*	Eagle Pharmaceuticals Inc.	101,676	7,527
*	LHC Group Inc.	167,337	7,492

*	Adeptus Health Inc. Class A	92,272	7,452
*,^ Heron Therapeutics Inc.		304,441	7,428
*	Orthofix International NV	219,501	7,408
*	Luminex Corp.	434,507	7,348
	US Physical Therapy Inc.	163,294	7,330
	National HealthCare Corp.	118,830	7,236
*	Cynosure Inc. Class A	230,601	6,927
*	MacroGenics Inc.	312,387	6,691
*	Retrophin Inc.	313,709	6,356
*	PRA Health Sciences Inc.	161,969	6,289
*	AtriCure Inc.	282,694	6,194
*	Capital Senior Living Corp.	308,798	6,191
^	Theravance Inc.	857,051	6,154
*	Quidel Corp.	324,924	6,135
*,^ Insys Therapeutics Inc.		215,317	6,128
*	Array BioPharma Inc.	1,342,660	6,123
	Quality Systems Inc.	488,254	6,093
*	Nevro Corp.	131,051	6,079
*	Inogen Inc.	124,874	6,063
*	Zafgen Inc.	187,454	5,989
*,^ Lexicon Pharmaceuticals Inc.		525,228	5,641
	Atrion Corp.	14,855	5,570
*	Providence Service Corp.	126,895	5,530
*	HealthStream Inc.	245,448	5,353
	Computer Programs & Systems Inc.	127,064	5,353
*	Sucampo Pharmaceuticals Inc. Class A	268,174	5,329
*,^ Synergy Pharmaceuticals Inc.		1,004,388	5,323
*	Vascular Solutions Inc.	162,982	5,282
*	Atara Biotherapeutics Inc.	167,910	5,279
*	Spectranetics Corp.	441,735	5,208
*	Relypsa Inc.	277,025	5,128
*	Hanger Inc.	374,259	5,105
	Invacare Corp.	352,288	5,098
*	Raptor Pharmaceutical Corp.	837,060	5,064
*,^ Vanda Pharmaceuticals Inc.		448,894	5,064
*	Inovalon Holdings Inc. Class A	234,016	4,875
*	Cardiovascular Systems Inc.	305,812	4,844
*	Arena Pharmaceuticals Inc.	2,532,516	4,837
*	CorVel Corp.	149,318	4,823
*	Anika Therapeutics Inc.	150,954	4,805
*	Merge Healthcare Inc.	676,209	4,801
*,^ Spark Therapeutics Inc.		113,306	4,728
*	AngioDynamics Inc.	355,625	4,691
*,^ Geron Corp.		1,697,515	4,685
*	Genomic Health Inc.	217,081	4,593
*,^ Albany Molecular Research Inc.		261,522	4,556
*,^ Osiris Therapeutics Inc.		246,140	4,546
*,^ Cerus Corp.		999,882	4,539
*	Mirati Therapeutics Inc.	131,825	4,537
*	Sage Therapeutics Inc.	106,254	4,497
*	Supernus Pharmaceuticals Inc.	319,398	4,481
*	Intersect ENT Inc.	189,013	4,423
	Phibro Animal Health Corp. Class A	138,366	4,377
*	Triple-S Management Corp. Class B	240,623	4,286
*	Healthways Inc.	380,945	4,236
*	Cross Country Healthcare Inc.	310,692	4,229
*	Enanta Pharmaceuticals Inc.	116,437	4,208

*	Infinity Pharmaceuticals Inc.	497,140	4,201
*	Progenics Pharmaceuticals Inc.	732,977	4,193
*,^ Aegerion Pharmaceuticals Inc.		306,296	4,166
	CryoLife Inc.	426,989	4,155
*,^ Accuray Inc.		831,180	4,152
*	Sangamo BioSciences Inc.	720,912	4,066
*,^ Navidea Biopharmaceuticals Inc.		1,769,915	4,035
*,^ Omeros Corp.		364,885	3,999
	Landauer Inc.	107,556	3,979
*,^ Inovio Pharmaceuticals Inc.		684,188	3,955
*,^ Accelerate Diagnostics Inc.		243,418	3,939
*,^ TG Therapeutics Inc.		385,577	3,887
*,^ Idera Pharmaceuticals Inc.		1,134,422	3,800
*	Xencor Inc.	309,887	3,790
*,^ Keryx Biopharmaceuticals Inc.		1,076,206	3,788
*,^ Arrowhead Research Corp.		657,617	3,788
*	Revance Therapeutics Inc.	127,242	3,787
*	Spectrum Pharmaceuticals Inc.	633,007	3,785
*	Sagent Pharmaceuticals Inc.	243,418	3,732
*	Five Prime Therapeutics Inc.	240,879	3,707
*	K2M Group Holdings Inc.	196,495	3,655
*,^ Rockwell Medical Inc.		468,784	3,614
*	Aerie Pharmaceuticals Inc.	202,874	3,599
*	SurModics Inc.	162,631	3,552
*	Universal American Corp.	518,838	3,549
*	La Jolla Pharmaceutical Co.	127,111	3,532
*	GenMark Diagnostics Inc.	443,781	3,493
*	RTI Surgical Inc.	614,393	3,490
*	SciClone Pharmaceuticals Inc.	497,715	3,454
*,^ Esperion Therapeutics Inc.		145,323	3,428
*	BioTelemetry Inc.	279,944	3,427
*	Agenus Inc.	742,179	3,414
*	Almost Family Inc.	82,885	3,320
*	ANI Pharmaceuticals Inc.	83,080	3,282
*	Dermira Inc.	137,380	3,206
*	Otonomy Inc.	177,874	3,168
*,^ Corcept Therapeutics Inc.		838,330	3,152
*	OraSure Technologies Inc.	701,987	3,117
*	Trevena Inc.	297,585	3,080
*,^ Northwest Biotherapeutics Inc.		486,486	3,041
*,^ Epizyme Inc.		234,327	3,013
*	Threshold Pharmaceuticals Inc.	736,990	3,000
*	Rigel Pharmaceuticals Inc.	1,211,512	2,992
*,^ Advaxis Inc.		289,058	2,957
*	Zogenix Inc.	217,845	2,941
*	Concert Pharmaceuticals Inc.	153,329	2,878
*	Amphastar Pharmaceuticals Inc.	245,976	2,875
*	Theravance Biopharma Inc.	260,858	2,867
*	Lion Biotechnologies Inc.	491,150	2,829
*	Antares Pharma Inc.	1,659,539	2,821
*	Oncothyreon Inc.	1,026,442	2,812
*,^ Tetraphase Pharmaceuticals Inc.		375,654	2,802
*	Vocera Communications Inc.	244,667	2,792
*	Cytokinetics Inc.	415,166	2,777
*,^ Galena Biopharma Inc.		1,755,415	2,774
*,^ Foundation Medicine Inc.		150,272	2,773
*	NeoGenomics Inc.	480,645	2,754

*	Heska Corp.	87,481	2,666
	Simulations Plus Inc.	277,893	2,623
*,^ STAAR Surgical Co.		336,189	2,609
*,^ BioDelivery Sciences International Inc.		461,922	2,568
*,^ Orexigen Therapeutics Inc.		1,204,755	2,542
*	Durect Corp.	1,294,078	2,523
*,^ CTI BioPharma Corp.		1,691,027	2,469
*	Aratana Therapeutics Inc.	289,932	2,453
*	Curis Inc.	1,203,769	2,432
*	Fluidigm Corp.	294,190	2,386
*,^ Organovo Holdings Inc.		890,155	2,386
*,^ OncoMed Pharmaceuticals Inc.		143,135	2,375
*	Sorrento Therapeutics Inc.	279,351	2,344
*,^ Karyopharm Therapeutics Inc.		221,520	2,333
*,^ InVivo Therapeutics Holdings Corp.		270,516	2,332
*	Coherus Biosciences Inc.	115,135	2,307
*	Repros Therapeutics Inc.	310,038	2,304
*,^ Pacific Biosciences of California Inc.		624,633	2,286
*	Anthera Pharmaceuticals Inc.	372,731	2,270
*	Catalyst Pharmaceuticals Inc.	756,076	2,268
*	Cara Therapeutics Inc.	157,892	2,256
*	Ignyta Inc.	256,631	2,253
*	Cutera Inc.	169,124	2,212
*	BioSpecifics Technologies Corp.	50,665	2,206
*,^ Sequenom Inc.		1,256,214	2,198
*	XenoPort Inc.	628,922	2,182
*	Civitas Solutions Inc.	93,893	2,152
*,^ Versartis Inc.		186,473	2,150
*	Synta Pharmaceuticals Corp.	1,234,236	2,148
*	RadNet Inc.	375,987	2,087
*,^ IGI Laboratories Inc.		318,524	2,083
*	ArQule Inc.	1,091,223	2,041
*,^ Peregrine Pharmaceuticals Inc.		1,962,263	2,002
*,^ Immunomedics Inc.		1,120,244	1,927
*,^ Endocyte Inc.		414,943	1,900
*,^ Akebia Therapeutics Inc.		196,454	1,898
*	NanoString Technologies Inc.	117,951	1,887
*,^ VIVUS Inc.		1,150,530	1,887
*	Harvard Bioscience Inc.	495,218	1,872
*,^ Regulus Therapeutics Inc.		285,354	1,866
*,^ OvaScience Inc.		218,030	1,851
	LeMaitre Vascular Inc.	151,475	1,846
*,^ Synthetic Biologics Inc.		813,405	1,846
*,^ Trovagene Inc.		307,927	1,752
*	POZEN Inc.	299,606	1,748
*	Addus HomeCare Corp.	55,632	1,733
*	Flexion Therapeutics Inc.	113,789	1,691
*,^ Aduro Biotech Inc.		87,190	1,689
*	Synergetics USA Inc.	253,340	1,664
*,^ Medgenics Inc.		208,794	1,633
*	Imprivata Inc.	91,498	1,626
*	Tandem Diabetes Care Inc.	180,924	1,594
*	SeaSpine Holdings Corp.	96,377	1,561
*	Juniper Pharmaceuticals Inc.	131,477	1,549
*,^ AAC Holdings Inc.		69,477	1,546
*	Seres Therapeutics Inc.	52,142	1,545
*,^ BioTime Inc.		507,577	1,523

*	Pfenex Inc.	99,226	1,489
*,^ CytRx Corp.		619,715	1,469
*,^ Ampio Pharmaceuticals Inc.		502,857	1,453
*,^ ChemoCentryx Inc.		230,462	1,394
*,^ Neuralstem Inc.		1,142,219	1,394
*	Press Ganey Holdings Inc.	46,616	1,379
*	Vitae Pharmaceuticals Inc.	125,209	1,379
*	Five Star Quality Care Inc.	442,384	1,367
	Digirad Corp.	363,653	1,360
*	Corindus Vascular Robotics Inc.	439,500	1,358
*	Stemline Therapeutics Inc.	150,051	1,325
*,^ BioScrip Inc.		703,329	1,315
*	Exactech Inc.	74,788	1,304
	Utah Medical Products Inc.	23,924	1,289
*,^ IsoRay Inc.		919,261	1,287
*	Dicerna Pharmaceuticals Inc.	155,414	1,276
*	KYTHERA Biopharmaceuticals Inc.	17,000	1,275
*	Enzo Biochem Inc.	400,941	1,271
*	Lipocine Inc.	106,653	1,262
*	Genesis Healthcare Inc.	205,433	1,259
*	FONAR Corp.	90,303	1,211
*,^ Unilife Corp.		1,232,790	1,208
	Psychemedics Corp.	117,352	1,182
*	Bellicum Pharmaceuticals Inc.	79,924	1,161
*	Ocular Therapeutix Inc.	82,501	1,160
*	Applied Genetic Technologies Corp.	84,983	1,117
*	Fibrocell Science Inc.	288,899	1,112
*,^ Calithera Biosciences Inc.		201,878	1,096
*,^ Athersys Inc.		996,296	1,096
*	Alliance HealthCare Services Inc.	111,380	1,087
*	Pernix Therapeutics Holdings Inc.	339,902	1,074
*	Pain Therapeutics Inc.	586,542	1,073
*,^ AcelRx Pharmaceuticals Inc.		344,381	1,050
*	Ardelyx Inc.	58,964	1,019
*	Genocea Biosciences Inc.	148,725	1,019
*	Chiasma Inc.	50,700	1,008
*,^ ConforMIS Inc.		54,938	992
*	IRIDEX Corp.	127,499	984
*,^ Fortress Biotech Inc.		374,290	973
*	Egalet Corp.	72,864	960
*	Rexahn Pharmaceuticals Inc.	1,837,064	955
*	Blueprint Medicines Corp.	44,465	949
*,^ Ohr Pharmaceutical Inc.		342,831	946
*	Inotek Pharmaceuticals Corp.	100,301	943
*,^ CytoSorbents Corp.		145,479	918
*,^ XOMA Corp.		1,221,112	918
	National Research Corp. Class A	76,736	916
*	pSivida Corp.	249,864	912
*	Derma Sciences Inc.	188,435	888
*	TransEnterix Inc.	388,691	878
*	Sharps Compliance Corp.	99,697	873
*,^ Mast Therapeutics Inc.		1,502,968	872
*,^ Sunshine Heart Inc.		395,025	869
*	Avalanche Biotechnologies Inc.	103,117	850
*	Ocata Therapeutics Inc.	203,249	850
*	Tonix Pharmaceuticals Holding Corp.	159,710	845
*	Evolent Health Inc. Class A	50,299	803

*	Corium International Inc.	85,376	798
*	PharmAthene Inc.	599,434	797
*	Immune Design Corp.	64,118	782
*	Collegium Pharmaceutical Inc.	35,060	775
*	AVEO Pharmaceuticals Inc.	621,887	752
*	Assembly Biosciences Inc.	77,958	745
*,^ Palatin Technologies Inc.		910,720	738
*	Loxo Oncology Inc.	41,842	731
*,^ Conatus Pharmaceuticals Inc.		162,068	721
*,^ CorMedix Inc.		353,511	703
*,^ TearLab Corp.		341,643	687
*,^ Vital Therapies Inc.		169,955	687
*	Cancer Genetics Inc.	86,968	680
*	Adamas Pharmaceuticals Inc.	40,613	680
*,^ Actinium Pharmaceuticals Inc.		375,106	664
*	Verastem Inc.	368,372	659
*	Entellus Medical Inc.	36,553	659
*,^ Apricus Biosciences Inc.		450,829	658
*	OncoGenex Pharmaceuticals Inc.	292,504	652
*	Kindred Biosciences Inc.	123,588	643
*,^ Alimera Sciences Inc.		288,630	638
*	EPIRUS Biopharmaceuticals Inc.	143,890	636
*,^ Tokai Pharmaceuticals Inc.		61,376	635
	Enzon Pharmaceuticals Inc.	642,137	623
*	MEI Pharma Inc.	395,716	621
*	BIND Therapeutics Inc.	138,070	616
*,^ Teladoc Inc.		26,470	590
*	Glaukos Corp.	24,200	585
*	Sunesis Pharmaceuticals Inc.	711,205	576
*	Symmetry Surgical Inc.	64,652	575
*	Castlight Health Inc. Class B	135,094	567
*,^ Trupanion Inc.		74,126	560
*	Caladrius Biosciences Inc.	365,272	544
*,^ NanoViricides Inc.		453,415	540
*,^ Galectin Therapeutics Inc.		230,272	539
*	T2 Biosystems Inc.	61,310	537
*,^ iBio Inc.		778,558	529
*	MediciNova Inc.	185,375	526
*,^ Cytori Therapeutics Inc.		1,505,398	512
*	Paratek Pharmaceuticals Inc.	26,489	503
*	Biota Pharmaceuticals Inc.	254,062	503
*	Cellular Biomedicine Group Inc.	29,561	500
*	Celsion Corp.	295,044	493
	AdCare Health Systems Inc.	144,230	479
*	Sientra Inc.	47,089	478
*	Avinger Inc.	32,490	478
*,^ Tenax Therapeutics Inc.		156,533	474
*	Achaogen Inc.	81,224	468
*	Icad Inc.	135,887	462
*	Global Blood Therapeutics Inc.	10,800	455
*,^ Brainstorm Cell Therapeutics Inc.		195,519	448
*	Cumberland Pharmaceuticals Inc.	77,570	448
*	Bio-Path Holdings Inc.	391,005	446
*,^ Asterias Biotherapeutics Inc.		114,730	444
*,^ Biolase Inc.		481,918	434
*	GlycoMimetics Inc.	76,072	426
*,^ Flex Pharma Inc.		35,258	423

*	Veracyte Inc.	89,760	421
*	Abeona Therapeutics Inc.	102,276	414
*,^ Aquinox Pharmaceuticals Inc.		29,246	411
*	Hemispherx Biopharma Inc.	2,409,402	411
*,^ XBiotech Inc.		27,225	407
*	ImmunoCellular Therapeutics Ltd.	961,553	404
*	Recro Pharma Inc.	33,350	401
*	Vical Inc.	856,685	394
*	CEL-SCI Corp.	645,195	392
*	Invitae Corp.	53,825	389
*	Retractable Technologies Inc.	101,655	368
*,^ StemCells Inc.		842,733	354
*	vTv Therapeutics Inc. Class A	53,460	349
*	KemPharm Inc.	16,935	328
*	ERBA Diagnostics Inc.	164,869	326
*	Catalyst Biosciences Inc.	69,935	326
*	Dipexium Pharmaceuticals Inc.	23,193	325
*,^ OXiGENE Inc.		348,782	324
*	Second Sight Medical Products Inc.	54,382	322
*	NantKwest Inc.	27,711	318
*	Lumenis Ltd. Class B	22,400	310
*	Celator Pharmaceuticals Inc.	186,418	309
*	Ocera Therapeutics Inc.	97,833	309
*	Neothetics Inc.	38,072	307
*	Misonix Inc.	26,524	291
*	Adamis Pharmaceuticals Corp.	72,983	288
*	Vericel Corp.	103,402	280
*	Discovery Laboratories Inc.	932,232	280
*,^ aTyr Pharma Inc.		27,220	279
*,^ GTx Inc.		365,136	278
*	Tobira Therapeutics Inc.	28,716	277
*	Neos Therapeutics Inc.	13,120	276
*	Bovie Medical Corp.	138,478	274
*	Fate Therapeutics Inc.	51,241	273
*	Nivalis Therapeutics Inc.	20,820	270
*	Agile Therapeutics Inc.	39,709	268
*	Cogentix Medical Inc.	213,016	264
*	GenVec Inc.	109,194	252
*	Alphatec Holdings Inc.	750,358	248
*	Tracon Pharmaceuticals Inc.	24,623	241
*	Catabasis Pharmaceuticals Inc.	29,386	238
*,^ Wright Medical Group Inc. CVR Exp. 12/31/2049		52,493	237
*,^ Hansen Medical Inc.		62,603	235
*	iRadimed Corp.	9,546	233
*,^ Oculus Innovative Sciences Inc.		177,517	229
*,^ EnteroMedics Inc.		842,716	219
*	Acura Pharmaceuticals Inc.	89,117	209
*	REGENXBIO Inc.	9,257	204
*	MGC Diagnostics Corp.	30,659	202
*	Cymabay Therapeutics Inc.	99,460	193
*,^ Cleveland BioLabs Inc.		44,301	193
*	Cyclacel Pharmaceuticals Inc.	376,437	192
*	Cerulean Pharma Inc.	51,612	189
*,^ Amedica Corp.		594,104	185
*,^ Atossa Genetics Inc.		240,460	185
*	AxoGen Inc.	44,629	184
*,^ Galmed Pharmaceuticals Ltd.		24,418	181

*	Cardica Inc.	627,032	181
*	PDI Inc.	99,850	179
*	Alliqua BioMedical Inc.	54,662	173
*	Minerva Neurosciences Inc.	32,924	173
*,^ Celladon Corp.		158,994	167
*	Opexa Therapeutics Inc.	53,110	166
*	Bioanalytical Systems Inc.	91,696	165
*	Alexza Pharmaceuticals Inc.	128,704	163
*	RXi Pharmaceuticals Corp.	435,806	163
*	Aimmune Therapeutics Inc.	6,168	156
*	Stereotaxis Inc.	167,566	156
*	Natera Inc.	14,276	155
*	Eleven Biotherapeutics Inc.	60,425	146
*	EndoChoice Holdings Inc.	12,750	145
*	Connecture Inc.	31,136	142
*	Argos Therapeutics Inc.	28,830	140
*	CASI Pharmaceuticals Inc.	119,606	128
*,^ TetraLogic Pharmaceuticals Corp.		67,794	127
*	Marinus Pharmaceuticals Inc.	15,252	127
*	Proteon Therapeutics Inc.	9,085	126
*	Onconova Therapeutics Inc.	92,198	125
*	NephroGenex Inc.	36,035	122
*	Harvard Apparatus Regenerative Technology Inc.	141,248	120
*,^ Venaxis Inc.		372,644	119
*	ARCA biopharma Inc.	23,465	117
*	ProPhase Labs Inc.	72,896	115
*	NovaBay Pharmaceuticals Inc.	410,076	115
*	Oragenics Inc.	68,496	110
*,^ TriVascular Technologies Inc.		21,997	110
*	Carbylan Therapeutics Inc.	29,822	106
*	Cidara Therapeutics Inc.	8,215	105
*,^ Nanosphere Inc.		63,246	103
*	Vermillion Inc.	49,637	100
*	Echo Therapeutics Inc.	64,674	100
*	SunLink Health Systems Inc.	60,871	100
*,^ PhotoMedex Inc.		189,675	99
*	CAS Medical Systems Inc.	78,450	98
*	Penumbra Inc.	2,387	96
*,^ Signal Genetics Inc.		97,775	91
*	Biodel Inc.	198,745	87
*	Presbia plc	15,400	84
*	Authentidate Holding Corp.	279,777	84
*	Imprimis Pharmaceuticals Inc.	12,891	83
*	DARA BioSciences Inc.	95,169	82
*	Chembio Diagnostics Inc.	19,255	78
*	KaloBios Pharmaceuticals Inc.	40,642	78
	Daxor Corp.	8,705	76
*	CombiMatrix Corp.	64,337	74
*	SCYNEXIS Inc.	9,918	72
*	Escalon Medical Corp.	59,011	64
*	American CareSource Holdings Inc.	51,566	64
*,^ Rock Creek Pharmaceuticals Inc.		77,790	64
*,^ Biocept Inc.		26,300	60
*	HTG Molecular Diagnostics Inc.	7,700	59
*	InfuSystems Holdings Inc.	20,115	55
*	Hooper Holmes Inc.	472,677	53
*	InspireMD Inc.	320,094	53

*	Evoke Pharma Inc.	17,363	51
*,^ Immune Pharmaceuticals Inc.		43,088	51
*,^ Transgenomic Inc.		51,199	48
*	Aethlon Medical Inc.	6,700	48
*	Corbus Pharmaceuticals Holdings Inc.	30,360	48
*	Streamline Health Solutions Inc.	19,960	46
*,^ MELA Sciences Inc.		39,564	45
*,^ BioLife Solutions Inc.		19,755	42
*	Capnia Inc.	18,663	40
*	OncoSec Medical Inc.	6,600	34
*	VirtualScopics Inc.	16,180	32
*	Ligand Pharmaceuticals Inc. Rights	395,811	32
*	CareDx Inc.	7,400	31
*	Cesca Therapeutics Inc.	54,283	29
*	NeuroMetrix Inc.	32,283	28
*	Delcath Systems Inc.	66,129	28
*	Heat Biologics Inc.	5,900	27
*	Invuity Inc.	1,900	27
*	ContraVir Pharmaceuticals Inc.	11,642	24
	AbbVie Inc.	417	23
*	Ligand Pharmaceuticals Inc. Rights Beta CVR	395,811	20
*	Ligand Pharmaceuticals Inc. Rights Glucagon CVR	395,811	20
*	Roka Bioscience Inc.	8,872	17
*	CollabRx Inc.	24,300	17
*	WaferGen Bio-systems Inc.	11,651	16
*	Aldeyra Therapeutics Inc.	2,500	15
*	Allied Healthcare Products Inc.	11,721	13
*	Provectus Biopharmaceuticals Inc. Class A	21,858	13
	Span-America Medical Systems Inc.	705	12
*	GlobeImmune Inc.	4,700	12
*	Lpath Inc. Class A	54,978	11
*	Pulmatrix Inc.	2,106	10
*	Lantheus Holdings Inc.	2,300	10
	Diversicare Healthcare Services Inc.	953	10
*	CoLucid Pharmaceuticals Inc.	2,400	9
*	Perseon Corp.	29,310	9
*	VolitionRX Ltd.	2,051	9
*	ADMA Biologics Inc.	1,000	8
*	Arrhythmia Research Technology Inc.	1,175	7
*	Aradigm Corp.	891	6
*	Electromed Inc.	2,500	5
	Kewaunee Scientific Corp.	214	4
*	Ligand Pharmaceuticals Inc. Rights Roche CVR	395,811	3
*	Zosano Pharma Corp.	642	3
*	Great Basin Scientific Inc.	8,151	1
*	American Shared Hospital Services	276	1
*	Medical Transcription Billing Corp.	288	1
			5,445,915
Industrials (13.0%)
*	Verisk Analytics Inc. Class A	1,573,198	116,275
*	TransDigm Group Inc.	543,324	115,407
	Alaska Air Group Inc.	1,295,579	102,934
	Wabtec Corp.	981,131	86,389
	Towers Watson & Co. Class A	703,249	82,547
*	JetBlue Airways Corp.	3,195,190	82,340
*	IHS Inc. Class A	694,499	80,562
	Acuity Brands Inc.	441,908	77,590

	Fortune Brands Home & Security Inc.	1,623,201	77,053
*	Sensata Technologies Holding NV	1,726,510	76,553
*	Hertz Global Holdings Inc.	4,099,591	68,586
	ManpowerGroup Inc.	779,487	63,832
*	Spirit AeroSystems Holdings Inc. Class A	1,293,710	62,538
*	Middleby Corp.	581,795	61,199
	Waste Connections Inc.	1,252,543	60,849
	Carlisle Cos. Inc.	662,044	57,849
*	WABCO Holdings Inc.	546,906	57,332
	Macquarie Infrastructure Corp.	751,198	56,084
	IDEX Corp.	785,494	56,006
*	HD Supply Holdings Inc.	1,881,071	53,836
	Huntington Ingalls Industries Inc.	485,332	52,003
	KAR Auction Services Inc.	1,438,785	51,077
	AO Smith Corp.	776,367	50,611
	Owens Corning	1,193,281	50,010
	Allison Transmission Holdings Inc.	1,790,614	47,791
	B/E Aerospace Inc.	1,078,156	47,331
	Hubbell Inc. Class B	549,370	46,669
	Lennox International Inc.	406,729	46,095
*	Avis Budget Group Inc.	1,050,036	45,866
	Hexcel Corp.	978,510	43,896
	Orbital ATK Inc.	599,913	43,116
*	AECOM	1,558,076	42,863
*	Old Dominion Freight Line Inc.	702,316	42,841
	Graco Inc.	585,909	39,273
	Toro Co.	556,290	39,241
^	Chicago Bridge & Iron Co. NV	972,118	38,554
	Nordson Corp.	586,734	36,929
*	Copart Inc.	1,110,756	36,544
	Lincoln Electric Holdings Inc.	690,945	36,226
	Donaldson Co. Inc.	1,274,230	35,780
	Trinity Industries Inc.	1,567,568	35,537
	AGCO Corp.	760,656	35,469
*	Spirit Airlines Inc.	740,729	35,036
*	Kirby Corp.	555,927	34,440
*	Teledyne Technologies Inc.	359,245	32,440
	RR Donnelley & Sons Co.	2,161,049	31,465
*	Genesee & Wyoming Inc. Class A	531,775	31,417
	Watsco Inc.	260,843	30,905
	ITT Corp.	924,327	30,900
	Air Lease Corp. Class A	989,233	30,587
*	Colfax Corp.	1,021,263	30,546
	MSC Industrial Direct Co. Inc. Class A	491,398	29,990
	Curtiss-Wright Corp.	476,213	29,725
	Oshkosh Corp.	810,646	29,451
	BWX Technologies Inc.	1,109,977	29,259
	Allegiant Travel Co. Class A	134,441	29,073
	EMCOR Group Inc.	652,659	28,880
	Deluxe Corp.	517,247	28,831
	Con-way Inc.	597,146	28,335
	Landstar System Inc.	442,323	28,074
	Regal Beloit Corp.	464,581	26,226
	Rollins Inc.	968,592	26,026
*,^ SolarCity Corp.		601,797	25,703
*	Dycom Industries Inc.	353,360	25,569
	Healthcare Services Group Inc.	745,319	25,117

	AMERCO	63,391	24,942
	KBR Inc.	1,494,865	24,904
*	USG Corp.	934,183	24,868
	CLARCOR Inc.	520,387	24,812
	EnerSys	460,665	24,682
*	Clean Harbors Inc.	553,915	24,356
	Covanta Holding Corp.	1,385,499	24,177
	CEB Inc.	346,700	23,693
	Woodward Inc.	580,759	23,637
	Crane Co.	505,208	23,548
*	Armstrong World Industries Inc.	488,320	23,312
	Valmont Industries Inc.	244,026	23,156
*	Esterline Technologies Corp.	318,970	22,931
*,^ Generac Holdings Inc.		716,700	21,566
	Triumph Group Inc.	511,398	21,520
^	Manitowoc Co. Inc.	1,410,448	21,157
	Timken Co.	752,591	20,689
*	WESCO International Inc.	442,002	20,540
	Kennametal Inc.	821,276	20,442
	GATX Corp.	455,121	20,094
*	Advisory Board Co.	439,880	20,032
	HNI Corp.	464,004	19,906
*	KLX Inc.	546,786	19,542
	Terex Corp.	1,089,259	19,541
*	Moog Inc. Class A	344,058	18,603
	Barnes Group Inc.	511,049	18,423
*	FTI Consulting Inc.	432,986	17,973
*	Rexnord Corp.	1,054,830	17,911
	Herman Miller Inc.	618,374	17,834
*	On Assignment Inc.	483,166	17,829
	Mueller Industries Inc.	596,891	17,656
	Matson Inc.	450,938	17,357
*	Masonite International Corp.	286,173	17,336
	Korn/Ferry International	522,886	17,292
	Hillenbrand Inc.	661,289	17,200
*,^ XPO Logistics Inc.		720,582	17,171
	Steelcase Inc. Class A	930,540	17,131
*	Beacon Roofing Supply Inc.	514,287	16,709
	UniFirst Corp.	154,749	16,529
*,^ NOW Inc.		1,112,734	16,468
*	WageWorks Inc.	363,918	16,405
	Matthews International Corp. Class A	334,589	16,385
	Applied Industrial Technologies Inc.	416,565	15,892
*	Proto Labs Inc.	236,687	15,858
	Watts Water Technologies Inc. Class A	293,155	15,484
	Interface Inc. Class A	684,700	15,365
	Knight Transportation Inc.	639,454	15,347
	Tetra Tech Inc.	625,198	15,199
*	Huron Consulting Group Inc.	240,224	15,021
	ABM Industries Inc.	544,092	14,859
	Mobile Mini Inc.	479,203	14,755
*	SPX FLOW Inc.	425,489	14,650
	Simpson Manufacturing Co. Inc.	435,592	14,588
*	RBC Bearings Inc.	242,868	14,507
*	Swift Transportation Co.	928,242	13,942
	G&K Services Inc. Class A	207,648	13,834
	Brink's Co.	504,827	13,635

HEICO Corp.	276,922	13,536
Apogee Enterprises Inc.	303,041	13,531
Aircastle Ltd.	648,074	13,357
Forward Air Corp.	321,297	13,331
* DigitalGlobe Inc.	698,967	13,294
MSA Safety Inc.	327,630	13,095
AZZ Inc.	267,516	13,025
* Hub Group Inc. Class A	356,338	12,974
Essendant Inc.	398,063	12,909
Mueller Water Products Inc. Class A	1,669,014	12,785
Heartland Express Inc.	633,113	12,624
HEICO Corp. Class A	274,189	12,451
* Hawaiian Holdings Inc.	495,623	12,232
* TASER International Inc.	554,143	12,205
Exponent Inc.	273,314	12,179
Universal Forest Products Inc.	207,601	11,974
* MRC Global Inc.	1,058,545	11,803
John Bean Technologies Corp.	306,754	11,733
Werner Enterprises Inc.	462,147	11,600
West Corp.	514,522	11,525
Actuant Corp. Class A	617,565	11,357
Granite Construction Inc.	379,383	11,256
Franklin Electric Co. Inc.	412,699	11,238
Knoll Inc.	507,489	11,155
* Trex Co. Inc.	332,410	11,079
* MasTec Inc.	686,979	10,875
* Meritor Inc.	1,022,926	10,874
Tennant Co.	193,356	10,863
* Aerojet Rocketdyne Holdings Inc.	653,047	10,566
Comfort Systems USA Inc.	381,155	10,390
Kaman Corp.	286,084	10,256
Insperity Inc.	230,760	10,137
Advanced Drainage Systems Inc.	347,632	10,057
Standex International Corp.	133,289	10,043
Multi-Color Corp.	131,026	10,022
ESCO Technologies Inc.	276,551	9,928
US Ecology Inc.	227,134	9,914
* TrueBlue Inc.	434,707	9,768
Brady Corp. Class A	495,842	9,748
SkyWest Inc.	576,504	9,616
Cubic Corp.	226,289	9,491
* Babcock & Wilcox Enterprises Inc.	557,660	9,369
EnPro Industries Inc.	236,616	9,268
* American Woodmark Corp.	138,578	8,990
* Atlas Air Worldwide Holdings Inc.	259,050	8,953
Briggs & Stratton Corp.	463,263	8,946
^ Greenbrier Cos. Inc.	277,345	8,906
Federal Signal Corp.	648,878	8,896
* Navistar International Corp.	692,601	8,810
Albany International Corp.	300,873	8,608
* Navigant Consulting Inc.	539,017	8,576
Kforce Inc.	326,011	8,568
AAON Inc.	438,437	8,497
^ Lindsay Corp.	122,584	8,310
* ACCO Brands Corp.	1,167,191	8,252
* Rush Enterprises Inc. Class A	339,476	8,215
* Saia Inc.	260,586	8,065

*	Astronics Corp.	198,093	8,009
	Astec Industries Inc.	238,656	7,997
	Griffon Corp.	506,852	7,993
	Quanex Building Products Corp.	426,709	7,753
*	TriMas Corp.	470,883	7,699
*	Wabash National Corp.	725,650	7,685
*	RPX Corp.	553,153	7,589
*	Nortek Inc.	119,025	7,535
	Harsco Corp.	830,093	7,529
	CIRCOR International Inc.	185,385	7,438
*	Builders FirstSource Inc.	581,519	7,374
	Resources Connection Inc.	488,577	7,363
	Sun Hydraulics Corp.	267,225	7,341
	Primoris Services Corp.	406,917	7,288
*	Wesco Aircraft Holdings Inc.	594,372	7,251
*	Team Inc.	222,810	7,157
	McGrath RentCorp	265,742	7,093
*	Thermon Group Holdings Inc.	343,249	7,054
	Viad Corp.	242,180	7,021
	Hyster-Yale Materials Handling Inc.	121,280	7,014
	Raven Industries Inc.	400,090	6,782
*	Aegion Corp. Class A	410,316	6,762
	AAR Corp.	355,818	6,750
	Altra Industrial Motion Corp.	291,174	6,732
*	Lydall Inc.	235,129	6,699
*	Tutor Perini Corp.	405,932	6,682
*	ICF International Inc.	217,731	6,617
	Encore Wire Corp.	202,334	6,610
	ArcBest Corp.	250,485	6,455
*	MYR Group Inc.	243,360	6,376
*	Gibraltar Industries Inc.	343,675	6,306
*	Continental Building Products Inc.	304,109	6,246
*	TransUnion	246,652	6,196
	General Cable Corp.	517,887	6,163
*	Chart Industries Inc.	317,727	6,104
*	PGT Inc.	485,638	5,964
	Kadant Inc.	152,759	5,959
*	Patrick Industries Inc.	145,524	5,747
*	CBIZ Inc.	573,594	5,633
	H&E Equipment Services Inc.	329,958	5,517
*	Roadrunner Transportation Systems Inc.	299,244	5,506
	Gorman-Rupp Co.	226,641	5,433
	National Presto Industries Inc.	64,335	5,421
*	TriNet Group Inc.	322,090	5,411
*	Air Transport Services Group Inc.	601,089	5,139
	Ennis Inc.	295,801	5,135
	SPX Corp.	425,489	5,072
*	Echo Global Logistics Inc.	256,226	5,022
*	Univar Inc.	274,591	4,984
	Acacia Research Corp.	534,911	4,857
	Marten Transport Ltd.	294,848	4,768
	TAL International Group Inc.	346,545	4,737
*	Engility Holdings Inc.	182,790	4,712
	NN Inc.	254,460	4,708
*,^ Virgin America Inc.		135,632	4,643
	Douglas Dynamics Inc.	233,711	4,642
	Heidrick & Struggles International Inc.	236,411	4,598

	Kelly Services Inc. Class A	316,624	4,477
*	UTi Worldwide Inc.	965,807	4,433
	Columbus McKinnon Corp.	240,673	4,371
	Celadon Group Inc.	267,360	4,283
	Alamo Group Inc.	89,970	4,206
*	Aerovironment Inc.	208,034	4,169
	Global Brass & Copper Holdings Inc.	200,762	4,118
*	GP Strategies Corp.	177,930	4,060
*	SP Plus Corp.	172,788	4,000
	Argan Inc.	113,580	3,939
	Titan International Inc.	571,362	3,777
	American Science & Engineering Inc.	105,402	3,748
*	YRC Worldwide Inc.	277,815	3,684
*	DXP Enterprises Inc.	134,122	3,659
	Quad/Graphics Inc.	298,660	3,614
	Barrett Business Services Inc.	83,025	3,564
^	American Railcar Industries Inc.	95,572	3,456
*	NCI Building Systems Inc.	295,504	3,123
	Kimball International Inc. Class B	329,045	3,113
*	Blount International Inc.	553,400	3,082
*	Veritiv Corp.	81,926	3,051
*	Vicor Corp.	297,693	3,036
*	Great Lakes Dredge & Dock Corp.	597,560	3,012
*,^ Plug Power Inc.		1,643,412	3,007
*	Republic Airways Holdings Inc.	517,697	2,992
	Powell Industries Inc.	95,664	2,879
	Insteel Industries Inc.	174,623	2,808
*	USA Truck Inc.	161,679	2,786
	Park-Ohio Holdings Corp.	94,214	2,719
*	Kratos Defense & Security Solutions Inc.	641,406	2,707
*	Ply Gem Holdings Inc.	227,494	2,662
*	ARC Document Solutions Inc.	436,511	2,597
*	PowerSecure International Inc.	222,229	2,560
	FreightCar America Inc.	148,576	2,550
*	InnerWorkings Inc.	406,318	2,539
*	Vectrus Inc.	113,262	2,496
*	CRA International Inc.	115,676	2,496
*	Stock Building Supply Holdings Inc.	137,506	2,421
*	Mistras Group Inc.	181,007	2,326
*,^ KEYW Holding Corp.		375,929	2,312
*	Ducommun Inc.	114,062	2,289
*,^ Titan Machinery Inc.		198,841	2,283
	CECO Environmental Corp.	274,102	2,245
*	Furmanite Corp.	368,347	2,240
*	Franklin Covey Co.	136,157	2,187
	VSE Corp.	53,937	2,161
	Allied Motion Technologies Inc.	121,470	2,159
*	PAM Transportation Services Inc.	63,488	2,098
*	TRC Cos. Inc.	166,523	1,970
*,^ FuelCell Energy Inc.		2,664,758	1,958
	Miller Industries Inc.	99,759	1,949
*	Accuride Corp.	700,437	1,940
	LSI Industries Inc.	225,718	1,905
*	Orion Marine Group Inc.	318,493	1,905
*	Xerium Technologies Inc.	145,509	1,889
*	Covenant Transportation Group Inc. Class A	104,922	1,885
	Graham Corp.	102,337	1,806

*	Adept Technology Inc.	135,112	1,751
*	CAI International Inc.	170,335	1,717
*	Casella Waste Systems Inc. Class A	294,770	1,710
*	Northwest Pipe Co.	125,641	1,641
	CDI Corp.	185,989	1,590
*	Lawson Products Inc.	72,005	1,559
*	Layne Christensen Co.	228,776	1,487
	Hurco Cos. Inc.	55,218	1,449
	Dynamic Materials Corp.	149,149	1,423
*	Sparton Corp.	65,304	1,398
	LB Foster Co. Class A	113,259	1,391
	Houston Wire & Cable Co.	217,453	1,379
*	Cenveo Inc.	720,028	1,354
*	Hill International Inc.	389,938	1,279
*	Commercial Vehicle Group Inc.	310,676	1,252
	Supreme Industries Inc. Class A	146,823	1,223
*,^ Capstone Turbine Corp.		3,575,730	1,216
*	Pendrell Corp.	1,683,060	1,212
*	Willis Lease Finance Corp.	73,463	1,195
	Universal Truckload Services Inc.	72,298	1,126
*	Milacron Holdings Corp.	63,888	1,121
*	Heritage-Crystal Clean Inc.	106,907	1,098
*	LMI Aerospace Inc.	102,253	1,051
*,^ Power Solutions International Inc.		45,675	1,037
	Twin Disc Inc.	83,090	1,031
*	Ameresco Inc. Class A	169,335	996
	Omega Flex Inc.	29,530	986
	Preformed Line Products Co.	26,423	982
*	CPI Aerostructures Inc.	99,919	880
*,^ Enphase Energy Inc.		237,714	880
*	Hudson Technologies Inc.	282,320	838
	Hardinge Inc.	89,855	825
*	Sunrun Inc.	79,400	823
*,^ Energy Recovery Inc.		383,983	822
*	Sterling Construction Co. Inc.	197,254	811
*	Energy Focus Inc.	63,793	753
*	Performant Financial Corp.	306,822	743
*,^ NV5 Holdings Inc.		39,810	739
*,^ ExOne Co.		107,542	722
*,^ Manitex International Inc.		121,330	682
*	API Technologies Corp.	308,861	670
	Global Power Equipment Group Inc.	178,248	654
*	Willdan Group Inc.	64,418	653
*	Astrotech Corp.	304,120	630
*	Ultralife Corp.	104,965	618
	LS Starrett Co. Class A	49,344	596
*	NL Industries Inc.	198,676	594
*	Radiant Logistics Inc.	130,617	583
*	Active Power Inc.	351,001	572
*	Virco Manufacturing Corp.	190,592	572
	Eastern Co.	35,072	568
*,^ Energous Corp.		79,239	547
	Ecology and Environment Inc.	45,469	532
	SIFCO Industries Inc.	47,767	528
	Providence and Worcester Railroad Co.	31,838	504
*	Rush Enterprises Inc. Class B	20,820	485
*,^ Intersections Inc.		230,073	479

*	Key Technology Inc.	39,089	471
*,^ Revolution Lighting Technologies Inc.		482,451	458
*,^ American Superconductor Corp.		103,534	448
*	Integrated Electrical Services Inc.	56,962	440
*	HC2 Holdings Inc.	60,038	421
*	Rand Logistics Inc.	195,018	417
*	Volt Information Sciences Inc.	45,367	413
*	Gencor Industries Inc.	43,110	390
*	Hudson Global Inc.	150,031	374
*	Genco Shipping & Trading Ltd.	92,906	363
*	Taylor Devices Inc.	27,295	351
*	Innovative Solutions & Support Inc.	128,429	348
*	BlueLinx Holdings Inc.	481,942	337
*	Patriot Transportation Holding Inc.	13,987	336
*	Orion Energy Systems Inc.	179,072	322
*	MFRI Inc.	62,526	320
*,^ Odyssey Marine Exploration Inc.		888,995	320
*	Arotech Corp.	235,645	313
*	Fuel Tech Inc.	154,534	295
*,^ MagneGas Corp.		282,760	283
*	Alpha Pro Tech Ltd.	137,409	273
*	SL Industries Inc.	8,023	273
	RCM Technologies Inc.	53,636	264
*	Broadwind Energy Inc.	127,345	264
*	Transcat Inc.	26,809	261
*	Perma-Fix Environmental Services	61,835	251
	International Shipholding Corp.	59,581	228
*	Breeze-Eastern Corp.	15,755	220
*	Neff Corp. Class A	38,933	218
*	Jewett-Cameron Trading Co. Ltd.	23,964	204
*	Mastech Holdings Inc.	25,867	197
*	Civeo Corp.	127,985	189
*	Versar Inc.	52,841	183
*	Swisher Hygiene Inc.	148,880	182
*	Jason Industries Inc.	39,669	174
*,^ Lightbridge Corp.		190,041	158
	Servotronics Inc.	19,902	139
*,^ Marathon Patent Group Inc.		72,034	133
*	General Finance Corp.	35,346	131
*	Goldfield Corp.	77,900	130
*,^ EnSync Inc.		234,876	124
*	CTPartners Executive Search Inc.	83,162	113
*	Air T Inc.	6,332	113
*	AMREP Corp.	22,243	109
*	American Electric Technologies Inc.	38,260	101
*	Erickson Inc.	27,688	87
*	ARC Group Worldwide Inc.	47,642	86
*,^ Spherix Inc.		223,553	76
*,^ Real Goods Solar Inc. Class A		62,571	74
*	Blue Earth Inc.	98,397	67
*	DLH Holdings Corp.	19,425	55
	Hubbell Inc. Class A	500	54
*	Ideal Power Inc.	7,900	52
*	Industrial Services of America Inc.	13,535	47
*	Blue Bird Corp.	4,045	40
*	Lime Energy Co.	12,704	37
*	LiqTech International Inc.	32,928	33

* Ocean Power Technologies Inc.	70,275	28
* General Employment Enterprises Inc.	67,800	27
Chicago Rivet & Machine Co.	951	24
Art's-Way Manufacturing Co. Inc.	5,943	22
* Essex Rental Corp.	47,845	18
* Tel-Instrument Electronics Corp.	3,304	16
Espey Manufacturing & Electronics Corp.	566	14
* Continental Materials Corp.	900	13
EnviroStar Inc.	2,900	12
* Micronet Enertec Technologies Inc.	3,100	8
* Digital Power Corp.	11,401	8
Compx International Inc.	679	7
* Axion Power International Inc.	3,500	6
Acme United Corp.	309	5
* Quest Resource Holding Corp.	7,825	4
WSI Industries Inc.	805	4
* Aqua Metals Inc.	711	4
		5,395,607
Information Technology (16.1%)
* LinkedIn Corp. Class A	1,164,221	221,353
* Twitter Inc.	5,781,621	155,757
* Palo Alto Networks Inc.	719,152	123,694
* FleetCor Technologies Inc.	779,797	107,316
* ServiceNow Inc.	1,489,291	103,431
Maxim Integrated Products Inc.	2,871,422	95,906
* ANSYS Inc.	914,912	80,640
CDK Global Inc.	1,624,565	77,622
Global Payments Inc.	660,904	75,826
* Workday Inc. Class A	1,096,128	75,479
* Synopsys Inc.	1,582,721	73,090
* Gartner Inc.	842,784	70,735
* Splunk Inc.	1,275,885	70,620
* Vantiv Inc. Class A	1,497,018	67,246
FactSet Research Systems Inc.	420,369	67,179
Broadridge Financial Solutions Inc.	1,200,442	66,444
* Fortinet Inc.	1,478,834	62,821
* VMware Inc. Class A	792,955	62,477
* Cadence Design Systems Inc.	2,957,281	61,157
CDW Corp.	1,428,588	58,372
Avnet Inc.	1,364,709	58,246
Jack Henry & Associates Inc.	822,055	57,223
* CoStar Group Inc.	329,504	57,024
SS&C Technologies Holdings Inc.	794,934	55,677
* Keysight Technologies Inc.	1,718,658	53,003
* Arrow Electronics Inc.	958,351	52,978
* Tyler Technologies Inc.	349,149	52,131
* Ultimate Software Group Inc.	290,125	51,935
IAC/InterActiveCorp	783,136	51,115
* Manhattan Associates Inc.	745,086	46,419
* FireEye Inc.	1,440,018	45,821
Jabil Circuit Inc.	2,007,574	44,909
Brocade Communications Systems Inc.	4,215,327	43,755
Marvell Technology Group Ltd.	4,780,477	43,263
* Pandora Media Inc.	2,025,274	43,219
Ingram Micro Inc.	1,581,422	43,078
* Trimble Navigation Ltd.	2,608,837	42,837
* Nuance Communications Inc.	2,570,887	42,085

*	Freescale Semiconductor Ltd.	1,136,283	41,565
*	Zebra Technologies Corp.	535,945	41,027
*	Tableau Software Inc. Class A	506,350	40,397
	MAXIMUS Inc.	669,407	39,870
*	ON Semiconductor Corp.	4,190,504	39,391
*	CommScope Holding Co. Inc.	1,295,495	38,904
*	Genpact Ltd.	1,637,883	38,670
	Teradyne Inc.	2,139,844	38,539
*	Guidewire Software Inc.	731,695	38,473
*	Euronet Worldwide Inc.	511,114	37,868
	Solera Holdings Inc.	695,903	37,579
	Sabre Corp.	1,379,137	37,485
*	PTC Inc.	1,158,720	36,778
*	NCR Corp.	1,602,690	36,461
	DST Systems Inc.	341,927	35,950
*	NetScout Systems Inc.	1,014,990	35,900
*	ARRIS Group Inc.	1,374,925	35,707
*	Cavium Inc.	573,273	35,182
	Atmel Corp.	4,325,482	34,907
*	WEX Inc.	399,981	34,734
*	Qlik Technologies Inc.	946,639	34,505
*	CoreLogic Inc.	904,098	33,660
	j2 Global Inc.	474,879	33,645
*	Aspen Technology Inc.	866,647	32,855
*	VeriFone Systems Inc.	1,183,997	32,832
*	Microsemi Corp.	986,198	32,367
	FEI Co.	430,701	31,458
*	Integrated Device Technology Inc.	1,536,907	31,199
*	NetSuite Inc.	371,250	31,148
*	EPAM Systems Inc.	416,980	31,073
	Cognex Corp.	903,375	31,049
*	Synaptics Inc.	369,695	30,485
*	Rackspace Hosting Inc.	1,228,379	30,316
	Cypress Semiconductor Corp.	3,439,880	29,308
*	ViaSat Inc.	455,285	29,270
	National Instruments Corp.	1,049,711	29,171
*	Infinera Corp.	1,477,219	28,894
*,^ Zillow Group Inc.		1,053,671	28,449
*	IPG Photonics Corp.	370,924	28,179
*	Verint Systems Inc.	636,277	27,455
	Blackbaud Inc.	487,814	27,376
	Fair Isaac Corp.	322,181	27,224
*	SolarWinds Inc.	688,905	27,033
*	Ciena Corp.	1,291,093	26,751
	Leidos Holdings Inc.	647,565	26,751
	Booz Allen Hamilton Holding Corp. Class A	1,006,900	26,391
*,^ Cree Inc.		1,071,546	25,964
*	HomeAway Inc.	973,851	25,846
*	ACI Worldwide Inc.	1,210,585	25,568
	Mentor Graphics Corp.	1,023,714	25,214
*	Take-Two Interactive Software Inc.	877,397	25,208
	SYNNEX Corp.	290,802	24,736
*	Tech Data Corp.	358,530	24,559
*	Proofpoint Inc.	406,128	24,498
	Heartland Payment Systems Inc.	379,378	23,905
*	Blackhawk Network Holdings Inc.	558,505	23,675
	Convergys Corp.	1,023,954	23,664

*	SunEdison Inc.	3,197,600	22,959
*,^ Arista Networks Inc.		351,127	21,485
	Littelfuse Inc.	234,164	21,344
*	Electronics For Imaging Inc.	485,746	21,023
*	Cirrus Logic Inc.	657,300	20,712
	Belden Inc.	442,229	20,648
	Diebold Inc.	671,741	19,998
	Monolithic Power Systems Inc.	380,943	19,504
*	EchoStar Corp. Class A	449,809	19,355
*	Ellie Mae Inc.	289,662	19,283
*	GrubHub Inc.	790,132	19,232
*	Entegris Inc.	1,453,622	19,173
	InterDigital Inc.	373,739	18,911
	MKS Instruments Inc.	553,794	18,569
	Plantronics Inc.	365,107	18,566
*	CACI International Inc. Class A	250,849	18,555
*	MicroStrategy Inc. Class A	94,049	18,478
	Lexmark International Inc. Class A	634,946	18,401
*	Sanmina Corp.	856,659	18,307
*	Zynga Inc. Class A	7,966,833	18,164
*	Demandware Inc.	341,231	17,635
*	Imperva Inc.	266,579	17,456
*	LogMeIn Inc.	255,271	17,399
*	Silicon Laboratories Inc.	411,948	17,112
*	Fairchild Semiconductor International Inc. Class A	1,207,221	16,949
*,^ Knowles Corp.		914,709	16,858
*	Cornerstone OnDemand Inc.	503,158	16,604
	Science Applications International Corp.	411,466	16,545
*	Anixter International Inc.	283,657	16,390
	Dolby Laboratories Inc. Class A	500,724	16,324
*	Acxiom Corp.	811,532	16,036
	Intersil Corp. Class A	1,366,550	15,989
*	OmniVision Technologies Inc.	602,141	15,812
	Tessera Technologies Inc.	485,185	15,725
*,^ NeuStar Inc. Class A		574,154	15,623
*	comScore Inc.	329,864	15,223
*	Cardtronics Inc.	465,045	15,207
*	CommVault Systems Inc.	440,579	14,962
*	OSI Systems Inc.	193,355	14,881
*	WebMD Health Corp.	372,705	14,849
*	Syntel Inc.	326,750	14,805
*	Polycom Inc.	1,399,819	14,670
*	Virtusa Corp.	280,410	14,388
*	Universal Display Corp.	422,719	14,330
*	Rambus Inc.	1,203,681	14,203
*,^ Fitbit Inc.		371,414	13,999
*	PMC-Sierra Inc.	2,051,307	13,887
	Vishay Intertechnology Inc.	1,406,811	13,632
*	Progress Software Corp.	524,788	13,555
*	Coherent Inc.	247,373	13,531
*	Plexus Corp.	348,572	13,448
*,^ Zillow Group Inc. Class A		455,901	13,098
*	Viavi Solutions Inc.	2,426,167	13,029
	Power Integrations Inc.	305,247	12,872
*	Itron Inc.	398,795	12,726
	Methode Electronics Inc.	397,328	12,675
*,^ 3D Systems Corp.		1,089,296	12,581

*	Synchronoss Technologies Inc.	381,412	12,510
	EVERTEC Inc.	691,768	12,500
*	Nimble Storage Inc.	513,952	12,397
*	ExlService Holdings Inc.	331,052	12,226
*	Yelp Inc. Class A	560,924	12,150
*	Finisar Corp.	1,077,958	11,998
*	Paycom Software Inc.	333,229	11,966
*	Benchmark Electronics Inc.	543,661	11,830
*	SPS Commerce Inc.	171,632	11,652
*	Stamps.com Inc.	156,506	11,583
*	Web.com Group Inc.	535,134	11,281
*,^ Advanced Micro Devices Inc.		6,543,544	11,255
	NIC Inc.	633,914	11,227
*	Zendesk Inc.	557,099	10,980
*	Envestnet Inc.	366,099	10,972
*,^ SunPower Corp. Class A		538,519	10,792
*	Ruckus Wireless Inc.	889,067	10,562
*	ScanSource Inc.	296,785	10,524
	CSG Systems International Inc.	340,591	10,490
*	Advanced Energy Industries Inc.	398,315	10,476
*	Marketo Inc.	368,316	10,468
*	Insight Enterprises Inc.	402,880	10,414
*	Semtech Corp.	689,029	10,404
*	RingCentral Inc. Class A	569,077	10,329
*	Sykes Enterprises Inc.	404,567	10,316
*	Rogers Corp.	193,551	10,293
*	Super Micro Computer Inc.	372,400	10,152
*	Cabot Microelectronics Corp.	256,736	9,946
*	Callidus Software Inc.	581,580	9,881
*	Bottomline Technologies de Inc.	391,874	9,801
*	NETGEAR Inc.	333,592	9,731
*	Rovi Corp.	916,551	9,615
*	QLogic Corp.	910,514	9,333
^	Ubiquiti Networks Inc.	275,126	9,324
	Badger Meter Inc.	160,115	9,296
	MTS Systems Corp.	154,604	9,293
	Pegasystems Inc.	377,194	9,283
*	RealPage Inc.	550,087	9,142
	Monotype Imaging Holdings Inc.	417,485	9,110
*	BroadSoft Inc.	301,612	9,036
*	Ixia	616,088	8,927
	EarthLink Holdings Corp.	1,143,134	8,894
	Brooks Automation Inc.	759,037	8,888
*	TiVo Inc.	1,006,911	8,720
*	II-VI Inc.	539,480	8,675
*	Infoblox Inc.	540,221	8,633
*	Veeco Instruments Inc.	418,845	8,591
*,^ Gogo Inc.		561,452	8,579
*	Cray Inc.	424,644	8,412
^	Ebix Inc.	335,634	8,377
*	Diodes Inc.	390,608	8,347
*	Rofin-Sinar Technologies Inc.	320,454	8,309
*	Lumentum Holdings Inc.	486,778	8,251
	ADTRAN Inc.	565,074	8,250
*	Constant Contact Inc.	334,725	8,114
*	Xoom Corp.	326,045	8,112
*,^ Endurance International Group Holdings Inc.		590,961	7,895

	CTS Corp.	426,520	7,895
*	Monster Worldwide Inc.	1,176,821	7,555
	AVX Corp.	567,003	7,422
*	Kulicke & Soffa Industries Inc.	800,491	7,349
*,^ InvenSense Inc.		785,406	7,296
	ManTech International Corp. Class A	275,619	7,083
*	Cvent Inc.	204,679	6,890
*	Inphi Corp.	283,553	6,817
*	Harmonic Inc.	1,173,867	6,808
	Integrated Silicon Solution Inc.	314,281	6,754
*	Blucora Inc.	462,658	6,371
*	FARO Technologies Inc.	179,344	6,277
*	Bankrate Inc.	602,475	6,236
*	Unisys Corp.	519,146	6,178
*	MaxLinear Inc.	496,530	6,177
	TeleTech Holdings Inc.	230,223	6,168
*	Photronics Inc.	678,737	6,149
*	PROS Holdings Inc.	276,852	6,130
*	Qualys Inc.	214,554	6,106
*,^ Eastman Kodak Co.		389,426	6,083
*	Newport Corp.	440,027	6,050
*	GoDaddy Inc. Class A	238,840	6,021
*	Dot Hill Systems Corp.	616,329	5,997
*	CalAmp Corp.	371,468	5,977
*	GTT Communications Inc.	255,873	5,952
*	M/A-COM Technology Solutions Holdings Inc.	196,773	5,704
*	DTS Inc.	211,878	5,657
*	Perficient Inc.	363,471	5,608
	Pericom Semiconductor Corp.	306,516	5,594
*	Mercury Systems Inc.	347,231	5,524
*	Xura Inc.	246,658	5,520
*	Fabrinet	300,748	5,513
*	Paylocity Holding Corp.	180,761	5,421
*	Amkor Technology Inc.	1,203,380	5,403
	Epiq Systems Inc.	417,207	5,390
*	Interactive Intelligence Group Inc.	176,684	5,249
*,^ VASCO Data Security International Inc.		306,667	5,226
*	CEVA Inc.	273,328	5,076
*	Ultratech Inc.	315,416	5,053
*	Actua Corp.	427,848	5,032
*	Gigamon Inc.	248,894	4,980
*	XO Group Inc.	352,228	4,977
	Forrester Research Inc.	157,082	4,939
*,^ Shutterstock Inc.		162,629	4,918
*	New Relic Inc.	129,027	4,917
*	Rudolph Technologies Inc.	391,391	4,873
*	ShoreTel Inc.	649,992	4,855
	Cass Information Systems Inc.	98,825	4,855
*	Textura Corp.	187,039	4,833
*	Lattice Semiconductor Corp.	1,241,936	4,781
*	Glu Mobile Inc.	1,092,132	4,773
*	RealD Inc.	489,352	4,703
*	ePlus Inc.	57,712	4,563
*	Q2 Holdings Inc.	181,154	4,478
*	Applied Micro Circuits Corp.	833,408	4,425
	Comtech Telecommunications Corp.	212,595	4,382
*	SunEdison Semiconductor Ltd.	412,910	4,352

*	FormFactor Inc.	640,336	4,341
*	HubSpot Inc.	92,969	4,311
*	LivePerson Inc.	568,941	4,301
*	Silver Spring Networks Inc.	332,589	4,284
	Park Electrochemical Corp.	243,080	4,276
*	Black Knight Financial Services Inc. Class A	130,380	4,244
	IXYS Corp.	373,054	4,163
*	DHI Group Inc.	565,465	4,134
*	Hortonworks Inc.	186,816	4,089
*,^ Coupons.com Inc.		452,727	4,075
	Daktronics Inc.	449,930	3,901
*	Everi Holdings Inc.	754,861	3,872
*	Internap Corp.	625,468	3,834
*	TTM Technologies Inc.	612,494	3,816
*	Immersion Corp.	336,934	3,784
*	Exar Corp.	623,507	3,710
	Hackett Group Inc.	265,781	3,655
	Checkpoint Systems Inc.	500,893	3,631
*	Xcerra Corp.	565,026	3,548
*	RetailMeNot Inc.	423,109	3,486
*	Extreme Networks Inc.	1,034,989	3,478
*	Intralinks Holdings Inc.	405,197	3,359
*	Calix Inc.	419,279	3,266
*	Digi International Inc.	272,927	3,218
*	Agilysys Inc.	284,904	3,168
*,^ Box Inc.		251,667	3,166
*	Barracuda Networks Inc.	203,153	3,165
*	GSI Group Inc.	245,754	3,128
*	DSP Group Inc.	334,608	3,048
*	Lionbridge Technologies Inc.	613,833	3,032
*	Benefitfocus Inc.	95,531	2,985
*	Nanometrics Inc.	243,692	2,958
*	Sonus Networks Inc.	513,815	2,939
*	Axcelis Technologies Inc.	1,091,741	2,915
*	Rubicon Project Inc.	198,965	2,891
	Black Box Corp.	196,024	2,889
*	ServiceSource International Inc.	717,735	2,871
*	Bazaarvoice Inc.	628,931	2,836
*,^ Digimarc Corp.		92,429	2,824
	PC Connection Inc.	136,022	2,820
*,^ Oclaro Inc.		1,219,005	2,804
*	PDF Solutions Inc.	278,885	2,789
	Cohu Inc.	280,427	2,765
*	SciQuest Inc.	275,244	2,752
	Mesa Laboratories Inc.	24,619	2,743
*	Kimball Electronics Inc.	228,882	2,731
*	Tangoe Inc.	374,699	2,698
*	Sigma Designs Inc.	371,730	2,561
*	Multi-Fineline Electronix Inc.	151,836	2,536
*	MoneyGram International Inc.	310,106	2,487
	American Software Inc. Class A	263,344	2,481
*	Zix Corp.	587,409	2,473
	NVE Corp.	49,414	2,399
*	Telenav Inc.	304,628	2,379
*	PFSweb Inc.	165,875	2,359
*	Angie's List Inc.	465,958	2,348
*	Ciber Inc.	733,433	2,332

*	EnerNOC Inc.	294,650	2,328
*	Seachange International Inc.	367,913	2,318
*	ChannelAdvisor Corp.	230,682	2,293
	Alliance Fiber Optic Products Inc.	134,049	2,291
*	TeleCommunication Systems Inc. Class A	662,174	2,278
*	Kopin Corp.	716,422	2,250
*	QuinStreet Inc.	398,633	2,212
	Reis Inc.	96,982	2,197
	Electro Rent Corp.	204,602	2,124
*	Liquidity Services Inc.	282,907	2,091
*	Autobytel Inc.	117,254	1,966
	QAD Inc. Class A	76,190	1,950
*	EMCORE Corp.	281,202	1,912
*	Carbonite Inc.	168,943	1,880
*	Quantum Corp.	2,691,513	1,877
*	Napco Security Technologies Inc.	308,069	1,864
*	Jive Software Inc.	398,666	1,862
	ModusLink Global Solutions Inc.	647,484	1,852
*	Ultra Clean Holdings Inc.	310,345	1,781
*,^ VirnetX Holding Corp.		500,240	1,781
*,^ Maxwell Technologies Inc.		320,731	1,738
*,^ TrueCar Inc.		331,295	1,726
	Bel Fuse Inc. Class B	88,171	1,714
	Electro Scientific Industries Inc.	361,306	1,676
*	Vishay Precision Group Inc.	140,983	1,634
*	United Online Inc.	163,045	1,630
*,^ SolarEdge Technologies Inc.		70,286	1,611
*	Brightcove Inc.	323,309	1,591
*	Limelight Networks Inc.	824,075	1,574
*	NeoPhotonics Corp.	229,802	1,565
*	Mattson Technology Inc.	668,255	1,557
*,^ MicroVision Inc.		476,890	1,521
*	Key Tronic Corp.	151,757	1,521
*	PRGX Global Inc.	400,823	1,511
*	Silicon Graphics International Corp.	382,237	1,502
*	KVH Industries Inc.	145,701	1,457
*,^ TubeMogul Inc.		138,187	1,454
*	Applied Optoelectronics Inc.	75,685	1,421
*,^ Clearfield Inc.		105,453	1,416
	Marchex Inc. Class B	345,709	1,393
*,^ Park City Group Inc.		126,521	1,337
*	Cascade Microtech Inc.	90,584	1,281
*	Model N Inc.	127,799	1,279
*	Workiva Inc.	83,516	1,269
*	BSQUARE Corp.	190,833	1,261
*	Guidance Software Inc.	209,434	1,261
*,^ Research Frontiers Inc.		243,678	1,235
*	Planar Systems Inc.	208,855	1,211
*	Rosetta Stone Inc.	179,937	1,206
	TransAct Technologies Inc.	131,907	1,202
	Information Services Group Inc.	307,124	1,201
*	Intevac Inc.	256,661	1,181
*	PCM Inc.	130,304	1,178
*	Covisint Corp.	547,818	1,178
*	RealNetworks Inc.	287,667	1,177
	TESSCO Technologies Inc.	55,753	1,173
*	Datalink Corp.	190,599	1,138

*,^ Mitek Systems Inc.		352,966	1,126
*	Avid Technology Inc.	139,600	1,111
*	TechTarget Inc.	129,015	1,099
*,^ Violin Memory Inc.		793,485	1,095
*	Dealertrack Technologies Inc.	17,335	1,095
*	Unwired Planet Inc.	1,471,431	1,067
*	Mattersight Corp.	137,090	1,057
	MOCON Inc.	76,909	1,038
*	Millennial Media Inc.	592,778	1,037
*	Yodlee Inc.	63,633	1,026
*	Varonis Systems Inc.	64,475	1,005
	Computer Task Group Inc.	160,535	994
*	FalconStor Software Inc.	491,652	978
*	Support.com Inc.	851,800	954
*	AXT Inc.	496,618	954
*	Rocket Fuel Inc.	199,594	932
*,^ Neonode Inc.		380,326	928
*	Numerex Corp. Class A	106,084	924
	Astro-Med Inc.	66,474	924
*	Frequency Electronics Inc.	87,892	912
*	Kemet Corp.	486,585	895
*	Aviat Networks Inc.	857,286	892
*,^ QuickLogic Corp.		553,745	880
	PC-Tel Inc.	145,982	877
*	A10 Networks Inc.	142,743	855
*	Radisys Corp.	316,314	854
*	Higher One Holdings Inc.	422,785	833
*	Planet Payment Inc.	291,160	824
*	Everyday Health Inc.	89,123	815
*	Pixelworks Inc.	223,206	806
	NCI Inc. Class A	59,909	795
*,^ OPOWER Inc.		89,135	794
	Communications Systems Inc.	95,107	793
*,^ USA Technologies Inc.		313,812	781
*	Aware Inc.	233,234	781
*	Rightside Group Ltd.	98,849	758
*	iPass Inc.	769,307	746
	Evolving Systems Inc.	122,927	738
*	MoSys Inc.	486,634	725
*	Inuvo Inc.	249,555	724
*,^ Aerohive Networks Inc.		120,512	721
*,^ Novatel Wireless Inc.		323,396	715
*,^ CVD Equipment Corp.		64,075	709
*	MeetMe Inc.	430,939	681
	Richardson Electronics Ltd.	115,483	680
*	Travelzoo Inc.	81,989	678
*	WidePoint Corp.	749,411	660
*,^ Digital Turbine Inc.		360,970	653
*	Amtech Systems Inc.	151,920	653
*	Alpha & Omega Semiconductor Ltd.	82,855	645
*,^ Apigee Corp.		60,185	635
*,^ CUI Global Inc.		114,646	593
*	PAR Technology Corp.	108,671	575
*	Innodata Inc.	244,930	571
*	Imation Corp.	266,321	567
*	eGain Corp.	141,680	567
*	Datawatch Corp.	93,935	552

*,^ Vringo Inc.		977,512	547
*	MINDBODY Inc. Class A	34,219	535
*	Five9 Inc.	141,779	525
*	Marin Software Inc.	167,203	523
*	Demand Media Inc.	124,682	520
*,^ ClearSign Combustion Corp.		83,431	516
*	Hutchinson Technology Inc.	321,727	515
*	GSI Technology Inc.	125,379	509
	ClearOne Inc.	42,405	500
*	LRAD Corp.	298,088	498
*	Perceptron Inc.	62,568	475
*	Alarm.com Holdings Inc.	40,073	467
*	Envivio Inc.	111,854	458
*	Westell Technologies Inc. Class A	398,465	454
*	CyberOptics Corp.	71,696	453
*	MobileIron Inc.	144,518	448
*	Onvia Inc.	108,561	447
*	ID Systems Inc.	137,003	440
*	Amber Road Inc.	102,510	433
*,^ Control4 Corp.		52,549	429
*	Edgewater Technology Inc.	58,364	427
*	Data I/O Corp.	181,910	424
*	Spark Networks Inc.	146,920	423
	TheStreet Inc.	248,073	414
	Optical Cable Corp.	112,873	389
*	Tremor Video Inc.	207,051	385
*	Zhone Technologies Inc.	277,022	385
*	GigOptix Inc.	215,581	377
*	Care.com Inc.	71,917	370
*	Rapid7 Inc.	15,870	361
*	IEC Electronics Corp.	91,854	360
*	LoJack Corp.	121,917	354
*	Wireless Telecom Group Inc.	233,098	352
*	Qumu Corp.	87,661	344
	CSP Inc.	63,690	342
*	Identiv Inc.	96,311	336
*	YuMe Inc.	127,254	330
	GlobalSCAPE Inc.	100,216	329
*,^ InterCloud Systems Inc.		184,207	328
	Concurrent Computer Corp.	65,290	309
*	NetSol Technologies Inc.	60,419	305
	QAD Inc. Class B	14,091	302
*	GSE Systems Inc.	200,594	299
*	Prism Technologies Group Inc.	101,239	283
*,^ Applied DNA Sciences Inc.		55,198	283
*,^ Voltari Corp.		38,329	272
*,^ Rubicon Technology Inc.		260,727	269
*	Sonic Foundry Inc.	29,857	251
*	Appfolio Inc.	14,800	249
*	Exa Corp.	23,813	246
*,^ Infosonics Corp.		188,332	235
*,^ Crossroads Systems Inc.		178,804	232
*	BroadVision Inc.	37,841	224
*	eMagin Corp.	89,691	222
*	Intermolecular Inc.	109,827	208
*	ANADIGICS Inc.	928,647	204
*,^ LiveDeal Inc.		116,522	196

*	Echelon Corp.	325,078	195
*,^ ParkerVision Inc.		1,017,419	191
*,^ Digital Ally Inc.		29,747	185
*	Smith Micro Software Inc.	206,890	180
*	Lantronix Inc.	140,583	176
*	LGL Group Inc.	48,029	174
*	StarTek Inc.	48,825	165
*,^ Resonant Inc.		35,400	164
*	Netlist Inc.	375,120	158
*	Asure Software Inc.	27,280	154
*	RELM Wireless Corp.	33,347	147
*	MaxPoint Interactive Inc.	35,806	146
*	Image Sensing Systems Inc.	37,600	138
*,^ Viggle Inc.		158,798	130
*,^ Uni-Pixel Inc.		121,373	129
*	Synacor Inc.	90,342	122
*	TSR Inc.	27,043	118
*	LightPath Technologies Inc. Class A	76,638	113
*	Luna Innovations Inc.	117,791	111
*,^ Remark Media Inc.		23,604	104
*	Selectica Inc.	26,243	103
*	Iteris Inc.	40,217	99
*,^ Solar3D Inc.		35,087	97
	RF Industries Ltd.	20,988	96
	Bel Fuse Inc. Class A	5,719	94
*	Speed Commerce Inc.	468,340	91
*,^ NXT-ID Inc.		92,774	87
*	MRV Communications Inc.	5,700	82
*	Majesco Entertainment Co.	59,583	73
*	ATRM Holdings Inc.	21,572	69
*	Wave Systems Corp. Class A	395,991	66
*	Document Security Systems Inc.	357,332	62
	Wayside Technology Group Inc.	3,272	57
*	inTEST Corp.	12,602	53
*	Xplore Technologies Corp.	8,900	47
*	Looksmart Ltd.	84,826	45
*,^ Net Element Inc.		267,714	43
*	Upland Software Inc.	4,979	39
*	Xactly Corp.	5,034	39
*	Ascent Solar Technologies Inc.	204,392	39
*,^ 6D Global Technologies Inc.		12,565	36
*	Bridgeline Digital Inc.	28,875	36
*	Sevcon Inc.	3,344	33
*	Intellicheck Mobilisa Inc.	35,937	33
*,^ Superconductor Technologies Inc.		49,119	30
*	Network-1 Technologies Inc.	14,338	30
*	Liquid Holdings Group Inc.	407,491	29
*	RMG Networks Holding Corp.	34,785	29
*	Sysorex Global Holdings Corp.	26,596	27
*	ADDvantage Technologies Group Inc.	10,200	23
*	Finjan Holdings Inc.	12,195	20
*	Vicon Industries Inc.	12,700	20
*	SigmaTron International Inc.	2,686	19
*,^ xG Technology Inc.		32,087	19
*	Dataram Corp.	14,239	17
*	Giga-tronics Inc.	18,200	17
*	Daegis Inc.	31,670	12

*	Code Rebel Corp.	1,700	12
*	Qualstar Corp.	9,220	11
*	Majesco	2,019	10
*	IntriCon Corp.	1,104	9
*	Aehr Test Systems	3,200	8
*	TigerLogic Corp.	31,880	6
*	Interphase Corp.	36,447	6
*	Inventergy Global Inc.	14,967	6
*,^ WPCS International Inc.		2,914	4
*	SITO Mobile Ltd.	800	3
*	Cartesian Inc.	1,281	3
*	Technical Communications Corp.	958	3
*	Professional Diversity Network Inc.	3,750	3
*	LGL GROUP INC WARRANTS EXP 6/8/18	238,900	2
*	MAM Software Group Inc.	200	1
*	Glowpoint Inc.	1,550	1
	SMTP Inc.	100	—
*	Blonder Tongue Laboratories Inc.	180	—
*	Qorvo Inc.	2	—
			6,661,075
Materials (4.4%)
	Celanese Corp. Class A	1,556,286	92,085
	Ashland Inc.	686,347	69,060
*	WR Grace & Co.	734,121	68,310
*	Crown Holdings Inc.	1,414,794	64,727
	Packaging Corp. of America	991,809	59,667
	RPM International Inc.	1,354,250	56,730
	Valspar Corp.	750,283	53,930
	Cytec Industries Inc.	725,331	53,566
	Albemarle Corp.	1,138,709	50,217
	Graphic Packaging Holding Co.	3,375,127	43,168
	Steel Dynamics Inc.	2,503,464	43,010
	AptarGroup Inc.	649,942	42,870
	Reliance Steel & Aluminum Co.	745,684	40,274
	Bemis Co. Inc.	1,003,244	39,698
	Sonoco Products Co.	1,044,525	39,420
	NewMarket Corp.	105,888	37,802
*	Berry Plastics Group Inc.	1,236,555	37,183
	Eagle Materials Inc.	520,744	35,629
*	Axalta Coating Systems Ltd.	1,381,373	35,004
	Royal Gold Inc.	677,127	31,811
	Sensient Technologies Corp.	465,162	28,514
	Scotts Miracle-Gro Co. Class A	465,966	28,340
	Compass Minerals International Inc.	349,115	27,360
	PolyOne Corp.	904,058	26,525
	Domtar Corp.	637,715	22,798
	Silgan Holdings Inc.	410,573	21,366
*	Louisiana-Pacific Corp.	1,476,339	21,023
	Westlake Chemical Corp.	401,739	20,846
	Cabot Corp.	658,448	20,781
	Huntsman Corp.	2,110,329	20,449
*	Chemtura Corp.	696,556	19,935
	Balchem Corp.	324,531	19,722
*	Platform Specialty Products Corp.	1,412,457	17,868
	HB Fuller Co.	523,728	17,775
	Minerals Technologies Inc.	359,827	17,329
	Commercial Metals Co.	1,199,963	16,260

	Allegheny Technologies Inc.	1,133,716	16,076
^	United States Steel Corp.	1,509,713	15,731
	Carpenter Technology Corp.	523,119	15,573
	KapStone Paper and Packaging Corp.	878,708	14,508
	Kaiser Aluminum Corp.	180,206	14,462
*	Headwaters Inc.	764,923	14,381
^	Olin Corp.	803,293	13,503
	Worthington Industries Inc.	506,659	13,416
*	Stillwater Mining Co.	1,259,245	13,008
	Chemours Co.	1,882,448	12,179
	Innospec Inc.	251,675	11,705
	Axiall Corp.	729,789	11,450
	Greif Inc. Class A	352,008	11,233
	Schweitzer-Mauduit International Inc.	316,688	10,888
	Quaker Chemical Corp.	138,471	10,673
	OM Group Inc.	314,998	10,360
*	Boise Cascade Co.	409,967	10,339
	Neenah Paper Inc.	174,537	10,172
	A Schulman Inc.	307,048	9,970
*	Ferro Corp.	905,510	9,915
*	Clearwater Paper Corp.	197,880	9,348
*	Flotek Industries Inc.	518,495	8,659
	Calgon Carbon Corp.	554,421	8,638
	Stepan Co.	201,553	8,387
*	Resolute Forest Products Inc.	999,408	8,305
*	Summit Materials Inc. Class A	441,323	8,284
	Globe Specialty Metals Inc.	668,523	8,109
	Innophos Holdings Inc.	204,261	8,097
	PH Glatfelter Co.	462,927	7,972
	Hecla Mining Co.	3,916,713	7,716
	Materion Corp.	248,613	7,463
	Deltic Timber Corp.	122,757	7,342
*	Kraton Performance Polymers Inc.	348,608	6,240
*	US Concrete Inc.	124,391	5,945
	SunCoke Energy Inc.	695,291	5,409
	Haynes International Inc.	142,002	5,373
	Myers Industries Inc.	352,988	4,730
	Koppers Holdings Inc.	225,465	4,548
*,^ AK Steel Holding Corp.		1,837,685	4,429
	Mercer International Inc.	437,875	4,392
	Hawkins Inc.	103,032	3,967
	TimkenSteel Corp.	391,193	3,959
*	Coeur Mining Inc.	1,386,751	3,911
^	Cliffs Natural Resources Inc.	1,599,216	3,902
	Wausau Paper Corp.	604,853	3,871
	Schnitzer Steel Industries Inc.	280,410	3,797
	Tredegar Corp.	278,433	3,642
*	LSB Industries Inc.	217,988	3,340
*	Intrepid Potash Inc.	587,829	3,257
	American Vanguard Corp.	280,839	3,247
*,^ Senomyx Inc.		654,288	2,918
*	OMNOVA Solutions Inc.	521,371	2,888
	Tronox Ltd. Class A	642,877	2,809
	Rayonier Advanced Materials Inc.	452,302	2,768
*,^ Trinseo SA		104,264	2,633
^	McEwen Mining Inc.	2,939,963	2,572
*	AEP Industries Inc.	43,696	2,505

*	Century Aluminum Co.	535,187	2,462
	FutureFuel Corp.	233,709	2,309
*	Horsehead Holding Corp.	580,085	1,763
*	Real Industry Inc.	190,115	1,677
	Chase Corp.	41,199	1,623
*	Handy & Harman Ltd.	67,552	1,620
	Kronos Worldwide Inc.	259,104	1,609
*	Trecora Resources	118,147	1,467
	Rentech Inc.	258,539	1,448
	Olympic Steel Inc.	144,631	1,439
*	Core Molding Technologies Inc.	71,984	1,328
	Gold Resource Corp.	520,320	1,316
	Ampco-Pittsburgh Corp.	113,482	1,238
	KMG Chemicals Inc.	57,459	1,108
*	Codexis Inc.	288,031	976
	United States Lime & Minerals Inc.	19,206	877
*	Universal Stainless & Alloy Products Inc.	73,200	774
	Synalloy Corp.	81,626	748
*	UFP Technologies Inc.	23,121	528
*,^ AM Castle & Co.		182,650	406
*,^ BioAmber Inc.		70,561	378
*	Ryerson Holding Corp.	60,451	317
*	TOR Minerals International Inc.	59,129	302
*	General Moly Inc.	816,518	236
*	Marrone Bio Innovations Inc.	111,158	235
*,^ Comstock Mining Inc.		375,990	233
*	Noranda Aluminum Holding Corp.	116,288	191
*	AgroFresh Solutions Inc.	22,000	175
*	Solitario Exploration & Royalty Corp.	381,460	172
*,^ Paramount Gold Nevada Corp.		61,524	71
*	US Antimony Corp.	181,971	64
*	Mines Management Inc.	201,878	52
*	Golden Minerals Co.	176,026	47
*	Tecnoglass Inc.	2,777	38
*	Timberline Resources Corp.	30,567	15
*	Northern Technologies International Corp.	700	11
*	Metabolix Inc.	7,416	10
	Friedman Industries Inc.	763	5
			1,815,234
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	524,960	1,323
*	Furiex Pharmaceuticals Inc. CVR	77,743	760
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Expire 11/06/17	45,300	280
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Ambit Biosciences Corp. CVR Rights	22,388	14
*	Clinical Data Contingent Value Rights	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	143,287	—
*,^ Biosante Pharmaceutical Inc CVR		44,795	—
*	Kaiser Ventures LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
			2,810

Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	1,296,158	135,760
*	T-Mobile US Inc.	2,811,945	111,944
*	Sprint Corp.	8,052,663	30,922
	Telephone & Data Systems Inc.	956,810	23,882
	Cogent Communications Holdings Inc.	439,137	11,927
*	Vonage Holdings Corp.	1,870,264	10,997
*	Zayo Group Holdings Inc.	429,848	10,901
	Shenandoah Telecommunications Co.	251,373	10,761
	Consolidated Communications Holdings Inc.	486,258	9,370
	Atlantic Tele-Network Inc.	116,522	8,614
	Inteliquent Inc.	378,082	8,443
*	Premiere Global Services Inc.	557,039	7,654
*	8x8 Inc.	916,187	7,577
*	Cincinnati Bell Inc.	2,322,390	7,246
*	General Communication Inc. Class A	405,819	7,004
^	Windstream Holdings Inc.	1,039,627	6,383
*	United States Cellular Corp.	166,414	5,896
*	NII Holdings Inc.	854,733	5,564
	Spok Holdings Inc.	312,427	5,143
*,^ Iridium Communications Inc.		785,205	4,829
*	inContact Inc.	622,963	4,678
*	FairPoint Communications Inc.	293,928	4,529
*,^ Globalstar Inc.		2,712,474	4,259
*,^ Straight Path Communications Inc. Class B		92,982	3,757
	IDT Corp. Class B	201,704	2,884
*	ORBCOMM Inc.	507,615	2,833
*,^ Pacific DataVision Inc.		94,564	2,827
	Lumos Networks Corp.	211,573	2,573
*	Boingo Wireless Inc.	227,431	1,883
*	NTELOS Holdings Corp.	181,674	1,641
*	Alaska Communications Systems Group Inc.	597,548	1,309
*	Hawaiian Telcom Holdco Inc.	58,183	1,209
*,^ Intelsat SA		180,279	1,159
*,^ Towerstream Corp.		588,198	629
	Alteva Inc.	67,435	297
*	Elephant Talk Communications Corp.	687,554	289
*,^ One Horizon Group Inc.		36,964	43
			467,616
Utilities (3.4%)
	American Water Works Co. Inc.	1,829,487	100,768
	Alliant Energy Corp.	1,149,612	67,241
	UGI Corp.	1,753,564	61,059
	Atmos Energy Corp.	1,028,845	59,858
	OGE Energy Corp.	2,026,682	55,450
	Westar Energy Inc. Class A	1,433,701	55,111
	ITC Holdings Corp.	1,608,306	53,621
*	Calpine Corp.	3,362,331	49,090
	Aqua America Inc.	1,794,423	47,498
	National Fuel Gas Co.	858,280	42,897
	Great Plains Energy Inc.	1,566,353	42,323
	Vectren Corp.	856,016	35,961
	Questar Corp.	1,820,751	35,341
	MDU Resources Group Inc.	2,024,908	34,828
	Portland General Electric Co.	920,066	34,015
	Cleco Corp.	627,023	33,383
	IDACORP Inc.	510,953	33,064

	Piedmont Natural Gas Co. Inc.	803,901	32,212
	Hawaiian Electric Industries Inc.	1,090,606	31,289
	WGL Holdings Inc.	520,066	29,992
	UIL Holdings Corp.	574,383	28,874
	Southwest Gas Corp.	492,027	28,695
	NorthWestern Corp.	488,146	26,277
	New Jersey Resources Corp.	867,835	26,061
	ONE Gas Inc.	548,755	24,875
*	Dynegy Inc.	1,196,637	24,734
	Laclede Group Inc.	452,419	24,670
	ALLETE Inc.	470,969	23,779
	PNM Resources Inc.	825,572	23,157
	Avista Corp.	606,160	20,155
	Black Hills Corp.	464,524	19,203
	South Jersey Industries Inc.	716,572	18,093
	American States Water Co.	392,245	16,239
	El Paso Electric Co.	410,275	15,106
	MGE Energy Inc.	365,406	15,051
	Northwest Natural Gas Co.	294,686	13,508
	Ormat Technologies Inc.	369,287	12,567
	Pattern Energy Group Inc. Class A	588,141	11,228
	California Water Service Group	499,172	11,042
	TerraForm Power Inc. Class A	762,355	10,841
	Otter Tail Corp.	406,278	10,588
	Empire District Electric Co.	473,434	10,430
	Chesapeake Utilities Corp.	174,489	9,262
*	Talen Energy Corp.	788,045	7,959
	NRG Yield Inc.	614,890	7,139
	Unitil Corp.	157,826	5,821
	SJW Corp.	177,546	5,460
	Middlesex Water Co.	187,736	4,476
^	NRG Yield Inc. Class A	353,026	3,936
	Connecticut Water Service Inc.	101,823	3,719
	York Water Co.	124,908	2,626
*	Vivint Solar Inc.	227,553	2,385
	Artesian Resources Corp. Class A	85,830	2,072
*	TerraForm Global Inc. Class A	306,100	2,039
	Genie Energy Ltd. Class B	192,332	1,583
	Delta Natural Gas Co. Inc.	76,795	1,571
*,^ Cadiz Inc.		150,584	1,093
*	Pure Cycle Corp.	173,146	861
	Gas Natural Inc.	45,568	407
*	US Geothermal Inc.	644,066	399
	Spark Energy Inc. Class A	15,319	254
*	American DG Energy Inc.	65,246	24
			1,413,260
Total Common Stocks (Cost $34,733,389)			41,223,657

	Coupon
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	0.189%		876,199,687	876,200

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/5/15	5,000	5,000
[5,6] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	9,400	9,399
				14,399
Total Temporary Cash Investments (Cost $890,599)				890,599
Total Investments (101.8%) (Cost $35,623,988)				42,114,256
Other Asset and Liabilities-Net (-1.8%)[4]				(726,375)
Net Assets (100%)				41,387,881

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $731,283,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $769,145,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $7,200,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Market Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,220,698	280	2,679
Temporary Cash Investments	876,200	14,399	—
Futures Contracts—Assets[1]	2,173	—	—
Swap Contracts—Liabilities	—	(226)	—
Total	42,099,071	14,453	2,679
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	797	87,343	(4,125)
E-mini S&P Mid-Cap 400 Index	December 2015	403	54,925	(1,461)
				(5,586)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives

Extended Market Index Fund

the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	9/8/15	GSCM	1,991	(.604%)	(226)
GSCM—Goldman Sachs Bank USA.

E. At September 30, 2015, the cost of investment securities for tax purposes was $35,630,228,000. Net unrealized appreciation of investment securities for tax purposes was $6,484,028,000, consisting of unrealized gains of $10,695,444,000 on securities that had risen in value since their purchase and $4,211,416,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (2.3%)
	Dow Chemical Co.	20,636,243	874,977
	EI du Pont de Nemours & Co.	16,123,456	777,151
	LyondellBasell Industries NV Class A	6,640,730	553,571
	Praxair Inc.	5,101,728	519,662
	Ecolab Inc.	4,733,034	519,308
	Air Products & Chemicals Inc.	3,447,751	439,864
	PPG Industries Inc.	4,823,219	422,948
	Sigma-Aldrich Corp.	2,161,603	300,290
	International Paper Co.	7,441,609	281,218
	Alcoa Inc.	23,313,787	225,211
	Nucor Corp.	5,689,634	213,646
	CF Industries Holdings Inc.	4,150,941	186,377
	Freeport-McMoRan Inc.	18,529,227	179,548
	Mosaic Co.	5,745,233	178,734
	Eastman Chemical Co.	2,557,125	165,497
	Celanese Corp. Class A	2,730,854	161,585
	Newmont Mining Corp.	9,419,839	151,377
	International Flavors & Fragrances Inc.	1,431,599	147,827
	Ashland Inc.	1,200,689	120,813
*	WR Grace & Co.	1,281,340	119,229
	Airgas Inc.	1,199,167	107,122
	RPM International Inc.	2,358,653	98,804
	Cytec Industries Inc.	1,270,411	93,820
	Avery Dennison Corp.	1,624,354	91,890
	Albemarle Corp.	1,992,621	87,875
	FMC Corp.	2,371,330	80,412
	Steel Dynamics Inc.	4,081,516	70,120
	Reliance Steel & Aluminum Co.	1,254,108	67,734
	NewMarket Corp.	187,497	66,936
*	Axalta Coating Systems Ltd.	2,509,552	63,592
	Royal Gold Inc.	1,196,488	56,211
	Sensient Technologies Corp.	836,039	51,249
	Compass Minerals International Inc.	595,413	46,663
	PolyOne Corp.	1,584,524	46,490
	Domtar Corp.	1,125,608	40,240
^	CONSOL Energy Inc.	4,064,729	39,834
	Westlake Chemical Corp.	701,276	36,389
	Huntsman Corp.	3,708,869	35,939
*	Chemtura Corp.	1,224,344	35,041
	Balchem Corp.	556,537	33,821
	Cabot Corp.	1,005,581	31,736
	HB Fuller Co.	874,512	29,681
	Minerals Technologies Inc.	613,786	29,560
	Commercial Metals Co.	2,042,868	27,681
*	Platform Specialty Products Corp.	2,180,528	27,584
	Allegheny Technologies Inc.	1,935,389	27,444
^	United States Steel Corp.	2,600,873	27,101
	Carpenter Technology Corp.	879,829	26,193
	KapStone Paper and Packaging Corp.	1,524,266	25,166

	Kaiser Aluminum Corp.	299,028	23,997
^	Olin Corp.	1,359,621	22,855
*	Cambrex Corp.	556,983	22,101
*	Stillwater Mining Co.	2,138,038	22,086
	Worthington Industries Inc.	821,157	21,744
	Chemours Co.	3,222,088	20,847
	Axiall Corp.	1,249,559	19,606
	Innospec Inc.	411,426	19,135
	OM Group Inc.	539,930	17,758
	Neenah Paper Inc.	297,472	17,337
	Quaker Chemical Corp.	224,792	17,327
*	Ferro Corp.	1,541,680	16,881
	A Schulman Inc.	488,803	15,871
*	Clearwater Paper Corp.	327,381	15,465
	Calgon Carbon Corp.	943,025	14,692
	Stepan Co.	351,650	14,632
	Globe Specialty Metals Inc.	1,167,737	14,165
	Innophos Holdings Inc.	340,580	13,501
	Aceto Corp.	489,451	13,435
	Hecla Mining Co.	6,818,530	13,433
	PH Glatfelter Co.	776,013	13,363
^	US Silica Holdings Inc.	946,093	13,330
	Deltic Timber Corp.	200,921	12,017
*	Univar Inc.	610,820	11,086
*	Resolute Forest Products Inc.	1,171,255	9,733
	SunCoke Energy Inc.	1,126,356	8,763
*	Kraton Performance Polymers Inc.	487,112	8,719
	Haynes International Inc.	218,357	8,263
*,^ AK Steel Holding Corp.		3,028,688	7,299
	Koppers Holdings Inc.	340,761	6,873
^	Peabody Energy Corp.	4,953,308	6,836
*	Coeur Mining Inc.	2,410,086	6,796
	Tredegar Corp.	454,448	5,944
	Hawkins Inc.	151,862	5,847
^	Cliffs Natural Resources Inc.	2,340,663	5,711
	American Vanguard Corp.	484,761	5,604
*	Intrepid Potash Inc.	1,001,334	5,547
*	Veritiv Corp.	146,119	5,441
*	LSB Industries Inc.	340,485	5,216
	Wausau Paper Corp.	768,720	4,920
*,^ AgroFresh Solutions Inc.		598,300	4,751
	Tronox Ltd. Class A	1,063,072	4,646
	Rayonier Advanced Materials Inc.	756,011	4,627
*	OMNOVA Solutions Inc.	758,640	4,203
*	Real Industry Inc.	460,162	4,059
*,^ Westmoreland Coal Co.		284,715	4,012
*	Century Aluminum Co.	861,083	3,961
	Chase Corp.	100,230	3,948
	FutureFuel Corp.	397,056	3,923
*,^ Senomyx Inc.		780,100	3,479
*,^ Horsehead Holding Corp.		989,542	3,008
*,^ Cloud Peak Energy Inc.		1,104,456	2,905
	KMG Chemicals Inc.	148,750	2,869
	Kronos Worldwide Inc.	453,713	2,818
	Rentech Inc.	401,469	2,248
	Gold Resource Corp.	829,570	2,099
	Olympic Steel Inc.	171,066	1,702

	Ampco-Pittsburgh Corp.	148,604	1,621
*,^ Uranium Energy Corp.		1,603,541	1,604
	Synalloy Corp.	162,094	1,485
*	Fairmount Santrol Holdings Inc.	535,534	1,446
^	Hallador Energy Co.	206,031	1,432
*	Codexis Inc.	413,306	1,401
^	Arch Coal Inc.	379,939	1,254
*	Universal Stainless & Alloy Products Inc.	113,899	1,205
*	Northern Technologies International Corp.	62,556	975
*	Ryerson Holding Corp.	128,702	676
*,^ Comstock Mining Inc.		1,073,793	666
*,^ Marrone Bio Innovations Inc.		288,282	608
	Friedman Industries Inc.	86,825	521
	United-Guardian Inc.	22,724	409
*,^ Uranium Resources Inc.		420,646	337
*	General Moly Inc.	1,063,551	307
*	Dynasil Corp. of America	158,073	307
	Empire Resources Inc.	78,065	304
*	Noranda Aluminum Holding Corp.	175,056	287
*	NL Industries Inc.	92,843	278
*	Solitario Exploration & Royalty Corp.	537,224	242
*,^ Uni-Pixel Inc.		197,660	210
*,^ Golden Minerals Co.		688,429	184
*,^ Paramount Gold Nevada Corp.		114,323	131
*,^ Metabolix Inc.		83,374	115
*	Centrus Energy Corp. Class A	32,192	99
*	Ikonics Corp.	6,410	76
*	Mines Management Inc.	186,423	48
*	Pershing Gold Corp.	6,447	25
*	TOR Minerals International Inc.	2,580	13
*	Finjan Holdings Inc.	6,800	11
			8,632,872
Consumer Goods (10.2%)
	Procter & Gamble Co.	48,343,816	3,477,854
	Coca-Cola Co.	69,794,460	2,800,154
	PepsiCo Inc.	26,188,893	2,469,613
	Philip Morris International Inc.	27,609,146	2,190,234
	Altria Group Inc.	34,945,437	1,901,032
	NIKE Inc. Class B	12,078,581	1,485,303
	Mondelez International Inc. Class A	27,272,234	1,141,888
	Colgate-Palmolive Co.	16,038,115	1,017,779
	Ford Motor Co.	69,441,460	942,321
	Kraft Heinz Co.	10,807,505	762,794
	General Motors Co.	25,400,286	762,517
	Monsanto Co.	8,337,237	711,500
	Kimberly-Clark Corp.	6,488,807	707,540
	Reynolds American Inc.	15,277,753	676,346
	General Mills Inc.	10,650,972	597,839
	Johnson Controls Inc.	11,661,746	482,330
	Archer-Daniels-Midland Co.	10,846,528	449,589
*,^ Tesla Motors Inc.		1,740,366	432,307
	VF Corp.	6,062,002	413,489
	Delphi Automotive plc	5,067,443	385,328
*	Monster Beverage Corp.	2,727,709	368,623
	Constellation Brands Inc. Class A	2,907,418	364,038
*	Electronic Arts Inc.	5,274,191	357,326
	Estee Lauder Cos. Inc. Class A	4,021,643	324,466

ConAgra Foods Inc.	7,685,984	311,359
* Under Armour Inc. Class A	3,204,448	310,127
Kellogg Co.	4,385,636	291,864
Activision Blizzard Inc.	9,089,035	280,760
Dr Pepper Snapple Group Inc.	3,382,646	267,398
Clorox Co.	2,298,854	265,587
Stanley Black & Decker Inc.	2,727,007	264,465
Mead Johnson Nutrition Co.	3,606,663	253,909
Tyson Foods Inc. Class A	5,414,743	233,375
Hershey Co.	2,538,628	233,249
JM Smucker Co.	2,038,996	232,629
Molson Coors Brewing Co. Class B	2,607,770	216,497
Genuine Parts Co.	2,561,446	212,318
Hanesbrands Inc.	7,164,080	207,328
Whirlpool Corp.	1,397,159	205,746
* Mohawk Industries Inc.	1,119,770	203,563
Harley-Davidson Inc.	3,665,344	201,227
Church & Dwight Co. Inc.	2,327,351	195,265
Newell Rubbermaid Inc.	4,771,951	189,494
DR Horton Inc.	6,200,479	182,046
Brown-Forman Corp. Class B	1,875,165	181,704
Bunge Ltd.	2,429,700	178,097
Coca-Cola Enterprises Inc.	3,663,909	177,150
* Jarden Corp.	3,573,106	174,653
Campbell Soup Co.	3,331,759	168,854
BorgWarner Inc.	4,026,604	167,466
McCormick & Co. Inc.	1,943,620	159,727
Snap-on Inc.	1,031,867	155,750
PVH Corp.	1,469,462	149,797
Lear Corp.	1,369,739	149,000
Hormel Foods Corp.	2,345,622	148,501
Hasbro Inc.	2,003,750	144,551
Lennar Corp. Class A	2,990,700	143,942
Coach Inc.	4,912,845	142,129
Goodyear Tire & Rubber Co.	4,795,192	140,643
* LKQ Corp.	4,883,252	138,489
* Michael Kors Holdings Ltd.	3,273,045	138,253
Polaris Industries Inc.	1,120,662	134,334
Mattel Inc.	6,034,962	127,096
Ralph Lauren Corp. Class A	1,072,572	126,735
* WhiteWave Foods Co. Class A	3,134,436	125,848
Harman International Industries Inc.	1,267,701	121,687
Leucadia National Corp.	5,508,913	111,611
Ingredion Inc.	1,264,068	110,366
* Middleby Corp.	1,019,584	107,250
Keurig Green Mountain Inc.	2,056,165	107,208
PulteGroup Inc.	5,673,773	107,064
* WABCO Holdings Inc.	983,835	103,135
* Skechers U.S.A. Inc. Class A	759,508	101,835
* NVR Inc.	64,719	98,711
* Toll Brothers Inc.	2,813,823	96,345
Leggett & Platt Inc.	2,316,975	95,575
* Hain Celestial Group Inc.	1,819,623	93,893
* Edgewell Personal Care Co.	1,104,292	90,110
* lululemon athletica Inc.	1,753,285	88,804
Pinnacle Foods Inc.	2,067,849	86,602
Carter's Inc.	885,375	80,250

*	Tempur Sealy International Inc.	1,103,010	78,788
	Brunswick Corp.	1,637,757	78,432
	Flowers Foods Inc.	3,161,688	78,220
	Gentex Corp.	4,920,193	76,263
*	Visteon Corp.	715,057	72,392
*	Post Holdings Inc.	1,079,771	63,814
*,^ Herbalife Ltd.		1,152,536	62,813
*	TreeHouse Foods Inc.	724,857	56,387
	Pool Corp.	719,616	52,028
*	Vista Outdoor Inc.	1,124,263	49,951
	Scotts Miracle-Gro Co. Class A	812,279	49,403
	Dana Holding Corp.	2,918,075	46,339
*	Tenneco Inc.	1,018,917	45,617
*	Helen of Troy Ltd.	507,886	45,354
	Thor Industries Inc.	852,774	44,174
*	Kate Spade & Co.	2,263,738	43,260
*,^ GoPro Inc. Class A		1,385,537	43,256
	Energizer Holdings Inc.	1,108,074	42,894
	Nu Skin Enterprises Inc. Class A	1,037,277	42,819
	Snyder's-Lance Inc.	1,256,099	42,368
*	G-III Apparel Group Ltd.	675,459	41,649
*	Fossil Group Inc.	736,762	41,170
*	Take-Two Interactive Software Inc.	1,432,489	41,155
	Cooper Tire & Rubber Co.	1,030,404	40,711
	Spectrum Brands Holdings Inc.	418,471	38,294
	Wolverine World Wide Inc.	1,733,889	37,521
	B&G Foods Inc.	1,023,467	37,305
	Tupperware Brands Corp.	750,624	37,148
	Vector Group Ltd.	1,639,447	37,068
*	Steven Madden Ltd.	1,011,178	37,029
	Lancaster Colony Corp.	348,216	33,944
	HNI Corp.	786,163	33,726
*	TRI Pointe Group Inc.	2,554,374	33,437
	Coty Inc. Class A	1,234,732	33,412
*	Deckers Outdoor Corp.	574,499	33,355
*	Darling Ingredients Inc.	2,923,144	32,856
	Ryland Group Inc.	799,816	32,657
*	Boston Beer Co. Inc. Class A	153,599	32,350
	J&J Snack Foods Corp.	267,844	30,443
*	Zynga Inc. Class A	13,274,540	30,266
	Herman Miller Inc.	1,044,491	30,123
	Columbia Sportswear Co.	501,832	29,503
*,^ Fitbit Inc.		759,991	28,644
*	Gentherm Inc.	636,623	28,597
	Dean Foods Co.	1,673,997	27,654
^	Cal-Maine Foods Inc.	502,558	27,445
*,^ Dorman Products Inc.		533,591	27,154
*	Meritage Homes Corp.	711,562	25,986
	Steelcase Inc. Class A	1,409,519	25,949
*	American Axle & Manufacturing Holdings Inc.	1,278,018	25,484
	Avon Products Inc.	7,744,429	25,169
	Interface Inc. Class A	1,116,972	25,065
	Fresh Del Monte Produce Inc.	632,175	24,977
	La-Z-Boy Inc.	913,849	24,272
^	Pilgrim's Pride Corp.	1,147,389	23,843
	Sanderson Farms Inc.	339,132	23,254
	WD-40 Co.	248,130	22,101

	Drew Industries Inc.	402,858	22,000
	KB Home	1,603,000	21,721
*	Standard Pacific Corp.	2,686,245	21,490
*	Select Comfort Corp.	911,367	19,941
	Oxford Industries Inc.	260,570	19,251
	Universal Corp.	380,570	18,865
	Schweitzer-Mauduit International Inc.	529,222	18,195
	Knoll Inc.	810,394	17,812
*	Tumi Holdings Inc.	1,010,138	17,799
	MDC Holdings Inc.	671,580	17,582
*	Crocs Inc.	1,320,088	17,062
	Andersons Inc.	480,129	16,353
	Coca-Cola Bottling Co. Consolidated	82,726	15,998
*	Seaboard Corp.	5,134	15,808
*,^ Wayfair Inc.		438,319	15,367
	Remy International Inc.	516,171	15,098
*	TiVo Inc.	1,740,563	15,073
*	Cooper-Standard Holding Inc.	258,028	14,966
*	Diamond Foods Inc.	483,710	14,927
	Briggs & Stratton Corp.	747,396	14,432
*	iRobot Corp.	489,444	14,262
*	ACCO Brands Corp.	1,980,908	14,005
*	USANA Health Sciences Inc.	101,889	13,656
	Nutrisystem Inc.	512,121	13,581
*	Blue Buffalo Pet Products Inc.	691,804	12,390
	Ethan Allen Interiors Inc.	460,209	12,154
	Standard Motor Products Inc.	344,987	12,033
	Libbey Inc.	365,542	11,920
	Callaway Golf Co.	1,372,265	11,458
^	Tootsie Roll Industries Inc.	357,958	11,201
*	Universal Electronics Inc.	265,058	11,140
*	Iconix Brand Group Inc.	811,821	10,976
*	Taylor Morrison Home Corp. Class A	586,912	10,952
	Calavo Growers Inc.	244,744	10,925
	Lennar Corp. Class B	270,198	10,700
*	Cavco Industries Inc.	154,960	10,551
*	Motorcar Parts of America Inc.	318,369	9,978
*	M/I Homes Inc.	417,578	9,847
*	Beazer Homes USA Inc.	712,102	9,492
	Winnebago Industries Inc.	471,633	9,032
	Phibro Animal Health Corp. Class A	279,720	8,848
*	DTS Inc.	327,606	8,747
*,^ Boulder Brands Inc.		1,026,090	8,404
*	Tower International Inc.	348,461	8,279
*	Glu Mobile Inc.	1,880,352	8,217
*	Unifi Inc.	272,402	8,120
	Movado Group Inc.	310,748	8,027
	National Presto Industries Inc.	94,028	7,923
*	Nautilus Inc.	526,721	7,901
	Superior Industries International Inc.	419,432	7,835
	Inter Parfums Inc.	313,326	7,774
	John B Sanfilippo & Son Inc.	150,542	7,717
*,^ LGI Homes Inc.		283,214	7,701
*	RealD Inc.	800,897	7,697
*	William Lyon Homes Class A	364,318	7,505
*	Central Garden & Pet Co. Class A	450,283	7,254
*	WCI Communities Inc.	307,837	6,966

*,^ Eastman Kodak Co.		444,483	6,943
*	Modine Manufacturing Co.	854,773	6,727
*	Revlon Inc. Class A	214,270	6,310
*	Omega Protein Corp.	368,871	6,260
*	Century Communities Inc.	315,352	6,260
*,^ Sequential Brands Group Inc.		418,365	6,054
*	National Beverage Corp.	192,857	5,927
*	Fox Factory Holding Corp.	336,731	5,677
*	Medifast Inc.	197,637	5,309
	Titan International Inc.	795,454	5,258
	Culp Inc.	161,373	5,175
*	Stoneridge Inc.	419,204	5,173
*	Central Garden & Pet Co.	333,932	5,166
	Arctic Cat Inc.	225,505	5,002
*,^ Elizabeth Arden Inc.		427,797	5,001
	Bassett Furniture Industries Inc.	177,901	4,955
*	Blount International Inc.	865,771	4,822
	Kimball International Inc. Class B	493,538	4,669
*	Perry Ellis International Inc.	208,575	4,580
	Metaldyne Performance Group Inc.	214,812	4,513
*	Vera Bradley Inc.	357,670	4,510
	Hooker Furniture Corp.	185,294	4,362
*	Malibu Boats Inc. Class A	309,834	4,332
*,^ Jamba Inc.		293,398	4,181
*	Federal-Mogul Holdings Corp.	587,232	4,011
	Strattec Security Corp.	60,661	3,825
	Orchids Paper Products Co.	146,324	3,819
*,^ Freshpet Inc.		352,343	3,700
*,^ Hovnanian Enterprises Inc. Class A		2,033,036	3,598
*	Nutraceutical International Corp.	147,820	3,490
	Flexsteel Industries Inc.	110,679	3,459
*,^ JAKKS Pacific Inc.		401,411	3,420
*	ZAGG Inc.	500,070	3,395
*	Lipocine Inc.	272,848	3,228
	Superior Uniform Group Inc.	178,068	3,193
*,^ Amplify Snack Brands Inc.		285,696	3,060
	Weyco Group Inc.	112,378	3,039
^	Limoneira Co.	179,488	3,003
*	Alliance One International Inc.	146,469	2,985
*	Inventure Foods Inc.	329,041	2,922
	MGP Ingredients Inc.	176,835	2,831
*	Black Diamond Inc.	443,664	2,786
*	Seneca Foods Corp. Class A	99,386	2,619
*	Farmer Bros Co.	94,199	2,567
*	Cherokee Inc.	159,726	2,479
*	Core Molding Technologies Inc.	125,796	2,321
*	Primo Water Corp.	302,815	2,286
	Escalade Inc.	141,344	2,233
	Rocky Brands Inc.	154,882	2,198
	Oil-Dri Corp. of America	95,357	2,184
*	Dixie Group Inc.	252,380	2,110
	Lifetime Brands Inc.	148,347	2,074
*	New Home Co. Inc.	157,021	2,033
	Alico Inc.	47,911	1,945
	Nature's Sunshine Products Inc.	160,581	1,924
*	Delta Apparel Inc.	107,552	1,896
*	Skullcandy Inc.	334,901	1,852

*	Fenix Parts Inc.	243,497	1,627
	A-Mark Precious Metals Inc.	135,994	1,572
*	Lakeland Industries Inc.	111,042	1,542
	Johnson Outdoors Inc. Class A	69,364	1,464
*	MCBC Holdings Inc.	111,786	1,449
	Crown Crafts Inc.	176,379	1,448
*,^ Vuzix Corp.		279,152	1,304
*	Lifevantage Corp.	1,529,892	1,255
	LS Starrett Co. Class A	95,823	1,158
	Marine Products Corp.	166,467	1,155
*	Fuel Systems Solutions Inc.	239,103	1,155
*	Craft Brew Alliance Inc.	143,568	1,144
*	Shiloh Industries Inc.	128,722	1,043
*	Lifeway Foods Inc.	95,840	1,004
*	Vince Holding Corp.	287,634	987
*	Castle Brands Inc.	720,660	951
*	LeapFrog Enterprises Inc.	1,202,231	858
*	Blyth Inc.	141,026	842
*	LoJack Corp.	276,852	803
	Rocky Mountain Chocolate Factory Inc.	65,992	742
*	Stanley Furniture Co. Inc.	230,972	681
*,^ Reed's Inc.		146,919	671
*,^ S&W Seed Co.		145,557	670
*,^ Female Health Co.		415,043	656
*	Tandy Leather Factory Inc.	77,119	574
*	Mannatech Inc.	30,000	569
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		469,988	517
	Kewaunee Scientific Corp.	28,882	472
*	US Auto Parts Network Inc.	236,188	444
*,^ Nova Lifestyle Inc.		171,576	391
*	Coffee Holding Co. Inc.	96,178	378
	Acme United Corp.	20,357	345
*,^ Alpha Pro Tech Ltd.		169,806	338
*,^ DS Healthcare Group Inc.		134,057	335
*	Charles & Colvard Ltd.	233,777	304
*	Joe's Jeans Inc.	839,567	302
*	Summer Infant Inc.	163,915	282
*,^ Clean Diesel Technologies Inc.		174,532	267
*	RiceBran Technologies	114,553	255
	Emerson Radio Corp.	183,685	224
*,^ American Apparel Inc.		1,996,100	222
*	Skyline Corp.	72,991	210
*	P&F Industries Inc. Class A	16,709	162
*	Tofutti Brands Inc.	34,800	161
	Griffin Industrial Realty Inc.	5,822	144
*	Cyanotech Corp.	23,066	138
*,^ Comstock Holding Cos. Inc. Class A		32,469	115
*	Natural Alternatives International Inc.	17,720	111
*	Reliv International Inc.	134,178	97
*,^ Rock Creek Pharmaceuticals Inc.		101,436	83
*	CCA Industries Inc.	27,573	79
*	Willamette Valley Vineyards Inc.	11,015	74
	Compx International Inc.	5,846	64
*,^ Ceres Inc.		55,918	61
*	CTI Industries Corp.	11,946	45
	Golden Enterprises Inc.	9,731	40
*	Crystal Rock Holdings Inc.	60,150	37

*	Unique Fabricating Inc.	3,223	36
*	Hovnanian Enterprises Inc. Class B	19,300	34
*	Koss Corp.	12,072	27
*	Ocean Bio-Chem Inc.	9,942	26
*	Virco Manufacturing Corp.	1,791	5
			37,997,577
Consumer Services (14.0%)
*	Amazon.com Inc.	6,667,227	3,412,887
	Walt Disney Co.	27,069,460	2,766,499
	Home Depot Inc.	22,892,828	2,643,893
	Comcast Corp. Class A	39,126,385	2,225,509
	CVS Health Corp.	19,863,472	1,916,428
	Wal-Mart Stores Inc.	25,832,914	1,675,006
	McDonald's Corp.	16,779,982	1,653,332
	Starbucks Corp.	25,123,843	1,428,039
	Walgreens Boots Alliance Inc.	15,573,181	1,294,131
	Lowe's Cos. Inc.	16,621,327	1,145,542
	Costco Wholesale Corp.	7,831,257	1,132,165
*	Priceline Group Inc.	903,358	1,117,327
	Time Warner Inc.	13,804,143	949,035
	Time Warner Cable Inc.	5,041,697	904,329
	Target Corp.	11,201,962	881,146
	TJX Cos. Inc.	11,519,279	822,707
	Twenty-First Century Fox Inc. Class A	29,348,958	791,835
	McKesson Corp.	4,141,387	766,281
*	Netflix Inc.	7,183,134	741,730
	Delta Air Lines Inc.	14,179,772	636,246
	Yum! Brands Inc.	7,680,921	614,090
	Kroger Co.	16,434,884	592,806
*	eBay Inc.	19,537,312	477,492
	American Airlines Group Inc.	11,971,470	464,852
	Cardinal Health Inc.	5,831,934	448,009
	Southwest Airlines Co.	11,747,444	446,873
*	O'Reilly Automotive Inc.	1,681,575	420,394
*	Chipotle Mexican Grill Inc. Class A	554,371	399,286
	L Brands Inc.	4,419,711	398,349
*	AutoZone Inc.	549,379	397,657
	Sysco Corp.	9,923,440	386,716
	Carnival Corp.	7,394,491	367,506
*	United Continental Holdings Inc.	6,805,770	361,046
	Dollar General Corp.	4,982,525	360,934
	Ross Stores Inc.	7,328,446	355,210
	AmerisourceBergen Corp. Class A	3,657,476	347,424
	Macy's Inc.	5,993,624	307,593
	CBS Corp. Class B	7,661,317	305,687
	Omnicom Group Inc.	4,320,719	284,735
	Royal Caribbean Cruises Ltd.	3,132,496	279,074
	Viacom Inc. Class B	6,365,433	274,668
	Comcast Corp. Special Class A	4,790,927	274,233
	Las Vegas Sands Corp.	7,103,939	269,737
*	Dollar Tree Inc.	3,969,776	264,625
*	Nielsen Holdings plc	5,898,339	262,299
	Advance Auto Parts Inc.	1,303,439	247,041
*,^ Charter Communications Inc. Class A		1,296,391	227,970
	Hilton Worldwide Holdings Inc.	9,663,581	221,683
*	DISH Network Corp. Class A	3,799,024	221,635
*	CarMax Inc.	3,702,449	219,629

Marriott International Inc. Class A	3,093,821	210,999
Expedia Inc.	1,760,389	207,163
Tractor Supply Co.	2,415,569	203,681
* Liberty Interactive Corp. QVC Group Class A	7,686,588	201,619
Whole Foods Market Inc.	6,368,109	201,551
Starwood Hotels & Resorts Worldwide Inc.	3,029,708	201,415
Best Buy Co. Inc.	5,339,848	198,215
Signet Jewelers Ltd.	1,427,100	194,271
Nordstrom Inc.	2,542,544	182,326
Alaska Air Group Inc.	2,265,424	179,988
Foot Locker Inc.	2,477,278	178,290
^ H&R Block Inc.	4,905,616	177,583
* Ulta Salon Cosmetics & Fragrance Inc.	1,082,579	176,839
* Bed Bath & Beyond Inc.	2,862,708	163,232
Kohl's Corp.	3,346,790	154,990
* Norwegian Cruise Line Holdings Ltd.	2,648,342	151,750
Wyndham Worldwide Corp.	2,096,493	150,738
Tiffany & Co.	1,950,533	150,620
* MGM Resorts International	8,020,372	147,976
* JetBlue Airways Corp.	5,594,787	144,178
* Sirius XM Holdings Inc.	37,797,814	141,364
Darden Restaurants Inc.	2,034,763	139,463
Interpublic Group of Cos. Inc.	7,272,795	139,129
* IHS Inc. Class A	1,158,637	134,402
Staples Inc.	11,441,644	134,210
* TripAdvisor Inc.	1,985,748	125,142
* Hertz Global Holdings Inc.	7,314,450	122,371
Cablevision Systems Corp. Class A	3,756,668	121,979
Aramark	4,025,256	119,309
* Liberty Media Corp.	3,385,132	116,652
Gap Inc.	4,089,714	116,557
* Discovery Communications Inc.	4,723,190	114,726
Williams-Sonoma Inc.	1,462,251	111,643
FactSet Research Systems Inc.	696,459	111,301
* Rite Aid Corp.	18,068,567	109,676
News Corp. Class A	8,543,921	107,824
Domino's Pizza Inc.	974,162	105,122
Service Corp. International	3,420,593	92,698
TEGNA Inc.	4,019,200	89,990
KAR Auction Services Inc.	2,504,518	88,910
* Panera Bread Co. Class A	432,647	83,678
Dunkin' Brands Group Inc.	1,706,779	83,632
Dick's Sporting Goods Inc.	1,670,391	82,868
* AutoNation Inc.	1,407,512	81,889
* Avis Budget Group Inc.	1,838,585	80,309
* Madison Square Garden Co. Class A	1,109,587	80,046
* AMC Networks Inc. Class A	1,076,697	78,782
^ GameStop Corp. Class A	1,895,502	78,114
Wynn Resorts Ltd.	1,445,490	76,784
* Pandora Media Inc.	3,585,630	76,517
* VCA Inc.	1,380,912	72,705
Casey's General Stores Inc.	689,487	70,962
Dun & Bradstreet Corp.	641,182	67,324
Vail Resorts Inc.	640,158	67,012
* Discovery Communications Inc. Class A	2,571,193	66,928
* Copart Inc.	2,022,794	66,550
* Sally Beauty Holdings Inc.	2,787,238	66,197

	Sabre Corp.	2,430,202	66,053
	Scripps Networks Interactive Inc. Class A	1,342,020	66,014
*	Buffalo Wild Wings Inc.	336,831	65,153
*	Burlington Stores Inc.	1,273,284	64,988
*	ServiceMaster Global Holdings Inc.	1,909,429	64,061
*	Restoration Hardware Holdings Inc.	676,037	63,081
	Lions Gate Entertainment Corp.	1,707,817	62,848
*	Office Depot Inc.	9,712,940	62,357
^	Cracker Barrel Old Country Store Inc.	419,604	61,799
	GNC Holdings Inc. Class A	1,528,489	61,782
*	Spirit Airlines Inc.	1,295,195	61,263
*	Live Nation Entertainment Inc.	2,500,183	60,104
	Cinemark Holdings Inc.	1,839,512	59,766
*	Liberty Media Corp. Class A	1,651,506	58,992
*	Starz	1,549,065	57,842
	Brinker International Inc.	1,093,977	57,620
	Six Flags Entertainment Corp.	1,246,463	57,063
	Allegiant Travel Co. Class A	243,546	52,667
	Tribune Media Co. Class A	1,442,695	51,360
	Jack in the Box Inc.	665,606	51,278
*	Urban Outfitters Inc.	1,660,252	48,778
	American Eagle Outfitters Inc.	3,111,721	48,636
	Rollins Inc.	1,785,375	47,973
	Aaron's Inc.	1,307,527	47,215
	Graham Holdings Co. Class B	81,658	47,117
	John Wiley & Sons Inc. Class A	941,767	47,117
*	Sprouts Farmers Market Inc.	2,179,051	45,978
*,^ JC Penney Co. Inc.		4,871,412	45,255
*	Bright Horizons Family Solutions Inc.	696,955	44,772
*	Murphy USA Inc.	808,236	44,413
*,^ SolarCity Corp.		1,036,527	44,270
	Big Lots Inc.	919,968	44,085
	CST Brands Inc.	1,279,368	43,064
	Lithia Motors Inc. Class A	396,108	42,823
	Cheesecake Factory Inc.	782,859	42,243
*	Houghton Mifflin Harcourt Co.	2,077,570	42,195
	AMERCO	106,962	42,086
*	United Natural Foods Inc.	841,255	40,809
	Texas Roadhouse Inc. Class A	1,095,938	40,769
*	Ascena Retail Group Inc.	2,928,794	40,740
*	HomeAway Inc.	1,532,325	40,668
*	Cabela's Inc.	880,171	40,136
	Chico's FAS Inc.	2,479,096	38,996
*	Cable One Inc.	90,772	38,072
	Chemed Corp.	283,124	37,789
	Bloomin' Brands Inc.	2,053,097	37,325
	Dillard's Inc. Class A	426,661	37,286
	Wendy's Co.	4,272,989	36,961
	Men's Wearhouse Inc.	853,861	36,306
	Papa John's International Inc.	528,733	36,208
	Monro Muffler Brake Inc.	531,591	35,909
*	Asbury Automotive Group Inc.	436,542	35,425
	Sotheby's	1,095,110	35,022
	Penske Automotive Group Inc.	721,727	34,960
*	Pinnacle Entertainment Inc.	1,010,316	34,189
	DSW Inc. Class A	1,335,479	33,801
*	SUPERVALU Inc.	4,695,029	33,710

	Time Inc.	1,731,979	32,994
	Group 1 Automotive Inc.	380,773	32,423
	HSN Inc.	557,880	31,933
	Churchill Downs Inc.	236,148	31,599
*	Grand Canyon Education Inc.	820,810	31,183
*	Five Below Inc.	921,825	30,955
	Sinclair Broadcast Group Inc. Class A	1,209,888	30,634
	Gannett Co. Inc.	2,038,660	30,029
*	Michaels Cos. Inc.	1,294,282	29,898
	Choice Hotels International Inc.	618,463	29,470
	DeVry Education Group Inc.	1,076,952	29,304
*	Beacon Roofing Supply Inc.	875,879	28,457
	Dolby Laboratories Inc. Class A	866,217	28,239
	Meredith Corp.	660,200	28,111
	New York Times Co. Class A	2,360,506	27,878
*	comScore Inc.	603,311	27,843
	DineEquity Inc.	299,405	27,443
	Matthews International Corp. Class A	559,669	27,407
	Morningstar Inc.	340,195	27,304
*	Hyatt Hotels Corp. Class A	577,057	27,179
*,^ Groupon Inc. Class A		8,280,242	26,994
	PriceSmart Inc.	345,669	26,734
	Abercrombie & Fitch Co.	1,249,546	26,478
	Hillenbrand Inc.	1,006,037	26,167
*	Express Inc.	1,449,199	25,897
*	Acxiom Corp.	1,307,614	25,838
	Regal Entertainment Group Class A	1,374,317	25,686
	Core-Mark Holding Co. Inc.	389,833	25,515
*	GrubHub Inc.	1,048,203	25,513
*	La Quinta Holdings Inc.	1,607,451	25,366
	Marriott Vacations Worldwide Corp.	372,098	25,355
*,^ Yelp Inc. Class A		1,167,239	25,282
*	WebMD Health Corp.	631,266	25,150
	Nexstar Broadcasting Group Inc. Class A	526,632	24,936
*	Popeyes Louisiana Kitchen Inc.	405,715	22,866
*	Genesco Inc.	398,758	22,757
	Caleres Inc.	739,740	22,584
	Guess? Inc.	1,054,912	22,533
*	Media General Inc.	1,602,373	22,417
	SeaWorld Entertainment Inc.	1,236,367	22,020
*	Fiesta Restaurant Group Inc.	482,800	21,905
*,^ DreamWorks Animation SKG Inc. Class A		1,254,154	21,885
	Extended Stay America Inc.	1,303,478	21,872
*	Boyd Gaming Corp.	1,339,720	21,837
	Rent-A-Center Inc.	888,772	21,553
*	Shutterfly Inc.	584,660	20,902
*	Penn National Gaming Inc.	1,236,998	20,757
	ClubCorp Holdings Inc.	965,946	20,729
	Children's Place Inc.	354,085	20,420
*	Hawaiian Holdings Inc.	820,819	20,258
	Sonic Corp.	880,481	20,207
*	Stamps.com Inc.	262,645	19,438
^	Buckle Inc.	509,319	18,830
*	Red Robin Gourmet Burgers Inc.	247,330	18,733
*	Diplomat Pharmacy Inc.	641,793	18,439
*	Diamond Resorts International Inc.	787,234	18,413
	EW Scripps Co. Class A	1,013,553	17,909

*	Apollo Education Group Inc.	1,593,984	17,629
*	zulily Inc. Class A	1,008,376	17,546
*	Vitamin Shoppe Inc.	534,576	17,449
*	Fresh Market Inc.	770,786	17,412
	Scholastic Corp.	442,834	17,253
	Bob Evans Farms Inc.	386,213	16,742
	SpartanNash Co.	646,734	16,718
*	Dave & Buster's Entertainment Inc.	439,295	16,619
*	Krispy Kreme Doughnuts Inc.	1,134,906	16,604
*	Denny's Corp.	1,501,625	16,563
	Finish Line Inc. Class A	844,899	16,307
*	Rush Enterprises Inc. Class A	665,873	16,114
*	Belmond Ltd. Class A	1,552,267	15,693
	Cato Corp. Class A	454,332	15,461
*	Hibbett Sports Inc.	437,014	15,300
	International Speedway Corp. Class A	475,001	15,067
	SkyWest Inc.	867,321	14,467
*,^ Mattress Firm Holding Corp.		342,006	14,282
*	Gray Television Inc.	1,106,767	14,122
	Barnes & Noble Inc.	1,154,605	13,982
*	Steiner Leisure Ltd.	221,003	13,963
	MDC Partners Inc. Class A	756,921	13,950
*	BJ's Restaurants Inc.	322,067	13,859
*	Constant Contact Inc.	566,234	13,726
	National CineMedia Inc.	1,017,570	13,656
*,^ Zoe's Kitchen Inc.		345,619	13,649
*	Caesars Acquisition Co. Class A	1,867,305	13,258
	Interval Leisure Group Inc.	689,338	12,656
	New Media Investment Group Inc.	792,690	12,255
	Sonic Automotive Inc. Class A	586,768	11,982
	Ingles Markets Inc. Class A	241,920	11,571
*	Pep Boys-Manny Moe & Jack	920,952	11,226
*,^ Virgin America Inc.		318,317	10,896
*	Bankrate Inc.	1,045,421	10,820
*,^ Conn's Inc.		448,679	10,786
*,^ Sears Holdings Corp.		471,011	10,645
	Pier 1 Imports Inc.	1,542,514	10,643
*	Regis Corp.	788,557	10,330
*	FTD Cos. Inc.	342,200	10,198
*	Strayer Education Inc.	181,526	9,978
*	Providence Service Corp.	225,623	9,833
*,^ Scientific Games Corp. Class A		927,620	9,694
	Ruth's Hospitality Group Inc.	592,146	9,616
	Capella Education Co.	192,574	9,536
	AMC Entertainment Holdings Inc.	372,794	9,391
^	World Wrestling Entertainment Inc. Class A	555,022	9,380
*,^ Lands' End Inc.		346,610	9,362
*	Global Eagle Entertainment Inc.	797,366	9,154
*	Francesca's Holdings Corp.	742,037	9,075
*,^ Coupons.com Inc.		991,467	8,923
	Weis Markets Inc.	210,928	8,806
*	American Public Education Inc.	363,048	8,513
*,^ Shake Shack Inc. Class A		175,805	8,333
*	Carmike Cinemas Inc.	409,147	8,220
*	Barnes & Noble Education Inc.	628,896	7,993
*	Smart & Final Stores Inc.	505,061	7,935
	Haverty Furniture Cos. Inc.	334,701	7,859

*	Rubicon Project Inc.	531,979	7,730
*	Chuy's Holdings Inc.	270,215	7,674
	Fred's Inc. Class A	633,031	7,501
*	Isle of Capri Casinos Inc.	425,720	7,425
*,^ Tile Shop Holdings Inc.		614,875	7,366
*	Biglari Holdings Inc.	19,966	7,302
	Entravision Communications Corp. Class A	1,072,276	7,120
*	Blue Nile Inc.	211,426	7,091
*	Carrols Restaurant Group Inc.	580,909	6,913
*	Lindblad Expeditions Holdings Inc.	701,800	6,857
*	K12 Inc.	541,834	6,740
*	Party City Holdco Inc.	421,038	6,724
	Carriage Services Inc. Class A	310,852	6,711
*	Ruby Tuesday Inc.	1,014,933	6,303
*	MarineMax Inc.	445,688	6,298
	Citi Trends Inc.	268,452	6,276
*	SP Plus Corp.	267,762	6,199
	Shoe Carnival Inc.	257,837	6,137
*	Zumiez Inc.	392,083	6,128
*	Ascent Capital Group Inc. Class A	223,581	6,122
*,^ Caesars Entertainment Corp.		1,031,296	6,074
	Marcus Corp.	311,052	6,016
	Twenty-First Century Fox Inc.	218,046	5,903
*	XO Group Inc.	416,060	5,879
*,^ Lumber Liquidators Holdings Inc.		446,290	5,864
*,^ Chegg Inc.		812,223	5,856
*	Del Frisco's Restaurant Group Inc.	414,753	5,761
	Kirkland's Inc.	266,190	5,734
*,^ Clean Energy Fuels Corp.		1,230,533	5,537
*,^ Etsy Inc.		396,899	5,434
*	Avid Technology Inc.	681,928	5,428
	PetMed Express Inc.	336,217	5,413
	Stage Stores Inc.	535,584	5,270
*	Republic Airways Holdings Inc.	900,020	5,202
	Stein Mart Inc.	523,440	5,067
*,^ Sportsman's Warehouse Holdings Inc.		408,919	5,038
*	Chefs' Warehouse Inc.	354,144	5,015
*	RetailMeNot Inc.	608,172	5,011
*	Planet Fitness Inc. Class A	290,732	4,983
*,^ TrueCar Inc.		940,693	4,901
*	Clear Channel Outdoor Holdings Inc. Class A	680,697	4,853
*	Build-A-Bear Workshop Inc.	246,547	4,657
	News Corp. Class B	361,818	4,639
*	America's Car-Mart Inc.	139,832	4,627
*	Overstock.com Inc.	268,778	4,612
	Winmark Corp.	44,738	4,604
^	Natural Health Trends Corp.	132,597	4,333
*	Eldorado Resorts Inc.	471,674	4,255
*,^ Container Store Group Inc.		298,928	4,209
*	Boot Barn Holdings Inc.	227,062	4,185
*	Tuesday Morning Corp.	764,058	4,134
*	1-800-Flowers.com Inc. Class A	453,821	4,130
*	Career Education Corp.	1,091,634	4,105
	Journal Media Group Inc.	540,261	4,052
	Village Super Market Inc. Class A	169,481	4,001
*	Destination XL Group Inc.	687,306	3,993
	Speedway Motorsports Inc.	219,771	3,967

*,^ Angie's List Inc.		782,007	3,941
*,^ Habit Restaurants Inc. Class A		181,507	3,886
*,^ El Pollo Loco Holdings Inc.		357,116	3,850
*	Natural Grocers by Vitamin Cottage Inc.	167,179	3,793
*	Entercom Communications Corp. Class A	366,864	3,727
*	Daily Journal Corp.	19,399	3,612
	CSS Industries Inc.	135,894	3,579
*	Potbelly Corp.	324,379	3,571
*,^ Titan Machinery Inc.		310,341	3,563
^	Tribune Publishing Co.	454,395	3,562
*	Bravo Brio Restaurant Group Inc.	306,073	3,449
	Big 5 Sporting Goods Corp.	329,666	3,422
*	Reading International Inc. Class A	257,620	3,264
	Harte-Hanks Inc.	914,956	3,230
*	Autobytel Inc.	192,349	3,226
*,^ Weight Watchers International Inc.		498,331	3,179
*	Liquidity Services Inc.	428,471	3,166
*	Martha Stewart Living Omnimedia Inc. Class A	524,024	3,123
*	QuinStreet Inc.	543,218	3,015
*,^ TubeMogul Inc.		276,033	2,904
*	Wingstop Inc.	120,831	2,898
	Liberty Tax Inc.	121,848	2,838
*	Everyday Health Inc.	302,270	2,763
*	Monarch Casino & Resort Inc.	153,321	2,755
*	Intrawest Resorts Holdings Inc.	312,628	2,707
*,^ Papa Murphy's Holdings Inc.		183,322	2,691
*	Sizmek Inc.	422,373	2,530
*,^ Trupanion Inc.		333,826	2,520
*,^ Noodles & Co. Class A		177,981	2,520
*	Ollie's Bargain Outlet Holdings Inc.	154,924	2,505
*,^ Bojangles' Inc.		148,014	2,501
*	TechTarget Inc.	283,276	2,414
	Saga Communications Inc. Class A	70,337	2,364
*	West Marine Inc.	262,221	2,302
*	Red Lion Hotels Corp.	266,079	2,262
*	Kona Grill Inc.	143,064	2,253
*	Century Casinos Inc.	365,454	2,248
*	Bridgepoint Education Inc.	294,656	2,245
	Marchex Inc. Class B	550,813	2,220
	Destination Maternity Corp.	225,470	2,079
*	RCI Hospitality Holdings Inc.	189,648	1,976
*	Cumulus Media Inc. Class A	2,759,359	1,942
	Nathan's Famous Inc.	50,301	1,912
*	EVINE Live Inc.	726,523	1,903
*	Tilly's Inc. Class A	246,934	1,817
*	Sears Hometown and Outlet Stores Inc.	224,008	1,794
*	Lee Enterprises Inc.	827,248	1,721
*	Gaiam Inc. Class A	279,174	1,717
	Collectors Universe Inc.	113,601	1,713
*,^ Gordmans Stores Inc.		477,553	1,671
*	Townsquare Media Inc. Class A	169,934	1,660
*	Roundy's Inc.	692,704	1,607
*	PCM Inc.	177,713	1,607
	A H Belo Corp. Class A	322,464	1,590
*	RealNetworks Inc.	372,913	1,525
*	Luby's Inc.	296,431	1,473
*	Golden Entertainment Inc.	153,126	1,386

*	Morgans Hotel Group Co.	405,137	1,345
*	Famous Dave's of America Inc.	102,790	1,327
*,^ ITT Educational Services Inc.		384,143	1,318
*	Fogo De Chao Inc.	82,777	1,291
	Liberator Medical Holdings Inc.	519,440	1,221
*	Envivio Inc.	286,561	1,172
*	Cambium Learning Group Inc.	244,281	1,165
*,^ Empire Resorts Inc.		273,322	1,151
*	Radio One Inc.	538,531	1,147
*	Travelzoo Inc.	137,824	1,140
*,^ Digital Turbine Inc.		624,668	1,131
*,^ hhgregg Inc.		229,551	1,118
	Town Sports International Holdings Inc.	423,943	1,115
*	Rave Restaurant Group Inc.	127,880	1,091
*,^ Spark Networks Inc.		370,435	1,067
*	New York & Co. Inc.	425,060	1,054
	Wayside Technology Group Inc.	60,180	1,047
*	McClatchy Co. Class A	991,888	962
	Salem Media Group Inc. Class A	154,673	947
*	Care.com Inc.	181,196	931
*	Good Times Restaurants Inc.	146,243	914
*	Trans World Entertainment Corp.	221,396	835
^	Bon-Ton Stores Inc.	260,323	817
	TheStreet Inc.	477,535	797
*,^ Aeropostale Inc.		1,268,354	786
*	Christopher & Banks Corp.	655,885	728
*	Ignite Restaurant Group Inc.	132,916	643
*,^ YOU On Demand Holdings Inc.		325,761	629
*	Demand Media Inc.	147,814	616
*	Emmis Communications Corp. Class A	477,909	593
*	YuMe Inc.	212,988	552
*	Ambassadors Group Inc.	199,965	544
	bebe stores inc	566,914	533
*	CafePress Inc.	121,365	524
*,^ Cosi Inc.		495,609	506
*	MaxPoint Interactive Inc.	120,696	492
	National American University Holdings Inc.	175,287	491
*	Gaming Partners International Corp.	42,177	421
*,^ SFX Entertainment Inc.		806,457	411
*	ReachLocal Inc.	193,721	409
*	Diversified Restaurant Holdings Inc.	148,684	406
*,^ Fairway Group Holdings Corp.		340,880	358
*,^ Profire Energy Inc.		361,619	347
*	Books-A-Million Inc.	105,377	338
*	Dover Downs Gaming & Entertainment Inc.	339,612	338
*	PDI Inc.	177,317	317
	Peak Resorts Inc.	44,116	304
*	Spanish Broadcasting System Inc.	51,140	269
*	Pacific Sunwear of California Inc.	804,550	257
	Ark Restaurants Corp.	11,138	256
	Beasley Broadcast Group Inc. Class A	59,500	246
*	Insignia Systems Inc.	95,048	240
*,^ Remark Media Inc.		53,743	236
*	Full House Resorts Inc.	160,784	235
*,^ Viggle Inc.		203,922	167
*	Speed Commerce Inc.	811,944	158
*,^ LiveDeal Inc.		87,299	147

	Value Line Inc.	9,438	146
	Flanigan's Enterprises Inc.	5,074	142
*	Perfumania Holdings Inc.	31,251	132
*	NTN Buzztime Inc.	354,386	114
	Educational Development Corp.	12,460	94
*	Nevada Gold & Casinos Inc.	53,190	80
*	Premier Exhibitions Inc.	36,324	69
	Canterbury Park Holding Corp.	4,200	42
*,^ Dex Media Inc.		255,353	34
	Haverty Furniture Cos. Inc. Class A	1,375	32
*	SPAR Group Inc.	19,446	29
*,^ Net Element Inc.		174,274	28
*	Universal Travel Group	42,843	7
*	ONE Group Hospitality Inc.	200	1
			51,973,759
Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	32,846,560	4,283,191
	Wells Fargo & Co.	82,419,751	4,232,254
	JPMorgan Chase & Co.	65,942,237	4,020,498
	Bank of America Corp.	186,051,438	2,898,681
	Citigroup Inc.	50,967,687	2,528,507
	Visa Inc. Class A	34,780,007	2,422,775
	MasterCard Inc. Class A	17,794,890	1,603,675
	American International Group Inc.	21,941,194	1,246,699
	US Bancorp	29,829,054	1,223,290
	Goldman Sachs Group Inc.	6,944,484	1,206,674
	American Express Co.	15,158,397	1,123,692
	Simon Property Group Inc.	5,516,833	1,013,553
	Morgan Stanley	26,119,131	822,753
	PNC Financial Services Group Inc.	9,157,511	816,850
	MetLife Inc.	15,928,320	751,020
	Bank of New York Mellon Corp.	18,734,113	733,441
	Capital One Financial Corp.	9,661,367	700,642
	American Tower Corporation	7,545,715	663,872
	Prudential Financial Inc.	8,038,101	612,584
	Charles Schwab Corp.	21,096,692	602,522
	ACE Ltd.	5,477,962	566,421
	BlackRock Inc.	1,895,844	563,957
	Public Storage	2,620,806	554,641
	Travelers Cos. Inc.	5,541,848	551,580
	CME Group Inc.	5,712,914	529,816
	Chubb Corp.	4,044,051	496,003
	BB&T Corp.	13,885,614	494,328
	Marsh & McLennan Cos. Inc.	9,441,761	493,049
	Equity Residential	6,486,936	487,299
	Crown Castle International Corp.	5,946,555	469,005
	State Street Corp.	6,906,880	464,211
	Intercontinental Exchange Inc.	1,967,106	462,250
	Aon plc	4,989,310	442,103
	Welltower Inc.	6,243,544	422,813
	McGraw Hill Financial Inc.	4,852,732	419,761
	Allstate Corp.	7,131,828	415,358
	AvalonBay Communities Inc.	2,365,181	413,481
	Discover Financial Services	7,730,406	401,904
	Aflac Inc.	6,905,072	401,392
	Prologis Inc.	9,332,150	363,021
	SunTrust Banks Inc.	9,172,464	350,755

Ameriprise Financial Inc.	3,174,491	346,432
Hartford Financial Services Group Inc.	7,386,130	338,137
Ventas Inc.	5,916,296	331,668
Boston Properties Inc.	2,733,079	323,597
HCP Inc.	8,234,008	306,717
Progressive Corp.	9,897,202	303,250
T. Rowe Price Group Inc.	4,330,845	300,994
Moody's Corp.	3,037,212	298,254
Equinix Inc.	1,013,955	277,215
Vornado Realty Trust	3,024,701	273,493
Fifth Third Bancorp	14,438,375	273,030
Northern Trust Corp.	3,937,360	268,370
Franklin Resources Inc.	7,121,728	265,356
Essex Property Trust Inc.	1,168,742	261,120
M&T Bank Corp.	2,131,378	259,922
Weyerhaeuser Co.	9,155,459	250,310
Principal Financial Group Inc.	5,247,520	248,418
General Growth Properties Inc.	9,461,720	245,721
Invesco Ltd.	7,621,209	238,010
Macerich Co.	2,818,651	216,529
Lincoln National Corp.	4,473,129	212,295
Regions Financial Corp.	23,557,208	212,250
Host Hotels & Resorts Inc.	13,376,428	211,481
Equifax Inc.	2,108,636	204,917
Realty Income Corp.	4,158,284	197,061
KeyCorp	15,123,043	196,751
XL Group plc Class A	5,371,577	195,096
SL Green Realty Corp.	1,765,823	190,991
* Markel Corp.	235,784	189,066
Loews Corp.	5,203,114	188,041
Citizens Financial Group Inc.	7,563,413	180,463
Kimco Realty Corp.	6,959,290	170,015
Federal Realty Investment Trust	1,236,978	168,786
* Berkshire Hathaway Inc. Class A	863	168,492
Western Union Co.	9,118,175	167,410
FNF Group	4,676,964	165,892
Annaly Capital Management Inc.	16,806,572	165,881
* Affiliated Managers Group Inc.	966,409	165,246
* CBRE Group Inc. Class A	5,026,870	160,860
UDR Inc.	4,639,406	159,967
Extra Space Storage Inc.	2,070,172	159,734
First Republic Bank	2,507,466	157,394
Digital Realty Trust Inc.	2,409,421	157,383
* Ally Financial Inc.	7,670,715	156,329
Voya Financial Inc.	4,029,005	156,205
* Arch Capital Group Ltd.	2,062,831	151,556
Huntington Bancshares Inc.	14,231,587	150,855
Cincinnati Financial Corp.	2,759,756	148,475
CIT Group Inc.	3,588,645	143,653
Unum Group	4,395,155	140,997
TD Ameritrade Holding Corp.	4,350,136	138,508
* E*TRADE Financial Corp.	5,158,467	135,822
New York Community Bancorp Inc.	7,462,972	134,781
HCC Insurance Holdings Inc.	1,698,659	131,595
Comerica Inc.	3,155,702	129,699
SEI Investments Co.	2,652,500	127,930
* Alleghany Corp.	267,886	125,400

VEREIT Inc.	16,066,287	124,032
Plum Creek Timber Co. Inc.	3,098,617	122,426
Torchmark Corp.	2,150,378	121,281
Arthur J Gallagher & Co.	2,928,632	120,894
Duke Realty Corp.	6,189,282	117,906
Willis Group Holdings plc	2,857,764	117,083
* Signature Bank	845,602	116,321
American Capital Agency Corp.	6,215,185	116,224
Jones Lang LaSalle Inc.	797,116	114,601
Omega Healthcare Investors Inc.	3,256,477	114,465
Raymond James Financial Inc.	2,294,804	113,891
Camden Property Trust	1,529,752	113,049
Nasdaq Inc.	2,084,118	111,146
MSCI Inc. Class A	1,866,119	110,959
Mid-America Apartment Communities Inc.	1,337,222	109,478
Reinsurance Group of America Inc. Class A	1,190,468	107,845
Alexandria Real Estate Equities Inc.	1,272,915	107,778
Kilroy Realty Corp.	1,648,838	107,438
PartnerRe Ltd.	763,720	106,065
* SVB Financial Group	915,510	105,778
Regency Centers Corp.	1,691,843	105,148
Everest Re Group Ltd.	595,619	103,245
Apartment Investment & Management Co.	2,753,035	101,917
WP Carey Inc.	1,734,556	100,275
Lazard Ltd. Class A	2,308,790	99,971
Zions Bancorporation	3,611,258	99,454
Iron Mountain Inc.	3,181,325	98,685
CBOE Holdings Inc.	1,467,032	98,409
* Realogy Holdings Corp.	2,602,196	97,921
East West Bancorp Inc.	2,546,739	97,846
* Liberty Ventures Class A	2,385,670	96,262
Assurant Inc.	1,184,021	93,550
WR Berkley Corp.	1,681,083	91,400
Axis Capital Holdings Ltd.	1,696,983	91,162
StanCorp Financial Group Inc.	752,036	85,883
National Retail Properties Inc.	2,360,426	85,613
Hudson City Bancorp Inc.	8,417,555	85,607
People's United Financial Inc.	5,441,403	85,593
* Forest City Enterprises Inc. Class A	4,211,532	84,778
Equity LifeStyle Properties Inc.	1,446,859	84,743
RenaissanceRe Holdings Ltd.	795,376	84,564
American Financial Group Inc.	1,218,170	83,944
Liberty Property Trust	2,638,724	83,146
DDR Corp.	5,376,939	82,697
Starwood Property Trust Inc.	3,996,357	82,005
Legg Mason Inc.	1,967,624	81,873
NorthStar Realty Finance Corp.	6,490,503	80,158
CubeSmart	2,834,195	77,118
Home Properties Inc.	1,028,171	76,856
Brixmor Property Group Inc.	3,236,219	75,986
Lamar Advertising Co. Class A	1,452,446	75,789
Navient Corp.	6,704,062	75,354
First American Financial Corp.	1,924,059	75,173
City National Corp.	845,580	74,462
Investors Bancorp Inc.	5,946,940	73,385
PacWest Bancorp	1,699,558	72,758
Douglas Emmett Inc.	2,514,919	72,228

	BioMed Realty Trust Inc.	3,608,322	72,094
	American Campus Communities Inc.	1,974,113	71,542
	Taubman Centers Inc.	1,035,494	71,532
	Hospitality Properties Trust	2,791,127	71,397
*	Synchrony Financial	2,227,635	69,725
*	Howard Hughes Corp.	597,858	68,598
	Senior Housing Properties Trust	4,168,897	67,536
	Endurance Specialty Holdings Ltd.	1,105,944	67,496
	Spirit Realty Capital Inc.	7,369,192	67,354
*	Liberty Broadband Corp.	1,315,738	67,326
	Commerce Bancshares Inc.	1,467,170	66,844
	Synovus Financial Corp.	2,253,568	66,706
	Highwoods Properties Inc.	1,697,186	65,766
	Eaton Vance Corp.	1,962,210	65,577
	Assured Guaranty Ltd.	2,601,451	65,036
	Validus Holdings Ltd.	1,437,187	64,774
*	Strategic Hotels & Resorts Inc.	4,683,713	64,588
	Old Republic International Corp.	4,117,270	64,394
	First Niagara Financial Group Inc.	6,295,691	64,279
	Weingarten Realty Investors	1,940,605	64,253
	CNO Financial Group Inc.	3,401,659	63,985
	Brown & Brown Inc.	2,061,200	63,835
	Cullen/Frost Bankers Inc.	998,630	63,493
	Umpqua Holdings Corp.	3,849,239	62,743
*	Equity Commonwealth	2,281,593	62,151
	Corrections Corp. of America	2,067,289	61,068
	BankUnited Inc.	1,699,227	60,747
	Sovran Self Storage Inc.	640,182	60,369
	Bank of the Ozarks Inc.	1,376,558	60,238
	White Mountains Insurance Group Ltd.	80,497	60,155
	Hanover Insurance Group Inc.	772,856	60,051
	Allied World Assurance Co. Holdings AG	1,545,664	58,998
	Retail Properties of America Inc.	4,165,284	58,689
	Post Properties Inc.	998,700	58,214
	MarketAxess Holdings Inc.	626,499	58,189
	Radian Group Inc.	3,656,449	58,174
	RLJ Lodging Trust	2,296,310	58,028
^	LPL Financial Holdings Inc.	1,455,323	57,878
	Prosperity Bancshares Inc.	1,174,402	57,675
*,^ Zillow Group Inc.		2,131,582	57,553
	First Horizon National Corp.	4,052,700	57,467
	Webster Financial Corp.	1,600,284	57,018
	LaSalle Hotel Properties	2,004,070	56,896
	American Homes 4 Rent Class A	3,534,604	56,836
	Two Harbors Investment Corp.	6,431,196	56,723
	Tanger Factory Outlet Centers Inc.	1,703,610	56,168
	Popular Inc.	1,835,946	55,501
*	MGIC Investment Corp.	5,990,338	55,471
^	Apple Hospitality REIT Inc.	2,964,711	55,055
	Healthcare Trust of America Inc. Class A	2,220,037	54,413
	Sun Communities Inc.	801,905	54,337
*	LendingClub Corp.	4,042,850	53,487
	New Residential Investment Corp.	4,079,250	53,438
	DCT Industrial Trust Inc.	1,558,435	52,457
	FirstMerit Corp.	2,925,483	51,693
	EPR Properties	993,798	51,250
	Aspen Insurance Holdings Ltd.	1,095,486	50,907

Columbia Property Trust Inc.	2,194,270	50,907
Outfront Media Inc.	2,436,780	50,685
PrivateBancorp Inc.	1,303,679	49,970
Paramount Group Inc.	2,973,455	49,954
* Western Alliance Bancorp	1,622,783	49,836
Bank of Hawaii Corp.	783,103	49,719
Rayonier Inc.	2,224,028	49,084
ProAssurance Corp.	998,513	48,997
Waddell & Reed Financial Inc. Class A	1,404,382	48,830
Sunstone Hotel Investors Inc.	3,679,696	48,682
* Stifel Financial Corp.	1,153,790	48,575
Associated Banc-Corp	2,690,846	48,355
Gaming and Leisure Properties Inc.	1,625,568	48,279
Care Capital Properties Inc.	1,465,659	48,264
Piedmont Office Realty Trust Inc. Class A	2,681,870	47,979
Chimera Investment Corp.	3,582,127	47,893
Federated Investors Inc. Class B	1,651,317	47,723
NorthStar Asset Management Group Inc.	3,268,761	46,939
Hudson Pacific Properties Inc.	1,626,411	46,824
Medical Properties Trust Inc.	4,188,567	46,326
AmTrust Financial Services Inc.	730,292	45,994
* PRA Group Inc.	865,495	45,802
Wintrust Financial Corp.	853,824	45,620
Pebblebrook Hotel Trust	1,267,324	44,927
First Industrial Realty Trust Inc.	2,118,625	44,385
MFA Financial Inc.	6,453,001	43,945
United Bankshares Inc.	1,138,302	43,244
* Springleaf Holdings Inc. Class A	987,095	43,156
Interactive Brokers Group Inc.	1,088,384	42,959
Symetra Financial Corp.	1,350,796	42,739
Blackstone Mortgage Trust Inc. Class A	1,551,816	42,582
Healthcare Realty Trust Inc.	1,706,512	42,407
* Texas Capital Bancshares Inc.	803,748	42,132
MB Financial Inc.	1,283,545	41,895
IBERIABANK Corp.	719,339	41,873
GEO Group Inc.	1,396,944	41,545
CBL & Associates Properties Inc.	3,009,711	41,384
Home BancShares Inc.	1,011,034	40,947
* Blackhawk Network Holdings Inc.	965,123	40,912
* Genworth Financial Inc. Class A	8,842,389	40,852
FNB Corp.	3,132,505	40,566
TCF Financial Corp.	2,668,409	40,453
Fulton Financial Corp.	3,303,884	39,977
Cathay General Bancorp	1,333,450	39,950
Primerica Inc.	876,389	39,499
Washington Federal Inc.	1,732,732	39,420
Valley National Bancorp	4,005,904	39,418
DiamondRock Hospitality Co.	3,519,994	38,896
Ryman Hospitality Properties Inc.	787,769	38,782
Hancock Holding Co.	1,430,279	38,689
* Santander Consumer USA Holdings Inc.	1,885,892	38,510
Communications Sales & Leasing Inc.	2,143,246	38,364
Brandywine Realty Trust	3,099,830	38,190
WP GLIMCHER Inc.	3,252,835	37,928
Urban Edge Properties	1,754,543	37,881
Corporate Office Properties Trust	1,778,073	37,393
UMB Financial Corp.	730,248	37,104

Kennedy-Wilson Holdings Inc.	1,669,927	37,022
RLI Corp.	688,280	36,844
Colony Capital Inc. Class A	1,876,332	36,701
CyrusOne Inc.	1,114,343	36,394
BancorpSouth Inc.	1,531,073	36,394
Janus Capital Group Inc.	2,612,214	35,526
Acadia Realty Trust	1,174,465	35,316
American Equity Investment Life Holding Co.	1,505,705	35,098
Erie Indemnity Co. Class A	420,210	34,852
^ First Financial Bankshares Inc.	1,095,754	34,823
Kite Realty Group Trust	1,451,408	34,558
WisdomTree Investments Inc.	2,110,462	34,042
EverBank Financial Corp.	1,743,805	33,655
Glacier Bancorp Inc.	1,272,464	33,580
Cousins Properties Inc.	3,619,523	33,372
Xenia Hotels & Resorts Inc.	1,869,789	32,647
South State Corp.	419,242	32,227
American Assets Trust Inc.	784,081	32,038
National Health Investors Inc.	552,040	31,737
Sterling Bancorp	2,102,142	31,259
Pinnacle Financial Partners Inc.	626,114	30,936
Columbia Banking System Inc.	990,532	30,915
Education Realty Trust Inc.	926,142	30,516
Equity One Inc.	1,230,869	29,959
* BofI Holding Inc.	231,588	29,835
Selective Insurance Group Inc.	956,795	29,718
DuPont Fabros Technology Inc.	1,145,406	29,643
Washington REIT	1,184,279	29,524
First Citizens BancShares Inc. Class A	130,364	29,462
Old National Bancorp	2,107,911	29,363
National Penn Bancshares Inc.	2,470,209	29,025
New York REIT Inc.	2,865,437	28,826
CVB Financial Corp.	1,724,916	28,806
Retail Opportunity Investments Corp.	1,741,010	28,796
* Credit Acceptance Corp.	145,186	28,583
EastGroup Properties Inc.	526,390	28,520
Capitol Federal Financial Inc.	2,333,856	28,286
Evercore Partners Inc. Class A	562,559	28,263
Argo Group International Holdings Ltd.	494,745	27,998
BGC Partners Inc. Class A	3,400,111	27,949
* Hilltop Holdings Inc.	1,398,293	27,700
Alexander & Baldwin Inc.	804,495	27,618
Trustmark Corp.	1,185,230	27,462
Community Bank System Inc.	732,141	27,214
Chambers Street Properties	4,184,737	27,159
Chesapeake Lodging Trust	1,040,953	27,127
QTS Realty Trust Inc. Class A	619,776	27,078
Astoria Financial Corp.	1,678,890	27,030
* Enstar Group Ltd.	179,833	26,975
^ Financial Engines Inc.	914,148	26,940
* Liberty TripAdvisor Holdings Inc. Class A	1,208,272	26,787
Sabra Health Care REIT Inc.	1,155,236	26,778
PS Business Parks Inc.	335,424	26,626
Mack-Cali Realty Corp.	1,401,327	26,457
Monogram Residential Trust Inc.	2,835,734	26,401
Great Western Bancorp Inc.	1,036,464	26,295
Invesco Mortgage Capital Inc.	2,139,789	26,191

^	Lexington Realty Trust	3,207,705	25,982
	LTC Properties Inc.	608,871	25,981
	Kemper Corp.	720,601	25,488
	International Bancshares Corp.	1,017,880	25,478
	Hatteras Financial Corp.	1,670,720	25,311
	S&T Bancorp Inc.	766,088	24,990
*	Essent Group Ltd.	1,003,565	24,939
	Mercury General Corp.	481,309	24,311
*	Liberty Broadband Corp. Class A	468,735	24,112
*,^ Zillow Group Inc. Class A		836,926	24,045
	BOK Financial Corp.	371,105	24,014
	First Midwest Bancorp Inc.	1,366,491	23,968
	LegacyTexas Financial Group Inc.	781,767	23,828
*,^ St. Joe Co.		1,238,112	23,685
	Horace Mann Educators Corp.	712,958	23,684
	Renasant Corp.	718,297	23,596
*	SLM Corp.	3,176,871	23,509
	Simmons First National Corp. Class A	486,544	23,320
*	Eagle Bancorp Inc.	508,648	23,143
	Artisan Partners Asset Management Inc. Class A	649,633	22,887
	Pennsylvania REIT	1,150,188	22,808
	Parkway Properties Inc.	1,459,882	22,716
	CoreSite Realty Corp.	441,360	22,704
	Select Income REIT	1,183,897	22,506
	STAG Industrial Inc.	1,187,674	21,628
	Ramco-Gershenson Properties Trust	1,440,769	21,626
	HFF Inc. Class A	640,064	21,609
	Chemical Financial Corp.	667,846	21,605
*	FCB Financial Holdings Inc. Class A	648,838	21,165
	Independent Bank Corp.	456,496	21,044
	Westamerica Bancorporation	467,856	20,792
	NBT Bancorp Inc.	771,630	20,788
	CYS Investments Inc.	2,818,479	20,462
	BBCN Bancorp Inc.	1,361,066	20,443
	Northwest Bancshares Inc.	1,572,024	20,436
	Potlatch Corp.	708,303	20,392
	Redwood Trust Inc.	1,470,986	20,358
^	Global Net Lease Inc.	2,206,063	20,296
	PennyMac Mortgage Investment Trust	1,304,654	20,183
	TFS Financial Corp.	1,169,935	20,181
*	Beneficial Bancorp Inc.	1,513,560	20,070
	Empire State Realty Trust Inc.	1,160,860	19,769
*	HRG Group Inc.	1,685,143	19,767
	Park National Corp.	218,267	19,692
	WesBanco Inc.	625,017	19,657
	Gramercy Property Trust Inc.	941,710	19,559
	Provident Financial Services Inc.	1,001,974	19,539
	First Financial Bancorp	1,023,382	19,526
*	iStar Inc.	1,526,614	19,205
	National General Holdings Corp.	986,409	19,028
	Physicians Realty Trust	1,253,247	18,912
	Government Properties Income Trust	1,179,032	18,865
	STORE Capital Corp.	897,303	18,538
	Hersha Hospitality Trust Class A	816,225	18,496
*	First Cash Financial Services Inc.	459,979	18,427
	Talmer Bancorp Inc. Class A	1,101,203	18,335
	Union Bankshares Corp.	763,490	18,324

	First Merchants Corp.	680,174	17,834
	United Community Banks Inc.	863,404	17,648
	Franklin Street Properties Corp.	1,636,175	17,589
*	MBIA Inc.	2,839,296	17,263
	Rexford Industrial Realty Inc.	1,229,149	16,950
	Summit Hotel Properties Inc.	1,435,823	16,756
*	FNFV Group	1,408,932	16,513
	Investors Real Estate Trust	2,130,348	16,489
	BNC Bancorp	741,277	16,479
*	HealthEquity Inc.	556,844	16,455
	Capstead Mortgage Corp.	1,652,867	16,347
	Banner Corp.	341,681	16,322
	Boston Private Financial Holdings Inc.	1,394,480	16,315
*	Seritage Growth Properties Class A	435,524	16,223
	AMERISAFE Inc.	325,810	16,203
*	Navigators Group Inc.	205,638	16,036
	FelCor Lodging Trust Inc.	2,256,044	15,950
*,^ Encore Capital Group Inc.		430,140	15,915
	New Senior Investment Group Inc.	1,513,705	15,833
	Universal Insurance Holdings Inc.	531,460	15,699
	ARMOUR Residential REIT Inc.	782,181	15,675
	InfraREIT Inc.	660,598	15,643
	Apollo Commercial Real Estate Finance Inc.	993,698	15,611
	Infinity Property & Casualty Corp.	193,111	15,553
	ServisFirst Bancshares Inc.	372,928	15,488
	Starwood Waypoint Residential Trust	647,963	15,441
	Virtus Investment Partners Inc.	150,402	15,115
	First Commonwealth Financial Corp.	1,660,161	15,091
	Terreno Realty Corp.	765,536	15,035
	Stewart Information Services Corp.	361,485	14,788
*	Third Point Reinsurance Ltd.	1,094,220	14,717
	National Bank Holdings Corp. Class A	714,297	14,665
	Lakeland Financial Corp.	319,641	14,432
*	Capital Bank Financial Corp.	471,736	14,261
	Chatham Lodging Trust	662,483	14,230
	Tier REIT Inc.	964,914	14,204
	Hanmi Financial Corp.	560,242	14,118
	City Holding Co.	284,614	14,031
*	Green Dot Corp. Class A	795,882	14,008
	Berkshire Hills Bancorp Inc.	507,373	13,973
	Alexander's Inc.	37,078	13,867
	Ameris Bancorp	481,499	13,843
	Heartland Financial USA Inc.	378,210	13,725
	Cash America International Inc.	489,775	13,699
	Towne Bank	726,624	13,697
	Tompkins Financial Corp.	255,689	13,644
	Greenhill & Co. Inc.	477,407	13,592
	Wilshire Bancorp Inc.	1,276,478	13,416
	Altisource Residential Corp.	957,546	13,329
	Nelnet Inc. Class A	384,571	13,310
	Northfield Bancorp Inc.	865,447	13,163
	Safety Insurance Group Inc.	242,923	13,154
	Cardinal Financial Corp.	570,564	13,129
	Maiden Holdings Ltd.	940,956	13,060
	American Capital Mortgage Investment Corp.	879,153	12,959
	NRG Yield Inc.	1,081,919	12,561
	Inland Real Estate Corp.	1,543,585	12,503

	Meridian Bancorp Inc.	910,989	12,453
*	Marcus & Millichap Inc.	270,304	12,431
	State Bank Financial Corp.	597,411	12,354
	WSFS Financial Corp.	427,735	12,323
*	Walker & Dunlop Inc.	470,826	12,279
	Brookline Bancorp Inc.	1,210,183	12,271
*	Greenlight Capital Re Ltd. Class A	537,893	11,984
*,^ Ocwen Financial Corp.		1,769,253	11,872
*	Pacific Premier Bancorp Inc.	582,678	11,840
	Employers Holdings Inc.	527,843	11,766
	Universal Health Realty Income Trust	246,177	11,556
	FBL Financial Group Inc. Class A	185,357	11,403
	Saul Centers Inc.	219,473	11,358
*	LendingTree Inc.	122,027	11,352
	CenterState Banks Inc.	771,611	11,343
	United Financial Bancorp Inc.	868,611	11,335
	United Fire Group Inc.	321,720	11,276
*	Customers Bancorp Inc.	437,200	11,236
	Southside Bancshares Inc.	407,257	11,220
	First Potomac Realty Trust	1,016,079	11,177
*	KCG Holdings Inc. Class A	1,015,309	11,138
	Sandy Spring Bancorp Inc.	424,301	11,108
*	Xoom Corp.	445,038	11,073
	Central Pacific Financial Corp.	526,059	11,031
	Diamond Hill Investment Group Inc.	58,828	10,944
	Anworth Mortgage Asset Corp.	2,213,554	10,935
	MainSource Financial Group Inc.	535,289	10,898
	1st Source Corp.	353,182	10,878
	Oritani Financial Corp.	692,426	10,816
*,^ Walter Investment Management Corp.		634,485	10,310
^	New York Mortgage Trust Inc.	1,866,090	10,245
	First Interstate BancSystem Inc. Class A	367,426	10,229
	Community Trust Bancorp Inc.	285,586	10,141
	Ashford Hospitality Trust Inc.	1,644,892	10,034
*	Piper Jaffray Cos.	276,583	10,004
	Silver Bay Realty Trust Corp.	622,026	9,959
	Rouse Properties Inc.	629,244	9,804
*	Black Knight Financial Services Inc. Class A	299,892	9,761
	Urstadt Biddle Properties Inc. Class A	520,127	9,747
	Flushing Financial Corp.	483,689	9,683
^	United Development Funding IV	547,767	9,641
	American Residential Properties Inc.	556,618	9,613
	Cohen & Steers Inc.	349,133	9,584
	TrustCo Bank Corp. NY	1,604,538	9,371
*,^ Nationstar Mortgage Holdings Inc.		672,307	9,325
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	541,511	9,325
*,^ Del Taco Restaurants Inc.		660,600	9,248
^	Western Asset Mortgage Capital Corp.	729,446	9,198
	Monmouth Real Estate Investment Corp.	932,403	9,091
	ConnectOne Bancorp Inc.	469,930	9,070
	Heritage Financial Corp.	477,677	8,990
	CareTrust REIT Inc.	789,800	8,964
*	Square 1 Financial Inc. Class A	348,606	8,950
	Washington Trust Bancorp Inc.	229,873	8,839
	Dime Community Bancshares Inc.	519,929	8,787
*	HomeStreet Inc.	380,015	8,778
	TriCo Bancshares	356,178	8,751

*	First NBC Bank Holding Co.	247,857	8,685
	Agree Realty Corp.	290,383	8,668
	Yadkin Financial Corp.	399,847	8,593
	Heritage Commerce Corp.	748,625	8,489
	Winthrop Realty Trust	588,711	8,454
	Moelis & Co. Class A	320,704	8,422
	Bridge Bancorp Inc.	312,959	8,359
	Cedar Realty Trust Inc.	1,341,141	8,328
*	Heritage Insurance Holdings Inc.	421,872	8,324
	National Western Life Insurance Co. Class A	37,156	8,275
	RAIT Financial Trust	1,652,619	8,197
*	Ambac Financial Group Inc.	564,694	8,171
	BancFirst Corp.	129,068	8,144
	Ladder Capital Corp.	553,944	7,932
	CoBiz Financial Inc.	598,577	7,787
*	First Busey Corp.	391,851	7,786
	Investment Technology Group Inc.	581,600	7,759
*	NMI Holdings Inc. Class A	1,019,255	7,746
	Stock Yards Bancorp Inc.	211,894	7,702
*	Forestar Group Inc.	583,496	7,673
*	Cowen Group Inc. Class A	1,667,032	7,602
	Virtu Financial Inc. Class A	329,276	7,547
	Bank Mutual Corp.	965,348	7,414
	RE/MAX Holdings Inc.	205,595	7,397
*	Flagstar Bancorp Inc.	358,569	7,372
	GAMCO Investors Inc.	134,010	7,357
	AG Mortgage Investment Trust Inc.	482,053	7,337
	Getty Realty Corp.	460,793	7,281
	CatchMark Timber Trust Inc. Class A	698,864	7,184
*	Tejon Ranch Co.	328,059	7,155
	Apollo Residential Mortgage Inc.	560,981	7,102
	Great Southern Bancorp Inc.	162,946	7,056
	Westwood Holdings Group Inc.	128,165	6,966
*	First BanCorp	1,952,925	6,952
	Banc of California Inc.	565,922	6,944
	Enterprise Financial Services Corp.	271,901	6,844
	OFG Bancorp	783,644	6,841
	First Financial Corp.	208,940	6,759
	NRG Yield Inc. Class A	602,919	6,723
	Ashford Hospitality Prime Inc.	474,198	6,653
	Bryn Mawr Bank Corp.	212,822	6,612
	Independent Bank Group Inc.	171,732	6,600
*	First Foundation Inc.	288,580	6,571
	Campus Crest Communities Inc.	1,210,310	6,439
	Stonegate Bank	200,981	6,393
*,^ On Deck Capital Inc.		643,493	6,371
	Waterstone Financial Inc.	471,058	6,350
*	INTL. FCStone Inc.	257,091	6,348
*	Anchor BanCorp Wisconsin Inc.	148,499	6,325
	Preferred Apartment Communities Inc. Class A	571,338	6,216
	Resource Capital Corp.	556,460	6,216
*	HomeTrust Bancshares Inc.	330,722	6,135
	James River Group Holdings Ltd.	227,490	6,117
	Armada Hoffler Properties Inc.	625,383	6,110
*	Triumph Bancorp Inc.	362,549	6,091
	State National Cos. Inc.	650,765	6,085
	Preferred Bank	189,249	5,980

	HCI Group Inc.	153,852	5,965
	Peoples Bancorp Inc.	284,566	5,916
	Metro Bancorp Inc.	199,537	5,864
	Dynex Capital Inc.	890,813	5,844
	Independence Realty Trust Inc.	806,075	5,812
*	Seacoast Banking Corp. of Florida	395,664	5,808
	Arlington Asset Investment Corp. Class A	413,395	5,808
*	CU Bancorp	258,319	5,802
	Independent Bank Corp.	392,292	5,790
	One Liberty Properties Inc.	265,789	5,669
	Fidelity Southern Corp.	267,150	5,648
	Fidelity & Guaranty Life	229,012	5,620
	NexPoint Residential Trust Inc.	418,055	5,585
	Lakeland Bancorp Inc.	500,486	5,560
	Financial Institutions Inc.	224,097	5,553
*	Altisource Portfolio Solutions SA	232,688	5,547
	West Bancorporation Inc.	295,741	5,545
	Southwest Bancorp Inc.	335,700	5,509
	State Auto Financial Corp.	241,376	5,506
*	Safeguard Scientifics Inc.	353,585	5,495
	OneBeacon Insurance Group Ltd. Class A	388,427	5,454
	Ares Commercial Real Estate Corp.	449,212	5,386
	Federated National Holding Co.	222,595	5,347
*	Ezcorp Inc. Class A	866,206	5,345
	CorEnergy Infrastructure Trust Inc.	1,207,122	5,335
	First Connecticut Bancorp Inc.	330,963	5,335
	Prudential Bancorp Inc.	368,690	5,313
	National Storage Affiliates Trust	388,553	5,265
	Whitestone REIT	454,416	5,239
	QCR Holdings Inc.	239,488	5,238
*	PennyMac Financial Services Inc. Class A	325,965	5,215
	Blue Hills Bancorp Inc.	375,232	5,197
	Arrow Financial Corp.	190,991	5,099
	Newcastle Investment Corp.	1,159,643	5,091
	United Community Financial Corp.	1,013,343	5,067
	Meta Financial Group Inc.	120,767	5,044
	German American Bancorp Inc.	170,859	5,001
	First Defiance Financial Corp.	136,719	4,998
	Kearny Financial Corp.	424,483	4,869
*	Enova International Inc.	468,830	4,791
	First Bancorp	279,699	4,755
	EMC Insurance Group Inc.	204,854	4,755
*	Bancorp Inc.	623,605	4,752
	Charter Financial Corp.	371,930	4,716
	First of Long Island Corp.	172,214	4,655
	Mercantile Bank Corp.	223,978	4,654
*	TriState Capital Holdings Inc.	370,744	4,623
	Peapack Gladstone Financial Corp.	216,221	4,577
*,^ Citizens Inc. Class A		606,383	4,499
	Easterly Government Properties Inc.	280,435	4,473
	Suffolk Bancorp	162,526	4,440
	Camden National Corp.	109,690	4,431
	Univest Corp. of Pennsylvania	229,656	4,414
	First Community Bancshares Inc.	245,292	4,391
*	MoneyGram International Inc.	547,471	4,391
	Consolidated-Tomoka Land Co.	87,122	4,339
	Gladstone Commercial Corp.	306,523	4,325

	Opus Bank	112,842	4,315
^	Peoples Financial Services Corp.	121,669	4,250
	UMH Properties Inc.	446,383	4,151
	Park Sterling Corp.	600,468	4,083
*	PICO Holdings Inc.	414,379	4,011
	United Insurance Holdings Corp.	304,051	3,998
	Tiptree Financial Inc. Class A	622,227	3,982
	GAIN Capital Holdings Inc.	546,632	3,979
	Cherry Hill Mortgage Investment Corp.	258,992	3,944
	Bank of Marin Bancorp	80,364	3,857
	NewBridge Bancorp	445,911	3,804
	Guaranty Bancorp	230,124	3,790
*	eHealth Inc.	295,368	3,784
	Arbor Realty Trust Inc.	591,307	3,761
*	Ladenburg Thalmann Financial Services Inc.	1,773,604	3,742
*	First Northwest Bancorp	301,846	3,737
*	Franklin Financial Network Inc.	166,949	3,731
	Bluerock Residential Growth REIT Inc. Class A	303,137	3,632
	Heritage Oaks Bancorp	451,347	3,593
	Clifton Bancorp Inc.	257,794	3,578
	Baldwin & Lyons Inc.	161,081	3,495
	OceanFirst Financial Corp.	201,519	3,470
	Republic Bancorp Inc. Class A	141,050	3,463
	CNB Financial Corp.	189,417	3,442
	Live Oak Bancshares Inc.	171,500	3,368
^	Orchid Island Capital Inc.	363,928	3,366
	Territorial Bancorp Inc.	128,669	3,351
	Federal Agricultural Mortgage Corp.	129,190	3,350
*	Phoenix Cos. Inc.	101,501	3,349
	ZAIS Financial Corp.	248,945	3,336
	ESSA Bancorp Inc.	252,258	3,289
	National Interstate Corp.	122,886	3,279
^	Great Ajax Corp.	262,672	3,249
*	Global Indemnity plc	122,407	3,203
	Owens Realty Mortgage Inc.	231,509	3,188
	Ellington Residential Mortgage REIT	262,094	3,184
	Westfield Financial Inc.	415,733	3,180
*,^ World Acceptance Corp.		117,751	3,160
	Citizens & Northern Corp.	161,906	3,160
	Pacific Continental Corp.	237,114	3,156
	Investar Holding Corp.	203,221	3,148
	Calamos Asset Management Inc. Class A	330,422	3,132
*	NewStar Financial Inc.	380,250	3,118
*	Regional Management Corp.	200,718	3,111
	BankFinancial Corp.	249,742	3,104
*	Sun Bancorp Inc.	160,401	3,078
	City Office REIT Inc.	267,545	3,039
*	Veritex Holdings Inc.	193,928	3,029
	Oppenheimer Holdings Inc. Class A	148,322	2,968
*	Cascade Bancorp	545,291	2,950
	Resource America Inc. Class A	438,423	2,916
	National Bankshares Inc.	91,093	2,834
*	Southern First Bancshares Inc.	137,887	2,827
	Kansas City Life Insurance Co.	60,143	2,826
*	Farmers Capital Bank Corp.	111,552	2,772
*	FRP Holdings Inc.	90,221	2,719
	Donegal Group Inc. Class A	191,748	2,696

	MidWestOne Financial Group Inc.	91,437	2,675
	Reis Inc.	117,904	2,671
	Jernigan Capital Inc.	151,774	2,650
	Horizon Bancorp	111,082	2,638
*,^ Hemisphere Media Group Inc. Class A		193,265	2,628
*	Nicholas Financial Inc.	201,002	2,609
	Pzena Investment Management Inc. Class A	292,258	2,601
	Sierra Bancorp	162,405	2,592
	Ames National Corp.	112,988	2,591
	FBR & Co.	125,966	2,572
*	Old Second Bancorp Inc.	412,781	2,572
*	BSB Bancorp Inc.	120,857	2,555
*	Atlas Financial Holdings Inc.	137,757	2,549
	First Bancorp Inc.	131,912	2,520
*	Emergent Capital Inc.	459,330	2,503
	Provident Financial Holdings Inc.	148,682	2,495
*	Entegra Financial Corp.	143,422	2,487
	Northrim BanCorp Inc.	85,717	2,480
	Macatawa Bank Corp.	476,968	2,471
	American National Bankshares Inc.	103,500	2,427
*	J Alexander's Holdings Inc.	243,350	2,426
*	C1 Financial Inc.	127,238	2,424
*	Steel Excel Inc.	121,400	2,422
	First Financial Northwest Inc.	199,551	2,413
	JAVELIN Mortgage Investment Corp.	399,714	2,410
	Marlin Business Services Corp.	155,534	2,394
*	CommunityOne Bancorp	219,784	2,389
	Penns Woods Bancorp Inc.	58,050	2,375
	Bar Harbor Bankshares	74,164	2,373
	First Business Financial Services Inc.	100,666	2,368
	Fox Chase Bancorp Inc.	133,131	2,311
	Capital City Bank Group Inc.	153,843	2,295
	Silvercrest Asset Management Group Inc. Class A	211,866	2,290
	Home Bancorp Inc.	86,917	2,244
	Cape Bancorp Inc.	179,168	2,223
^	Farmland Partners Inc.	209,920	2,204
*	BRT Realty Trust	310,752	2,203
*	First Security Group Inc.	881,994	2,196
	LCNB Corp.	133,563	2,162
*	Hallmark Financial Services Inc.	184,502	2,120
	Community Healthcare Trust Inc.	131,921	2,098
	Manning & Napier Inc.	284,254	2,092
	Hingham Institution for Savings	17,894	2,076
*	AV Homes Inc.	149,431	2,020
	Farmers National Banc Corp.	244,171	2,007
	Merchants Bancshares Inc.	68,100	2,002
	C&F Financial Corp.	54,312	1,988
*	Republic First Bancorp Inc.	534,080	1,987
	Alliance Bancorp Inc. of Pennsylvania	81,643	1,957
	First Internet Bancorp	61,051	1,951
	County Bancorp Inc.	100,841	1,930
	Central Valley Community Bancorp	158,873	1,921
*,^ Stonegate Mortgage Corp.		267,994	1,905
	MutualFirst Financial Inc.	79,243	1,874
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,853
*	Hampton Roads Bankshares Inc.	974,850	1,852
	Enterprise Bancorp Inc.	86,568	1,815

	Century Bancorp Inc. Class A	44,025	1,794
	Sotherly Hotels Inc.	263,834	1,794
	SI Financial Group Inc.	147,248	1,752
	Access National Corp.	85,934	1,750
	Pulaski Financial Corp.	128,630	1,743
	Old Line Bancshares Inc.	105,897	1,722
*,^ Impac Mortgage Holdings Inc.		103,773	1,697
*	Consumer Portfolio Services Inc.	340,560	1,696
*	Jason Industries Inc.	381,213	1,670
*	Ashford Inc.	26,084	1,655
^	Wheeler REIT Inc.	863,556	1,641
*	Green Bancorp Inc.	142,974	1,638
*	Malvern Bancorp Inc.	103,588	1,616
	Ameriana Bancorp	68,169	1,574
	Investors Title Co.	20,745	1,503
	MidSouth Bancorp Inc.	128,274	1,501
^	Fifth Street Asset Management Inc.	199,952	1,494
*	Hamilton Bancorp Inc.	105,571	1,478
	Middleburg Financial Corp.	83,787	1,475
*	Performant Financial Corp.	607,474	1,470
*	ASB Bancorp Inc.	58,307	1,453
*	JG Wentworth Co. Class A	291,315	1,436
	Monarch Financial Holdings Inc.	115,674	1,433
*	Asta Funding Inc.	161,546	1,378
	Chemung Financial Corp.	47,586	1,356
	Independence Holding Co.	103,421	1,340
	Five Oaks Investment Corp.	201,408	1,273
*	Howard Bancorp Inc.	89,136	1,266
*	Westbury Bancorp Inc.	69,724	1,243
	Premier Financial Bancorp Inc.	85,497	1,217
	Gladstone Land Corp.	126,909	1,165
*	Southcoast Financial Corp.	86,243	1,150
*	Connecture Inc.	250,120	1,141
	HopFed Bancorp Inc.	95,055	1,136
	Urstadt Biddle Properties Inc.	63,312	1,130
	Cheviot Financial Corp.	78,989	1,091
	Northeast Bancorp	99,071	1,070
	Medley Management Inc. Class A	159,760	1,058
*	UCP Inc.	156,732	1,052
	Federal Agricultural Mortgage Corp. Class A	38,986	1,033
*	Naugatuck Valley Financial Corp.	94,177	1,023
	FS Bancorp Inc.	42,803	1,021
*	First Acceptance Corp.	371,196	1,002
*,^ Ohr Pharmaceutical Inc.		360,690	996
*	American River Bankshares	102,892	993
*	Atlantic Coast Financial Corp.	172,500	959
*	Maui Land & Pineapple Co. Inc.	183,834	956
	AmeriServ Financial Inc.	260,540	844
	Timberland Bancorp Inc.	73,350	797
	Eastern Virginia Bankshares Inc.	117,274	792
*	Bear State Financial Inc.	86,686	772
*	Security National Financial Corp. Class A	113,312	767
*	Coastway Bancorp Inc.	69,446	767
	Baylake Corp.	54,069	765
^	FXCM Inc. Class A	838,293	729
*	Bankwell Financial Group Inc.	38,361	701
*,^ RCS Capital Corp. Class A		841,419	682

	First Bancshares Inc.	37,481	655
*	1347 Property Insurance Holdings Inc.	86,788	634
*	Avenue Financial Holdings Inc.	46,782	618
*,^ Health Insurance Innovations Inc. Class A		119,568	598
*,^ 22nd Century Group Inc.		669,515	562
*	Polonia Bancorp Inc.	41,525	556
*	First United Corp.	66,348	545
	Chicopee Bancorp Inc.	33,800	542
*	First Bank	82,347	514
	Kingstone Cos. Inc.	55,974	485
*	Altisource Asset Management Corp.	19,157	459
	Hennessy Advisors Inc.	19,156	458
	United Bancorp Inc.	46,010	423
*	First Marblehead Corp.	120,617	415
	Community West Bancshares	59,145	413
	River Valley Bancorp	18,324	410
	US Global Investors Inc. Class A	231,835	401
*	Carolina Bank Holdings Inc.	30,713	399
*	Atlanticus Holdings Corp.	108,373	399
	California First National Bancorp	28,965	387
*	Royal Bancshares of Pennsylvania Inc.	180,190	377
	CB Financial Services Inc.	16,032	345
	United Community Bancorp	22,954	343
	CIFC Corp.	47,737	341
*	National Commerce Corp.	13,792	331
	Salisbury Bancorp Inc.	11,231	324
*	People's Utah Bancorp	19,791	323
*,^ Intersections Inc.		137,800	287
	Eagle Bancorp Montana Inc.	24,838	283
	Landmark Bancorp Inc.	10,672	276
	Manhattan Bridge Capital Inc.	65,755	270
*	HMN Financial Inc.	22,731	265
	First Savings Financial Group Inc.	7,388	252
	IF Bancorp Inc.	13,647	234
	Madison County Financial Inc.	10,488	221
	Civista Bancshares Inc.	20,949	214
*	Transcontinental Realty Investors Inc.	16,644	211
	Institutional Financial Markets Inc.	124,173	186
	Summit State Bank	13,701	179
*	InterGroup Corp.	6,184	171
	Parke Bancorp Inc.	13,012	163
	QC Holdings Inc.	83,632	141
	WVS Financial Corp.	11,313	123
*	Jacksonville Bancorp Inc.	8,610	122
	First Capital Bancorp Inc.	21,437	102
*	Income Opportunity Realty Investors Inc.	12,550	102
	Northeast Community Bancorp Inc.	12,716	95
*	Provident Bancorp Inc.	5,990	74
	Athens Bancshares Corp.	2,613	74
*	CVSL Inc.	38,463	64
*	Sunshine Bancorp Inc.	4,500	62
	Atlantic American Corp.	11,780	48
*	Citizens First Corp.	3,499	45
*	Vestin Realty Mortgage II Inc.	13,710	44
*	National Holdings Corp.	15,689	43
*	RMG Networks Holding Corp.	50,792	43
	Ocean Shore Holding Co.	2,564	41

HF Financial Corp.	2,300	37
Pathfinder Bancorp Inc.	3,000	33
First Federal of Northern Michigan Bancorp Inc.	4,800	30
* Prism Technologies Group Inc.	8,626	24
United Bancshares Inc.	1,400	22
* Cordia Bancorp Inc.	5,680	21
* ZAIS Group Holdings Inc.	2,192	21
Two River Bancorp	2,200	20
Southwest Georgia Financial Corp.	1,200	19
Home Federal Bancorp Inc.	780	17
* Melrose Bancorp Inc.	1,100	16
First Community Corp.	1,174	15
* Anchor Bancorp Inc.	600	13
* Unico American Corp.	1,100	12
HMG/Courtland Properties Inc.	945	11
Unity Bancorp Inc.	718	7
First West Virginia Bancorp Inc.	290	6
* JW Mays Inc.	100	6
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	5
Sussex Bancorp	200	3
		72,020,443
Health Care (13.6%)
Johnson & Johnson	49,345,093	4,606,364
Pfizer Inc.	109,907,019	3,452,179
Gilead Sciences Inc.	26,149,251	2,567,595
Merck & Co. Inc.	50,191,632	2,478,965
UnitedHealth Group Inc.	16,995,391	1,971,635
* Allergan plc	7,014,209	1,906,532
Amgen Inc.	13,509,117	1,868,581
Bristol-Myers Squibb Co.	29,711,735	1,758,935
Medtronic plc	25,212,008	1,687,692
AbbVie Inc.	28,020,351	1,524,587
* Celgene Corp.	14,084,331	1,523,502
Eli Lilly & Co.	17,776,611	1,487,725
* Biogen Inc.	4,189,855	1,222,642
Abbott Laboratories	26,576,016	1,068,887
* Express Scripts Holding Co.	12,196,407	987,421
Thermo Fisher Scientific Inc.	7,106,640	869,000
Aetna Inc.	6,211,704	679,623
Anthem Inc.	4,660,168	652,424
* Regeneron Pharmaceuticals Inc.	1,358,885	632,072
Cigna Corp.	4,588,136	619,490
* Alexion Pharmaceuticals Inc.	3,826,575	598,438
Stryker Corp.	5,390,608	507,256
Becton Dickinson and Co.	3,746,415	496,999
Humana Inc.	2,639,706	472,507
* HCA Holdings Inc.	5,918,677	457,869
* Vertex Pharmaceuticals Inc.	4,358,091	453,852
* Illumina Inc.	2,578,639	453,376
* Boston Scientific Corp.	23,947,011	392,970
Perrigo Co. plc	2,475,482	389,319
Zoetis Inc.	7,996,970	329,315
Baxter International Inc.	9,718,744	319,261
* Incyte Corp.	2,892,334	319,111
St. Jude Medical Inc.	5,020,033	316,714
Baxalta Inc.	9,646,610	303,965
* Intuitive Surgical Inc.	659,425	303,059

* BioMarin Pharmaceutical Inc.	2,866,922	301,944
Zimmer Biomet Holdings Inc.	3,082,395	289,529
* Mylan NV	7,005,073	282,024
* Edwards Lifesciences Corp.	1,914,133	272,132
* Endo International plc	3,718,254	257,601
CR Bard Inc.	1,320,658	246,052
* DaVita HealthCare Partners Inc.	3,065,230	221,708
Universal Health Services Inc. Class B	1,633,501	203,877
* Henry Schein Inc.	1,482,998	196,823
* Laboratory Corp. of America Holdings	1,795,179	194,723
* Hologic Inc.	4,512,183	176,562
* Waters Corp.	1,390,962	164,426
Quest Diagnostics Inc.	2,553,547	156,967
* Alkermes plc	2,673,907	156,878
* Jazz Pharmaceuticals plc	1,036,498	137,657
* Mallinckrodt plc	2,089,345	133,593
* Varian Medical Systems Inc.	1,758,468	129,740
Cooper Cos. Inc.	863,479	128,537
* MEDNAX Inc.	1,669,647	128,212
ResMed Inc.	2,500,738	127,438
DENTSPLY International Inc.	2,481,728	125,501
* Medivation Inc.	2,922,340	124,199
* IDEXX Laboratories Inc.	1,637,904	121,614
* Envision Healthcare Holdings Inc.	3,304,941	121,589
* DexCom Inc.	1,353,877	116,244
* Centene Corp.	1,907,820	103,461
* United Therapeutics Corp.	775,238	101,742
* Quintiles Transnational Holdings Inc.	1,419,258	98,738
* Alnylam Pharmaceuticals Inc.	1,203,440	96,708
* Sirona Dental Systems Inc.	1,003,413	93,659
Teleflex Inc.	736,946	91,536
* Isis Pharmaceuticals Inc.	2,128,078	86,017
* Community Health Systems Inc.	1,997,270	85,423
* Health Net Inc.	1,303,432	78,493
* Anacor Pharmaceuticals Inc.	666,576	78,463
* Brookdale Senior Living Inc.	3,271,742	75,119
* Alere Inc.	1,558,804	75,056
STERIS Corp.	1,112,512	72,280
* Seattle Genetics Inc.	1,823,891	70,329
* Team Health Holdings Inc.	1,285,342	69,447
* Align Technology Inc.	1,206,555	68,484
* WellCare Health Plans Inc.	783,414	67,515
* Acadia Healthcare Co. Inc.	1,017,960	67,460
Patterson Cos. Inc.	1,548,500	66,973
* Amsurg Corp.	860,395	66,861
West Pharmaceutical Services Inc.	1,219,831	66,017
* Tenet Healthcare Corp.	1,770,131	65,353
* ABIOMED Inc.	673,391	62,464
* Thoratec Corp.	974,126	61,623
* PAREXEL International Corp.	983,188	60,879
Bio-Techne Corp.	657,321	60,776
* Neurocrine Biosciences Inc.	1,523,103	60,604
HealthSouth Corp.	1,540,633	59,114
* Cepheid	1,276,498	57,698
* LifePoint Health Inc.	786,544	55,766
* Ultragenyx Pharmaceutical Inc.	554,894	53,442
* Charles River Laboratories International Inc.	829,917	52,716

	Hill-Rom Holdings Inc.	1,002,084	52,098
*	Molina Healthcare Inc.	751,465	51,738
*,^ Juno Therapeutics Inc.		1,259,476	51,248
*	Clovis Oncology Inc.	550,172	50,594
*	Bluebird Bio Inc.	583,680	49,934
*	Dyax Corp.	2,588,171	49,408
*,^ OPKO Health Inc.		5,755,984	48,408
*	Bio-Rad Laboratories Inc. Class A	360,354	48,399
*	Horizon Pharma plc	2,417,044	47,906
*	ACADIA Pharmaceuticals Inc.	1,425,572	47,144
*	Intercept Pharmaceuticals Inc.	278,625	46,213
*,^ Myriad Genetics Inc.		1,212,903	45,460
*	Medicines Co.	1,186,285	45,031
*	Impax Laboratories Inc.	1,243,304	43,777
*	NuVasive Inc.	867,359	41,824
*	Prestige Brands Holdings Inc.	921,460	41,613
	Healthcare Services Group Inc.	1,203,642	40,563
*	Akorn Inc.	1,416,529	40,378
*	Catalent Inc.	1,651,156	40,123
*	Puma Biotechnology Inc.	488,019	36,777
	Owens & Minor Inc.	1,119,474	35,756
*,^ Agios Pharmaceuticals Inc.		496,993	35,083
	Cantel Medical Corp.	595,124	33,744
*	Portola Pharmaceuticals Inc. Class A	787,460	33,562
*	Novavax Inc.	4,552,360	32,185
*	Bruker Corp.	1,941,513	31,899
*	Masimo Corp.	821,633	31,682
*	Radius Health Inc.	454,657	31,512
*,^ Kite Pharma Inc.		555,009	30,903
*	Integra LifeSciences Holdings Corp.	515,651	30,707
*,^ Exact Sciences Corp.		1,702,572	30,629
*	Chimerix Inc.	782,055	29,874
*	Haemonetics Corp.	904,985	29,249
*,^ Intrexon Corp.		916,246	29,137
*	Cyberonics Inc.	469,589	28,542
*	Neogen Corp.	627,023	28,210
*	Amicus Therapeutics Inc.	1,990,367	27,845
*	KYTHERA Biopharmaceuticals Inc.	370,864	27,807
*	ICU Medical Inc.	252,425	27,641
*	Magellan Health Inc.	485,596	26,917
*	Ligand Pharmaceuticals Inc.	313,013	26,810
*	Insulet Corp.	1,007,208	26,097
*	Nektar Therapeutics	2,347,165	25,725
*	Pacira Pharmaceuticals Inc.	618,427	25,417
*	Globus Medical Inc.	1,225,153	25,312
*	Halozyme Therapeutics Inc.	1,808,233	24,285
*	IPC Healthcare Inc.	307,824	23,915
*	AMAG Pharmaceuticals Inc.	600,701	23,866
*	Halyard Health Inc.	823,122	23,410
*	Ironwood Pharmaceuticals Inc. Class A	2,210,576	23,034
*,^ Exelixis Inc.		3,994,117	22,407
	Kindred Healthcare Inc.	1,416,434	22,309
*	Natus Medical Inc.	551,785	21,768
*	Air Methods Corp.	626,065	21,343
*	TESARO Inc.	528,795	21,205
*,^ Sarepta Therapeutics Inc.		659,173	21,166
	CONMED Corp.	441,962	21,099

*	VWR Corp.	813,085	20,888
*,^ Lannett Co. Inc.		498,066	20,680
*	Depomed Inc.	1,070,644	20,182
	Select Medical Holdings Corp.	1,857,693	20,045
*	Ophthotech Corp.	489,232	19,824
*	Acorda Therapeutics Inc.	737,797	19,559
*	ZS Pharma Inc.	296,882	19,493
*,^ ZIOPHARM Oncology Inc.		2,153,015	19,399
*	Momenta Pharmaceuticals Inc.	1,169,893	19,198
*	Wright Medical Group Inc.	900,906	18,937
*	INC Research Holdings Inc. Class A	471,995	18,880
*	FibroGen Inc.	858,214	18,812
*	Omnicell Inc.	595,989	18,535
*	Celldex Therapeutics Inc.	1,742,682	18,368
*	Amedisys Inc.	477,779	18,141
*	Insmed Inc.	967,248	17,962
*	Zeltiq Aesthetics Inc.	553,156	17,718
	Analogic Corp.	215,094	17,646
*	Dynavax Technologies Corp.	717,922	17,618
*	Merit Medical Systems Inc.	735,828	17,594
*,^ ARIAD Pharmaceuticals Inc.		2,992,996	17,479
*	Surgical Care Affiliates Inc.	531,336	17,369
	Ensign Group Inc.	398,943	17,007
*,^ Adeptus Health Inc. Class A		209,137	16,890
	Abaxis Inc.	381,081	16,764
*	Alder Biopharmaceuticals Inc.	499,524	16,364
*	Cempra Inc.	580,608	16,164
*,^ MiMedx Group Inc.		1,642,499	15,850
*	NxStage Medical Inc.	1,004,902	15,847
*	Inogen Inc.	319,069	15,491
*,^ MannKind Corp.		4,770,049	15,312
*	Repligen Corp.	548,869	15,286
*	Emergent BioSolutions Inc.	534,317	15,223
*	HeartWare International Inc.	290,134	15,177
*	PharMerica Corp.	530,568	15,105
*,^ Merrimack Pharmaceuticals Inc.		1,762,033	14,995
*	PRA Health Sciences Inc.	385,804	14,981
*	ImmunoGen Inc.	1,539,612	14,780
*	Sage Therapeutics Inc.	347,494	14,706
	PDL BioPharma Inc.	2,896,267	14,568
*,^ NewLink Genetics Corp.		405,503	14,533
*	PTC Therapeutics Inc.	542,778	14,492
*,^ Insys Therapeutics Inc.		503,302	14,324
*	LDR Holding Corp.	405,991	14,019
*	TherapeuticsMD Inc.	2,383,887	13,970
*	BioCryst Pharmaceuticals Inc.	1,221,241	13,922
*,^ Endologix Inc.		1,129,826	13,852
*	Nevro Corp.	295,596	13,713
*	HMS Holdings Corp.	1,557,486	13,659
*,^ Heron Therapeutics Inc.		552,841	13,489
*	Tornier NV	656,269	13,381
*	Achillion Pharmaceuticals Inc.	1,919,129	13,261
*	Eagle Pharmaceuticals Inc.	172,434	12,765
*	Retrophin Inc.	601,669	12,190
	Meridian Bioscience Inc.	695,481	11,893
*	Zafgen Inc.	371,128	11,858
*	Affymetrix Inc.	1,369,254	11,693

*	Luminex Corp.	685,064	11,584
*	Array BioPharma Inc.	2,525,998	11,519
*	Cynosure Inc. Class A	376,066	11,297
*	Acceleron Pharma Inc.	437,644	10,897
*	LHC Group Inc.	235,439	10,541
*	HealthStream Inc.	481,863	10,509
*	Orthofix International NV	311,377	10,509
^	Theravance Inc.	1,446,667	10,387
*,^ Synergy Pharmaceuticals Inc.		1,893,207	10,034
*	AtriCure Inc.	451,838	9,900
*	Quidel Corp.	520,616	9,829
*,^ Spark Therapeutics Inc.		235,346	9,821
*	Capital Senior Living Corp.	489,461	9,814
*	Enanta Pharmaceuticals Inc.	270,949	9,792
*	MacroGenics Inc.	446,923	9,573
	Atrion Corp.	25,068	9,399
*	Vascular Solutions Inc.	285,088	9,240
	National HealthCare Corp.	147,726	8,995
*	Supernus Pharmaceuticals Inc.	638,008	8,951
	US Physical Therapy Inc.	199,203	8,942
*,^ Spectranetics Corp.		745,770	8,793
*	Atara Biotherapeutics Inc.	277,763	8,733
*	Relypsa Inc.	448,897	8,309
*	Raptor Pharmaceutical Corp.	1,364,744	8,257
*	Hanger Inc.	598,929	8,169
*	Cardiovascular Systems Inc.	513,204	8,129
*,^ Amphastar Pharmaceuticals Inc.		695,030	8,125
*,^ Vanda Pharmaceuticals Inc.		719,827	8,120
*	Arena Pharmaceuticals Inc.	4,230,895	8,081
*	K2M Group Holdings Inc.	431,293	8,022
*	Anika Therapeutics Inc.	250,309	7,967
*	Mirati Therapeutics Inc.	231,144	7,956
*,^ Albany Molecular Research Inc.		445,836	7,766
*,^ Lexicon Pharmaceuticals Inc.		721,020	7,744
*,^ Geron Corp.		2,774,301	7,657
*,^ Cerus Corp.		1,682,404	7,638
	Invacare Corp.	523,281	7,572
*	Revance Therapeutics Inc.	253,087	7,532
*	Intersect ENT Inc.	316,477	7,406
*	Triple-S Management Corp. Class B	414,116	7,375
*,^ Spectrum Pharmaceuticals Inc.		1,211,425	7,244
*	Infinity Pharmaceuticals Inc.	854,893	7,224
*	Sucampo Pharmaceuticals Inc. Class A	362,266	7,198
*	Progenics Pharmaceuticals Inc.	1,241,009	7,099
*,^ Accelerate Diagnostics Inc.		438,168	7,090
*,^ Omeros Corp.		636,621	6,977
*	CorVel Corp.	211,601	6,835
*,^ La Jolla Pharmaceutical Co.		244,938	6,807
*	Sangamo BioSciences Inc.	1,198,912	6,762
*	Coherus Biosciences Inc.	337,012	6,754
*	Universal American Corp.	978,330	6,692
*,^ Accuray Inc.		1,306,202	6,524
*,^ Inovio Pharmaceuticals Inc.		1,118,108	6,463
*	Xencor Inc.	528,420	6,463
*,^ Keryx Biopharmaceuticals Inc.		1,814,246	6,386
*	Trevena Inc.	612,601	6,340
*,^ Aegerion Pharmaceuticals Inc.		465,552	6,331

*	Genomic Health Inc.	293,990	6,221
*	Sagent Pharmaceuticals Inc.	402,242	6,166
*,^ Rockwell Medical Inc.		798,762	6,158
*	AngioDynamics Inc.	463,977	6,120
*	Healthways Inc.	543,445	6,043
*	Esperion Therapeutics Inc.	255,912	6,037
*	Bellicum Pharmaceuticals Inc.	415,337	6,035
*	Aerie Pharmaceuticals Inc.	338,593	6,007
*	Dermira Inc.	256,982	5,998
*,^ TG Therapeutics Inc.		591,177	5,959
*,^ Northwest Biotherapeutics Inc.		952,868	5,955
*,^ Arrowhead Research Corp.		1,031,487	5,941
*,^ Idera Pharmaceuticals Inc.		1,731,485	5,800
*	Almost Family Inc.	144,434	5,785
*	Agenus Inc.	1,243,252	5,719
*	Aimmune Therapeutics Inc.	223,819	5,667
*	ANI Pharmaceuticals Inc.	142,494	5,630
*,^ Epizyme Inc.		436,436	5,613
*	BioTelemetry Inc.	452,839	5,543
*	Civitas Solutions Inc.	240,789	5,519
*	GenMark Diagnostics Inc.	699,385	5,504
*	SciClone Pharmaceuticals Inc.	784,881	5,447
*,^ Navidea Biopharmaceuticals Inc.		2,347,470	5,352
*,^ Osiris Therapeutics Inc.		288,347	5,326
*	SurModics Inc.	243,117	5,310
*	RTI Surgical Inc.	934,525	5,308
*	Corcept Therapeutics Inc.	1,399,672	5,263
*	Zogenix Inc.	386,267	5,215
*	STAAR Surgical Co.	654,148	5,076
*,^ Advaxis Inc.		494,738	5,061
*,^ Nobilis Health Corp.		966,224	5,044
*	Paratek Pharmaceuticals Inc.	260,630	4,952
*	Concert Pharmaceuticals Inc.	262,150	4,921
*	Oncothyreon Inc.	1,783,153	4,886
*,^ IGI Laboratories Inc.		734,216	4,802
*	Five Prime Therapeutics Inc.	311,658	4,796
*	NeoGenomics Inc.	832,720	4,771
*	KemPharm Inc.	245,552	4,759
*,^ Theravance Biopharma Inc.		432,800	4,756
*,^ Seres Therapeutics Inc.		160,462	4,756
*	Aratana Therapeutics Inc.	550,950	4,661
*,^ Teladoc Inc.		204,400	4,556
*	Pfenex Inc.	302,792	4,545
*,^ BioDelivery Sciences International Inc.		810,597	4,507
	CryoLife Inc.	459,695	4,473
*	Otonomy Inc.	249,061	4,436
*	Threshold Pharmaceuticals Inc.	1,081,368	4,401
*,^ Galena Biopharma Inc.		2,779,985	4,392
*	Cara Therapeutics Inc.	305,478	4,365
*,^ InVivo Therapeutics Holdings Corp.		504,254	4,347
*	OraSure Technologies Inc.	957,901	4,253
*,^ Foundation Medicine Inc.		226,696	4,183
*,^ Antares Pharma Inc.		2,456,843	4,177
*,^ Orexigen Therapeutics Inc.		1,950,821	4,116
*	Fluidigm Corp.	499,608	4,052
*	Curis Inc.	1,969,173	3,978
*	Lion Biotechnologies Inc.	680,350	3,919

*	Flexion Therapeutics Inc.	263,415	3,914
*	Cytokinetics Inc.	584,972	3,913
*,^ Ardelyx Inc.		225,130	3,890
*	Rigel Pharmaceuticals Inc.	1,565,724	3,867
*,^ Tetraphase Pharmaceuticals Inc.		508,682	3,795
*	Pernix Therapeutics Holdings Inc.	1,175,001	3,713
*,^ Organovo Holdings Inc.		1,378,405	3,694
*,^ Pacific Biosciences of California Inc.		1,003,162	3,672
*	Ocular Therapeutix Inc.	257,036	3,614
*	Catalyst Pharmaceuticals Inc.	1,199,800	3,599
*,^ Sequenom Inc.		2,046,799	3,582
*	Anthera Pharmaceuticals Inc.	587,914	3,580
*	Durect Corp.	1,827,261	3,563
*	BioSpecifics Technologies Corp.	81,260	3,538
*,^ Karyopharm Therapeutics Inc.		334,828	3,526
*,^ AAC Holdings Inc.		158,125	3,518
*,^ Regulus Therapeutics Inc.		535,462	3,502
*	XenoPort Inc.	1,007,627	3,496
*,^ CTI BioPharma Corp.		2,393,864	3,495
*,^ Versartis Inc.		301,866	3,481
*	Invitae Corp.	478,321	3,453
*	Ignyta Inc.	391,853	3,440
*	Egalet Corp.	258,605	3,408
*	Glaukos Corp.	140,422	3,397
*	Cutera Inc.	256,696	3,358
*	Akebia Therapeutics Inc.	342,665	3,310
*,^ Synthetic Biologics Inc.		1,455,012	3,303
*,^ OvaScience Inc.		387,815	3,293
*,^ Peregrine Pharmaceuticals Inc.		3,173,233	3,237
*	RadNet Inc.	579,039	3,214
*,^ ConforMIS Inc.		176,988	3,196
*,^ NanoString Technologies Inc.		197,077	3,153
*,^ Ocata Therapeutics Inc.		738,783	3,088
*	OncoMed Pharmaceuticals Inc.	186,062	3,087
*	Addus HomeCare Corp.	97,595	3,040
*,^ Repros Therapeutics Inc.		408,054	3,032
*	Blueprint Medicines Corp.	141,365	3,017
*	Sorrento Therapeutics Inc.	357,565	3,000
*,^ XBiotech Inc.		198,310	2,963
*	POZEN Inc.	497,055	2,900
*,^ ChemoCentryx Inc.		473,107	2,862
*,^ Synta Pharmaceuticals Corp.		1,618,854	2,817
*	Exactech Inc.	156,674	2,731
*	Heska Corp.	89,555	2,730
*	SeaSpine Holdings Corp.	168,394	2,728
*	Inotek Pharmaceuticals Corp.	287,359	2,701
	LeMaitre Vascular Inc.	220,830	2,692
*,^ T2 Biosystems Inc.		307,270	2,692
*	Avalanche Biotechnologies Inc.	326,258	2,688
*	Assembly Biosciences Inc.	280,974	2,686
	Utah Medical Products Inc.	49,349	2,658
*,^ Collegium Pharmaceutical Inc.		119,774	2,648
*,^ VIVUS Inc.		1,605,168	2,632
*,^ Medgenics Inc.		332,207	2,598
*,^ Endocyte Inc.		566,005	2,592
*,^ Trovagene Inc.		453,633	2,581
*	Synergetics USA Inc.	388,058	2,550

*,^ Tobira Therapeutics Inc.		263,795	2,548
*,^ Immunomedics Inc.		1,474,830	2,537
*	Adamas Pharmaceuticals Inc.	150,759	2,524
*	Tandem Diabetes Care Inc.	284,831	2,509
*,^ Avinger Inc.		166,290	2,446
*,^ Ampio Pharmaceuticals Inc.		839,379	2,426
*	Genesis Healthcare Inc.	393,482	2,412
*,^ CytRx Corp.		974,643	2,310
*,^ Tenax Therapeutics Inc.		761,068	2,306
*	Chiasma Inc.	115,872	2,304
*	Vitae Pharmaceuticals Inc.	207,565	2,285
*	Stemline Therapeutics Inc.	257,682	2,275
*	Enzo Biochem Inc.	710,691	2,253
*	Corindus Vascular Robotics Inc.	718,290	2,220
*	Applied Genetic Technologies Corp.	166,190	2,184
*,^ Immune Design Corp.		176,984	2,159
*,^ BioTime Inc.		713,544	2,141
*,^ BioScrip Inc.		1,136,638	2,126
*	Sientra Inc.	206,868	2,100
*	Nivalis Therapeutics Inc.	161,630	2,096
*,^ CytoSorbents Corp.		328,449	2,073
*	Corium International Inc.	220,335	2,060
*	iRadimed Corp.	84,538	2,059
*	Five Star Quality Care Inc.	663,749	2,051
*	Genocea Biosciences Inc.	296,791	2,033
*,^ Unilife Corp.		2,046,607	2,005
*	Juniper Pharmaceuticals Inc.	170,056	2,003
*	Entellus Medical Inc.	108,082	1,948
*	OncoSec Medical Inc.	370,200	1,907
*	Symmetry Surgical Inc.	209,681	1,866
*,^ Natera Inc.		171,100	1,856
*	Dicerna Pharmaceuticals Inc.	218,946	1,798
*,^ Neuralstem Inc.		1,453,583	1,773
*	Harvard Bioscience Inc.	468,415	1,771
*	ArQule Inc.	938,858	1,756
*	Loxo Oncology Inc.	99,357	1,737
*	Provectus Biopharmaceuticals Inc. Class A	2,997,819	1,724
*	Derma Sciences Inc.	361,878	1,704
*,^ Fibrocell Science Inc.		439,139	1,691
*	Fate Therapeutics Inc.	307,538	1,639
*	pSivida Corp.	447,326	1,633
*	Proteon Therapeutics Inc.	111,423	1,550
*,^ AcelRx Pharmaceuticals Inc.		499,644	1,524
*,^ Tokai Pharmaceuticals Inc.		145,408	1,505
*	Tonix Pharmaceuticals Holding Corp.	280,564	1,484
*,^ Rexahn Pharmaceuticals Inc.		2,845,469	1,480
	Digirad Corp.	384,321	1,437
*,^ Flex Pharma Inc.		119,152	1,431
*	FONAR Corp.	106,594	1,429
*,^ XOMA Corp.		1,890,520	1,421
*,^ ContraFect Corp.		316,601	1,409
*	Alliance HealthCare Services Inc.	140,174	1,368
*,^ Fortress Biotech Inc.		526,032	1,368
*,^ Abeona Therapeutics Inc.		336,817	1,364
*,^ Athersys Inc.		1,239,225	1,363
*,^ Mast Therapeutics Inc.		2,339,086	1,357
*,^ Bio-Path Holdings Inc.		1,168,261	1,332

*,^ Asterias Biotherapeutics Inc.		338,059	1,308
*	Kindred Biosciences Inc.	250,725	1,304
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	1,302
*,^ IsoRay Inc.		924,245	1,294
*	AxoGen Inc.	297,858	1,227
*,^ Vital Therapies Inc.		303,251	1,225
*	EPIRUS Biopharmaceuticals Inc.	276,873	1,224
*,^ Caladrius Biosciences Inc.		803,356	1,197
*	EndoChoice Holdings Inc.	105,116	1,194
*	Pain Therapeutics Inc.	648,731	1,187
	Psychemedics Corp.	113,707	1,145
*	AVEO Pharmaceuticals Inc.	939,983	1,137
*	SCYNEXIS Inc.	152,100	1,107
*	PharmAthene Inc.	827,001	1,100
*,^ CorMedix Inc.		547,062	1,089
*,^ aTyr Pharma Inc.		106,067	1,088
*,^ Apricus Biosciences Inc.		729,018	1,064
*	Alliqua BioMedical Inc.	334,973	1,062
*	Tracon Pharmaceuticals Inc.	108,495	1,060
*	ContraVir Pharmaceuticals Inc.	498,249	1,041
*,^ Cancer Genetics Inc.		132,185	1,034
*	Vericel Corp.	381,091	1,033
*	Dipexium Pharmaceuticals Inc.	72,682	1,018
*,^ Calithera Biosciences Inc.		183,125	994
	AdCare Health Systems Inc.	298,748	992
*,^ Conatus Pharmaceuticals Inc.		219,865	978
*,^ OncoGenex Pharmaceuticals Inc.		436,526	973
*	Neos Therapeutics Inc.	45,636	959
*	Cidara Therapeutics Inc.	75,332	958
*,^ Alimera Sciences Inc.		430,569	952
*	Sunesis Pharmaceuticals Inc.	1,161,564	941
*,^ Actinium Pharmaceuticals Inc.		530,360	939
*	Cumberland Pharmaceuticals Inc.	162,395	937
*	Verastem Inc.	523,212	937
*,^ TearLab Corp.		459,841	924
*,^ NanoViricides Inc.		765,867	911
*	Achaogen Inc.	150,172	865
*,^ Ocera Therapeutics Inc.		264,414	836
*	InfuSystems Holdings Inc.	303,633	829
*	IRIDEX Corp.	107,001	826
*,^ BIND Therapeutics Inc.		183,435	818
*,^ Galectin Therapeutics Inc.		345,606	809
*	Recro Pharma Inc.	67,102	807
*	MediciNova Inc.	284,112	807
*	Global Blood Therapeutics Inc.	18,700	788
*	MEI Pharma Inc.	482,002	757
*,^ CEL-SCI Corp.		1,233,606	750
*	Carbylan Therapeutics Inc.	208,131	743
*,^ StemCells Inc.		1,769,454	743
*	Adamis Pharmaceuticals Corp.	175,999	695
*	GlycoMimetics Inc.	122,530	686
*	Misonix Inc.	59,525	654
*	ImmunoCellular Therapeutics Ltd.	1,547,621	650
*	Cerulean Pharma Inc.	175,992	644
*	Retractable Technologies Inc.	175,484	635
*,^ Biolase Inc.		687,575	619
*	Cymabay Therapeutics Inc.	317,847	617

*,^ Cytori Therapeutics Inc.		1,796,704	611
*	vTv Therapeutics Inc. Class A	93,692	611
	Enzon Pharmaceuticals Inc.	624,707	606
*,^ Corbus Pharmaceuticals Holdings Inc.		381,789	599
*	Veracyte Inc.	127,777	599
*	Vical Inc.	1,299,653	598
*	Catalyst Biosciences Inc.	127,556	594
*	Aldeyra Therapeutics Inc.	101,870	594
	Daxor Corp.	66,668	580
*	Argos Therapeutics Inc.	119,485	579
*,^ Sunshine Heart Inc.		258,495	569
*	Brainstorm Cell Therapeutics Inc.	244,224	559
*	Neothetics Inc.	68,038	549
*,^ Alexza Pharmaceuticals Inc.		425,033	540
*,^ Celator Pharmaceuticals Inc.		322,916	536
*	Aradigm Corp.	76,576	536
*	Second Sight Medical Products Inc.	90,104	534
*,^ Hansen Medical Inc.		142,105	534
*,^ TriVascular Technologies Inc.		101,441	507
*	Catabasis Pharmaceuticals Inc.	62,599	506
*	Chembio Diagnostics Inc.	123,989	501
*	HTG Molecular Diagnostics Inc.	65,650	500
*	CAS Medical Systems Inc.	400,050	500
*,^ Biocept Inc.		215,365	495
*	Imprimis Pharmaceuticals Inc.	76,279	493
*	Hemispherx Biopharma Inc.	2,858,987	487
*	Lantheus Holdings Inc.	110,898	477
*,^ EnteroMedics Inc.		1,825,754	475
*	Alphatec Holdings Inc.	1,416,564	467
*	Bovie Medical Corp.	235,448	466
*,^ iBio Inc.		683,611	465
*,^ Palatin Technologies Inc.		562,490	456
*,^ Bellerophon Therapeutics Inc.		87,474	454
	Span-America Medical Systems Inc.	25,343	447
*,^ Vermillion Inc.		219,782	444
*	Discovery Laboratories Inc.	1,479,737	444
*	Invuity Inc.	31,432	441
*	Celsion Corp.	262,411	438
*,^ Heat Biologics Inc.		88,564	410
*	Cardica Inc.	1,355,279	390
*,^ Oragenics Inc.		227,875	367
*	Cogentix Medical Inc.	289,122	359
*	REGENXBIO Inc.	16,030	353
*	Zosano Pharma Corp.	88,338	350
*	Zynerba Pharmaceuticals Inc.	24,359	349
	Diversicare Healthcare Services Inc.	33,583	346
*,^ Joint Corp.		50,675	328
*,^ GTx Inc.		426,478	324
*,^ OXiGENE Inc.		343,666	320
*,^ Oculus Innovative Sciences Inc.		246,641	318
*	Marinus Pharmaceuticals Inc.	37,068	309
*	MGC Diagnostics Corp.	46,575	307
*	Biodel Inc.	698,555	307
*	Eleven Biotherapeutics Inc.	126,551	305
*	CareDx Inc.	68,415	285
*,^ PhotoMedex Inc.		542,154	282
*	Agile Therapeutics Inc.	41,068	277

*	Opexa Therapeutics Inc.	88,089	276
*,^ Amedica Corp.		863,324	269
*	Echo Therapeutics Inc.	170,831	265
*	Onconova Therapeutics Inc.	191,299	260
*	CASI Pharmaceuticals Inc.	241,336	258
*,^ Celladon Corp.		243,153	255
*,^ ARCA biopharma Inc.		50,021	249
*,^ Stereotaxis Inc.		261,780	243
*,^ Cyclacel Pharmaceuticals Inc.		465,134	237
*,^ TetraLogic Pharmaceuticals Corp.		126,006	237
*	Aethlon Medical Inc.	32,892	235
*	Cesca Therapeutics Inc.	438,429	232
*,^ Atossa Genetics Inc.		295,017	227
*,^ NephroGenex Inc.		64,091	217
*	Akers Biosciences Inc.	60,354	190
*	ERBA Diagnostics Inc.	92,345	183
*,^ Cleveland BioLabs Inc.		40,540	176
*,^ Venaxis Inc.		540,580	173
*	ADMA Biologics Inc.	20,635	173
*	Penumbra Inc.	4,253	171
*	Acura Pharmaceuticals Inc.	67,640	159
*	RXi Pharmaceuticals Corp.	396,875	149
*	CombiMatrix Corp.	129,015	148
*	NovaBay Pharmaceuticals Inc.	525,932	147
*,^ Presbia plc		26,900	147
*	CoLucid Pharmaceuticals Inc.	38,043	147
*	Nanosphere Inc.	82,523	135
*	Minerva Neurosciences Inc.	25,332	133
*	Harvard Apparatus Regenerative Technology Inc.	149,545	127
*	Bioanalytical Systems Inc.	65,847	119
*	Evoke Pharma Inc.	39,971	118
*	Ritter Pharmaceuticals Inc.	55,031	113
*	Hooper Holmes Inc.	943,091	107
*,^ Viking Therapeutics Inc.		18,275	106
*	Allied Healthcare Products Inc.	87,500	101
*,^ BioLife Solutions Inc.		44,586	95
*	GenVec Inc.	38,974	90
*	ProPhase Labs Inc.	56,433	89
*	Arrhythmia Research Technology Inc.	12,440	78
*,^ Signal Genetics Inc.		70,186	65
*,^ Arcadia Biosciences Inc.		19,953	61
*	Capricor Therapeutics Inc.	12,671	51
*	Escalon Medical Corp.	46,489	51
*,^ Transgenomic Inc.		53,000	50
*	ImmuCell Corp.	7,633	47
*	USMD Holdings Inc.	5,047	37
*	Sophiris Bio Inc.	41,179	35
*	Immune Pharmaceuticals Inc.	22,953	27
*	Roka Bioscience Inc.	13,614	26
	Birner Dental Management Services Inc.	1,710	22
*	Pulmatrix Inc.	4,241	21
*	Jaguar Animal Health Inc.	4,425	14
*	Histogenics Corp.	3,570	14
*	Electromed Inc.	7,600	14
*	VBI Vaccines Inc.	3,463	9
*	BioPharmX Corp.	8,800	9
*	Semler Scientific Inc.	3,107	9

* GlobeImmune Inc.	2,318	6
* Cellectar Biosciences Inc.	1,700	3
* Milestone Scientific Inc.	280	1
* Delcath Systems Inc.	642	—
		50,525,235
Industrials (12.3%)
General Electric Co.	179,919,477	4,537,569
3M Co.	11,135,657	1,578,702
Boeing Co.	11,504,942	1,506,572
Union Pacific Corp.	15,464,928	1,367,254
United Technologies Corp.	15,076,987	1,341,701
Honeywell International Inc.	13,241,139	1,253,803
United Parcel Service Inc. Class B	12,449,969	1,228,687
Accenture plc Class A	11,128,657	1,093,502
Lockheed Martin Corp.	4,703,669	975,118
Danaher Corp.	10,356,944	882,515
Caterpillar Inc.	10,737,924	701,831
FedEx Corp.	4,782,340	688,561
General Dynamics Corp.	4,887,657	674,252
Automatic Data Processing Inc.	8,304,312	667,335
* PayPal Holdings Inc.	20,633,169	640,454
Raytheon Co.	5,406,633	590,729
Northrop Grumman Corp.	3,336,860	553,752
Precision Castparts Corp.	2,327,134	534,566
Emerson Electric Co.	11,714,651	517,436
CSX Corp.	17,528,620	471,520
Illinois Tool Works Inc.	5,545,110	456,418
TE Connectivity Ltd.	7,170,757	429,457
Eaton Corp. plc	8,326,937	427,172
Deere & Co.	5,553,743	410,977
Norfolk Southern Corp.	5,370,188	410,282
Waste Management Inc.	8,064,931	401,714
* LinkedIn Corp. Class A	2,043,514	388,533
* Fiserv Inc.	4,179,007	361,944
Cummins Inc.	3,181,547	345,452
Fidelity National Information Services Inc.	5,016,600	336,514
PACCAR Inc.	6,325,328	329,992
Sherwin-Williams Co.	1,411,247	314,398
Roper Technologies Inc.	1,792,227	280,842
Amphenol Corp. Class A	5,508,208	280,698
Paychex Inc.	5,784,264	275,504
* Alliance Data Systems Corp.	1,039,201	269,132
Tyco International plc	7,518,989	251,585
Rockwell Automation Inc.	2,386,469	242,155
WestRock Co.	4,668,815	240,164
Ingersoll-Rand plc	4,723,674	239,821
Parker-Hannifin Corp.	2,462,289	239,581
WW Grainger Inc.	1,057,444	227,361
AMETEK Inc.	4,307,079	225,346
* FleetCor Technologies Inc.	1,557,943	214,404
Vulcan Materials Co.	2,373,594	211,725
* Stericycle Inc.	1,510,292	210,399
Agilent Technologies Inc.	5,935,217	203,756
* Verisk Analytics Inc. Class A	2,702,969	199,776
* TransDigm Group Inc.	912,133	193,746
Rockwell Collins Inc.	2,334,958	191,093
Republic Services Inc. Class A	4,362,643	179,741

Kansas City Southern	1,962,729	178,373
Xerox Corp.	18,160,647	176,703
Sealed Air Corp.	3,680,438	172,539
Martin Marietta Materials Inc.	1,134,335	172,362
CH Robinson Worldwide Inc.	2,533,127	171,695
Fastenal Co.	4,650,922	170,270
Textron Inc.	4,419,723	166,358
Pentair plc	3,205,108	163,589
Dover Corp.	2,799,766	160,091
Expeditors International of Washington Inc.	3,364,101	158,281
Masco Corp.	6,119,968	154,101
Ball Corp.	2,447,205	152,216
Towers Watson & Co. Class A	1,233,703	144,812
Wabtec Corp.	1,634,525	143,920
* Mettler-Toledo International Inc.	495,250	141,017
Acuity Brands Inc.	774,157	135,926
L-3 Communications Holdings Inc.	1,291,636	135,002
Fortune Brands Home & Security Inc.	2,840,624	134,844
Cintas Corp.	1,568,875	134,531
* Sensata Technologies Holding NV	3,022,059	133,998
Total System Services Inc.	2,939,442	133,539
Global Payments Inc.	1,156,693	132,707
* Spirit AeroSystems Holdings Inc. Class A	2,504,835	121,084
JB Hunt Transport Services Inc.	1,651,319	117,904
Broadridge Financial Solutions Inc.	2,108,168	116,687
* Vantiv Inc. Class A	2,591,491	116,410
Robert Half International Inc.	2,274,334	116,355
* Crown Holdings Inc.	2,481,534	113,530
ManpowerGroup Inc.	1,378,903	112,918
Fluor Corp.	2,594,148	109,862
Waste Connections Inc.	2,196,202	106,691
* Flextronics International Ltd.	10,047,929	105,905
Xylem Inc.	3,207,175	105,356
Packaging Corp. of America	1,739,692	104,660
Avnet Inc.	2,388,078	101,923
* United Rentals Inc.	1,697,271	101,921
* HD Supply Holdings Inc.	3,543,776	101,423
Carlisle Cos. Inc.	1,160,043	101,365
Jack Henry & Associates Inc.	1,429,367	99,498
IDEX Corp.	1,384,309	98,701
Allegion plc	1,697,752	97,892
Flowserve Corp.	2,364,748	97,286
Macquarie Infrastructure Corp.	1,271,854	94,957
* CoStar Group Inc.	547,943	94,827
* Arrow Electronics Inc.	1,682,121	92,988
* Keysight Technologies Inc.	3,012,347	92,901
PerkinElmer Inc.	2,012,817	92,509
Valspar Corp.	1,280,117	92,015
Huntington Ingalls Industries Inc.	855,390	91,655
ADT Corp.	3,026,860	90,503
AO Smith Corp.	1,344,993	87,680
Lennox International Inc.	758,261	85,934
* Quanta Services Inc.	3,532,554	85,523
Owens Corning	1,984,978	83,190
B/E Aerospace Inc.	1,885,554	82,776
* Jacobs Engineering Group Inc.	2,199,364	82,322
Allison Transmission Holdings Inc.	2,859,310	76,315

Hexcel Corp.	1,700,215	76,272
Hubbell Inc. Class B	897,281	76,224
Orbital ATK Inc.	1,048,083	75,326
* Trimble Navigation Ltd.	4,581,011	75,220
Graphic Packaging Holding Co.	5,836,441	74,648
* AECOM	2,680,960	73,753
AptarGroup Inc.	1,116,207	73,625
* Zebra Technologies Corp.	926,364	70,913
* Old Dominion Freight Line Inc.	1,156,883	70,570
MAXIMUS Inc.	1,171,139	69,753
Graco Inc.	1,037,151	69,520
FLIR Systems Inc.	2,477,933	69,357
Ryder System Inc.	936,181	69,315
Jabil Circuit Inc.	3,097,943	69,301
Bemis Co. Inc.	1,724,653	68,245
Donaldson Co. Inc.	2,419,476	67,939
* Genpact Ltd.	2,871,928	67,806
^ Chicago Bridge & Iron Co. NV	1,706,124	67,665
Sonoco Products Co.	1,782,060	67,255
Toro Co.	952,142	67,164
* Euronet Worldwide Inc.	887,054	65,722
Lincoln Electric Holdings Inc.	1,221,604	64,049
* Berry Plastics Group Inc.	2,129,664	64,039
Trinity Industries Inc.	2,748,524	62,309
AGCO Corp.	1,325,662	61,816
Nordson Corp.	979,242	61,633
MDU Resources Group Inc.	3,495,257	60,118
* CoreLogic Inc.	1,596,624	59,442
* WEX Inc.	684,305	59,425
* Owens-Illinois Inc.	2,854,260	59,140
Eagle Materials Inc.	849,758	58,140
* Kirby Corp.	935,284	57,941
National Instruments Corp.	2,061,442	57,287
* Genesee & Wyoming Inc. Class A	945,315	55,849
RR Donnelley & Sons Co.	3,702,441	53,908
FEI Co.	737,803	53,889
Watsco Inc.	450,650	53,393
Air Lease Corp. Class A	1,725,836	53,363
ITT Corp.	1,588,023	53,088
MSC Industrial Direct Co. Inc. Class A	857,060	52,306
* Teledyne Technologies Inc.	573,071	51,748
Oshkosh Corp.	1,389,444	50,479
Cognex Corp.	1,467,235	50,429
Landstar System Inc.	787,326	49,972
Deluxe Corp.	885,056	49,333
Con-way Inc.	1,011,789	48,009
Booz Allen Hamilton Holding Corp. Class A	1,824,749	47,827
Curtiss-Wright Corp.	754,488	47,095
BWX Technologies Inc.	1,781,976	46,973
EMCOR Group Inc.	1,049,618	46,446
* IPG Photonics Corp.	609,171	46,279
EnerSys	863,524	46,268
* Colfax Corp.	1,540,845	46,087
World Fuel Services Corp.	1,273,814	45,603
Regal Beloit Corp.	784,772	44,300
KBR Inc.	2,558,040	42,617
CLARCOR Inc.	887,225	42,303

	Woodward Inc.	1,031,790	41,994
*	USG Corp.	1,558,213	41,480
*	Esterline Technologies Corp.	569,954	40,974
	CEB Inc.	594,686	40,641
	Silgan Holdings Inc.	778,109	40,493
*	Clean Harbors Inc.	894,039	39,311
	Heartland Payment Systems Inc.	613,741	38,672
	Crane Co.	817,022	38,081
	Timken Co.	1,376,480	37,839
*	Generac Holdings Inc.	1,228,462	36,964
*,^ XPO Logistics Inc.		1,548,509	36,901
*	Armstrong World Industries Inc.	772,215	36,866
	Triumph Group Inc.	874,986	36,819
	Convergys Corp.	1,590,514	36,757
	Valmont Industries Inc.	385,132	36,545
	Littelfuse Inc.	395,995	36,095
*	WESCO International Inc.	775,205	36,024
*	Louisiana-Pacific Corp.	2,521,365	35,904
	Covanta Holding Corp.	2,033,372	35,482
	Belden Inc.	755,652	35,281
	Kennametal Inc.	1,397,336	34,780
	HEICO Corp. Class A	759,115	34,471
*	Advisory Board Co.	754,840	34,375
	GATX Corp.	770,570	34,021
*	Moog Inc. Class A	624,808	33,783
*	KLX Inc.	932,685	33,334
*,^ Cimpress NV		435,368	33,136
	Terex Corp.	1,830,961	32,847
^	Manitowoc Co. Inc.	2,176,449	32,647
*	Imperva Inc.	484,142	31,702
*	Sanmina Corp.	1,457,189	31,140
*	On Assignment Inc.	840,314	31,008
	Barnes Group Inc.	859,861	30,998
*	Masonite International Corp.	504,568	30,567
*,^ Ambarella Inc.		528,583	30,547
*	FTI Consulting Inc.	735,098	30,514
	Korn/Ferry International	905,078	29,931
	Mueller Industries Inc.	1,008,722	29,838
	Matson Inc.	760,828	29,284
	UniFirst Corp.	271,243	28,971
*,^ Knowles Corp.		1,564,779	28,839
*	WageWorks Inc.	636,660	28,701
*	Anixter International Inc.	492,504	28,457
*	Proto Labs Inc.	415,836	27,861
*,^ NeuStar Inc. Class A		967,743	26,332
	Joy Global Inc.	1,719,314	25,669
*	Cardtronics Inc.	784,123	25,641
	Knight Transportation Inc.	1,067,546	25,621
	ABM Industries Inc.	934,422	25,519
*	OSI Systems Inc.	331,259	25,494
*	Greatbatch Inc.	451,169	25,455
*	Huron Consulting Group Inc.	405,396	25,349
*	AMN Healthcare Services Inc.	842,768	25,291
*	Universal Display Corp.	739,865	25,081
	Watts Water Technologies Inc. Class A	473,732	25,023
	Applied Industrial Technologies Inc.	652,825	24,905
	Simpson Manufacturing Co. Inc.	741,746	24,841

Mobile Mini Inc.	806,150	24,821
Tetra Tech Inc.	1,013,314	24,634
* DigitalGlobe Inc.	1,270,228	24,160
* Rexnord Corp.	1,416,403	24,051
* Coherent Inc.	437,896	23,953
* Headwaters Inc.	1,260,569	23,699
* RBC Bearings Inc.	395,106	23,600
Brink's Co.	865,007	23,364
* Plexus Corp.	600,906	23,183
Heartland Express Inc.	1,154,501	23,021
* Swift Transportation Co.	1,532,170	23,013
Vishay Intertechnology Inc.	2,357,063	22,840
MSA Safety Inc.	564,075	22,546
* SPX FLOW Inc.	650,549	22,398
Forward Air Corp.	539,572	22,387
* Hub Group Inc. Class A	612,064	22,285
G&K Services Inc. Class A	333,609	22,225
Aircastle Ltd.	1,071,161	22,077
Essendant Inc.	680,156	22,057
Apogee Enterprises Inc.	491,354	21,939
AZZ Inc.	437,262	21,290
* TopBuild Corp.	680,459	21,074
* TASER International Inc.	953,373	20,998
* Benchmark Electronics Inc.	949,202	20,655
Methode Electronics Inc.	645,781	20,600
* ExlService Holdings Inc.	557,773	20,599
Mueller Water Products Inc. Class A	2,665,796	20,420
* ExamWorks Group Inc.	696,605	20,369
EVERTEC Inc.	1,118,475	20,211
Otter Tail Corp.	759,686	19,797
Universal Forest Products Inc.	342,781	19,772
Sturm Ruger & Co. Inc.	336,839	19,769
Exponent Inc.	441,675	19,681
Franklin Electric Co. Inc.	720,008	19,606
* Itron Inc.	613,104	19,564
* Trex Co. Inc.	571,131	19,036
Werner Enterprises Inc.	751,970	18,874
Actuant Corp. Class A	1,013,726	18,642
Granite Construction Inc.	628,097	18,636
John Bean Technologies Corp.	485,598	18,574
* Meritor Inc.	1,736,237	18,456
^ Outerwall Inc.	324,060	18,449
Tennant Co.	323,530	18,176
* MasTec Inc.	1,132,225	17,923
Kaman Corp.	497,051	17,819
* Sykes Enterprises Inc.	698,234	17,805
* Boise Cascade Co.	697,114	17,581
* Rogers Corp.	325,845	17,328
Comfort Systems USA Inc.	635,161	17,314
Standex International Corp.	226,036	17,032
Multi-Color Corp.	221,939	16,976
Advanced Drainage Systems Inc.	581,323	16,818
EnPro Industries Inc.	425,376	16,662
* TrueBlue Inc.	741,473	16,661
ESCO Technologies Inc.	458,335	16,454
* TransUnion	647,201	16,258
* Smith & Wesson Holding Corp.	958,182	16,165

	MTS Systems Corp.	268,905	16,164
	US Ecology Inc.	365,678	15,962
^	Greenbrier Cos. Inc.	495,210	15,901
*	Babcock & Wilcox Enterprises Inc.	943,348	15,848
	Brady Corp. Class A	804,101	15,809
*	II-VI Inc.	981,674	15,785
*	American Woodmark Corp.	241,206	15,647
*	Aerojet Rocketdyne Holdings Inc.	964,582	15,607
*	PHH Corp.	1,095,019	15,462
	Cubic Corp.	368,101	15,438
*	Continental Building Products Inc.	746,326	15,330
	Insperity Inc.	346,305	15,213
*	Atlas Air Worldwide Holdings Inc.	438,797	15,165
	Albany International Corp.	513,575	14,693
	Federal Signal Corp.	1,071,683	14,693
*	Summit Materials Inc. Class A	771,298	14,477
*	Veeco Instruments Inc.	704,145	14,442
	Greif Inc. Class A	440,615	14,060
*	Navigant Consulting Inc.	881,448	14,024
	Badger Meter Inc.	238,044	13,821
^	Lindsay Corp.	203,608	13,803
	AAON Inc.	706,343	13,689
*	Saia Inc.	438,473	13,571
*	Builders FirstSource Inc.	1,058,451	13,421
*	Rofin-Sinar Technologies Inc.	506,909	13,144
*	TriMas Corp.	800,110	13,082
	Harsco Corp.	1,416,812	12,850
*	Wabash National Corp.	1,209,344	12,807
	Kforce Inc.	477,263	12,542
*	TriNet Group Inc.	745,392	12,523
	CIRCOR International Inc.	310,455	12,455
*	Astronics Corp.	307,978	12,452
*	RPX Corp.	906,658	12,439
*	Wesco Aircraft Holdings Inc.	1,011,662	12,342
*,^ LifeLock Inc.		1,401,486	12,277
*	M/A-COM Technology Solutions Holdings Inc.	420,861	12,201
	Primoris Services Corp.	678,079	12,144
*	Nortek Inc.	188,885	11,958
	Griffon Corp.	756,094	11,924
	McGrath RentCorp	441,858	11,793
	Quanex Building Products Corp.	649,003	11,792
*	Tutor Perini Corp.	705,462	11,612
	Raven Industries Inc.	679,006	11,509
	AAR Corp.	606,050	11,497
*	Team Inc.	355,685	11,425
	ManTech International Corp. Class A	437,240	11,237
*	Thermon Group Holdings Inc.	545,499	11,210
	Sun Hydraulics Corp.	405,567	11,141
*	US Concrete Inc.	231,580	11,067
	Astec Industries Inc.	328,223	10,999
	AVX Corp.	837,638	10,965
*	Aegion Corp. Class A	664,260	10,947
*,^ Navistar International Corp.		860,338	10,943
	Encore Wire Corp.	332,368	10,858
	Materion Corp.	358,754	10,770
*	Paylocity Holding Corp.	359,081	10,769
	ArcBest Corp.	414,972	10,694

*	FARO Technologies Inc.	304,451	10,656
*	Fabrinet	573,958	10,521
	Altra Industrial Motion Corp.	448,660	10,373
	CTS Corp.	558,910	10,345
*	ICF International Inc.	335,143	10,185
*	Roadrunner Transportation Systems Inc.	542,100	9,975
*	PGT Inc.	810,188	9,949
	Viad Corp.	342,619	9,933
*	Monster Worldwide Inc.	1,530,290	9,824
	Resources Connection Inc.	651,003	9,811
*	Echo Global Logistics Inc.	499,850	9,797
	General Cable Corp.	812,481	9,669
*	MYR Group Inc.	367,787	9,636
*	Inovalon Holdings Inc. Class A	458,778	9,556
	H&E Equipment Services Inc.	560,801	9,377
*	Gibraltar Industries Inc.	508,759	9,336
	Cass Information Systems Inc.	186,902	9,182
*	Newport Corp.	665,926	9,156
	HEICO Corp.	183,907	8,989
	TeleTech Holdings Inc.	328,780	8,808
*,^ Rentrak Corp.		159,825	8,642
	Hyster-Yale Materials Handling Inc.	146,599	8,478
*	Patrick Industries Inc.	214,277	8,462
*	Engility Holdings Inc.	322,147	8,305
	NN Inc.	448,772	8,302
*	Installed Building Products Inc.	326,886	8,264
*	Lydall Inc.	287,286	8,185
	TAL International Group Inc.	585,753	8,007
	Global Brass & Copper Holdings Inc.	387,534	7,948
	SPX Corp.	650,549	7,755
*	CBIZ Inc.	788,112	7,739
*	Air Transport Services Group Inc.	899,819	7,693
	Acacia Research Corp.	845,377	7,676
	Alamo Group Inc.	163,256	7,632
	Gorman-Rupp Co.	318,260	7,629
	Ennis Inc.	436,851	7,584
*	DXP Enterprises Inc.	276,276	7,537
	Douglas Dynamics Inc.	378,881	7,525
	Argan Inc.	215,947	7,489
	Celadon Group Inc.	463,960	7,433
*	TTM Technologies Inc.	1,192,003	7,426
	Kadant Inc.	188,546	7,355
	Kelly Services Inc. Class A	518,062	7,325
*	YRC Worldwide Inc.	548,050	7,267
*	Aerovironment Inc.	361,726	7,249
*	UTi Worldwide Inc.	1,568,993	7,202
	Marten Transport Ltd.	426,631	6,899
	Myers Industries Inc.	508,799	6,818
^	Textainer Group Holdings Ltd.	408,298	6,733
*	Kimball Electronics Inc.	557,228	6,648
	TimkenSteel Corp.	652,333	6,602
*	Cross Country Healthcare Inc.	484,149	6,589
*	GSI Group Inc.	492,032	6,264
	Landauer Inc.	168,878	6,247
	Park Electrochemical Corp.	351,447	6,182
^	American Railcar Industries Inc.	169,298	6,122
	Columbus McKinnon Corp.	334,935	6,082

Schnitzer Steel Industries Inc.	442,990	5,998
* Everi Holdings Inc.	1,149,609	5,897
Heidrick & Struggles International Inc.	301,298	5,860
Quad/Graphics Inc.	481,421	5,825
* Yodlee Inc.	356,201	5,746
* Press Ganey Holdings Inc.	189,493	5,607
* NCI Building Systems Inc.	527,977	5,581
Mesa Laboratories Inc.	49,780	5,545
* DHI Group Inc.	750,857	5,489
Daktronics Inc.	618,583	5,363
* GP Strategies Corp.	233,269	5,323
Barrett Business Services Inc.	121,174	5,202
Checkpoint Systems Inc.	715,192	5,185
* Milacron Holdings Corp.	294,439	5,167
* Great Lakes Dredge & Dock Corp.	1,021,756	5,150
* Landec Corp.	439,138	5,125
* Era Group Inc.	340,079	5,091
American Science & Engineering Inc.	140,124	4,983
Powell Industries Inc.	164,271	4,945
* Lionbridge Technologies Inc.	981,649	4,849
Insteel Industries Inc.	297,269	4,780
* Bazaarvoice Inc.	1,043,098	4,704
Park-Ohio Holdings Corp.	155,700	4,494
* PowerSecure International Inc.	381,734	4,398
* Stock Building Supply Holdings Inc.	243,883	4,295
* Ply Gem Holdings Inc.	365,798	4,280
* InnerWorkings Inc.	661,185	4,132
* ServiceSource International Inc.	1,007,856	4,031
* ARC Document Solutions Inc.	672,458	4,001
CECO Environmental Corp.	486,802	3,987
NVE Corp.	81,436	3,953
* AEP Industries Inc.	68,682	3,938
Black Box Corp.	265,951	3,920
* Furmanite Corp.	643,065	3,910
* Mistras Group Inc.	302,673	3,889
^ Eagle Bulk Shipping Inc.	649,789	3,853
FreightCar America Inc.	219,111	3,760
* Covenant Transportation Group Inc. Class A	204,730	3,679
* Ducommun Inc.	182,482	3,662
* EnerNOC Inc.	452,884	3,578
* Evolent Health Inc. Class A	219,720	3,507
* Casella Waste Systems Inc. Class A	602,790	3,496
* CRA International Inc.	160,733	3,469
* Kratos Defense & Security Solutions Inc.	819,552	3,459
* TRC Cos. Inc.	291,232	3,445
NACCO Industries Inc. Class A	71,825	3,415
* Patriot National Inc.	212,461	3,363
* Heritage-Crystal Clean Inc.	325,168	3,339
Electro Rent Corp.	304,296	3,159
Bel Fuse Inc. Class B	161,985	3,149
* Sparton Corp.	145,783	3,120
Graham Corp.	174,711	3,084
LSI Industries Inc.	364,005	3,072
* Franklin Covey Co.	189,805	3,048
* CAI International Inc.	300,803	3,032
Miller Industries Inc.	154,675	3,022
* Orion Marine Group Inc.	490,153	2,931

	VSE Corp.	72,692	2,913
*	PFSweb Inc.	204,482	2,908
*	Multi-Fineline Electronix Inc.	168,651	2,816
*	Vicor Corp.	272,529	2,780
*,^ Maxwell Technologies Inc.		512,729	2,779
*,^ MINDBODY Inc. Class A		176,177	2,754
*	UFP Technologies Inc.	120,128	2,745
*	Adept Technology Inc.	210,872	2,733
*	Horizon Global Corp.	308,518	2,721
	Hurco Cos. Inc.	103,360	2,712
*	USA Truck Inc.	157,251	2,709
	Hardinge Inc.	288,250	2,646
*	Sharps Compliance Corp.	293,931	2,575
	LB Foster Co. Class A	208,250	2,557
*,^ MicroVision Inc.		788,205	2,514
	Universal Truckload Services Inc.	155,946	2,428
*,^ Control4 Corp.		291,399	2,378
*	Volt Information Sciences Inc.	255,569	2,326
*	Xerium Technologies Inc.	176,654	2,293
^	Dynamic Materials Corp.	238,569	2,276
*	Planar Systems Inc.	390,734	2,266
*	Layne Christensen Co.	338,951	2,203
*	Northwest Pipe Co.	167,280	2,185
*	Vishay Precision Group Inc.	187,891	2,178
	Electro Scientific Industries Inc.	452,298	2,099
*	PAM Transportation Services Inc.	61,693	2,039
*	Hill International Inc.	616,720	2,023
	Twin Disc Inc.	161,862	2,009
*	Willis Lease Finance Corp.	122,389	1,990
*,^ Capstone Turbine Corp.		5,841,342	1,986
*,^ Power Solutions International Inc.		87,093	1,978
	Supreme Industries Inc. Class A	235,580	1,962
	CDI Corp.	227,000	1,941
	Allied Motion Technologies Inc.	108,637	1,930
	Spartan Motors Inc.	465,280	1,922
*	Lawson Products Inc.	87,113	1,886
*	Intevac Inc.	405,839	1,867
*,^ CUI Global Inc.		361,057	1,867
*,^ Cenveo Inc.		980,168	1,843
*	Commercial Vehicle Group Inc.	456,466	1,840
*	SL Industries Inc.	53,878	1,832
*,^ Energy Focus Inc.		152,400	1,800
	ModusLink Global Solutions Inc.	627,988	1,796
*	PRGX Global Inc.	470,499	1,774
	Houston Wire & Cable Co.	276,548	1,753
*	LMI Aerospace Inc.	170,345	1,751
*	Accuride Corp.	632,113	1,751
*	Ameresco Inc. Class A	288,977	1,699
*	Aspen Aerogels Inc.	225,000	1,688
*,^ NV5 Holdings Inc.		90,895	1,687
	Information Services Group Inc.	419,236	1,639
*,^ Blue Bird Corp.		161,939	1,613
*	Planet Payment Inc.	568,961	1,610
	Richardson Electronics Ltd.	271,503	1,599
	Eastern Co.	95,710	1,551
*	Mattersight Corp.	196,394	1,514
	Omega Flex Inc.	44,518	1,487

*,^ Research Frontiers Inc.		291,119	1,476
	United States Lime & Minerals Inc.	31,038	1,417
*	Willdan Group Inc.	139,617	1,416
*,^ Manitex International Inc.		251,721	1,415
*,^ Energy Recovery Inc.		618,428	1,323
*	Kemet Corp.	718,687	1,322
	National Research Corp. Class A	109,976	1,313
*	Hudson Technologies Inc.	435,701	1,294
*	Perceptron Inc.	168,972	1,282
	Crawford & Co. Class B	219,434	1,231
*	Higher One Holdings Inc.	618,084	1,218
*,^ Energous Corp.		176,351	1,217
*	Sterling Construction Co. Inc.	295,987	1,217
	Crawford & Co. Class A	217,594	1,216
*	Hudson Global Inc.	479,777	1,195
*	API Technologies Corp.	524,668	1,139
	Universal Technical Institute Inc.	321,805	1,130
*	Napco Security Technologies Inc.	181,227	1,096
*,^ ClearSign Combustion Corp.		175,508	1,086
*	CPI Aerostructures Inc.	120,673	1,063
*,^ Synthesis Energy Systems Inc.		1,086,647	1,063
	Global Power Equipment Group Inc.	287,839	1,056
*	Neff Corp. Class A	185,510	1,037
*,^ ExOne Co.		153,900	1,033
*	Iteris Inc.	418,953	1,031
*,^ American Superconductor Corp.		216,686	938
*	Frequency Electronics Inc.	88,389	917
*,^ Applied DNA Sciences Inc.		177,953	911
*	Patriot Transportation Holding Inc.	34,273	824
*,^ AM Castle & Co.		370,719	823
	Hubbell Inc. Class A	7,600	822
*	Orion Energy Systems Inc.	453,341	816
*	General Finance Corp.	220,467	816
*	Rand Logistics Inc.	380,273	814
*	Key Technology Inc.	67,325	812
*,^ Revolution Lighting Technologies Inc.		820,317	779
*	Ultralife Corp.	131,013	772
*	Ballantyne Strong Inc.	163,571	769
	Espey Manufacturing & Electronics Corp.	30,766	762
	MOCON Inc.	55,414	748
*	CyberOptics Corp.	116,386	736
*	Gencor Industries Inc.	78,153	707
*	Radiant Logistics Inc.	152,139	679
*	Breeze-Eastern Corp.	47,816	668
*,^ Vertex Energy Inc.		307,194	657
*	Innovative Solutions & Support Inc.	238,921	647
*	Transcat Inc.	64,149	624
	National Research Corp. Class B	18,869	623
*	StarTek Inc.	181,371	613
*	Perma-Fix Environmental Services	144,397	586
*	Versar Inc.	164,937	572
	Air Industries Group	63,766	555
*	Integrated Electrical Services Inc.	70,864	547
	RF Industries Ltd.	116,048	531
*	Goldfield Corp.	317,141	530
*	eMagin Corp.	209,760	518
*,^ Odyssey Marine Exploration Inc.		1,346,953	485

*	Fuel Tech Inc.	249,091	476
*,^ Rubicon Technology Inc.		456,333	470
*,^ Turtle Beach Corp.		191,477	465
*	Broadwind Energy Inc.	220,680	457
*	Arotech Corp.	334,820	445
*	MFRI Inc.	85,003	435
	International Shipholding Corp.	110,522	423
*	BlueLinx Holdings Inc.	597,002	418
*,^ Nuverra Environmental Solutions Inc.		304,361	414
*	Active Power Inc.	244,883	399
*	Astrotech Corp.	192,745	399
*,^ Erickson Inc.		123,800	387
*,^ UQM Technologies Inc.		574,458	365
*	Air T Inc.	19,070	339
	SIFCO Industries Inc.	29,538	327
*,^ Image Sensing Systems Inc.		88,473	325
	AMCON Distributing Co.	3,912	315
*	Wireless Telecom Group Inc.	205,351	310
*	IEC Electronics Corp.	78,991	310
*	Echelon Corp.	494,283	297
*,^ Digital Ally Inc.		46,450	289
	Chicago Rivet & Machine Co.	11,046	276
*	ENGlobal Corp.	236,848	246
*	Asure Software Inc.	38,646	219
*	Sevcon Inc.	21,782	215
*	Swisher Hygiene Inc.	175,315	214
*	SigmaTron International Inc.	30,172	212
*	AMREP Corp.	41,386	203
*	American Electric Technologies Inc.	72,950	193
	EnviroStar Inc.	47,800	190
*	Onvia Inc.	44,738	184
*	LightPath Technologies Inc. Class A	122,799	182
	Bel Fuse Inc. Class A	10,580	174
*,^ Marathon Patent Group Inc.		93,652	173
*	Quest Resource Holding Corp.	301,550	172
	Sypris Solutions Inc.	141,883	172
*	Industrial Services of America Inc.	48,993	170
*,^ Lightbridge Corp.		203,945	169
	Lincoln Educational Services Corp.	330,578	169
	Ecology and Environment Inc.	13,280	155
*	CTPartners Executive Search Inc.	100,659	137
*	DLH Holdings Corp.	47,352	134
*,^ Spherix Inc.		391,700	133
*	Luna Innovations Inc.	127,530	120
*	American DG Energy Inc.	324,240	117
*	Continental Materials Corp.	7,139	105
*	Pioneer Power Solutions Inc.	26,639	103
*	Essex Rental Corp.	267,252	99
*	Overseas Shipholding Group Inc. Class B	28,360	96
*	Cartesian Inc.	33,694	83
*	Nortech Systems Inc.	17,942	76
*,^ Document Security Systems Inc.		356,259	61
*,^ EnSync Inc.		110,494	59
*	CryoPort Inc.	23,613	56
*	Micronet Enertec Technologies Inc.	19,850	54
*	IntriCon Corp.	6,000	49
*	Vicon Industries Inc.	29,860	46

*	AeroCentury Corp.	3,772	38
*	Appliance Recycling Centers of America Inc.	30,068	35
	Servotronics Inc.	4,914	34
	WSI Industries Inc.	6,300	32
	Art's-Way Manufacturing Co. Inc.	7,669	28
*	Professional Diversity Network Inc.	36,596	27
*	Command Security Corp.	9,727	18
*	Cemtrex Inc.	3,552	12
*	Aqua Metals Inc.	2,299	12
*	Tecogen Inc.	3,129	11
*	Tel-Instrument Electronics Corp.	1,900	9
*	Electro-Sensors Inc.	1,300	5
	Providence and Worcester Railroad Co.	304	5
*	JetPay Corp.	729	2
*	LGL GROUP INC WARRANTS EXP 6/8/18	3,000	—
			45,666,378
Oil & Gas (6.3%)
	Exxon Mobil Corp.	74,299,970	5,524,203
	Chevron Corp.	33,531,814	2,644,989
	Schlumberger Ltd.	22,549,196	1,555,218
	ConocoPhillips	21,971,606	1,053,758
	Kinder Morgan Inc.	33,197,061	918,895
	Occidental Petroleum Corp.	13,605,988	900,036
	Phillips 66	9,577,862	735,963
	EOG Resources Inc.	9,781,143	712,067
	Anadarko Petroleum Corp.	9,047,167	546,358
	Valero Energy Corp.	8,855,138	532,194
	Halliburton Co.	14,464,950	511,336
	Williams Cos. Inc.	12,021,613	442,996
	Marathon Petroleum Corp.	9,550,786	442,488
	Baker Hughes Inc.	7,764,039	404,041
	Pioneer Natural Resources Co.	2,656,400	323,124
	Spectra Energy Corp.	11,934,882	313,529
	Apache Corp.	6,725,551	263,373
	Devon Energy Corp.	6,938,524	257,350
	National Oilwell Varco Inc.	6,831,009	257,187
	Noble Energy Inc.	7,618,365	229,922
	Hess Corp.	4,339,551	217,238
	Tesoro Corp.	2,191,287	213,081
*	Concho Resources Inc.	2,139,855	210,348
*	Cameron International Corp.	3,411,140	209,171
*	Cheniere Energy Inc.	4,001,369	193,266
	Marathon Oil Corp.	12,050,520	185,578
	EQT Corp.	2,708,426	175,425
	Cimarex Energy Co.	1,678,357	171,998
	HollyFrontier Corp.	3,355,664	163,891
	Cabot Oil & Gas Corp.	7,358,369	160,854
*	FMC Technologies Inc.	4,080,531	126,496
*	Weatherford International plc	12,414,600	105,276
	Columbia Pipeline Group Inc.	5,649,411	103,328
	OGE Energy Corp.	3,520,787	96,329
*	Newfield Exploration Co.	2,895,872	95,274
	Range Resources Corp.	2,859,906	91,860
*	Southwestern Energy Co.	6,827,964	86,647
	Helmerich & Payne Inc.	1,812,939	85,680
^	Transocean Ltd.	6,515,565	84,181
^	Core Laboratories NV	800,851	79,925

^	Chesapeake Energy Corp.	10,656,561	78,113
*	Diamondback Energy Inc.	1,205,824	77,896
	Murphy Oil Corp.	2,973,249	71,953
	Energen Corp.	1,394,976	69,554
	Oceaneering International Inc.	1,744,848	68,538
	Ensco plc Class A	4,178,281	58,830
*	Gulfport Energy Corp.	1,981,240	58,803
*	First Solar Inc.	1,347,039	57,586
	Western Refining Inc.	1,272,757	56,154
*	Whiting Petroleum Corp.	3,624,584	55,347
	Nabors Industries Ltd.	5,577,374	52,706
	Targa Resources Corp.	978,031	50,388
*	Continental Resources Inc.	1,654,712	47,937
^	Noble Corp. plc	4,277,904	46,672
*	Cobalt International Energy Inc.	6,251,629	44,262
	PBF Energy Inc. Class A	1,523,412	43,006
*	Dril-Quip Inc.	693,868	40,397
	QEP Resources Inc.	3,135,945	39,293
	SM Energy Co.	1,205,245	38,616
*	PDC Energy Inc.	709,217	37,596
	Rowan Cos. plc Class A	2,201,219	35,550
	SemGroup Corp. Class A	789,393	34,133
*	WPX Energy Inc.	5,057,547	33,481
	Superior Energy Services Inc.	2,648,962	33,456
	Patterson-UTI Energy Inc.	2,466,491	32,410
*	Memorial Resource Development Corp.	1,800,627	31,655
	Delek US Holdings Inc.	991,299	27,459
*,^ NOW Inc.		1,803,827	26,697
*	Matador Resources Co.	1,285,143	26,654
*	Carrizo Oil & Gas Inc.	871,037	26,601
*,^ Antero Resources Corp.		1,221,804	25,853
*	Parsley Energy Inc. Class A	1,615,783	24,350
*	Oil States International Inc.	921,293	24,073
*	Rice Energy Inc.	1,321,134	21,350
	Exterran Holdings Inc.	1,164,045	20,953
*,^ Laredo Petroleum Inc.		2,100,412	19,807
*	SunPower Corp. Class A	967,026	19,379
*	RSP Permian Inc.	952,141	19,281
^	Diamond Offshore Drilling Inc.	1,105,940	19,133
*	MRC Global Inc.	1,713,436	19,105
	Pattern Energy Group Inc. Class A	987,959	18,860
*	McDermott International Inc.	4,236,045	18,215
*,^ Oasis Petroleum Inc.		2,081,334	18,066
*	SEACOR Holdings Inc.	298,951	17,880
*,^ Ultra Petroleum Corp.		2,574,614	16,452
	Atwood Oceanics Inc.	1,070,813	15,859
*	Synergy Resources Corp.	1,596,701	15,648
	Denbury Resources Inc.	6,305,132	15,385
	Bristow Group Inc.	582,307	15,233
*,^ Flotek Industries Inc.		905,659	15,125
	California Resources Corp.	5,483,367	14,257
	CVR Energy Inc.	320,582	13,160
*	Forum Energy Technologies Inc.	1,045,631	12,767
^	Tidewater Inc.	842,606	11,072
	Green Plains Inc.	567,548	11,044
	RPC Inc.	1,216,507	10,766
*	Matrix Service Co.	468,476	10,527

*	Chart Industries Inc.	537,115	10,318
	Alon USA Energy Inc.	566,290	10,233
*	Par Petroleum Corp.	485,628	10,116
*	Unit Corp.	878,499	9,892
*	TETRA Technologies Inc.	1,426,526	8,431
*	Helix Energy Solutions Group Inc.	1,674,419	8,020
*	Callon Petroleum Co.	1,098,132	8,005
*,^ Hornbeck Offshore Services Inc.		572,563	7,747
*	Newpark Resources Inc.	1,394,395	7,139
^	CARBO Ceramics Inc.	346,440	6,579
*	Pacific Ethanol Inc.	958,004	6,217
*	REX American Resources Corp.	122,176	6,185
*,^ Sanchez Energy Corp.		959,738	5,902
*	Parker Drilling Co.	2,121,729	5,580
*,^ Plug Power Inc.		2,909,352	5,324
*	Green Brick Partners Inc.	466,828	5,056
*	Stone Energy Corp.	963,839	4,781
*	Renewable Energy Group Inc.	551,301	4,565
*	Ring Energy Inc.	456,180	4,502
	Tesco Corp.	616,709	4,403
*,^ Northern Oil and Gas Inc.		993,936	4,393
	Panhandle Oil and Gas Inc. Class A	258,414	4,176
*	Clayton Williams Energy Inc.	107,278	4,163
*	Natural Gas Services Group Inc.	204,356	3,944
*	PHI Inc. Non-Voting Shares	199,995	3,776
*,^ C&J Energy Services Ltd.		1,046,720	3,684
*,^ FuelCell Energy Inc.		4,943,597	3,633
*,^ Halcon Resources Corp.		6,767,944	3,587
*,^ EP Energy Corp. Class A		687,560	3,541
*	Trecora Resources	272,819	3,388
	Gulf Island Fabrication Inc.	294,520	3,101
*	Geospace Technologies Corp.	218,714	3,020
*,^ Solazyme Inc.		1,111,745	2,891
*	Bill Barrett Corp.	870,213	2,872
*	Bonanza Creek Energy Inc.	705,561	2,872
^	Gulfmark Offshore Inc.	416,054	2,542
*	Jones Energy Inc. Class A	510,685	2,446
*	Pioneer Energy Services Corp.	1,138,463	2,391
*,^ SandRidge Energy Inc.		8,662,549	2,339
*,^ Basic Energy Services Inc.		707,513	2,335
*	Abraxas Petroleum Corp.	1,784,569	2,284
*	Contango Oil & Gas Co.	282,542	2,147
*,^ EXCO Resources Inc.		2,718,453	2,039
	Evolution Petroleum Corp.	361,379	2,006
*,^ Triangle Petroleum Corp.		1,400,254	1,988
^	Energy XXI Ltd.	1,790,757	1,880
*,^ Rex Energy Corp.		899,663	1,862
^	W&T Offshore Inc.	595,719	1,787
*	VAALCO Energy Inc.	1,042,041	1,771
*,^ Enphase Energy Inc.		436,510	1,615
*,^ Eclipse Resources Corp.		806,406	1,572
*	Gastar Exploration Inc.	1,309,506	1,506
^	Comstock Resources Inc.	760,452	1,452
	Dawson Geophysical Co.	378,690	1,443
*,^ Seventy Seven Energy Inc.		1,029,609	1,421
	Adams Resources & Energy Inc.	32,683	1,340
*	Independence Contract Drilling Inc.	265,900	1,324

*,^ Approach Resources Inc.		681,824	1,275
*,^ Magnum Hunter Resources Corp.		3,733,991	1,270
*	Willbros Group Inc.	977,494	1,232
*	PetroQuest Energy Inc.	1,014,050	1,186
*	Key Energy Services Inc.	2,438,335	1,146
*	Dakota Plains Holdings Inc.	1,276,479	1,021
*	Harvest Natural Resources Inc.	708,487	985
*,^ Amyris Inc.		471,488	948
*	ION Geophysical Corp.	2,259,892	881
*	Mitcham Industries Inc.	217,080	821
*,^ FX Energy Inc.		858,886	816
*	Ideal Power Inc.	119,901	793
*	8Point3 Energy Partners LP	72,088	765
*	Aemetis Inc.	269,539	741
*,^ Warren Resources Inc.		1,371,765	671
*,^ Penn Virginia Corp.		1,260,560	668
*,^ Zion Oil & Gas Inc.		425,949	609
*,^ Goodrich Petroleum Corp.		887,364	515
*,^ Resolute Energy Corp.		1,323,820	514
^	Paragon Offshore plc	1,674,777	402
*,^ Midstates Petroleum Co. Inc.		61,659	379
*,^ MagneGas Corp.		375,922	376
*,^ Gevo Inc.		216,070	372
*,^ Isramco Inc.		3,633	361
*,^ Glori Energy Inc.		472,092	349
*	PrimeEnergy Corp.	4,540	336
*	Civeo Corp.	221,890	328
*,^ Swift Energy Co.		777,788	293
*,^ Torchlight Energy Resources Inc.		169,273	284
*	Enservco Corp.	363,771	262
*	Eco-Stim Energy Solutions Inc.	76,012	252
*	US Energy Corp. Wyoming	410,538	218
*	SAExploration Holdings Inc.	65,685	176
*,^ Emerald Oil Inc.		93,180	171
*	Royale Energy Inc.	207,408	147
*	Superior Drilling Products Inc.	97,596	132
*	Forbes Energy Services Ltd.	233,570	128
*	Yuma Energy Inc.	215,013	103
*,^ PEDEVCO Corp.		382,260	88
*,^ GreenHunter Resources Inc.		290,400	87
*,^ Real Goods Solar Inc. Class A		57,084	67
*	Blue Earth Inc.	67,958	46
*	PHI Inc.	2,185	44
*	Lilis Energy Inc.	72,233	43
*	Tengasco Inc.	177,040	39
*,^ Ascent Solar Technologies Inc.		190,380	36
*	Magellan Petroleum Corp.	35,577	22
*,^ ZaZa Energy Corp.		39,719	14
	Amec Foster Wheeler plc ADR	803	9
*	FieldPoint Petroleum Corp.	2,872	3
			23,546,166
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	872,848	2,200
*	Furiex Pharmaceuticals Inc. CVR	119,591	1,168
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121

*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^ Cubist Pharmaceuticals, Inc. CVR		511,822	67
*	Clinical Data Contingent Value Rights	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^ Biosante Pharmaceutical Inc CVR		253,823	—
*,^ Magnum Hunter Resources Corp. Warrants Expire 4/15/2016		224,250	—
*	Allen Organ Co. Escrow Shares	11,462	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
			4,159
Technology (15.9%)
	Apple Inc.	101,616,823	11,208,336
	Microsoft Corp.	128,272,561	5,677,344
*	Facebook Inc. Class A	38,254,883	3,439,114
*	Google Inc. Class A	5,169,035	3,299,757
*	Google Inc. Class C	5,205,377	3,167,055
	Intel Corp.	84,730,348	2,553,773
	Cisco Systems Inc.	90,629,850	2,379,034
	International Business Machines Corp.	15,712,987	2,277,912
	Oracle Corp.	57,959,193	2,093,486
	QUALCOMM Inc.	27,997,889	1,504,327
	Texas Instruments Inc.	18,294,439	905,941
	EMC Corp.	34,289,342	828,430
	Hewlett-Packard Co.	32,179,110	824,107
*	salesforce.com inc	11,171,704	775,651
*	Adobe Systems Inc.	8,423,841	692,608
*	Cognizant Technology Solutions Corp. Class A	10,863,566	680,168
	Avago Technologies Ltd. Class A	4,397,204	549,694
	Broadcom Corp. Class A	9,961,137	512,301
*	Yahoo! Inc.	15,094,531	436,383
	Intuit Inc.	4,666,132	414,119
	Corning Inc.	21,858,063	374,210
*	Cerner Corp.	5,523,092	331,165
	Analog Devices Inc.	5,588,334	315,238
	Applied Materials Inc.	21,388,949	314,204
	Western Digital Corp.	3,897,749	309,637
*	Micron Technology Inc.	19,302,930	289,158
	Skyworks Solutions Inc.	3,397,186	286,077
*	Twitter Inc.	10,240,957	275,891
	Altera Corp.	5,394,514	270,157
	Seagate Technology plc	5,375,273	240,812
	Symantec Corp.	12,178,010	237,106
*	Red Hat Inc.	3,262,012	234,473
*	Palo Alto Networks Inc.	1,339,676	230,424
	Motorola Solutions Inc.	3,308,271	226,220
	NVIDIA Corp.	9,119,675	224,800
*	Akamai Technologies Inc.	3,018,724	208,473
	SanDisk Corp.	3,639,993	197,761
	Xilinx Inc.	4,599,604	195,023
*	Citrix Systems Inc.	2,717,722	188,284
*	ServiceNow Inc.	2,650,124	184,051
	Lam Research Corp.	2,816,700	184,015
*	Autodesk Inc.	4,050,005	178,767
	Linear Technology Corp.	4,256,398	171,746
	Maxim Integrated Products Inc.	5,062,680	169,093
	Juniper Networks Inc.	6,496,653	167,029
	Harris Corp.	2,189,063	160,130

NetApp Inc.	5,374,938	159,098
Microchip Technology Inc.	3,565,187	153,624
Computer Sciences Corp.	2,458,312	150,891
CA Inc.	5,483,796	149,708
* F5 Networks Inc.	1,260,143	145,925
* ANSYS Inc.	1,606,433	141,591
KLA-Tencor Corp.	2,798,820	139,941
CDK Global Inc.	2,847,973	136,076
* Workday Inc. Class A	1,923,480	132,451
* Synopsys Inc.	2,761,527	127,527
* VeriSign Inc.	1,730,922	122,134
* Qorvo Inc.	2,663,873	120,007
* Gartner Inc.	1,416,804	118,912
* Splunk Inc.	2,123,349	117,527
* VMware Inc. Class A	1,410,863	111,162
* Fortinet Inc.	2,590,464	110,043
* Cadence Design Systems Inc.	5,176,817	107,057
SS&C Technologies Holdings Inc.	1,465,801	102,665
CDW Corp.	2,411,616	98,539
* athenahealth Inc.	685,683	91,436
IAC/InterActiveCorp	1,367,328	89,245
* Ultimate Software Group Inc.	481,217	86,143
* Tyler Technologies Inc.	571,521	85,334
* FireEye Inc.	2,555,873	81,328
* Manhattan Associates Inc.	1,303,070	81,181
Brocade Communications Systems Inc.	7,483,656	77,680
Garmin Ltd.	2,039,164	73,165
* Nuance Communications Inc.	4,462,412	73,050
* Tableau Software Inc. Class A	914,018	72,920
* Teradata Corp.	2,516,846	72,888
Pitney Bowes Inc.	3,576,095	70,985
* Freescale Semiconductor Ltd.	1,935,650	70,806
* ON Semiconductor Corp.	7,399,642	69,557
Ingram Micro Inc.	2,508,160	68,322
Teradyne Inc.	3,792,343	68,300
* IMS Health Holdings Inc.	2,308,146	67,167
Marvell Technology Group Ltd.	7,381,435	66,802
* Guidewire Software Inc.	1,251,006	65,778
* CommScope Holding Co. Inc.	2,190,342	65,776
* NCR Corp.	2,866,159	65,205
* PTC Inc.	2,035,940	64,621
Solera Holdings Inc.	1,193,079	64,426
DST Systems Inc.	581,309	61,119
* ARRIS Group Inc.	2,337,823	60,713
* Qlik Technologies Inc.	1,636,591	59,654
* Dealertrack Technologies Inc.	932,172	58,876
* Cavium Inc.	939,097	57,632
j2 Global Inc.	812,398	57,558
Atmel Corp.	7,068,620	57,044
* Aspen Technology Inc.	1,488,117	56,415
* NetScout Systems Inc.	1,587,404	56,146
* EPAM Systems Inc.	749,700	55,868
* Microsemi Corp.	1,690,508	55,482
* NetSuite Inc.	655,425	54,990
Leidos Holdings Inc.	1,300,701	53,732
* Synaptics Inc.	647,327	53,379
* Integrated Device Technology Inc.	2,627,793	53,344

*	VeriFone Systems Inc.	1,920,527	53,256
*	Rackspace Hosting Inc.	2,151,381	53,096
	Mentor Graphics Corp.	2,097,486	51,661
*	ViaSat Inc.	759,102	48,803
*	Ciena Corp.	2,328,316	48,243
	Cypress Semiconductor Corp.	5,642,479	48,074
	Fair Isaac Corp.	557,787	47,133
*	Verint Systems Inc.	1,083,198	46,740
	Blackbaud Inc.	828,976	46,522
*	Infinera Corp.	2,326,445	45,505
*,^ Cree Inc.		1,871,419	45,344
*	SolarWinds Inc.	1,150,917	45,162
	SYNNEX Corp.	525,512	44,700
*	ACI Worldwide Inc.	2,074,826	43,820
*	Tech Data Corp.	631,837	43,281
*	Allscripts Healthcare Solutions Inc.	3,389,813	42,034
*	Dycom Industries Inc.	575,457	41,640
*,^ Arista Networks Inc.		678,295	41,505
*	Proofpoint Inc.	670,194	40,426
*	Medidata Solutions Inc.	927,439	39,054
*	SunEdison Inc.	5,335,075	38,306
*	Electronics For Imaging Inc.	825,065	35,709
*	Cirrus Logic Inc.	1,126,868	35,508
	Plantronics Inc.	681,016	34,630
*	EchoStar Corp. Class A	780,709	33,594
*	Ellie Mae Inc.	498,162	33,163
*	Entegris Inc.	2,485,729	32,787
	InterDigital Inc.	647,683	32,773
	Monolithic Power Systems Inc.	637,909	32,661
*	MicroStrategy Inc. Class A	164,780	32,374
	MKS Instruments Inc.	959,149	32,160
	Lexmark International Inc. Class A	1,086,124	31,476
*	Demandware Inc.	599,310	30,972
*	CACI International Inc. Class A	417,412	30,876
	Diebold Inc.	1,021,771	30,418
	Tessera Technologies Inc.	916,906	29,717
*	Fairchild Semiconductor International Inc. Class A	2,058,403	28,900
*	Syntel Inc.	637,406	28,881
*	Fleetmatics Group plc	581,466	28,544
*	LogMeIn Inc.	417,156	28,433
*	Cornerstone OnDemand Inc.	859,669	28,369
*	Silicon Laboratories Inc.	680,369	28,263
	Science Applications International Corp.	697,170	28,033
*	OmniVision Technologies Inc.	1,043,957	27,414
	Intersil Corp. Class A	2,301,764	26,931
*	Veeva Systems Inc. Class A	1,132,261	26,506
*	Polycom Inc.	2,383,980	24,984
*	Rambus Inc.	2,107,180	24,865
*	Virtusa Corp.	477,735	24,513
*	CommVault Systems Inc.	719,206	24,424
*	PMC-Sierra Inc.	3,588,502	24,294
*	Zendesk Inc.	1,166,417	22,990
*	Premier Inc. Class A	657,849	22,610
*	Progress Software Corp.	872,643	22,540
*	Viavi Solutions Inc.	4,100,190	22,018
*,^ 3D Systems Corp.		1,883,819	21,758
*,^ Nimble Storage Inc.		891,213	21,496

*	Finisar Corp.	1,871,157	20,826
*	Paycom Software Inc.	575,029	20,649
	Power Integrations Inc.	488,607	20,605
*	Synchronoss Technologies Inc.	620,768	20,361
*	MedAssets Inc.	1,010,833	20,277
*	Ixia	1,381,593	20,019
	West Corp.	885,742	19,841
	Cogent Communications Holdings Inc.	728,674	19,791
*	SPS Commerce Inc.	290,757	19,739
*	Marketo Inc.	686,772	19,518
*	Intra-Cellular Therapies Inc. Class A	485,311	19,432
	NIC Inc.	1,093,172	19,360
*	HubSpot Inc.	413,635	19,180
*,^ Advanced Micro Devices Inc.		11,039,641	18,988
^	Ubiquiti Networks Inc.	554,814	18,803
*	Web.com Group Inc.	877,550	18,499
*	Advanced Energy Industries Inc.	698,105	18,360
*	Insight Enterprises Inc.	709,836	18,349
*	Super Micro Computer Inc.	667,462	18,195
*	Envestnet Inc.	606,889	18,188
*	ScanSource Inc.	510,595	18,106
	CSG Systems International Inc.	578,815	17,827
*	Semtech Corp.	1,176,168	17,760
*	Bottomline Technologies de Inc.	703,324	17,590
*	Cvent Inc.	517,753	17,428
*	Ruckus Wireless Inc.	1,459,609	17,340
*	2U Inc.	476,236	17,097
*	NETGEAR Inc.	569,399	16,609
*	Rovi Corp.	1,572,947	16,500
*	QLogic Corp.	1,551,621	15,904
*	Cabot Microelectronics Corp.	408,887	15,840
*	Callidus Software Inc.	927,037	15,750
*	BroadSoft Inc.	515,857	15,455
*	RingCentral Inc. Class A	846,222	15,359
*	RealPage Inc.	909,753	15,120
	Pegasystems Inc.	614,335	15,119
	Monotype Imaging Holdings Inc.	692,667	15,114
*	Inphi Corp.	623,450	14,988
*	Infoblox Inc.	901,440	14,405
*,^ Endurance International Group Holdings Inc.		1,061,477	14,181
*	Diodes Inc.	661,708	14,141
*	Lumentum Holdings Inc.	824,349	13,973
*,^ Gogo Inc.		903,766	13,810
	ADTRAN Inc.	945,798	13,809
	Brooks Automation Inc.	1,170,461	13,706
*	Cray Inc.	691,688	13,702
*	Qualys Inc.	451,270	12,843
*	Kulicke & Soffa Industries Inc.	1,374,639	12,619
	Inteliquent Inc.	560,986	12,527
	Quality Systems Inc.	1,003,645	12,525
	Integrated Silicon Solution Inc.	553,791	11,901
*,^ InvenSense Inc.		1,280,824	11,899
^	Ebix Inc.	466,853	11,653
*,^ GoDaddy Inc. Class A		457,425	11,532
*	New Relic Inc.	291,675	11,116
*	MaxLinear Inc.	890,048	11,072
*	Premiere Global Services Inc.	771,461	10,600

*	Dot Hill Systems Corp.	1,089,036	10,596
*	Unisys Corp.	880,560	10,479
*	Photronics Inc.	1,155,714	10,471
*	Loral Space & Communications Inc.	221,876	10,446
*	Q2 Holdings Inc.	405,523	10,025
*	PROS Holdings Inc.	438,546	9,709
*,^ Shutterstock Inc.		319,294	9,655
*	CalAmp Corp.	595,749	9,586
*	Mercury Systems Inc.	584,371	9,297
*	Harmonic Inc.	1,599,675	9,278
*	Blucora Inc.	669,606	9,220
*	Hortonworks Inc.	413,028	9,041
*	Perficient Inc.	581,292	8,969
*	Gigamon Inc.	446,188	8,928
*,^ VASCO Data Security International Inc.		523,703	8,924
*	Interactive Intelligence Group Inc.	299,152	8,888
*	Xura Inc.	392,027	8,774
*	Merge Healthcare Inc.	1,202,412	8,537
*	ePlus Inc.	107,726	8,518
*	ShoreTel Inc.	1,137,209	8,495
*,^ Textura Corp.		317,165	8,196
*	Lattice Semiconductor Corp.	2,110,572	8,126
*	Workiva Inc.	527,197	8,008
*	Amkor Technology Inc.	1,782,906	8,005
*	SunEdison Semiconductor Ltd.	744,694	7,849
*	RigNet Inc.	306,214	7,808
	Computer Programs & Systems Inc.	184,347	7,767
*	Ultratech Inc.	479,096	7,675
*	Actua Corp.	645,857	7,595
*	Applied Micro Circuits Corp.	1,428,348	7,585
*	Intralinks Holdings Inc.	870,585	7,217
*	Rudolph Technologies Inc.	558,224	6,950
*	FormFactor Inc.	1,004,150	6,808
*	CEVA Inc.	366,543	6,807
*	LivePerson Inc.	895,695	6,771
	Forrester Research Inc.	207,949	6,538
	Epiq Systems Inc.	505,851	6,536
	Pericom Semiconductor Corp.	357,372	6,522
*	Barracuda Networks Inc.	413,441	6,441
*,^ Benefitfocus Inc.		205,513	6,422
*	Applied Optoelectronics Inc.	336,095	6,312
*	Xcerra Corp.	936,675	5,882
*	Calix Inc.	741,257	5,774
	Comtech Telecommunications Corp.	275,755	5,683
*	Internap Corp.	924,955	5,670
	Hackett Group Inc.	409,589	5,632
*	Extreme Networks Inc.	1,651,257	5,548
*	Immersion Corp.	482,837	5,422
*	Axcelis Technologies Inc.	1,989,098	5,311
*	Silver Spring Networks Inc.	404,858	5,215
*	Exar Corp.	853,076	5,076
	IXYS Corp.	445,327	4,970
*	Nanometrics Inc.	407,597	4,948
*	Sonus Networks Inc.	832,833	4,764
*	A10 Networks Inc.	791,080	4,739
*	Boingo Wireless Inc.	568,061	4,704
*	SciQuest Inc.	464,915	4,649

	PC Connection Inc.	223,682	4,637
*	Tangoe Inc.	629,218	4,530
*	Digi International Inc.	380,442	4,485
*	PDF Solutions Inc.	446,342	4,463
*	Imprivata Inc.	242,686	4,313
*,^ Box Inc.		337,037	4,240
*	Zix Corp.	996,774	4,196
*,^ Digimarc Corp.		134,068	4,096
*	Vectrus Inc.	185,703	4,093
*	Sigma Designs Inc.	591,539	4,076
	Alliance Fiber Optic Products Inc.	237,539	4,060
*	Vocera Communications Inc.	355,464	4,056
	Cohu Inc.	399,660	3,941
*	Telenav Inc.	483,246	3,774
*	ChannelAdvisor Corp.	375,418	3,732
*,^ Oclaro Inc.		1,606,787	3,696
*,^ OPOWER Inc.		409,059	3,645
*	Ciber Inc.	1,138,523	3,620
*,^ KEYW Holding Corp.		570,610	3,509
*	Seachange International Inc.	554,590	3,494
	QAD Inc. Class A	134,030	3,431
*	Jive Software Inc.	718,314	3,355
*	NeoPhotonics Corp.	486,282	3,312
	American Software Inc. Class A	349,984	3,297
*	Carbonite Inc.	293,969	3,272
*	DSP Group Inc.	358,994	3,270
*	Agilysys Inc.	292,386	3,251
*,^ Rapid7 Inc.		135,173	3,075
*	EMCORE Corp.	449,964	3,060
*	TeleCommunication Systems Inc. Class A	875,672	3,012
*	Kopin Corp.	922,852	2,898
*	Mattson Technology Inc.	1,243,226	2,897
*,^ VirnetX Holding Corp.		799,806	2,847
*	Ultra Clean Holdings Inc.	490,321	2,814
*	Quantum Corp.	4,016,008	2,800
*	Brightcove Inc.	545,638	2,685
*	VOXX International Corp. Class A	356,358	2,644
*	United Online Inc.	263,385	2,634
*,^ Clearfield Inc.		194,605	2,614
*,^ Castlight Health Inc. Class B		617,188	2,592
*	Model N Inc.	258,359	2,586
*	Cascade Microtech Inc.	181,006	2,559
*	Varonis Systems Inc.	163,288	2,544
*	Millennial Media Inc.	1,409,522	2,467
*	Alpha & Omega Semiconductor Ltd.	314,662	2,451
*	Silicon Graphics International Corp.	610,070	2,398
*	KVH Industries Inc.	238,592	2,386
*,^ MobileIron Inc.		761,763	2,361
	PC-Tel Inc.	357,424	2,148
*	Rosetta Stone Inc.	306,547	2,054
	Simulations Plus Inc.	217,569	2,054
*	Datalink Corp.	337,974	2,018
*	Exa Corp.	191,587	1,979
*,^ Violin Memory Inc.		1,403,247	1,936
*,^ Rocket Fuel Inc.		414,057	1,934
*,^ TransEnterix Inc.		852,369	1,926
	TESSCO Technologies Inc.	91,391	1,923

*,^ Park City Group Inc.		167,676	1,772
*	Radisys Corp.	650,551	1,756
*	Guidance Software Inc.	287,426	1,730
	NCI Inc. Class A	129,203	1,715
	TransAct Technologies Inc.	187,361	1,707
*	Limelight Networks Inc.	893,306	1,706
*	Key Tronic Corp.	168,860	1,692
*,^ Mitek Systems Inc.		529,293	1,688
*,^ Pixelworks Inc.		452,111	1,632
*	Pendrell Corp.	2,263,162	1,629
*	BSQUARE Corp.	246,253	1,628
	Preformed Line Products Co.	43,037	1,599
*,^ QuickLogic Corp.		999,202	1,589
*,^ USA Technologies Inc.		634,629	1,580
*,^ Aerohive Networks Inc.		262,882	1,572
*	Covisint Corp.	707,709	1,522
*	Numerex Corp. Class A	169,515	1,476
*	Systemax Inc.	194,630	1,458
	Computer Task Group Inc.	229,673	1,422
*	Alarm.com Holdings Inc.	120,300	1,403
*,^ Neonode Inc.		566,821	1,383
*,^ Rightside Group Ltd.		179,340	1,376
*	Unwired Planet Inc.	1,896,706	1,375
*	Imation Corp.	592,364	1,262
*	GSI Technology Inc.	309,641	1,257
*	MoSys Inc.	827,045	1,232
*	Appfolio Inc.	70,210	1,183
*	Support.com Inc.	1,053,784	1,180
*	Edgewater Technology Inc.	159,087	1,165
*	GigOptix Inc.	657,984	1,151
*	Marin Software Inc.	364,803	1,142
*,^ Apigee Corp.		107,437	1,133
	Concurrent Computer Corp.	233,786	1,106
	Evolving Systems Inc.	182,615	1,096
*	WidePoint Corp.	1,239,470	1,091
*	Aware Inc.	322,917	1,082
*	MRV Communications Inc.	72,174	1,033
*	AXT Inc.	531,224	1,020
*	Aviat Networks Inc.	980,603	1,020
*,^ Novatel Wireless Inc.		453,032	1,001
	ClearOne Inc.	84,662	997
*	FalconStor Software Inc.	484,579	964
*	Inuvo Inc.	327,964	951
*	Amber Road Inc.	218,372	922
*	eGain Corp.	227,199	909
*	Five9 Inc.	243,702	902
*	PAR Technology Corp.	170,416	901
*	MeetMe Inc.	568,043	897
*	Datawatch Corp.	150,385	884
*	Amtech Systems Inc.	199,131	856
*	CVD Equipment Corp.	76,824	850
*	iPass Inc.	869,631	844
*	ARI Network Services Inc.	212,114	802
*	Westell Technologies Inc. Class A	696,943	795
*,^ Vringo Inc.		1,391,600	779
*	Hutchinson Technology Inc.	468,995	750
*	LRAD Corp.	448,300	749

*	Innodata Inc.	306,490	714
*	Icad Inc.	209,738	713
*	Tremor Video Inc.	381,479	710
*	NetSol Technologies Inc.	139,797	705
*	Ooma Inc.	99,701	693
*,^ SITO Mobile Ltd.		172,148	689
*,^ Code Rebel Corp.		91,855	654
*	ID Systems Inc.	199,990	642
*,^ Cinedigm Corp. Class A		1,115,699	625
	Communications Systems Inc.	74,329	620
*	Intermolecular Inc.	325,885	616
*	Identiv Inc.	172,117	601
*	Qumu Corp.	152,829	599
*	Zhone Technologies Inc.	414,475	576
*	RELM Wireless Corp.	126,563	557
*,^ InterCloud Systems Inc.		312,215	556
*	Upland Software Inc.	61,982	490
	GlobalSCAPE Inc.	145,417	477
	Astro-Med Inc.	33,759	469
*	Streamline Health Solutions Inc.	203,637	466
*	Smith Micro Software Inc.	492,957	429
*,^ Resonant Inc.		90,940	422
*	GSE Systems Inc.	274,729	409
	RCM Technologies Inc.	80,270	396
	QAD Inc. Class B	17,950	385
*	Xplore Technologies Corp.	65,650	350
*,^ Solar3D Inc.		125,448	346
*,^ Netlist Inc.		768,374	323
*	inTEST Corp.	75,035	317
*,^ Sysorex Global Holdings Corp.		288,616	297
*	ANADIGICS Inc.	1,348,405	297
*,^ ParkerVision Inc.		1,494,998	280
*	Synacor Inc.	201,945	273
*	Xactly Corp.	33,187	259
*,^ Crossroads Systems Inc.		193,362	251
*	Xcel Brands Inc.	26,885	231
*	BroadVision Inc.	38,059	225
*	Aehr Test Systems	93,715	219
*	ARC Group Worldwide Inc.	109,790	198
*	Selectica Inc.	49,569	195
*	Data I/O Corp.	78,543	183
*,^ Infosonics Corp.		140,874	176
*	Lantronix Inc.	138,633	173
	SMTP Inc.	34,445	162
*	Sonic Foundry Inc.	17,228	145
*,^ Superconductor Technologies Inc.		215,029	133
*	Intellicheck Mobilisa Inc.	141,245	129
*	Mastech Holdings Inc.	15,394	117
	Optical Cable Corp.	27,126	94
*	ADDvantage Technologies Group Inc.	29,519	66
*,^ NXT-ID Inc.		58,739	55
	CSP Inc.	9,402	50
*	Qualstar Corp.	34,975	43
*	Trio Tech International	16,445	40
*	Wave Systems Corp. Class A	86,141	14
*	Network-1 Technologies Inc.	4,271	9
*	Glowpoint Inc.	12,965	8

*	ITUS Corp.	337	2
			58,970,308
Telecommunications (2.2%)
	AT&T Inc.	109,615,835	3,571,284
	Verizon Communications Inc.	72,463,661	3,152,894
	CenturyLink Inc.	10,009,594	251,441
*	SBA Communications Corp. Class A	2,274,363	238,217
*	Level 3 Communications Inc.	5,063,190	221,211
*	T-Mobile US Inc.	5,083,246	202,364
	Frontier Communications Corp.	20,879,996	99,180
*	Sprint Corp.	14,141,140	54,302
	Telephone & Data Systems Inc.	1,611,521	40,224
*	Zayo Group Holdings Inc.	957,316	24,278
*	Vonage Holdings Corp.	3,181,184	18,705
	Shenandoah Telecommunications Co.	405,418	17,356
	Consolidated Communications Holdings Inc.	849,355	16,367
	EarthLink Holdings Corp.	1,828,123	14,223
	Atlantic Tele-Network Inc.	181,361	13,408
*	8x8 Inc.	1,511,741	12,502
*	Cincinnati Bell Inc.	3,682,064	11,488
^	Windstream Holdings Inc.	1,833,443	11,257
*,^ Globalstar Inc.		7,154,575	11,233
*	GTT Communications Inc.	425,813	9,904
*,^ Iridium Communications Inc.		1,438,561	8,847
*	United States Cellular Corp.	238,333	8,444
*	inContact Inc.	1,020,080	7,661
*,^ Straight Path Communications Inc. Class B		175,611	7,097
*,^ Pacific DataVision Inc.		237,028	7,087
*	General Communication Inc. Class A	404,067	6,974
*	FairPoint Communications Inc.	412,021	6,349
*	ORBCOMM Inc.	1,133,391	6,324
	Spok Holdings Inc.	361,260	5,946
	IDT Corp. Class B	316,639	4,528
	Lumos Networks Corp.	366,597	4,458
*	Hawaiian Telcom Holdco Inc.	164,693	3,422
*,^ Intelsat SA		450,383	2,896
*	HC2 Holdings Inc.	405,909	2,845
*	NTELOS Holdings Corp.	310,065	2,800
*	Alaska Communications Systems Group Inc.	826,767	1,811
*,^ Towerstream Corp.		1,074,829	1,150
*	Elephant Talk Communications Corp.	1,050,107	441
	Alteva Inc.	91,123	402
*	NII Holdings Inc.	27,478	179
*	Otelco Inc. Class A	2,454	14
			8,081,513
Utilities (3.2%)
	Duke Energy Corp.	12,263,670	882,248
	NextEra Energy Inc.	8,053,759	785,644
	Dominion Resources Inc.	10,603,098	746,246
	Southern Co.	16,172,143	722,895
	American Electric Power Co. Inc.	8,715,159	495,544
	PG&E Corp.	8,708,279	459,797
	Exelon Corp.	15,344,550	455,733
	Sempra Energy	4,190,078	405,264
	PPL Corp.	11,885,667	390,920
	Public Service Enterprise Group Inc.	9,004,918	379,647

Edison International	5,790,596	365,213
Consolidated Edison Inc.	5,206,609	348,062
Xcel Energy Inc.	8,963,228	317,388
WEC Energy Group Inc.	5,607,140	292,805
Eversource Energy	5,606,259	283,789
DTE Energy Co.	3,180,541	255,620
FirstEnergy Corp.	7,495,230	234,676
Entergy Corp.	3,181,316	207,104
Ameren Corp.	4,285,422	181,145
American Water Works Co. Inc.	3,188,333	175,613
CMS Energy Corp.	4,882,375	172,445
CenterPoint Energy Inc.	7,259,027	130,953
AGL Resources Inc.	2,138,248	130,519
Pinnacle West Capital Corp.	1,992,872	127,823
SCANA Corp.	2,254,012	126,811
ONEOK Inc.	3,715,519	119,640
AES Corp.	12,097,324	118,433
Alliant Energy Corp.	1,999,043	116,924
TECO Energy Inc.	4,187,737	109,970
Pepco Holdings Inc.	4,496,816	108,913
UGI Corp.	3,068,436	106,843
NiSource Inc.	5,636,494	104,557
Atmos Energy Corp.	1,755,337	102,125
Westar Energy Inc. Class A	2,617,318	100,610
ITC Holdings Corp.	2,838,951	94,651
* Calpine Corp.	6,397,834	93,408
NRG Energy Inc.	5,869,013	87,155
Aqua America Inc.	3,134,716	82,976
Great Plains Energy Inc.	2,660,462	71,886
National Fuel Gas Co.	1,419,816	70,962
Vectren Corp.	1,502,955	63,139
Portland General Electric Co.	1,655,383	61,199
Questar Corp.	3,076,006	59,705
Cleco Corp.	1,084,444	57,736
Hawaiian Electric Industries Inc.	1,989,506	57,079
IDACORP Inc.	878,246	56,831
Piedmont Natural Gas Co. Inc.	1,368,619	54,841
WGL Holdings Inc.	893,533	51,530
UIL Holdings Corp.	996,883	50,113
New Jersey Resources Corp.	1,664,844	49,995
ALLETE Inc.	917,565	46,328
Southwest Gas Corp.	790,528	46,104
NorthWestern Corp.	851,458	45,834
* Dynegy Inc.	2,153,309	44,509
ONE Gas Inc.	957,470	43,402
PNM Resources Inc.	1,392,006	39,046
Laclede Group Inc.	701,060	38,229
Black Hills Corp.	863,169	35,683
Avista Corp.	1,058,864	35,207
South Jersey Industries Inc.	1,196,014	30,199
American States Water Co.	681,607	28,218
El Paso Electric Co.	764,870	28,162
MGE Energy Inc.	632,763	26,063
Northwest Natural Gas Co.	490,637	22,491
Ormat Technologies Inc.	654,152	22,261
TerraForm Power Inc. Class A	1,400,405	19,914
Empire District Electric Co.	871,490	19,199

	California Water Service Group			824,501	18,238
*	Talen Energy Corp.			1,465,642	14,803
	Chesapeake Utilities Corp.			269,108	14,284
	Unitil Corp.			322,455	11,892
	SJW Corp.			295,969	9,101
	Connecticut Water Service Inc.			176,144	6,433
	York Water Co.			280,678	5,900
	Middlesex Water Co.			244,947	5,840
*	Sunrun Inc.			410,894	4,261
	Atlantic Power Corp.			2,208,448	4,108
*	Vivint Solar Inc.			383,653	4,021
	Delta Natural Gas Co. Inc.			191,073	3,909
	Artesian Resources Corp. Class A			106,284	2,566
	Genie Energy Ltd. Class B			285,014	2,346
	Gas Natural Inc.			234,253	2,094
	*,^ Cadiz Inc.			267,937	1,945
*	Pure Cycle Corp.			239,540	1,190
	Spark Energy Inc. Class A			58,582	970
*	US Geothermal Inc.			1,409,978	874
					11,810,749
	Total Common Stocks (Cost $275,761,268)				369,229,159
		Coupon
	Temporary Cash Investments (1.3%)[1]
	Money Market Fund (1.3%)
	[3,4] Vanguard Market Liquidity Fund	0.189%		4,781,398,897	4,781,399

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.093%	10/2/15	7,000	7,000
	[5,6] Federal Home Loan Bank Discount Notes	0.095%	10/7/15	10,000	10,000
5	Federal Home Loan Bank Discount Notes	0.100%	10/23/15	8,100	8,099
	5,6,
	7 Federal Home Loan Bank Discount Notes	0.170%	11/12/15	20,000	19,997
	[5,7] Federal Home Loan Bank Discount Notes	0.150%-0.175%	11/13/15	60,000	59,992
	[5,7] Federal Home Loan Bank Discount Notes	0.180%	11/17/15	40,000	39,993
	[5,7] Federal Home Loan Bank Discount Notes	0.192%	11/27/15	10,400	10,398
	5,6,
	7 Federal Home Loan Bank Discount Notes	0.197%	12/4/15	10,000	9,997
	[7,8] Freddie Mac Discount Notes	0.160%	11/13/15	15,000	14,997
					180,473
Total Temporary Cash Investments (Cost $4,961,863)					4,961,872
	Total Investments (100.7%) (Cost $280,723,131)				374,191,031
	Other Asset and Liabilities-Net (-0.7%)[4]				(2,703,282)
	Net Assets (100%)				371,487,749

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,529,251,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $1,603,173,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $3,128,000 have been segregated as collateral for open swap contracts.
7	Securities with a value of $119,380,000 have been segregated as initial margin for open futures contracts.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	369,224,822	34	4,303
Temporary Cash Investments	4,781,399	180,473	—
Futures Contracts—Assets[1]	45,578	—	—
Futures Contracts—Liabilities[1]	(3,335)	—	—
Swap Contracts—Assets	—	63	—
Swap Contracts—Liabilities	—	(3,943)	—
Total	374,048,464	176,627	4,303
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Total Stock Market Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	4,306	2,054,716	(38,110)
E-mini Russell 2000 Index	December 2015	957	104,878	(5,075)
E-mini S&P MidCap 400 Index	December 2015	240	32,710	(870)
				(44,055)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of

Total Stock Market Index Fund

prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
SLM Corp.	8/17/15	GSI	35,206	(0.616%)	(3,518)
Empire State Realty Trust Inc.	9/15/15	GSCM	11,795	(0.563%)	63
Ambac Financial Group Inc.	9/8/15	GSCM	3,737	(0.604%)	(425)

(3,880)
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.

E. At September 30, 2015, the cost of investment securities for tax purposes was $280,732,608,000. Net unrealized appreciation of investment securities for tax purposes was $93,458,423,000, consisting of unrealized gains of $110,171,999,000 on securities that had risen in value since their purchase and $16,713,576,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.1%)
^ Dow Chemical Co.	4,287,695	181,798
EI du Pont de Nemours & Co.	3,348,511	161,398
LyondellBasell Industries NV Class A	1,378,257	114,892
Air Products & Chemicals Inc.	715,695	91,308
PPG Industries Inc.	1,001,144	87,790
International Paper Co.	1,544,878	58,381
Alcoa Inc.	4,860,021	46,948
Nucor Corp.	1,183,666	44,447
CF Industries Holdings Inc.	861,767	38,693
Freeport-McMoRan Inc.	3,861,681	37,420
Mosaic Co.	1,187,716	36,950
Celanese Corp. Class A	568,218	33,621
Newmont Mining Corp.	1,955,662	31,428
Ashland Inc.	250,753	25,231
Avery Dennison Corp.	338,090	19,126
Albemarle Corp.	415,006	18,302
Eastman Chemical Co.	261,094	16,898
Reliance Steel & Aluminum Co.	257,728	13,920
FMC Corp.	251,525	8,529
Huntsman Corp.	780,171	7,560
CONSOL Energy Inc.	214,130	2,098
		1,076,738
Consumer Goods (11.3%)
Procter & Gamble Co.	10,043,949	722,562
PepsiCo Inc.	5,432,456	512,280
Altria Group Inc.	7,251,427	394,478
Mondelez International Inc. Class A	5,671,144	237,451
Ford Motor Co.	14,430,751	195,825
General Motors Co.	5,286,402	158,698
Kraft Heinz Co.	2,242,511	158,276
Kimberly-Clark Corp.	1,347,449	146,926
General Mills Inc.	2,214,171	124,281
Johnson Controls Inc.	2,421,268	100,144
Archer-Daniels-Midland Co.	2,256,017	93,512
Delphi Automotive plc	1,051,515	79,957
Reynolds American Inc.	1,585,449	70,188
ConAgra Foods Inc.	1,603,656	64,964
Kellogg Co.	915,383	60,919
Activision Blizzard Inc.	1,889,922	58,380
Dr Pepper Snapple Group Inc.	705,885	55,800
Clorox Co.	475,804	54,970
Tyson Foods Inc. Class A	1,126,950	48,571
JM Smucker Co.	423,902	48,363
Molson Coors Brewing Co. Class B	544,777	45,227
Genuine Parts Co.	532,557	44,144
Whirlpool Corp.	291,122	42,871
Newell Rubbermaid Inc.	990,960	39,351
Bunge Ltd.	505,286	37,037

Coca-Cola Enterprises Inc.	762,463	36,865
Campbell Soup Co.	689,307	34,934
Lear Corp.	283,685	30,859
Hasbro Inc.	415,788	29,995
Coach Inc.	1,025,237	29,660
Stanley Black & Decker Inc.	283,316	27,476
Mattel Inc.	1,252,098	26,369
PulteGroup Inc.	1,177,364	22,217
DR Horton Inc.	646,012	18,967
* Edgewell Personal Care Co.	230,239	18,787
Lennar Corp. Class A	338,390	16,287
PVH Corp.	153,361	15,634
^ Pilgrim's Pride Corp.	240,603	5,000
Lennar Corp. Class B	1,431	57
		3,908,282
Consumer Services (7.0%)
CVS Health Corp.	4,121,846	397,676
Wal-Mart Stores Inc.	5,365,062	347,871
Target Corp.	2,329,539	183,242
McKesson Corp.	859,363	159,008
Walgreens Boots Alliance Inc.	1,617,432	134,409
Delta Air Lines Inc.	2,941,441	131,982
Kroger Co.	3,412,797	123,100
Time Warner Inc.	1,437,073	98,799
Cardinal Health Inc.	1,210,694	93,005
Sysco Corp.	2,063,431	80,412
* United Continental Holdings Inc.	1,412,646	74,941
AmerisourceBergen Corp. Class A	759,490	72,144
Macy's Inc.	1,244,553	63,870
Omnicom Group Inc.	898,365	59,202
Viacom Inc. Class B	1,322,151	57,051
* eBay Inc.	2,027,308	49,547
Best Buy Co. Inc.	1,109,481	41,184
Carnival Corp.	769,513	38,245
Kohl's Corp.	695,840	32,224
Darden Restaurants Inc.	425,586	29,170
Interpublic Group of Cos. Inc.	1,517,644	29,032
Staples Inc.	2,374,289	27,850
Aramark	841,804	24,951
* Liberty Media Corp.	701,986	24,190
News Corp. Class A	1,836,504	23,177
* Hertz Global Holdings Inc.	759,628	12,709
* Liberty Media Corp. Class A	337,965	12,072
* Rite Aid Corp.	1,888,761	11,465
Tribune Media Co. Class A	149,645	5,327
News Corp. Class B	12,704	163
		2,438,018
Financials (23.3%)
* Berkshire Hathaway Inc. Class B	7,071,321	922,100
Wells Fargo & Co.	17,104,466	878,314
JPMorgan Chase & Co.	13,692,310	834,820
Bank of America Corp.	38,647,081	602,122
Citigroup Inc.	10,588,483	525,295
American International Group Inc.	4,599,597	261,349
US Bancorp	6,194,412	254,033
Goldman Sachs Group Inc.	1,443,270	250,783

Morgan Stanley	5,425,187	170,893
PNC Financial Services Group Inc.	1,901,414	169,606
MetLife Inc.	3,307,688	155,958
Bank of New York Mellon Corp.	3,895,384	152,504
Capital One Financial Corp.	2,008,175	145,633
Prudential Financial Inc.	1,669,733	127,250
ACE Ltd.	1,138,747	117,746
American Express Co.	1,575,362	116,782
Travelers Cos. Inc.	1,151,995	114,658
CME Group Inc.	1,188,061	110,181
Chubb Corp.	840,186	103,049
BB&T Corp.	2,886,857	102,772
State Street Corp.	1,437,628	96,623
Allstate Corp.	1,482,224	86,325
Discover Financial Services	1,611,437	83,779
Aflac Inc.	1,434,923	83,412
SunTrust Banks Inc.	1,903,243	72,780
Ameriprise Financial Inc.	659,154	71,933
Hartford Financial Services Group Inc.	1,535,679	70,303
Progressive Corp.	2,060,639	63,138
Fifth Third Bancorp	2,996,528	56,664
Northern Trust Corp.	818,785	55,808
Franklin Resources Inc.	1,480,335	55,157
M&T Bank Corp.	443,675	54,106
Principal Financial Group Inc.	1,091,165	51,656
Regions Financial Corp.	4,903,811	44,183
Lincoln National Corp.	928,765	44,079
XL Group plc Class A	1,119,070	40,645
KeyCorp	3,113,028	40,501
Loews Corp.	1,074,159	38,820
Citizens Financial Group Inc.	1,569,757	37,454
Western Union Co.	1,891,311	34,724
Annaly Capital Management Inc.	3,501,974	34,565
FNF Group	973,319	34,524
First Republic Bank	523,594	32,866
* Ally Financial Inc.	1,600,692	32,622
Voya Financial Inc.	837,887	32,485
HCP Inc.	854,818	31,842
* Arch Capital Group Ltd.	429,948	31,588
Huntington Bancshares Inc.	2,969,616	31,478
Cincinnati Financial Corp.	576,651	31,024
CIT Group Inc.	749,301	29,995
Unum Group	911,470	29,240
New York Community Bancorp Inc.	1,562,537	28,219
Comerica Inc.	657,400	27,019
Torchmark Corp.	438,932	24,756
Willis Group Holdings plc	597,888	24,495
American Capital Agency Corp.	1,288,360	24,092
Nasdaq Inc.	437,161	23,314
Reinsurance Group of America Inc. Class A	245,748	22,262
PartnerRe Ltd.	158,935	22,073
Everest Re Group Ltd.	122,233	21,188
Zions Bancorporation	752,109	20,713
Axis Capital Holdings Ltd.	353,173	18,972
WR Berkley Corp.	341,155	18,549
People's United Financial Inc.	1,145,539	18,019
Hudson City Bancorp Inc.	1,759,276	17,892

Kimco Realty Corp.	723,479	17,675
Legg Mason Inc.	408,283	16,989
Navient Corp.	1,378,878	15,499
* Synchrony Financial	459,922	14,396
* Alleghany Corp.	27,978	13,097
Assurant Inc.	122,456	9,675
* Santander Consumer USA Holdings Inc.	388,967	7,943
* Berkshire Hathaway Inc. Class A	14	2,733
Communications Sales & Leasing Inc.	78	1
		8,059,738
Health Care (14.3%)
Johnson & Johnson	10,252,374	957,059
Pfizer Inc.	22,836,804	717,304
Merck & Co. Inc.	10,428,534	515,065
UnitedHealth Group Inc.	3,526,606	409,122
Bristol-Myers Squibb Co.	6,166,635	365,065
Medtronic plc	5,239,698	350,745
Eli Lilly & Co.	3,689,549	308,778
Abbott Laboratories	5,519,174	221,981
Aetna Inc.	1,290,435	141,187
Anthem Inc.	968,401	135,576
Cigna Corp.	952,234	128,571
Humana Inc.	547,901	98,074
* HCA Holdings Inc.	1,232,104	95,316
* Boston Scientific Corp.	4,983,053	81,772
Baxter International Inc.	2,018,353	66,303
St. Jude Medical Inc.	1,042,437	65,767
Baxalta Inc.	2,003,724	63,137
Zimmer Biomet Holdings Inc.	641,935	60,297
* Endo International plc	770,747	53,397
* Hologic Inc.	937,897	36,700
Quest Diagnostics Inc.	533,060	32,767
Universal Health Services Inc. Class B	169,510	21,157
Patterson Cos. Inc.	326,969	14,142
		4,939,282
Industrials (10.9%)
General Electric Co.	37,385,943	942,873
United Technologies Corp.	3,132,818	278,789
Honeywell International Inc.	2,746,491	260,065
Lockheed Martin Corp.	976,508	202,440
Boeing Co.	1,193,600	156,302
Caterpillar Inc.	2,231,071	145,823
General Dynamics Corp.	1,015,451	140,081
Raytheon Co.	1,123,786	122,785
Northrop Grumman Corp.	693,586	115,101
Emerson Electric Co.	2,431,210	107,387
CSX Corp.	3,641,527	97,957
Illinois Tool Works Inc.	1,150,754	94,719
TE Connectivity Ltd.	1,488,023	89,118
Eaton Corp. plc	1,731,067	88,804
Deere & Co.	1,154,169	85,409
Norfolk Southern Corp.	1,117,671	85,390
Waste Management Inc.	1,676,595	83,511
FedEx Corp.	497,075	71,569
Tyco International plc	1,559,007	52,164
WestRock Co.	972,721	50,037

	Ingersoll-Rand plc	985,375	50,027
	Parker-Hannifin Corp.	512,181	49,835
	Rockwell Collins Inc.	487,206	39,873
	Republic Services Inc. Class A	903,812	37,237
	Xerox Corp.	3,759,751	36,582
	Dover Corp.	580,133	33,172
	Ball Corp.	508,303	31,616
	L-3 Communications Holdings Inc.	267,556	27,965
*	Crown Holdings Inc.	520,093	23,794
	ManpowerGroup Inc.	284,146	23,269
	Fluor Corp.	536,076	22,703
	Xylem Inc.	668,885	21,973
	Avnet Inc.	496,776	21,202
*	Arrow Electronics Inc.	350,086	19,353
	ADT Corp.	628,319	18,787
*	Jacobs Engineering Group Inc.	456,257	17,078
	Flowserve Corp.	249,151	10,250
	Owens Corning	207,232	8,685
	AGCO Corp.	136,193	6,351
	MDU Resources Group Inc.	260	4
	Joy Global Inc.	130	2
			3,770,082
Oil & Gas (9.5%)
	Exxon Mobil Corp.	15,437,686	1,147,792
	Chevron Corp.	6,967,672	549,610
	ConocoPhillips	4,567,186	219,042
	Occidental Petroleum Corp.	2,831,356	187,294
	Phillips 66	1,990,516	152,951
	Valero Energy Corp.	1,841,211	110,657
	Halliburton Co.	3,006,011	106,262
	Marathon Petroleum Corp.	1,987,351	92,074
	Baker Hughes Inc.	1,613,952	83,990
	Spectra Energy Corp.	2,488,364	65,369
	Apache Corp.	1,401,957	54,901
	Devon Energy Corp.	1,445,816	53,625
	National Oilwell Varco Inc.	1,422,860	53,571
	Hess Corp.	905,971	45,353
	Tesoro Corp.	455,705	44,313
*	Cameron International Corp.	709,108	43,482
	Marathon Oil Corp.	2,505,245	38,581
	HollyFrontier Corp.	698,505	34,115
*	Weatherford International plc	2,588,466	21,950
	Columbia Pipeline Group Inc.	1,176,317	21,515
	OGE Energy Corp.	739,005	20,219
*	Southwestern Energy Co.	1,426,835	18,107
	Helmerich & Payne Inc.	378,855	17,905
^	Transocean Ltd.	1,344,375	17,369
^	Chesapeake Energy Corp.	2,219,591	16,270
	Murphy Oil Corp.	608,539	14,727
	Energen Corp.	291,522	14,535
*	FMC Technologies Inc.	424,503	13,160
	Ensco plc Class A	868,044	12,222
	Noble Corp. plc	452,643	4,938
	Diamond Offshore Drilling Inc.	78	1
			3,275,900

Other (0.0%)[2]
* Safeway Inc. CVR (Casa Ley) Exp. 1/30/2018	376	—
* Safeway Inc. CVR (PDC) Exp. 1/30/2017	376	—
		—
Technology (10.3%)
Microsoft Corp.	26,637,046	1,178,956
Intel Corp.	17,602,610	530,543
Cisco Systems Inc.	18,831,795	494,335
International Business Machines Corp.	3,262,127	472,911
Hewlett-Packard Co.	6,689,297	171,313
Broadcom Corp. Class A	2,072,657	106,597
Corning Inc.	4,546,047	77,828
Western Digital Corp.	811,578	64,472
Seagate Technology plc	1,116,917	50,038
Symantec Corp.	2,532,324	49,304
Motorola Solutions Inc.	688,171	47,057
SanDisk Corp.	751,031	40,803
Harris Corp.	459,385	33,604
NetApp Inc.	1,118,013	33,093
Applied Materials Inc.	2,232,623	32,797
Computer Sciences Corp.	511,503	31,396
CA Inc.	1,140,219	31,128
* Synopsys Inc.	575,748	26,588
Juniper Networks Inc.	673,104	17,305
Garmin Ltd.	423,464	15,194
* Nuance Communications Inc.	916,199	14,998
* IMS Health Holdings Inc.	485,696	14,134
Marvell Technology Group Ltd.	1,522,524	13,779
* Teradata Corp.	264,748	7,667
		3,555,840
Telecommunications (4.4%)
AT&T Inc.	22,772,723	741,935
Verizon Communications Inc.	15,036,811	654,252
CenturyLink Inc.	2,089,930	52,499
* T-Mobile US Inc.	1,053,602	41,944
Frontier Communications Corp.	4,276,311	20,313
* Sprint Corp.	2,943,057	11,301
		1,522,244
Utilities (5.8%)
Duke Energy Corp.	2,548,499	183,339
NextEra Energy Inc.	1,674,473	163,345
Dominion Resources Inc.	2,202,503	155,012
Southern Co.	3,363,599	150,353
American Electric Power Co. Inc.	1,816,427	103,282
PG&E Corp.	1,811,844	95,665
Exelon Corp.	3,190,614	94,761
Sempra Energy	870,634	84,208
PPL Corp.	2,480,824	81,594
Public Service Enterprise Group Inc.	1,873,131	78,971
Edison International	1,206,355	76,085
Consolidated Edison Inc.	1,084,409	72,493
Xcel Energy Inc.	1,878,065	66,502
WEC Energy Group Inc.	1,168,540	61,021
Eversource Energy	1,174,315	59,444
DTE Energy Co.	663,833	53,352
FirstEnergy Corp.	1,562,037	48,907

Entergy Corp.			664,741	43,275
Ameren Corp.			898,338	37,973
American Water Works Co. Inc.			666,371	36,704
CMS Energy Corp.			1,022,695	36,122
CenterPoint Energy Inc.			1,509,196	27,226
SCANA Corp.			474,911	26,719
Pinnacle West Capital Corp.			408,941	26,229
ONEOK Inc.			780,004	25,116
AES Corp.			2,529,488	24,764
Alliant Energy Corp.			417,971	24,447
Pepco Holdings Inc.			936,449	22,681
NiSource Inc.			1,174,417	21,785
NRG Energy Inc.			1,226,227	18,209
National Fuel Gas Co.			297,452	14,867
				2,014,451
Total Common Stocks (Cost $31,334,446)				34,560,575
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund	0.189%		62,894,796	62,895

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 Federal Home Loan Bank Discount Notes	0.095%	10/21/15	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.120%	10/30/15	600	600
				5,599
Total Temporary Cash Investments (Cost $68,494)				68,494
Total Investments (100.1%) (Cost $31,402,940)				34,629,069
Other Assets and Liabilities-Net (-0.1%)[3]				(29,668)
Net Assets (100%)				34,599,401

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,801,000.
  Non-income-producing security.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
  “Other” represents securities that are not classified by the fund’s benchmark index.
  Includes $62,895,000 of collateral received for securities on loan. The fund received additional collateral of $4,516,000 on the next business day.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
  Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Value Index Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	34,560,575	—	—
Temporary Cash Investments	62,895	5,599	—
Futures Contracts—Assets[1]	165	—	—
Total	34,623,635	5,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Expiration	Number of	Aggregate	Unrealized)

Value Index Fund

		Long (Short)	Settlement	Appreciation
		Contracts	Value Long	(Depreciation)
			(Short)
E-mini S&P 500 Index	December 2015	373	35,597	176

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $31,402,940,000. Net unrealized appreciation of investment securities for tax purposes was $3,226,129,000, consisting of unrealized gains of $5,257,421,000 on securities that had risen in value since their purchase and $2,031,292,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.3%)
	Praxair Inc.	1,559,869	158,888
	Ecolab Inc.	1,447,466	158,816
	Sigma-Aldrich Corp.	652,085	90,588
	International Flavors & Fragrances Inc.	438,796	45,310
*	WR Grace & Co.	393,842	36,647
	Airgas Inc.	365,698	32,668
	Eastman Chemical Co.	386,317	25,003
*	Axalta Coating Systems Ltd.	769,458	19,498
	FMC Corp.	363,749	12,335
	Westlake Chemical Corp.	215,397	11,177
	CONSOL Energy Inc.	314,534	3,082
			594,012
Consumer Goods (10.0%)
	Coca-Cola Co.	21,320,019	855,359
	Philip Morris International Inc.	8,433,548	669,033
	NIKE Inc. Class B	3,691,767	453,977
	Colgate-Palmolive Co.	4,901,479	311,048
	Monsanto Co.	2,547,700	217,421
*,^ Tesla Motors Inc.		532,348	132,235
	VF Corp.	1,854,252	126,479
*	Monster Beverage Corp.	833,955	112,701
	Constellation Brands Inc. Class A	890,596	111,512
*	Electronic Arts Inc.	1,613,185	109,293
	Reynolds American Inc.	2,332,049	103,240
	Estee Lauder Cos. Inc. Class A	1,231,569	99,363
*	Under Armour Inc. Class A	980,017	94,846
	Mead Johnson Nutrition Co.	1,104,035	77,724
	Hershey Co.	778,087	71,491
	Hanesbrands Inc.	2,191,706	63,428
*	Mohawk Industries Inc.	340,502	61,900
	Harley-Davidson Inc.	1,121,293	61,559
	Church & Dwight Co. Inc.	713,072	59,827
	Brown-Forman Corp. Class B	564,353	54,686
*	Jarden Corp.	1,083,306	52,952
	BorgWarner Inc.	1,232,424	51,256
	McCormick & Co. Inc.	601,230	49,409
	Snap-on Inc.	317,030	47,852
	Hormel Foods Corp.	719,578	45,556
*	LKQ Corp.	1,495,691	42,418
*	Michael Kors Holdings Ltd.	1,000,735	42,271
	Polaris Industries Inc.	342,136	41,012
	Stanley Black & Decker Inc.	416,984	40,439
	Ralph Lauren Corp. Class A	325,218	38,428
	Harman International Industries Inc.	388,596	37,301
	Leucadia National Corp.	1,695,938	34,360
	Keurig Green Mountain Inc.	630,809	32,890
*	WABCO Holdings Inc.	299,726	31,420
*	NVR Inc.	20,165	30,756

	DR Horton Inc.	951,085	27,924
*	lululemon athletica Inc.	537,554	27,227
	Lennar Corp. Class A	500,379	24,083
	PVH Corp.	224,997	22,936
*	WhiteWave Foods Co. Class A	478,007	19,192
	Coty Inc. Class A	376,593	10,191
*,^ Fitbit Inc.		231,045	8,708
*,^ GoPro Inc. Class A		211,401	6,600
	Lennar Corp. Class B	180	7
*	Fossil Group Inc.	60	3
			4,612,313
Consumer Services (22.2%)
*	Amazon.com Inc.	2,037,564	1,043,009
	Walt Disney Co.	8,271,336	845,331
	Home Depot Inc.	6,992,894	807,609
	Comcast Corp. Class A	11,690,398	664,950
	McDonald's Corp.	5,128,896	505,350
	Starbucks Corp.	7,680,516	436,561
	Lowe's Cos. Inc.	5,079,202	350,059
	Costco Wholesale Corp.	2,393,260	345,994
*	Priceline Group Inc.	276,100	341,497
	Time Warner Cable Inc.	1,540,950	276,400
	TJX Cos. Inc.	3,521,229	251,486
*	Netflix Inc.	2,196,121	226,771
	Walgreens Boots Alliance Inc.	2,378,196	197,628
	Twenty-First Century Fox Inc. Class A	7,084,286	191,134
	Yum! Brands Inc.	2,349,897	187,874
	Time Warner Inc.	2,109,733	145,044
	American Airlines Group Inc.	3,660,505	142,137
	Southwest Airlines Co.	3,592,988	136,677
*	O'Reilly Automotive Inc.	514,377	128,594
*	Chipotle Mexican Grill Inc. Class A	169,756	122,267
	L Brands Inc.	1,351,378	121,800
*	AutoZone Inc.	168,227	121,768
	Dollar General Corp.	1,524,569	110,440
	Ross Stores Inc.	2,241,684	108,654
	Comcast Corp. Special Class A	1,730,206	99,037
	CBS Corp. Class B	2,336,678	93,233
	Royal Caribbean Cruises Ltd.	957,555	85,309
	Las Vegas Sands Corp.	2,171,143	82,438
*	Dollar Tree Inc.	1,213,859	80,916
*	Nielsen Holdings plc	1,797,710	79,944
	Advance Auto Parts Inc.	398,697	75,565
*	eBay Inc.	2,985,106	72,956
*,^ Charter Communications Inc. Class A		396,764	69,771
	Hilton Worldwide Holdings Inc.	2,960,772	67,920
*	DISH Network Corp. Class A	1,162,298	67,808
*	CarMax Inc.	1,134,371	67,291
	Marriott International Inc. Class A	940,638	64,152
	Expedia Inc.	533,126	62,738
	Tractor Supply Co.	739,580	62,361
	Starwood Hotels & Resorts Worldwide Inc.	927,787	61,679
	Whole Foods Market Inc.	1,948,673	61,676
*	Liberty Interactive Corp. QVC Group Class A	2,350,154	61,645
	Signet Jewelers Ltd.	436,255	59,387
	Carnival Corp.	1,130,287	56,175
	Nordstrom Inc.	778,190	55,804

Alaska Air Group Inc.	693,623	55,108
Foot Locker Inc.	758,483	54,588
^ H&R Block Inc.	1,506,333	54,529
* Ulta Salon Cosmetics & Fragrance Inc.	332,271	54,277
Twenty-First Century Fox Inc.	1,954,482	52,908
* Bed Bath & Beyond Inc.	877,610	50,041
* Norwegian Cruise Line Holdings Ltd.	810,996	46,470
Wyndham Worldwide Corp.	643,593	46,274
Tiffany & Co.	596,763	46,082
* MGM Resorts International	2,451,573	45,232
* Sirius XM Holdings Inc.	11,597,513	43,375
* IHS Inc. Class A	353,922	41,055
* TripAdvisor Inc.	608,118	38,324
Gap Inc.	1,249,980	35,624
* Discovery Communications Inc.	1,418,920	34,466
Williams-Sonoma Inc.	448,663	34,255
FactSet Research Systems Inc.	214,228	34,236
* AutoNation Inc.	432,385	25,156
Wynn Resorts Ltd.	443,935	23,582
* Discovery Communications Inc. Class A	817,241	21,273
Scripps Networks Interactive Inc. Class A	411,111	20,223
* Hertz Global Holdings Inc.	1,126,052	18,839
* Hyatt Hotels Corp. Class A	172,961	8,146
* Urban Outfitters Inc.	255,478	7,506
* Sprouts Farmers Market Inc.	334,483	7,058
CBS Corp. Class A	2,760	124
Viacom Inc. Class B	510	22
		10,195,612
Financials (12.5%)
Visa Inc. Class A	10,626,724	740,258
MasterCard Inc. Class A	5,434,804	489,785
Simon Property Group Inc.	1,684,939	309,557
American Tower Corporation	2,305,048	202,798
Charles Schwab Corp.	6,446,719	184,118
BlackRock Inc.	578,977	172,228
American Express Co.	2,316,459	171,719
Public Storage	800,581	169,427
Marsh & McLennan Cos. Inc.	2,885,395	150,675
Equity Residential	1,981,322	148,837
Crown Castle International Corp.	1,817,519	143,348
Intercontinental Exchange Inc.	601,425	141,329
Aon plc	1,526,027	135,221
Welltower Inc.	1,915,531	129,720
McGraw Hill Financial Inc.	1,485,035	128,456
AvalonBay Communities Inc.	723,193	126,429
Prologis Inc.	2,851,919	110,940
Ventas Inc.	1,809,476	101,439
Boston Properties Inc.	836,230	99,010
T. Rowe Price Group Inc.	1,325,740	92,139
Moody's Corp.	927,545	91,085
Equinix Inc.	310,172	84,801
Vornado Realty Trust	923,172	83,473
Essex Property Trust Inc.	357,781	79,935
Weyerhaeuser Co.	2,798,423	76,509
General Growth Properties Inc.	2,891,822	75,101
Invesco Ltd.	2,333,329	72,870
Macerich Co.	861,562	66,185

Host Hotels & Resorts Inc.	4,087,674	64,626
Equifax Inc.	644,673	62,649
Realty Income Corp.	1,278,262	60,577
SL Green Realty Corp.	542,529	58,680
* Markel Corp.	72,139	57,845
Federal Realty Investment Trust	375,787	51,276
* Affiliated Managers Group Inc.	296,072	50,625
* CBRE Group Inc. Class A	1,542,200	49,350
UDR Inc.	1,427,711	49,227
Digital Realty Trust Inc.	739,462	48,302
HCP Inc.	1,258,722	46,887
TD Ameritrade Holding Corp.	1,331,037	42,380
SEI Investments Co.	812,914	39,207
VEREIT Inc.	4,925,146	38,022
Plum Creek Timber Co. Inc.	951,117	37,579
Jones Lang LaSalle Inc.	244,807	35,196
Raymond James Financial Inc.	705,230	35,001
Camden Property Trust	472,613	34,926
MSCI Inc. Class A	567,415	33,739
Alexandria Real Estate Equities Inc.	393,416	33,311
Lazard Ltd. Class A	706,638	30,597
Iron Mountain Inc.	975,475	30,259
* Realogy Holdings Corp.	797,607	30,014
Kimco Realty Corp.	1,067,909	26,089
Extra Space Storage Inc.	317,393	24,490
Brixmor Property Group Inc.	974,586	22,883
* E*TRADE Financial Corp.	789,913	20,798
* LendingClub Corp.	1,209,348	16,000
^ LPL Financial Holdings Inc.	220,419	8,766
Franklin Resources Inc.	600	22
Communications Sales & Leasing Inc.	90	2
		5,716,717
Health Care (13.7%)
Gilead Sciences Inc.	7,992,169	784,751
* Allergan plc	2,142,841	582,446
Amgen Inc.	4,129,186	571,149
AbbVie Inc.	8,563,683	465,950
* Celgene Corp.	4,305,042	465,676
* Biogen Inc.	1,280,657	373,709
* Express Scripts Holding Co.	3,730,079	301,987
Thermo Fisher Scientific Inc.	2,169,024	265,228
* Regeneron Pharmaceuticals Inc.	415,609	193,316
* Alexion Pharmaceuticals Inc.	1,170,858	183,110
Stryker Corp.	1,639,948	154,319
Becton Dickinson and Co.	1,145,600	151,975
* Vertex Pharmaceuticals Inc.	1,333,076	138,827
* Illumina Inc.	788,114	138,566
Perrigo Co. plc	756,283	118,941
Zoetis Inc.	2,446,562	100,749
* Incyte Corp.	881,777	97,286
* Intuitive Surgical Inc.	201,635	92,667
* BioMarin Pharmaceutical Inc.	877,149	92,381
* Mylan NV	2,141,287	86,208
* Edwards Lifesciences Corp.	585,423	83,230
CR Bard Inc.	403,988	75,267
* DaVita HealthCare Partners Inc.	938,369	67,872
* Henry Schein Inc.	454,074	60,265

* Laboratory Corp. of America Holdings	550,235	59,684
* Waters Corp.	425,552	50,305
* Alkermes plc	814,445	47,783
* Jazz Pharmaceuticals plc	317,237	42,132
* Mallinckrodt plc	638,690	40,838
* Varian Medical Systems Inc.	538,232	39,711
Cooper Cos. Inc.	265,423	39,511
ResMed Inc.	765,167	38,993
DENTSPLY International Inc.	760,917	38,480
* Medivation Inc.	890,866	37,862
* IDEXX Laboratories Inc.	501,304	37,222
* Envision Healthcare Holdings Inc.	1,011,376	37,209
Universal Health Services Inc. Class B	249,676	31,162
* Quintiles Transnational Holdings Inc.	434,330	30,216
* Alnylam Pharmaceuticals Inc.	369,109	29,662
* Centene Corp.	292,510	15,863
* Bluebird Bio Inc.	87,945	7,524
* Intercept Pharmaceuticals Inc.	42,484	7,046
		6,277,078
Industrials (11.9%)
3M Co.	3,402,153	482,323
Union Pacific Corp.	4,725,139	417,750
United Parcel Service Inc. Class B	3,803,504	375,368
Accenture plc Class A	3,398,868	333,973
Danaher Corp.	3,162,015	269,435
Boeing Co.	1,756,574	230,023
Automatic Data Processing Inc.	2,536,273	203,815
* PayPal Holdings Inc.	6,307,382	195,781
Precision Castparts Corp.	710,956	163,314
* LinkedIn Corp. Class A	624,635	118,762
* Fiserv Inc.	1,278,284	110,712
Cummins Inc.	972,687	105,614
FedEx Corp.	730,601	105,192
Fidelity National Information Services Inc.	1,532,827	102,822
PACCAR Inc.	1,932,882	100,838
Sherwin-Williams Co.	431,464	96,122
Roper Technologies Inc.	547,887	85,854
Amphenol Corp. Class A	1,683,524	85,792
Paychex Inc.	1,770,106	84,310
* Alliance Data Systems Corp.	317,900	82,330
Rockwell Automation Inc.	730,260	74,100
WW Grainger Inc.	323,288	69,510
AMETEK Inc.	1,318,681	68,993
* FleetCor Technologies Inc.	476,584	65,588
Vulcan Materials Co.	724,780	64,650
* Stericycle Inc.	461,918	64,350
Agilent Technologies Inc.	1,813,256	62,249
* Verisk Analytics Inc. Class A	826,100	61,057
* TransDigm Group Inc.	276,944	58,826
Kansas City Southern	600,584	54,581
Martin Marietta Materials Inc.	346,428	52,640
Sealed Air Corp.	1,121,575	52,579
CH Robinson Worldwide Inc.	772,603	52,367
Fastenal Co.	1,421,775	52,051
Textron Inc.	1,354,059	50,967
Pentair plc	979,846	50,011
Expeditors International of Washington Inc.	1,030,826	48,500

	Masco Corp.	1,874,252	47,194
	Towers Watson & Co. Class A	377,089	44,263
	Wabtec Corp.	500,099	44,034
*	Mettler-Toledo International Inc.	150,830	42,947
	Cintas Corp.	480,120	41,170
*	Sensata Technologies Holding NV	925,754	41,048
	JB Hunt Transport Services Inc.	506,447	36,160
	Robert Half International Inc.	695,816	35,598
*	United Rentals Inc.	519,885	31,219
	Macquarie Infrastructure Corp.	389,733	29,097
*	Quanta Services Inc.	1,071,241	25,935
	B/E Aerospace Inc.	580,067	25,465
	Hubbell Inc. Class B	275,937	23,441
	Allison Transmission Holdings Inc.	864,374	23,070
*	Trimble Navigation Ltd.	1,398,882	22,970
	FLIR Systems Inc.	763,486	21,370
	Acuity Brands Inc.	118,412	20,791
	Donaldson Co. Inc.	740,232	20,786
	Fortune Brands Home & Security Inc.	437,628	20,774
^	Chicago Bridge & Iron Co. NV	521,185	20,670
	Total System Services Inc.	450,266	20,456
*	Vantiv Inc. Class A	397,567	17,859
	Flowserve Corp.	363,712	14,963
*	Colfax Corp.	473,158	14,152
	Owens Corning	303,874	12,735
	WestRock Co.	18	1
			5,451,317
Oil & Gas (4.0%)
	Schlumberger Ltd.	6,887,192	475,010
	Kinder Morgan Inc.	10,139,392	280,658
	EOG Resources Inc.	2,988,822	217,586
	Anadarko Petroleum Corp.	2,764,609	166,955
	Williams Cos. Inc.	3,674,636	135,410
	Pioneer Natural Resources Co.	812,508	98,833
	Noble Energy Inc.	2,329,310	70,299
*	Concho Resources Inc.	654,679	64,355
*	Cheniere Energy Inc.	1,223,058	59,074
	EQT Corp.	829,324	53,715
	Cimarex Energy Co.	513,994	52,674
	Cabot Oil & Gas Corp.	2,253,457	49,261
	Range Resources Corp.	875,602	28,124
^	Core Laboratories NV	241,264	24,078
	Oceaneering International Inc.	532,536	20,918
*	FMC Technologies Inc.	624,771	19,368
*	Continental Resources Inc.	507,716	14,708
*	Whiting Petroleum Corp.	560,761	8,563
*,^ Antero Resources Corp.		379,811	8,037
*	Weatherford International plc	1,040	9
*	Cobalt International Energy Inc.	530	4
			1,847,639
Technology (23.9%)
	Apple Inc.	31,055,676	3,425,441
*	Facebook Inc. Class A	11,690,667	1,050,991
*	Google Inc. Class A	1,578,627	1,007,748
*	Google Inc. Class C	1,591,996	968,602
	Oracle Corp.	17,704,844	639,499

QUALCOMM Inc.	8,551,461	459,470
Texas Instruments Inc.	5,589,394	276,787
EMC Corp.	10,475,115	253,079
* salesforce.com inc	3,407,945	236,614
* Adobe Systems Inc.	2,575,282	211,740
* Cognizant Technology Solutions Corp. Class A	3,319,313	207,822
Avago Technologies Ltd. Class A	1,344,300	168,051
* Yahoo! Inc.	4,610,809	133,299
Intuit Inc.	1,426,108	126,567
* Cerner Corp.	1,691,198	101,404
Analog Devices Inc.	1,708,063	96,352
* Micron Technology Inc.	5,896,411	88,328
Skyworks Solutions Inc.	1,038,647	87,465
* Twitter Inc.	3,133,337	84,412
Altera Corp.	1,648,378	82,551
* Red Hat Inc.	999,186	71,822
* Palo Alto Networks Inc.	409,977	70,516
NVIDIA Corp.	2,786,572	68,689
* Akamai Technologies Inc.	923,949	63,808
Xilinx Inc.	1,407,773	59,690
* Citrix Systems Inc.	831,702	57,620
Lam Research Corp.	861,198	56,262
* ServiceNow Inc.	799,023	55,492
* Autodesk Inc.	1,239,520	54,712
Linear Technology Corp.	1,305,560	52,679
Maxim Integrated Products Inc.	1,547,766	51,695
Applied Materials Inc.	3,267,122	47,994
Microchip Technology Inc.	1,092,097	47,058
* F5 Networks Inc.	386,866	44,799
* ANSYS Inc.	490,609	43,242
KLA-Tencor Corp.	858,370	42,919
* Workday Inc. Class A	585,547	40,321
* VeriSign Inc.	525,438	37,075
* Qorvo Inc.	814,269	36,683
* Splunk Inc.	651,589	36,065
* Gartner Inc.	429,585	36,055
* VMware Inc. Class A	432,576	34,083
Juniper Networks Inc.	993,899	25,553
* FireEye Inc.	782,127	24,887
* Freescale Semiconductor Ltd.	591,250	21,628
CDK Global Inc.	437,610	20,909
* Rackspace Hosting Inc.	658,796	16,259
* NetSuite Inc.	190,141	15,953
* Teradata Corp.	385,444	11,162
* Tableau Software Inc. Class A	135,595	10,818
* Premier Inc. Class A	206,993	7,114
SanDisk Corp.	310	17
* SunEdison Inc.	450	3
		10,969,804
Telecommunications (0.3%)
* SBA Communications Corp. Class A	695,211	72,817
* Level 3 Communications Inc.	1,549,309	67,689
* Zayo Group Holdings Inc.	264,480	6,707
		147,213

Utilities (0.1%)
* Calpine Corp.			1,959,792	28,613

Total Common Stocks (Cost $32,031,675)				45,840,318
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.189%		190,220,301	190,220

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.095%	10/21/15	3,000	3,000
4 Federal Home Loan Bank Discount Notes	0.120%	10/30/15	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.145%	12/11/15	5,000	4,998
				8,498
Total Temporary Cash Investments (Cost $198,719)				198,718
Total Investments (100.4%) (Cost $32,230,394)				46,039,036
Other Assets and Liabilities-Net (-0.4%)[3]				(165,431)
Net Assets (100%)				45,873,605

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $120,908,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2	Includes $120,540,000 of collateral received for securities on loan. The fund received additional collateral of $3,370,000 on the next business day.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	45,840,318	—	—
Temporary Cash Investments	190,220	8,498	—
Futures Contracts—Assets[1]	868	—	—
Futures Contracts—Liabilities[1]	(205)	—	—
Total	46,031,201	8,498	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	265	25,290	481

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $32,230,394,000.

Net unrealized appreciation of investment securities for tax purposes was $13,808,642,000,

Growth Index Fund

consisting of unrealized gains of $14,895,814,000 on securities that had risen in value since their purchase and $1,087,172,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (3.0%)
	RPM International Inc.	2,584,455	108,263
	Cytec Industries Inc.	1,383,867	102,199
	Steel Dynamics Inc.	4,453,595	76,513
	NewMarket Corp.	204,520	73,014
	Royal Gold Inc.	1,262,530	59,314
	Sensient Technologies Corp.	887,599	54,410
	Compass Minerals International Inc.	652,592	51,144
	PolyOne Corp.	1,722,584	50,541
	Domtar Corp.	1,216,881	43,503
*	Chemtura Corp.	1,313,330	37,587
	Balchem Corp.	609,475	37,038
	Cabot Corp.	1,096,624	34,609
	HB Fuller Co.	978,327	33,204
	Minerals Technologies Inc.	673,022	32,413
	Commercial Metals Co.	2,239,148	30,340
	Allegheny Technologies Inc.	2,115,205	29,994
^	United States Steel Corp.	2,832,693	29,517
	Carpenter Technology Corp.	959,736	28,571
*	Platform Specialty Products Corp.	2,246,166	28,414
	KapStone Paper and Packaging Corp.	1,679,118	27,722
	Kaiser Aluminum Corp.	316,705	25,416
^	Olin Corp.	1,501,491	25,240
*	Stillwater Mining Co.	2,341,519	24,188
	Worthington Industries Inc.	885,904	23,459
	Chemours Co.	3,504,749	22,676
	CONSOL Energy Inc.	2,218,111	21,737
	Axiall Corp.	1,365,551	21,425
	Innospec Inc.	444,040	20,652
	OM Group Inc.	592,659	19,493
	Quaker Chemical Corp.	245,254	18,904
*	Ferro Corp.	1,690,130	18,507
	A Schulman Inc.	538,926	17,499
*	Clearwater Paper Corp.	350,601	16,562
	Stepan Co.	387,337	16,117
	Calgon Carbon Corp.	1,014,192	15,801
	Globe Specialty Metals Inc.	1,285,502	15,593
^	US Silica Holdings Inc.	1,034,197	14,572
	Innophos Holdings Inc.	367,369	14,563
	PH Glatfelter Co.	839,888	14,463
	Hecla Mining Co.	7,316,741	14,414
	Deltic Timber Corp.	220,062	13,162
*	Univar Inc.	666,982	12,106
*	Cambrex Corp.	303,412	12,039
*	Resolute Forest Products Inc.	1,235,118	10,264
*	Kraton Performance Polymers Inc.	545,161	9,758
	SunCoke Energy Inc.	1,198,148	9,322
	Haynes International Inc.	241,420	9,135
*,^ AK Steel Holding Corp.		3,264,575	7,868
	Koppers Holdings Inc.	377,205	7,608

*	Coeur Mining Inc.	2,649,479	7,472
^	Peabody Energy Corp.	5,375,770	7,419
	Tredegar Corp.	505,075	6,606
	American Vanguard Corp.	536,017	6,196
^	Cliffs Natural Resources Inc.	2,519,630	6,148
*	Intrepid Potash Inc.	1,103,850	6,115
*	LSB Industries Inc.	374,280	5,734
^	Tronox Ltd. Class A	1,200,962	5,248
	Rayonier Advanced Materials Inc.	828,648	5,071
	FutureFuel Corp.	464,615	4,590
*	Century Aluminum Co.	923,470	4,248
*,^ Horsehead Holding Corp.		1,094,870	3,328
*,^ Cloud Peak Energy Inc.		1,179,314	3,102
	Kronos Worldwide Inc.	447,766	2,781
*,^ Fairmount Santrol Holdings Inc.		623,813	1,684
	Rentech Inc.	86,478	484
*	NL Industries Inc.	47,179	141
*	Alpha Natural Resources Inc.	864	—
*	Allied Nevada Gold Corp.	193	—
			1,517,220
Consumer Goods (7.9%)
	Goodyear Tire & Rubber Co.	5,217,346	153,025
	Ingredion Inc.	1,382,284	120,687
*	Middleby Corp.	1,110,327	116,795
*	Skechers U.S.A. Inc. Class A	826,772	110,854
*	Toll Brothers Inc.	3,069,490	105,099
	Leggett & Platt Inc.	2,517,425	103,844
*	Hain Celestial Group Inc.	1,987,291	102,544
	Pinnacle Foods Inc.	2,257,924	94,562
	Carter's Inc.	961,232	87,126
*	Tempur Sealy International Inc.	1,198,677	85,622
	Flowers Foods Inc.	3,459,999	85,600
	Brunswick Corp.	1,780,788	85,282
	Gentex Corp.	5,388,187	83,517
*	Visteon Corp.	783,007	79,272
*	Post Holdings Inc.	1,175,626	69,479
*	WhiteWave Foods Co. Class A	1,703,110	68,380
*,^ Herbalife Ltd.		1,253,798	68,332
*	TreeHouse Foods Inc.	792,382	61,639
	Pool Corp.	789,913	57,111
*	Vista Outdoor Inc.	1,223,745	54,371
	Scotts Miracle-Gro Co. Class A	889,879	54,122
*	Tenneco Inc.	1,118,608	50,080
*	Helen of Troy Ltd.	554,237	49,493
	Dana Holding Corp.	3,104,145	49,294
	Thor Industries Inc.	913,304	47,309
*	Kate Spade & Co.	2,472,777	47,255
	Energizer Holdings Inc.	1,204,513	46,627
	Nu Skin Enterprises Inc. Class A	1,118,957	46,191
*	G-III Apparel Group Ltd.	740,538	45,662
*	Take-Two Interactive Software Inc.	1,571,298	45,143
*	Fossil Group Inc.	792,604	44,291
	Cooper Tire & Rubber Co.	1,100,090	43,465
	Spectrum Brands Holdings Inc.	461,078	42,193
	Wolverine World Wide Inc.	1,896,878	41,048
	B&G Foods Inc.	1,122,799	40,926
	Tupperware Brands Corp.	821,264	40,644

*	Steven Madden Ltd.	1,100,981	40,318
	Vector Group Ltd.	1,781,867	40,288
	Snyder's-Lance Inc.	1,163,434	39,243
*	TRI Pointe Group Inc.	2,819,103	36,902
	HNI Corp.	858,990	36,851
	Lancaster Colony Corp.	370,903	36,156
*	Darling Ingredients Inc.	3,199,590	35,963
*	Boston Beer Co. Inc. Class A	169,115	35,617
	Ryland Group Inc.	860,865	35,149
*	Deckers Outdoor Corp.	601,344	34,914
	Herman Miller Inc.	1,158,926	33,423
*	Zynga Inc. Class A	14,529,802	33,128
	J&J Snack Foods Corp.	289,775	32,936
	Columbia Sportswear Co.	544,665	32,021
*	Gentherm Inc.	698,379	31,371
	Dean Foods Co.	1,828,822	30,212
^	Cal-Maine Foods Inc.	550,215	30,047
*	Dorman Products Inc.	586,351	29,839
	Steelcase Inc. Class A	1,572,478	28,949
*	American Axle & Manufacturing Holdings Inc.	1,399,245	27,901
	Avon Products Inc.	8,432,126	27,404
	Interface Inc. Class A	1,212,141	27,200
*	Meritage Homes Corp.	729,951	26,658
	Fresh Del Monte Produce Inc.	660,698	26,104
	La-Z-Boy Inc.	979,754	26,022
^	Sanderson Farms Inc.	368,685	25,281
	Drew Industries Inc.	443,857	24,239
	KB Home	1,780,602	24,127
	WD-40 Co.	266,289	23,718
*	Standard Pacific Corp.	2,958,315	23,667
*,^ GoPro Inc. Class A		752,418	23,490
*	Select Comfort Corp.	995,704	21,786
	Oxford Industries Inc.	289,051	21,355
	Universal Corp.	417,063	20,674
	Schweitzer-Mauduit International Inc.	590,296	20,294
	MDC Holdings Inc.	757,408	19,829
	Knoll Inc.	897,627	19,730
*	Tumi Holdings Inc.	1,117,459	19,690
*	Crocs Inc.	1,374,113	17,760
	Andersons Inc.	515,226	17,549
*	Seaboard Corp.	5,649	17,393
*	Cooper-Standard Holding Inc.	284,501	16,501
	Remy International Inc.	554,324	16,214
*,^ Wayfair Inc.		460,986	16,162
*	iRobot Corp.	549,474	16,012
*	Diamond Foods Inc.	518,153	15,990
	Briggs & Stratton Corp.	809,312	15,628
*	TiVo Inc.	1,790,198	15,503
*	USANA Health Sciences Inc.	111,627	14,961
*	ACCO Brands Corp.	2,094,589	14,809
*	Blue Buffalo Pet Products Inc.	758,491	13,585
	Ethan Allen Interiors Inc.	495,454	13,085
*	Iconix Brand Group Inc.	888,581	12,014
*	Taylor Morrison Home Corp. Class A	641,050	11,962
^	Tootsie Roll Industries Inc.	368,581	11,533
*	Central Garden & Pet Co. Class A	632,877	10,196
	Phibro Animal Health Corp. Class A	304,281	9,624

*,^ Boulder Brands Inc.		1,127,591	9,235
*	DTS Inc.	333,271	8,898
	Coca-Cola Bottling Co. Consolidated	44,939	8,690
*	RealD Inc.	888,112	8,535
	National Presto Industries Inc.	100,879	8,500
	Inter Parfums Inc.	329,473	8,174
	Superior Industries International Inc.	436,614	8,156
	Movado Group Inc.	303,859	7,849
*	Modine Manufacturing Co.	929,139	7,312
*,^ Eastman Kodak Co.		445,493	6,959
*	National Beverage Corp.	224,121	6,887
*	Revlon Inc. Class A	202,604	5,967
	Titan International Inc.	831,701	5,498
*	Blount International Inc.	932,355	5,193
*	Vera Bradley Inc.	381,135	4,806
*,^ Elizabeth Arden Inc.		403,247	4,714
*	Federal-Mogul Holdings Corp.	653,225	4,462
	Metaldyne Performance Group Inc.	194,658	4,090
*,^ Hovnanian Enterprises Inc. Class A		2,285,759	4,046
*	Central Garden & Pet Co.	196,375	3,038
*,^ Amplify Snack Brands Inc.		216,798	2,322
*	Vince Holding Corp.	322,634	1,107
			4,040,299
Consumer Services (13.4%)
*	JetBlue Airways Corp.	6,096,883	157,117
	Cablevision Systems Corp. Class A	4,090,687	132,825
	Domino's Pizza Inc.	1,063,504	114,763
	Service Corp. International	3,686,657	99,908
	TEGNA Inc.	4,386,013	98,203
	KAR Auction Services Inc.	2,745,777	97,475
*	Panera Bread Co. Class A	472,741	91,433
	Dunkin' Brands Group Inc.	1,844,546	90,383
	Dick's Sporting Goods Inc.	1,813,992	89,992
*	Avis Budget Group Inc.	2,003,805	87,526
*	Madison Square Garden Co. Class A	1,205,210	86,944
*	AMC Networks Inc. Class A	1,178,997	86,267
^	GameStop Corp. Class A	2,066,782	85,172
*	Pandora Media Inc.	3,905,619	83,346
*	VCA Inc.	1,493,151	78,614
	Casey's General Stores Inc.	755,065	77,711
	Vail Resorts Inc.	704,204	73,716
	Dun & Bradstreet Corp.	699,367	73,434
*	Copart Inc.	2,205,341	72,556
*	Sally Beauty Holdings Inc.	3,045,905	72,340
	Sabre Corp.	2,650,666	72,045
*	Buffalo Wild Wings Inc.	368,242	71,229
*	Burlington Stores Inc.	1,386,549	70,769
*	ServiceMaster Global Holdings Inc.	2,094,637	70,275
	Lions Gate Entertainment Corp.	1,866,929	68,703
*	Restoration Hardware Holdings Inc.	735,177	68,599
^	Cracker Barrel Old Country Store Inc.	464,041	68,344
*	Office Depot Inc.	10,615,625	68,152
*	Spirit Airlines Inc.	1,412,075	66,791
	GNC Holdings Inc. Class A	1,645,789	66,523
*	Live Nation Entertainment Inc.	2,743,401	65,951
	Cinemark Holdings Inc.	2,020,728	65,653
*	Starz	1,696,755	63,357

	Six Flags Entertainment Corp.	1,376,601	63,021
	Brinker International Inc.	1,164,111	61,314
*	Rite Aid Corp.	9,833,315	59,688
	Allegiant Travel Co. Class A	263,078	56,891
	Jack in the Box Inc.	708,452	54,579
	American Eagle Outfitters Inc.	3,406,336	53,241
	Graham Holdings Co. Class B	89,715	51,766
	Rollins Inc.	1,912,223	51,381
	Aaron's Inc.	1,405,616	50,757
*,^ JC Penney Co. Inc.		5,323,619	49,456
*	Bright Horizons Family Solutions Inc.	764,007	49,080
*,^ SolarCity Corp.		1,129,469	48,240
	Big Lots Inc.	1,004,793	48,150
	John Wiley & Sons Inc. Class A	952,268	47,642
*	Murphy USA Inc.	860,460	47,282
	Lithia Motors Inc. Class A	436,769	47,219
	CST Brands Inc.	1,391,203	46,828
	Cheesecake Factory Inc.	855,485	46,162
	Texas Roadhouse Inc. Class A	1,221,298	45,432
*	Houghton Mifflin Harcourt Co.	2,233,411	45,361
	AMERCO	113,920	44,824
*	United Natural Foods Inc.	921,571	44,705
*	Ascena Retail Group Inc.	3,198,891	44,497
*	HomeAway Inc.	1,672,528	44,389
*	Cabela's Inc.	953,376	43,474
	Chemed Corp.	311,304	41,550
	Chico's FAS Inc.	2,637,520	41,488
	Bloomin' Brands Inc.	2,256,363	41,021
*	Cable One Inc.	96,218	40,356
	Dillard's Inc. Class A	457,355	39,968
	Men's Wearhouse Inc.	935,880	39,794
	Monro Muffler Brake Inc.	587,858	39,710
^	Wendy's Co.	4,568,299	39,516
	Papa John's International Inc.	573,202	39,253
	Sotheby's	1,211,361	38,739
	Penske Automotive Group Inc.	785,033	38,027
*	Pinnacle Entertainment Inc.	1,116,913	37,796
*	Asbury Automotive Group Inc.	464,305	37,678
*	SUPERVALU Inc.	5,130,396	36,836
	Time Inc.	1,912,846	36,440
	Group 1 Automotive Inc.	420,470	35,803
	DSW Inc. Class A	1,410,908	35,710
	HSN Inc.	614,653	35,183
*	Grand Canyon Education Inc.	912,946	34,683
	Churchill Downs Inc.	255,381	34,173
	Sinclair Broadcast Group Inc. Class A	1,347,315	34,114
*	Five Below Inc.	1,002,336	33,658
	Gannett Co. Inc.	2,227,858	32,816
*	Michaels Cos. Inc.	1,409,793	32,566
	Choice Hotels International Inc.	669,512	31,902
*	Beacon Roofing Supply Inc.	962,839	31,283
	Dolby Laboratories Inc. Class A	955,632	31,154
	Meredith Corp.	729,410	31,058
	New York Times Co. Class A	2,559,693	30,230
	DineEquity Inc.	328,976	30,154
	DeVry Education Group Inc.	1,107,047	30,123
*	comScore Inc.	644,861	29,760

	Matthews International Corp. Class A	606,644	29,707
	PriceSmart Inc.	379,994	29,389
	Regal Entertainment Group Class A	1,543,235	28,843
*,^ Groupon Inc. Class A		8,839,714	28,817
	Abercrombie & Fitch Co.	1,347,552	28,555
	Hillenbrand Inc.	1,097,087	28,535
*	Acxiom Corp.	1,434,357	28,343
*	La Quinta Holdings Inc.	1,772,571	27,971
*	GrubHub Inc.	1,147,540	27,931
*	Express Inc.	1,557,408	27,831
*	WebMD Health Corp.	698,146	27,814
*,^ Yelp Inc. Class A		1,274,695	27,610
	Tribune Media Co. Class A	774,835	27,584
	Nexstar Broadcasting Group Inc. Class A	581,900	27,553
	Morningstar Inc.	342,840	27,516
	Marriott Vacations Worldwide Corp.	396,555	27,021
*	Urban Outfitters Inc.	908,749	26,699
*	Genesco Inc.	441,937	25,221
*	Sprouts Farmers Market Inc.	1,189,784	25,104
*	Popeyes Louisiana Kitchen Inc.	443,158	24,976
	Guess? Inc.	1,160,760	24,794
	Caleres Inc.	804,132	24,550
*	Boyd Gaming Corp.	1,504,021	24,516
*	Media General Inc.	1,732,079	24,232
*,^ DreamWorks Animation SKG Inc. Class A		1,359,347	23,721
	Rent-A-Center Inc.	976,125	23,671
*	Fiesta Restaurant Group Inc.	519,244	23,558
*	Penn National Gaming Inc.	1,397,665	23,453
	SeaWorld Entertainment Inc.	1,310,338	23,337
	Children's Place Inc.	399,290	23,027
	ClubCorp Holdings Inc.	1,065,858	22,873
*	Shutterfly Inc.	631,752	22,585
	Sonic Corp.	955,252	21,923
^	Buckle Inc.	564,010	20,851
	Extended Stay America Inc.	1,188,352	19,941
*	Diamond Resorts International Inc.	849,573	19,872
	EW Scripps Co. Class A	1,120,390	19,797
*	Diplomat Pharmacy Inc.	677,308	19,459
*	Fresh Market Inc.	847,209	19,138
	Scholastic Corp.	482,157	18,785
*	Vitamin Shoppe Inc.	571,123	18,641
*	Apollo Education Group Inc.	1,661,563	18,377
*	zulily Inc. Class A	1,048,163	18,238
*	Krispy Kreme Doughnuts Inc.	1,239,212	18,130
*	Dave & Buster's Entertainment Inc.	477,892	18,079
*	Belmond Ltd. Class A	1,693,472	17,121
	Finish Line Inc. Class A	869,032	16,772
	Bob Evans Farms Inc.	386,148	16,740
*	Hibbett Sports Inc.	476,799	16,693
	Cato Corp. Class A	484,228	16,478
	International Speedway Corp. Class A	517,535	16,416
*,^ Mattress Firm Holding Corp.		374,870	15,655
	SkyWest Inc.	931,157	15,532
	National CineMedia Inc.	1,131,085	15,179
*	Constant Contact Inc.	623,475	15,113
*	Caesars Acquisition Co. Class A	2,111,803	14,994
*	BJ's Restaurants Inc.	347,118	14,936

*	Rush Enterprises Inc. Class A	595,563	14,413
	Interval Leisure Group Inc.	779,330	14,309
	Barnes & Noble Inc.	1,181,072	14,303
*	Steiner Leisure Ltd.	223,685	14,132
	Core-Mark Holding Co. Inc.	212,055	13,879
	New Media Investment Group Inc.	822,633	12,718
	Sonic Automotive Inc. Class A	599,879	12,250
*	Pep Boys-Manny Moe & Jack	991,861	12,091
*,^ Conn's Inc.		493,981	11,875
*,^ Sears Holdings Corp.		516,603	11,675
*,^ Virgin America Inc.		336,588	11,521
*	Bankrate Inc.	1,108,152	11,469
	Pier 1 Imports Inc.	1,627,507	11,230
*	Strayer Education Inc.	203,128	11,166
*	Regis Corp.	846,458	11,089
	Capella Education Co.	222,163	11,002
*	FTD Cos. Inc.	361,174	10,763
	AMC Entertainment Holdings Inc.	418,337	10,538
*,^ Scientific Games Corp. Class A		1,001,596	10,467
*	Global Eagle Entertainment Inc.	894,439	10,268
*	Francesca's Holdings Corp.	817,711	10,001
^	World Wrestling Entertainment Inc. Class A	585,515	9,895
*,^ Coupons.com Inc.		1,045,454	9,409
*,^ Lands' End Inc.		339,984	9,183
*,^ Shake Shack Inc. Class A		191,809	9,092
*	Smart & Final Stores Inc.	570,032	8,955
*	Barnes & Noble Education Inc.	701,069	8,911
	Weis Markets Inc.	208,706	8,713
	Fred's Inc. Class A	682,147	8,083
*,^ Tile Shop Holdings Inc.		644,487	7,721
*	K12 Inc.	592,098	7,366
*	Party City Holdco Inc.	460,810	7,359
*	Biglari Holdings Inc.	19,985	7,309
*	Blue Nile Inc.	211,265	7,086
*	Ruby Tuesday Inc.	1,137,358	7,063
*	American Public Education Inc.	288,217	6,759
*	Zumiez Inc.	423,213	6,615
*,^ Caesars Entertainment Corp.		1,120,767	6,601
*,^ Lumber Liquidators Holdings Inc.		497,172	6,533
*	Ascent Capital Group Inc. Class A	237,106	6,492
*,^ Etsy Inc.		432,369	5,919
*,^ Clean Energy Fuels Corp.		1,312,379	5,906
	Stage Stores Inc.	586,450	5,771
*	RetailMeNot Inc.	673,571	5,550
*,^ TrueCar Inc.		1,034,489	5,390
*	Clear Channel Outdoor Holdings Inc. Class A	670,800	4,783
*	Planet Fitness Inc. Class A	273,566	4,689
*,^ Container Store Group Inc.		324,447	4,568
*,^ El Pollo Loco Holdings Inc.		406,547	4,383
	Speedway Motorsports Inc.	239,268	4,319
*,^ Angie's List Inc.		848,016	4,274
*	Potbelly Corp.	379,429	4,178
*,^ Habit Restaurants Inc. Class A		186,037	3,983
*,^ Weight Watchers International Inc.		552,662	3,526
*	Rush Enterprises Inc. Class B	146,991	3,426
*	Wingstop Inc.	137,765	3,304
*,^ Noodles & Co. Class A		207,632	2,940

*	Ollie's Bargain Outlet Holdings Inc.	168,978	2,732
*	Bridgepoint Education Inc.	353,328	2,692
*	Bojangles' Inc.	139,757	2,362
	Harte-Hanks Inc.	487,933	1,722
*	Liquidity Services Inc.	218,150	1,612
*	Cumulus Media Inc. Class A	1,476,189	1,039
*,^ SFX Entertainment Inc.		567,065	289
			6,893,895
Financials (27.0%)
	HCC Insurance Holdings Inc.	1,849,518	143,282
	Arthur J Gallagher & Co.	3,211,375	132,566
	Duke Realty Corp.	6,686,443	127,377
*	Signature Bank	925,718	127,342
	Omega Healthcare Investors Inc.	3,559,911	125,131
	Mid-America Apartment Communities Inc.	1,459,786	119,513
	Kilroy Realty Corp.	1,785,808	116,363
*	SVB Financial Group	996,940	115,186
	Regency Centers Corp.	1,823,486	113,330
	Apartment Investment & Management Co.	3,026,655	112,047
	CBOE Holdings Inc.	1,603,279	107,548
	East West Bancorp Inc.	2,785,957	107,036
*	Liberty Ventures Class A	2,608,742	105,263
	WP Carey Inc.	1,819,658	105,194
	RenaissanceRe Holdings Ltd.	889,854	94,609
	National Retail Properties Inc.	2,603,562	94,431
	StanCorp Financial Group Inc.	819,273	93,561
	American Financial Group Inc.	1,357,401	93,539
*	Forest City Enterprises Inc. Class A	4,644,111	93,486
	DDR Corp.	5,961,140	91,682
	Liberty Property Trust	2,902,366	91,454
	Equity LifeStyle Properties Inc.	1,550,698	90,824
	Starwood Property Trust Inc.	4,389,499	90,073
	NorthStar Realty Finance Corp.	7,066,064	87,266
	Extra Space Storage Inc.	1,130,526	87,231
	CubeSmart	3,112,955	84,704
	Home Properties Inc.	1,124,215	84,035
	Lamar Advertising Co. Class A	1,586,529	82,785
	First American Financial Corp.	2,104,080	82,206
	City National Corp.	917,832	80,824
	PacWest Bancorp	1,877,807	80,389
	American Campus Communities Inc.	2,175,248	78,831
	BioMed Realty Trust Inc.	3,942,450	78,770
	Investors Bancorp Inc.	6,356,695	78,442
	Taubman Centers Inc.	1,119,751	77,352
	Douglas Emmett Inc.	2,691,533	77,301
	Hospitality Properties Trust	2,933,775	75,046
*	Howard Hughes Corp.	653,787	75,016
	Senior Housing Properties Trust	4,597,660	74,482
	Spirit Realty Capital Inc.	8,123,259	74,247
*	E*TRADE Financial Corp.	2,811,149	74,018
	Endurance Specialty Holdings Ltd.	1,211,619	73,945
*	Liberty Broadband Corp.	1,444,711	73,926
	Eaton Vance Corp.	2,162,006	72,254
	Synovus Financial Corp.	2,428,495	71,883
	Weingarten Realty Investors	2,160,322	71,528
	Old Republic International Corp.	4,554,617	71,234
	Assured Guaranty Ltd.	2,837,400	70,935

	Highwoods Properties Inc.	1,822,810	70,634
	First Niagara Financial Group Inc.	6,871,699	70,160
	Cullen/Frost Bankers Inc.	1,101,437	70,029
	CNO Financial Group Inc.	3,722,674	70,023
	Commerce Bancshares Inc.	1,536,543	70,005
*	Strategic Hotels & Resorts Inc.	5,068,664	69,897
	Umpqua Holdings Corp.	4,267,513	69,560
*	Alleghany Corp.	146,877	68,755
	Validus Holdings Ltd.	1,522,634	68,625
*	Equity Commonwealth	2,513,006	68,454
	BankUnited Inc.	1,903,767	68,060
	Brown & Brown Inc.	2,182,628	67,596
	Corrections Corp. of America	2,268,286	67,005
	Hanover Insurance Group Inc.	855,907	66,504
	Bank of the Ozarks Inc.	1,513,134	66,215
	Sovran Self Storage Inc.	694,039	65,448
	Retail Properties of America Inc.	4,594,259	64,733
	White Mountains Insurance Group Ltd.	86,570	64,694
	Radian Group Inc.	4,041,039	64,293
	First Horizon National Corp.	4,532,178	64,266
	Allied World Assurance Co. Holdings AG	1,670,499	63,763
	MarketAxess Holdings Inc.	686,268	63,741
	Webster Financial Corp.	1,780,293	63,432
	Prosperity Bancshares Inc.	1,288,662	63,286
	Two Harbors Investment Corp.	7,118,060	62,781
	American Homes 4 Rent Class A	3,879,371	62,380
	LaSalle Hotel Properties	2,190,645	62,192
*,^ Zillow Group Inc.		2,284,916	61,693
	Post Properties Inc.	1,057,474	61,640
	Tanger Factory Outlet Centers Inc.	1,856,156	61,197
*	MGIC Investment Corp.	6,577,683	60,909
	RLJ Lodging Trust	2,405,993	60,799
	Popular Inc.	2,005,138	60,615
	Healthcare Trust of America Inc. Class A	2,460,399	60,304
	Sun Communities Inc.	885,362	59,992
^	Apple Hospitality REIT Inc.	3,205,813	59,532
	New Residential Investment Corp.	4,463,278	58,469
	EPR Properties	1,119,408	57,728
	DCT Industrial Trust Inc.	1,710,588	57,578
	FirstMerit Corp.	3,210,378	56,727
	Columbia Property Trust Inc.	2,422,373	56,199
	PrivateBancorp Inc.	1,449,642	55,565
	Outfront Media Inc.	2,665,118	55,434
	Paramount Group Inc.	3,286,294	55,210
*	Western Alliance Bancorp	1,783,507	54,772
	Aspen Insurance Holdings Ltd.	1,177,091	54,699
	Rayonier Inc.	2,439,098	53,831
*	Stifel Financial Corp.	1,277,468	53,781
	Waddell & Reed Financial Inc. Class A	1,540,747	53,572
	Bank of Hawaii Corp.	842,467	53,488
	Sunstone Hotel Investors Inc.	4,041,789	53,473
	Chimera Investment Corp.	3,981,352	53,231
	Care Capital Properties Inc.	1,609,932	53,015
	Federated Investors Inc. Class B	1,823,779	52,707
	Gaming and Leisure Properties Inc.	1,774,303	52,697
	Piedmont Office Realty Trust Inc. Class A	2,930,515	52,427
	Associated Banc-Corp	2,909,167	52,278

ProAssurance Corp.	1,051,125	51,579
NorthStar Asset Management Group Inc.	3,563,937	51,178
Assurant Inc.	647,106	51,128
Medical Properties Trust Inc.	4,602,741	50,906
AmTrust Financial Services Inc.	800,587	50,421
Wintrust Financial Corp.	934,140	49,911
* PRA Group Inc.	936,201	49,544
Pebblebrook Hotel Trust	1,391,583	49,332
MFA Financial Inc.	7,173,538	48,852
United Bankshares Inc.	1,279,393	48,604
Healthcare Realty Trust Inc.	1,944,764	48,327
Hudson Pacific Properties Inc.	1,646,520	47,403
Blackstone Mortgage Trust Inc. Class A	1,715,352	47,069
* Texas Capital Bancshares Inc.	887,363	46,516
IBERIABANK Corp.	796,580	46,369
Symetra Financial Corp.	1,462,003	46,258
Interactive Brokers Group Inc.	1,160,568	45,808
* Springleaf Holdings Inc. Class A	1,041,795	45,547
Cathay General Bancorp	1,519,873	45,535
CBL & Associates Properties Inc.	3,301,890	45,401
Home BancShares Inc.	1,115,725	45,187
MB Financial Inc.	1,381,465	45,091
First Industrial Realty Trust Inc.	2,144,771	44,933
* Blackhawk Network Holdings Inc.	1,057,432	44,825
TCF Financial Corp.	2,949,464	44,714
* Genworth Financial Inc. Class A	9,633,370	44,506
Valley National Bancorp	4,507,049	44,349
FNB Corp.	3,394,800	43,963
Primerica Inc.	960,570	43,293
GEO Group Inc.	1,446,092	43,007
DiamondRock Hospitality Co.	3,887,585	42,958
Brandywine Realty Trust	3,484,060	42,924
WP GLIMCHER Inc.	3,588,702	41,844
Communications Sales & Leasing Inc.	2,332,708	41,755
Ryman Hospitality Properties Inc.	844,235	41,562
Urban Edge Properties	1,922,870	41,515
Washington Federal Inc.	1,820,139	41,408
UMB Financial Corp.	811,843	41,250
Fulton Financial Corp.	3,388,086	40,996
Hancock Holding Co.	1,512,237	40,906
RLI Corp.	753,598	40,340
Colony Capital Inc. Class A	2,055,052	40,197
BancorpSouth Inc.	1,687,980	40,123
Acadia Realty Trust	1,333,052	40,085
CyrusOne Inc.	1,218,769	39,805
Janus Capital Group Inc.	2,891,461	39,324
Kennedy-Wilson Holdings Inc.	1,748,979	38,775
Corporate Office Properties Trust	1,830,701	38,500
Kite Realty Group Trust	1,613,881	38,427
^ First Financial Bankshares Inc.	1,180,834	37,527
American Equity Investment Life Holding Co.	1,601,318	37,327
EverBank Financial Corp.	1,930,789	37,264
Erie Indemnity Co. Class A	447,264	37,096
Cousins Properties Inc.	3,986,637	36,757
Glacier Bancorp Inc.	1,389,681	36,674
^ WisdomTree Investments Inc.	2,272,377	36,653
Xenia Hotels & Resorts Inc.	2,054,556	35,873

	National Health Investors Inc.	618,435	35,554
	Columbia Banking System Inc.	1,118,207	34,899
	South State Corp.	445,285	34,229
	Equity One Inc.	1,379,310	33,572
	Washington REIT	1,320,111	32,910
	DuPont Fabros Technology Inc.	1,266,358	32,773
	Pinnacle Financial Partners Inc.	662,306	32,725
	Selective Insurance Group Inc.	1,050,790	32,638
	EastGroup Properties Inc.	594,618	32,216
	National Penn Bancshares Inc.	2,715,348	31,905
	New York REIT Inc.	3,147,594	31,665
	Retail Opportunity Investments Corp.	1,912,744	31,637
*,^ Credit Acceptance Corp.		159,654	31,431
	First Citizens BancShares Inc. Class A	138,537	31,309
^	LPL Financial Holdings Inc.	784,154	31,186
	Old National Bancorp	2,231,475	31,084
	CVB Financial Corp.	1,853,635	30,956
	Education Realty Trust Inc.	936,783	30,867
*	Hilltop Holdings Inc.	1,542,059	30,548
	American Assets Trust Inc.	739,379	30,211
	Chesapeake Lodging Trust	1,155,454	30,111
*	Enstar Group Ltd.	200,720	30,108
	Evercore Partners Inc. Class A	597,444	30,016
	Chambers Street Properties	4,587,521	29,773
^	Lexington Realty Trust	3,662,071	29,663
	Financial Engines Inc.	1,002,585	29,546
	LTC Properties Inc.	689,129	29,405
	Mack-Cali Realty Corp.	1,553,072	29,322
*	Liberty TripAdvisor Holdings Inc. Class A	1,322,472	29,319
	Capitol Federal Financial Inc.	2,413,208	29,248
	Alexander & Baldwin Inc.	851,879	29,245
	Sabra Health Care REIT Inc.	1,261,644	29,245
	Invesco Mortgage Capital Inc.	2,385,113	29,194
	BGC Partners Inc. Class A	3,546,993	29,156
	Argo Group International Holdings Ltd.	514,019	29,088
	PS Business Parks Inc.	365,730	29,032
	Trustmark Corp.	1,243,277	28,807
	Monogram Residential Trust Inc.	3,064,344	28,529
	Hatteras Financial Corp.	1,867,777	28,297
	Astoria Financial Corp.	1,757,160	28,290
	Community Bank System Inc.	754,012	28,027
	International Bancshares Corp.	1,094,680	27,400
	Mercury General Corp.	534,313	26,988
*	Essent Group Ltd.	1,076,700	26,756
*	SLM Corp.	3,607,971	26,699
	Great Western Bancorp Inc.	1,050,372	26,648
	Kemper Corp.	752,722	26,624
	First Midwest Bancorp Inc.	1,510,701	26,498
	Horace Mann Educators Corp.	797,624	26,497
*,^ Zillow Group Inc. Class A		920,261	26,439
*	Liberty Broadband Corp. Class A	506,478	26,053
	BOK Financial Corp.	400,228	25,899
*,^ St. Joe Co.		1,336,064	25,559
	Artisan Partners Asset Management Inc. Class A	722,052	25,438
	LegacyTexas Financial Group Inc.	829,327	25,278
	Pennsylvania REIT	1,272,612	25,236
	Parkway Properties Inc.	1,619,028	25,192

	QTS Realty Trust Inc. Class A	567,721	24,804
	STAG Industrial Inc.	1,317,394	23,990
	Empire State Realty Trust Inc.	1,405,756	23,940
	Chemical Financial Corp.	738,464	23,889
	BBCN Bancorp Inc.	1,540,706	23,141
	Select Income REIT	1,211,042	23,022
	Ramco-Gershenson Properties Trust	1,533,165	23,013
	Park National Corp.	252,821	22,810
	Potlatch Corp.	787,795	22,681
	Redwood Trust Inc.	1,637,815	22,667
*	FCB Financial Holdings Inc. Class A	689,228	22,483
	PennyMac Mortgage Investment Trust	1,448,918	22,415
	Provident Financial Services Inc.	1,144,822	22,324
	WesBanco Inc.	708,839	22,293
	HFF Inc. Class A	658,937	22,246
	Independent Bank Corp.	481,756	22,209
	CYS Investments Inc.	3,038,051	22,056
	Government Properties Income Trust	1,376,675	22,027
	NBT Bancorp Inc.	804,532	21,674
	First Financial Bancorp	1,135,406	21,664
	Northwest Bancshares Inc.	1,654,037	21,502
*	Beneficial Bancorp Inc.	1,604,046	21,270
	Westamerica Bancorporation	470,173	20,894
	S&T Bancorp Inc.	640,517	20,894
*	First Cash Financial Services Inc.	515,170	20,638
*	HRG Group Inc.	1,753,424	20,568
^	Global Net Lease Inc.	2,212,915	20,359
	STORE Capital Corp.	982,771	20,304
	Talmer Bancorp Inc. Class A	1,215,482	20,238
	Hersha Hospitality Trust Class A	879,418	19,928
	Franklin Street Properties Corp.	1,843,291	19,815
*	iStar Inc.	1,574,333	19,805
	TFS Financial Corp.	1,139,781	19,661
	National General Holdings Corp.	1,003,617	19,360
*	MBIA Inc.	3,105,748	18,883
	Investors Real Estate Trust	2,430,969	18,816
	Banner Corp.	385,733	18,426
	Capstead Mortgage Corp.	1,855,860	18,354
*	HealthEquity Inc.	609,527	18,012
	Boston Private Financial Holdings Inc.	1,537,637	17,990
	Sterling Bancorp	1,194,085	17,756
	FelCor Lodging Trust Inc.	2,498,280	17,663
	New Senior Investment Group Inc.	1,675,890	17,530
*	Navigators Group Inc.	222,971	17,387
*	FNFV Group	1,473,031	17,264
	ARMOUR Residential REIT Inc.	847,957	16,993
*,^ Seritage Growth Properties Class A		456,070	16,989
	Infinity Property & Casualty Corp.	209,526	16,875
	Starwood Waypoint Residential Trust	697,412	16,619
	Virtus Investment Partners Inc.	162,285	16,310
*,^ Encore Capital Group Inc.		439,927	16,277
	InfraREIT Inc.	674,170	15,964
	First Commonwealth Financial Corp.	1,722,922	15,661
	Berkshire Hills Bancorp Inc.	568,462	15,655
	Greenhill & Co. Inc.	539,505	15,360
*	Capital Bank Financial Corp.	492,002	14,873
	Maiden Holdings Ltd.	1,068,911	14,836

	Alexander's Inc.	39,549	14,791
	Altisource Residential Corp.	1,052,765	14,654
	Nelnet Inc. Class A	422,663	14,628
	American Capital Mortgage Investment Corp.	991,644	14,617
	Safety Insurance Group Inc.	263,079	14,246
*	Green Dot Corp. Class A	807,222	14,207
^	NRG Yield Inc.	1,216,186	14,120
	City Holding Co.	281,932	13,899
*	Walker & Dunlop Inc.	531,691	13,867
*	BofI Holding Inc.	106,565	13,729
	Cash America International Inc.	489,398	13,688
	State Bank Financial Corp.	658,264	13,613
	Inland Real Estate Corp.	1,655,558	13,410
	National Bank Holdings Corp. Class A	645,349	13,249
	Employers Holdings Inc.	589,601	13,142
	Brookline Bancorp Inc.	1,290,654	13,087
*,^ Ocwen Financial Corp.		1,943,278	13,039
*	Greenlight Capital Re Ltd. Class A	568,268	12,661
	First Potomac Realty Trust	1,138,558	12,524
	Tompkins Financial Corp.	231,386	12,347
*	Third Point Reinsurance Ltd.	916,486	12,327
	Central Pacific Financial Corp.	576,856	12,097
*	KCG Holdings Inc. Class A	1,091,527	11,974
	United Fire Group Inc.	339,970	11,916
	FBL Financial Group Inc. Class A	191,962	11,810
	Saul Centers Inc.	225,943	11,693
*	Marcus & Millichap Inc.	252,000	11,589
	Northfield Bancorp Inc.	754,283	11,473
	Rouse Properties Inc.	730,716	11,385
	Oritani Financial Corp.	724,977	11,324
*,^ Walter Investment Management Corp.		696,053	11,311
	Universal Health Realty Income Trust	232,205	10,900
	Cohen & Steers Inc.	396,330	10,879
*	Black Knight Financial Services Inc. Class A	328,704	10,699
	Ashford Hospitality Trust Inc.	1,752,923	10,693
	Silver Bay Realty Trust Corp.	664,363	10,636
*	Piper Jaffray Cos.	286,437	10,360
*,^ Nationstar Mortgage Holdings Inc.		744,581	10,327
	CareTrust REIT Inc.	886,843	10,066
	Anworth Mortgage Asset Corp.	1,983,598	9,799
	Moelis & Co. Class A	370,642	9,733
	Dime Community Bancshares Inc.	574,865	9,715
	National Western Life Insurance Co. Class A	43,215	9,624
*	Ambac Financial Group Inc.	643,364	9,309
	Ladder Capital Corp.	641,346	9,184
	AG Mortgage Investment Trust Inc.	548,955	8,355
	Virtu Financial Inc. Class A	364,502	8,354
	Investment Technology Group Inc.	623,534	8,318
*	Forestar Group Inc.	617,061	8,114
	Urstadt Biddle Properties Inc. Class A	426,985	8,002
*	Flagstar Bancorp Inc.	381,591	7,846
	Getty Realty Corp.	484,359	7,653
	BancFirst Corp.	120,354	7,594
	OFG Bancorp	847,668	7,400
*	First BanCorp.	2,074,457	7,385
	Ashford Hospitality Prime Inc.	523,644	7,347
	NRG Yield Inc. Class A	657,313	7,329

	Resource Capital Corp.	615,809	6,879
	State Auto Financial Corp.	278,713	6,357
*,^ On Deck Capital Inc.		615,747	6,096
*	Tejon Ranch Co.	279,488	6,096
*	PennyMac Financial Services Inc. Class A	378,985	6,064
	OneBeacon Insurance Group Ltd. Class A	431,504	6,058
*	Ezcorp Inc. Class A	951,484	5,871
*	Altisource Portfolio Solutions SA	235,335	5,610
	Fidelity & Guaranty Life	227,006	5,571
*	Enova International Inc.	510,061	5,213
	Newcastle Investment Corp.	1,156,639	5,078
	GAMCO Investors Inc.	88,951	4,883
*	PICO Holdings Inc.	444,711	4,305
	Kearny Financial Corp.	363,317	4,167
*	MoneyGram International Inc.	514,380	4,125
*,^ World Acceptance Corp.		112,708	3,025
*	NewStar Financial Inc.	353,397	2,898
*	J Alexander's Holdings Inc.	163,022	1,625
	Urstadt Biddle Properties Inc.	60,433	1,079
*	Altisource Asset Management Corp.	9,545	229
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	6
			13,934,291
Health Care (10.5%)
*	MEDNAX Inc.	1,821,977	139,910
*	DexCom Inc.	1,473,424	126,508
*	United Therapeutics Corp.	837,878	109,963
*	Sirona Dental Systems Inc.	1,081,805	100,976
	Teleflex Inc.	805,576	100,061
*	Isis Pharmaceuticals Inc.	2,323,346	93,910
*	Community Health Systems Inc.	2,173,892	92,977
*	Health Net Inc.	1,421,960	85,630
*	Anacor Pharmaceuticals Inc.	724,686	85,303
*	Brookdale Senior Living Inc.	3,573,489	82,047
*	Alere Inc.	1,660,346	79,946
*	Seattle Genetics Inc.	1,990,624	76,758
*	Team Health Holdings Inc.	1,402,962	75,802
	STERIS Corp.	1,160,369	75,389
*	Align Technology Inc.	1,318,219	74,822
*	WellCare Health Plans Inc.	853,593	73,563
*	Acadia Healthcare Co. Inc.	1,109,913	73,554
*	Amsurg Corp.	938,290	72,915
	West Pharmaceutical Services Inc.	1,324,823	71,699
*	Tenet Healthcare Corp.	1,928,289	71,192
*	ABIOMED Inc.	733,084	68,001
*	Thoratec Corp.	1,061,355	67,141
	Bio-Techne Corp.	719,514	66,526
*	PAREXEL International Corp.	1,071,760	66,363
*	Neurocrine Biosciences Inc.	1,663,105	66,175
	HealthSouth Corp.	1,682,539	64,559
*	Cepheid	1,395,961	63,097
*	LifePoint Health Inc.	860,096	60,981
*	Ultragenyx Pharmaceutical Inc.	599,377	57,726
*	Charles River Laboratories International Inc.	905,962	57,547
	Hill-Rom Holdings Inc.	1,098,487	57,110
*	Centene Corp.	1,037,883	56,284
*	Molina Healthcare Inc.	814,279	56,063
*,^ Juno Therapeutics Inc.		1,363,219	55,469

*	Clovis Oncology Inc.	591,944	54,435
*	Dyax Corp.	2,834,506	54,111
*	Bio-Rad Laboratories Inc. Class A	395,815	53,162
*,^ OPKO Health Inc.		6,276,643	52,787
*	Horizon Pharma plc	2,620,766	51,944
*	ACADIA Pharmaceuticals Inc.	1,560,463	51,605
*,^ Myriad Genetics Inc.		1,328,676	49,799
*	Medicines Co.	1,293,106	49,086
*	Impax Laboratories Inc.	1,330,279	46,839
*	Prestige Brands Holdings Inc.	1,021,213	46,118
*	NuVasive Inc.	947,860	45,706
	Healthcare Services Group Inc.	1,322,920	44,582
*	Akorn Inc.	1,544,427	44,024
*	Catalent Inc.	1,805,242	43,867
*	Puma Biotechnology Inc.	531,919	40,085
	Owens & Minor Inc.	1,220,510	38,983
*	Agios Pharmaceuticals Inc.	543,944	38,397
*	Portola Pharmaceuticals Inc. Class A	865,345	36,881
	Cantel Medical Corp.	643,771	36,502
*	Novavax Inc.	4,960,929	35,074
*	Bruker Corp.	2,116,757	34,778
*	Radius Health Inc.	497,250	34,464
*	Masimo Corp.	888,765	34,271
*	Integra LifeSciences Holdings Corp.	565,017	33,647
*,^ Exact Sciences Corp.		1,860,938	33,478
*,^ Kite Pharma Inc.		592,924	33,014
*	Haemonetics Corp.	985,564	31,853
*,^ Intrexon Corp.		999,088	31,771
*	Neogen Corp.	685,638	30,847
*	Chimerix Inc.	802,971	30,674
*	Cyberonics Inc.	503,590	30,608
*	ICU Medical Inc.	276,065	30,229
*	Ligand Pharmaceuticals Inc.	346,117	29,645
*	Magellan Health Inc.	523,342	29,009
*	Insulet Corp.	1,102,056	28,554
*	Nektar Therapeutics	2,564,183	28,103
*	Pacira Pharmaceuticals Inc.	674,396	27,718
*	Globus Medical Inc.	1,310,091	27,067
*	Bluebird Bio Inc.	316,132	27,045
*	Halozyme Therapeutics Inc.	1,980,008	26,592
*	IPC Healthcare Inc.	336,975	26,180
*	AMAG Pharmaceuticals Inc.	658,889	26,178
*	Halyard Health Inc.	903,144	25,685
*	Ironwood Pharmaceuticals Inc. Class A	2,451,178	25,541
*	Intercept Pharmaceuticals Inc.	152,185	25,241
*,^ Exelixis Inc.		4,361,943	24,471
	Kindred Healthcare Inc.	1,543,996	24,318
*	Air Methods Corp.	684,324	23,329
*,^ Sarepta Therapeutics Inc.		722,923	23,213
	CONMED Corp.	482,478	23,034
*	VWR Corp.	890,468	22,876
*,^ Lannett Co. Inc.		530,122	22,011
*	Acorda Therapeutics Inc.	829,164	21,981
*	TESARO Inc.	542,109	21,739
*	Wright Medical Group Inc.	995,867	20,933
*,^ ZS Pharma Inc.		316,196	20,761
*	INC Research Holdings Inc. Class A	514,837	20,594

*	FibroGen Inc.	938,374	20,569
	Select Medical Holdings Corp.	1,904,080	20,545
*	Ophthotech Corp.	504,697	20,450
*	Celldex Therapeutics Inc.	1,909,482	20,126
*	Amedisys Inc.	521,670	19,808
	Analogic Corp.	240,805	19,756
*	Momenta Pharmaceuticals Inc.	1,199,490	19,684
*	Merit Medical Systems Inc.	812,535	19,428
*	ARIAD Pharmaceuticals Inc.	3,292,504	19,228
	Ensign Group Inc.	445,536	18,993
*,^ Adeptus Health Inc. Class A		228,282	18,436
	Abaxis Inc.	418,004	18,388
*	Alder Biopharmaceuticals Inc.	546,996	17,920
*	Cempra Inc.	636,449	17,719
*	Surgical Care Affiliates Inc.	534,881	17,485
*	NxStage Medical Inc.	1,105,950	17,441
*	Emergent BioSolutions Inc.	601,203	17,128
*,^ MannKind Corp.		5,211,986	16,730
*	HeartWare International Inc.	318,319	16,651
*,^ Merrimack Pharmaceuticals Inc.		1,942,060	16,527
*	ImmunoGen Inc.	1,684,143	16,168
	PDL BioPharma Inc.	3,179,613	15,993
*,^ Insys Therapeutics Inc.		556,674	15,843
*	PRA Health Sciences Inc.	407,830	15,836
*	Sage Therapeutics Inc.	362,579	15,344
*,^ Endologix Inc.		1,247,193	15,291
*	KYTHERA Biopharmaceuticals Inc.	203,502	15,259
*	Amicus Therapeutics Inc.	1,089,651	15,244
*	PTC Therapeutics Inc.	564,240	15,065
*	HMS Holdings Corp.	1,715,019	15,041
*	Nevro Corp.	324,090	15,035
*	Achillion Pharmaceuticals Inc.	2,113,637	14,605
*	Tornier NV	715,720	14,594
	Meridian Bioscience Inc.	767,838	13,130
*	Luminex Corp.	750,636	12,693
*	Orthofix International NV	347,112	11,715
*	LHC Group Inc.	261,100	11,689
^	Theravance Inc.	1,589,478	11,412
*	Depomed Inc.	583,142	10,992
	National HealthCare Corp.	179,365	10,922
*	HealthStream Inc.	489,600	10,678
*	Quidel Corp.	553,976	10,459
*,^ Synergy Pharmaceuticals Inc.		1,962,115	10,399
*	Insmed Inc.	537,500	9,981
*,^ Spark Therapeutics Inc.		237,990	9,931
*	Arena Pharmaceuticals Inc.	4,680,924	8,941
*	Relypsa Inc.	482,139	8,924
*	Hanger Inc.	647,821	8,836
*,^ Lexicon Pharmaceuticals Inc.		800,810	8,601
	Invacare Corp.	577,090	8,351
*	Infinity Pharmaceuticals Inc.	950,449	8,031
*	Genomic Health Inc.	345,099	7,302
*,^ Accuray Inc.		1,449,879	7,242
*,^ Keryx Biopharmaceuticals Inc.		2,039,551	7,179
*,^ Aegerion Pharmaceuticals Inc.		525,378	7,145
*,^ Spectrum Pharmaceuticals Inc.		1,170,601	7,000
*	Sagent Pharmaceuticals Inc.	442,863	6,789

*	Healthways Inc.	588,446	6,544
*	Universal American Corp.	936,252	6,404
*	CorVel Corp.	192,542	6,219
*,^ Epizyme Inc.		479,117	6,161
*	Acceleron Pharma Inc.	207,623	5,170
*,^ Theravance Biopharma Inc.		459,021	5,045
*	Aimmune Therapeutics Inc.	189,460	4,797
*,^ Seres Therapeutics Inc.		151,186	4,481
*,^ Tetraphase Pharmaceuticals Inc.		562,202	4,194
*,^ Teladoc Inc.		184,903	4,122
*,^ Sequenom Inc.		2,289,188	4,006
*	Glaukos Corp.	154,218	3,731
*,^ ConforMIS Inc.		196,019	3,540
*	Esperion Therapeutics Inc.	141,225	3,332
*	Natera Inc.	188,768	2,048
*	Penumbra Inc.	4,461	179
			5,422,051
Industrials (18.8%)
	Global Payments Inc.	1,261,165	144,693
*	Spirit AeroSystems Holdings Inc. Class A	2,736,333	132,274
	Broadridge Financial Solutions Inc.	2,290,559	126,782
	Waste Connections Inc.	2,390,117	116,112
*	Flextronics International Ltd.	10,970,993	115,634
	Packaging Corp. of America	1,892,618	113,860
*	HD Supply Holdings Inc.	3,863,882	110,584
	Carlisle Cos. Inc.	1,263,263	110,384
	Jack Henry & Associates Inc.	1,568,576	109,189
	Allegion plc	1,855,566	106,992
	IDEX Corp.	1,498,889	106,871
*	CoStar Group Inc.	597,429	103,391
*	Keysight Technologies Inc.	3,279,554	101,141
	PerkinElmer Inc.	2,195,891	100,923
	Valspar Corp.	1,400,635	100,678
	Huntington Ingalls Industries Inc.	926,171	99,239
	AO Smith Corp.	1,466,745	95,617
	Lennox International Inc.	828,541	93,899
	Hexcel Corp.	1,867,189	83,762
	Orbital ATK Inc.	1,144,667	82,267
	Graphic Packaging Holding Co.	6,365,964	81,421
*	AECOM	2,923,796	80,434
	AptarGroup Inc.	1,216,144	80,217
*	Zebra Technologies Corp.	1,008,561	77,205
	Ryder System Inc.	1,033,749	76,539
	MAXIMUS Inc.	1,277,302	76,076
*	Old Dominion Freight Line Inc.	1,239,020	75,580
	Jabil Circuit Inc.	3,378,498	75,577
	Graco Inc.	1,118,029	74,942
	Acuity Brands Inc.	421,908	74,079
	Bemis Co. Inc.	1,868,386	73,932
*	Genpact Ltd.	3,130,064	73,901
	Sonoco Products Co.	1,954,728	73,771
	Fortune Brands Home & Security Inc.	1,548,728	73,518
	Total System Services Inc.	1,604,187	72,878
*	Euronet Worldwide Inc.	969,985	71,866
	Toro Co.	1,012,628	71,431
*	Berry Plastics Group Inc.	2,320,113	69,766
	Lincoln Electric Holdings Inc.	1,303,923	68,365

	Trinity Industries Inc.	2,991,279	67,812
	Nordson Corp.	1,060,343	66,738
*	WEX Inc.	748,633	65,011
	MDU Resources Group Inc.	3,777,737	64,977
*	Owens-Illinois Inc.	3,113,553	64,513
*	CoreLogic Inc.	1,725,302	64,233
*	Vantiv Inc. Class A	1,416,473	63,628
	Eagle Materials Inc.	927,054	63,429
*	Kirby Corp.	1,007,909	62,440
	National Instruments Corp.	2,246,054	62,418
*	Genesee & Wyoming Inc. Class A	1,031,154	60,921
	Watsco Inc.	497,752	58,974
	RR Donnelley & Sons Co.	4,041,852	58,849
	FEI Co.	805,531	58,836
	Air Lease Corp. Class A	1,887,334	58,356
	ITT Corp.	1,731,448	57,882
	MSC Industrial Direct Co. Inc. Class A	937,664	57,226
*	Teledyne Technologies Inc.	616,928	55,709
	Oshkosh Corp.	1,516,808	55,106
	Cognex Corp.	1,602,532	55,079
	Deluxe Corp.	967,631	53,936
	Landstar System Inc.	843,964	53,566
	Con-way Inc.	1,108,423	52,595
	Booz Allen Hamilton Holding Corp. Class A	1,985,840	52,049
	EMCOR Group Inc.	1,155,374	51,125
	Curtiss-Wright Corp.	817,914	51,054
*	IPG Photonics Corp.	663,774	50,427
	World Fuel Services Corp.	1,390,130	49,767
	BWX Technologies Inc.	1,873,537	49,386
	Regal Beloit Corp.	868,343	49,018
	EnerSys	898,231	48,127
	KBR Inc.	2,795,562	46,574
	CLARCOR Inc.	970,233	46,261
	Woodward Inc.	1,108,218	45,104
*	USG Corp.	1,690,170	44,992
	CEB Inc.	649,286	44,372
*	Esterline Technologies Corp.	596,712	42,898
	Heartland Payment Systems Inc.	676,176	42,606
	Silgan Holdings Inc.	818,610	42,600
*	Clean Harbors Inc.	961,888	42,294
	Crane Co.	899,398	41,921
	Valmont Industries Inc.	427,761	40,590
	Timken Co.	1,473,521	40,507
*,^ Generac Holdings Inc.		1,341,116	40,354
	Triumph Group Inc.	955,007	40,187
	Littelfuse Inc.	438,678	39,986
*,^ XPO Logistics Inc.		1,662,134	39,609
	Convergys Corp.	1,713,050	39,589
*	Louisiana-Pacific Corp.	2,763,110	39,347
*	WESCO International Inc.	843,426	39,194
	Belden Inc.	826,402	38,585
*	Armstrong World Industries Inc.	803,336	38,351
	Kennametal Inc.	1,538,151	38,285
	Covanta Holding Corp.	2,192,337	38,256
*	Advisory Board Co.	824,220	37,535
	GATX Corp.	836,637	36,938
*	KLX Inc.	1,021,609	36,512

*,^ Cimpress NV		471,416	35,879
	Terex Corp.	1,996,207	35,812
^	Manitowoc Co. Inc.	2,380,771	35,712
*	Moog Inc. Class A	656,526	35,498
	Barnes Group Inc.	953,399	34,370
*	On Assignment Inc.	917,545	33,857
*	Masonite International Corp.	557,903	33,798
*	Imperva Inc.	514,585	33,695
*	FTI Consulting Inc.	810,323	33,637
	AGCO Corp.	717,327	33,449
*,^ Ambarella Inc.		576,660	33,325
*	Sanmina Corp.	1,558,186	33,298
	Korn/Ferry International	998,848	33,032
	Mueller Industries Inc.	1,103,687	32,647
	Matson Inc.	843,039	32,449
	UniFirst Corp.	295,348	31,546
*,^ Knowles Corp.		1,711,646	31,546
*	Anixter International Inc.	542,794	31,363
*	WageWorks Inc.	694,433	31,305
*	Proto Labs Inc.	455,582	30,524
*,^ NeuStar Inc. Class A		1,053,768	28,673
*	Cardtronics Inc.	869,416	28,430
	Knight Transportation Inc.	1,181,495	28,356
	ABM Industries Inc.	1,038,150	28,352
	Joy Global Inc.	1,887,357	28,178
*	Greatbatch Inc.	495,200	27,939
*	Huron Consulting Group Inc.	444,439	27,791
*	Universal Display Corp.	809,901	27,456
	Watts Water Technologies Inc. Class A	519,562	27,443
	Simpson Manufacturing Co. Inc.	808,923	27,091
	Mobile Mini Inc.	879,657	27,085
	Tetra Tech Inc.	1,108,150	26,939
*	OSI Systems Inc.	345,054	26,555
*	Rexnord Corp.	1,555,441	26,411
	Applied Industrial Technologies Inc.	691,932	26,397
*	Coherent Inc.	480,639	26,291
*	DigitalGlobe Inc.	1,374,547	26,144
	HEICO Corp. Class A	569,514	25,862
*	RBC Bearings Inc.	432,319	25,822
	Brink's Co.	946,495	25,565
	Vishay Intertechnology Inc.	2,623,013	25,417
*	Swift Transportation Co.	1,687,779	25,350
	HEICO Corp.	517,270	25,284
*	Plexus Corp.	651,491	25,135
	Forward Air Corp.	600,579	24,918
*	SPX FLOW Inc.	716,713	24,676
	MSA Safety Inc.	614,346	24,555
	G&K Services Inc. Class A	366,936	24,445
	Aircastle Ltd.	1,179,207	24,303
*	Hub Group Inc. Class A	661,691	24,092
	Apogee Enterprises Inc.	537,394	23,995
	Essendant Inc.	736,070	23,871
	Heartland Express Inc.	1,191,128	23,751
	AZZ Inc.	473,705	23,065
*	TopBuild Corp.	741,002	22,949
	Mueller Water Products Inc. Class A	2,950,424	22,600
*	ExlService Holdings Inc.	610,014	22,528

	Methode Electronics Inc.	705,663	22,511
*	ExamWorks Group Inc.	764,445	22,352
	EVERTEC Inc.	1,200,581	21,695
*	Benchmark Electronics Inc.	990,474	21,553
	Universal Forest Products Inc.	370,128	21,349
	Franklin Electric Co. Inc.	783,691	21,340
	Sturm Ruger & Co. Inc.	362,248	21,260
	Exponent Inc.	477,013	21,256
*	Itron Inc.	664,847	21,215
	Werner Enterprises Inc.	835,384	20,968
*	Trex Co. Inc.	620,799	20,691
	John Bean Technologies Corp.	537,226	20,549
	Granite Construction Inc.	686,391	20,365
^	Outerwall Inc.	351,117	19,989
*	Meritor Inc.	1,869,903	19,877
	Tennant Co.	353,442	19,856
*	MasTec Inc.	1,236,982	19,581
*	Sykes Enterprises Inc.	758,569	19,344
*	Rogers Corp.	361,320	19,215
*	Boise Cascade Co.	758,965	19,141
	Otter Tail Corp.	733,973	19,127
	Actuant Corp. Class A	1,036,788	19,067
	Kaman Corp.	526,427	18,872
	Comfort Systems USA Inc.	690,900	18,834
	Standex International Corp.	247,442	18,645
*	TrueBlue Inc.	812,606	18,259
^	Advanced Drainage Systems Inc.	618,865	17,904
*	Smith & Wesson Holding Corp.	1,052,994	17,764
*	TransUnion	706,252	17,741
*	Babcock & Wilcox Enterprises Inc.	1,041,426	17,496
	Cubic Corp.	416,592	17,472
	MTS Systems Corp.	289,305	17,390
	Brady Corp. Class A	879,087	17,283
	ESCO Technologies Inc.	480,185	17,239
*	II-VI Inc.	1,064,414	17,116
*	Continental Building Products Inc.	818,572	16,813
*	Atlas Air Worldwide Holdings Inc.	485,222	16,769
	EnPro Industries Inc.	425,308	16,659
^	Greenbrier Cos. Inc.	512,474	16,456
*	PHH Corp.	1,157,525	16,344
*	Veeco Instruments Inc.	789,945	16,202
	Albany International Corp.	557,784	15,958
*	Summit Materials Inc. Class A	847,881	15,915
	Badger Meter Inc.	267,051	15,505
	AAON Inc.	787,803	15,268
	Insperity Inc.	336,065	14,763
*	Navigant Consulting Inc.	927,807	14,761
*	TriMas Corp.	879,718	14,383
^	Lindsay Corp.	210,691	14,283
	Harsco Corp.	1,551,643	14,073
*	RPX Corp.	1,008,670	13,839
*	AMN Healthcare Services Inc.	460,735	13,827
*	TriNet Group Inc.	820,141	13,778
*,^ LifeLock Inc.		1,569,397	13,748
*	Wabash National Corp.	1,290,051	13,662
*	Rofin-Sinar Technologies Inc.	518,850	13,454
	Primoris Services Corp.	750,926	13,449

	Kforce Inc.	509,948	13,401
*	M/A-COM Technology Solutions Holdings Inc.	461,621	13,382
	CIRCOR International Inc.	319,214	12,807
*	Thermon Group Holdings Inc.	622,364	12,790
*	Headwaters Inc.	678,653	12,759
*	Wesco Aircraft Holdings Inc.	1,040,662	12,696
	McGrath RentCorp	475,270	12,685
*	Tutor Perini Corp.	760,662	12,521
	Raven Industries Inc.	732,484	12,416
*	Team Inc.	384,894	12,363
	AAR Corp.	651,100	12,351
	Greif Inc. Class A	381,322	12,168
	ManTech International Corp. Class A	472,117	12,133
*	Nortek Inc.	190,979	12,091
	Sun Hydraulics Corp.	439,695	12,078
*,^ Navistar International Corp.		947,690	12,055
	Astec Industries Inc.	356,324	11,940
	Quanex Building Products Corp.	656,419	11,927
	Encore Wire Corp.	361,894	11,823
*	FARO Technologies Inc.	337,177	11,801
*	Paylocity Holding Corp.	393,276	11,794
	Materion Corp.	390,027	11,709
	ArcBest Corp.	452,503	11,661
*	TASER International Inc.	522,224	11,502
	Griffon Corp.	725,728	11,445
	Altra Industrial Motion Corp.	484,506	11,202
*	Aegion Corp. Class A	667,463	11,000
*	Roadrunner Transportation Systems Inc.	593,448	10,919
*	Monster Worldwide Inc.	1,679,770	10,784
	General Cable Corp.	901,042	10,722
	AVX Corp.	814,237	10,658
	Resources Connection Inc.	688,758	10,380
	H&E Equipment Services Inc.	615,203	10,286
*	Inovalon Holdings Inc. Class A	491,501	10,238
*	Newport Corp.	726,545	9,990
	TAL International Group Inc.	642,559	8,784
	TeleTech Holdings Inc.	326,559	8,749
*	Air Transport Services Group Inc.	1,002,688	8,573
	SPX Corp.	715,413	8,528
	Gorman-Rupp Co.	355,205	8,514
	Acacia Research Corp.	931,388	8,457
*	TTM Technologies Inc.	1,340,288	8,350
	Hyster-Yale Materials Handling Inc.	143,299	8,287
*	UTi Worldwide Inc.	1,741,035	7,991
	Kelly Services Inc. Class A	565,069	7,990
*	Aerovironment Inc.	386,577	7,747
*	Builders FirstSource Inc.	577,841	7,327
^	Textainer Group Holdings Ltd.	440,453	7,263
	Landauer Inc.	185,034	6,844
*	Astronics Corp.	166,827	6,745
^	American Railcar Industries Inc.	185,634	6,713
*	DXP Enterprises Inc.	242,158	6,606
	Schnitzer Steel Industries Inc.	486,849	6,592
	Park Electrochemical Corp.	374,224	6,583
	TimkenSteel Corp.	645,317	6,531
	Quad/Graphics Inc.	513,079	6,208
*	DHI Group Inc.	838,725	6,131

*	Milacron Holdings Corp.	322,674	5,663
*	Bazaarvoice Inc.	1,244,686	5,614
	Checkpoint Systems Inc.	774,003	5,612
	American Science & Engineering Inc.	138,064	4,910
*	Ply Gem Holdings Inc.	394,054	4,610
*	InnerWorkings Inc.	730,307	4,564
*	Press Ganey Holdings Inc.	152,093	4,500
*	Mistras Group Inc.	332,677	4,275
*	Evolent Health Inc. Class A	239,703	3,826
	Greif Inc. Class B	91,711	3,546
*	CAI International Inc.	327,920	3,305
	Black Box Corp.	148,944	2,195
*	Horizon Global Corp.	180,453	1,592
*	Overseas Shipholding Group Inc. Class B	126,596	429
			9,689,736
Oil & Gas (3.3%)
*	Newfield Exploration Co.	3,156,594	103,852
*	Diamondback Energy Inc.	1,281,719	82,799
*	First Solar Inc.	1,465,635	62,656
*	Gulfport Energy Corp.	2,095,668	62,199
	Western Refining Inc.	1,388,355	61,254
	Nabors Industries Ltd.	6,082,996	57,484
	Targa Resources Corp.	1,030,921	53,113
*	Cobalt International Energy Inc.	6,819,742	48,284
	PBF Energy Inc. Class A	1,661,424	46,902
*	Dril-Quip Inc.	749,619	43,643
	QEP Resources Inc.	3,421,507	42,871
	SM Energy Co.	1,316,030	42,166
*	PDC Energy Inc.	776,630	41,169
	Rowan Cos. plc Class A	2,416,832	39,032
	SemGroup Corp. Class A	864,588	37,385
	Superior Energy Services Inc.	2,919,422	36,872
	Patterson-UTI Energy Inc.	2,708,248	35,586
*	WPX Energy Inc.	5,329,405	35,281
*	Memorial Resource Development Corp.	1,970,931	34,649
*	Whiting Petroleum Corp.	1,976,789	30,186
*	Carrizo Oil & Gas Inc.	956,244	29,204
*,^ NOW Inc.		1,972,184	29,188
*	Matador Resources Co.	1,405,587	29,152
	Delek US Holdings Inc.	1,045,047	28,948
*,^ Parsley Energy Inc. Class A		1,769,526	26,667
*	Oil States International Inc.	993,644	25,964
	Noble Corp. plc	2,343,093	25,563
*	Rice Energy Inc.	1,451,462	23,456
	Exterran Holdings Inc.	1,277,590	22,997
*,^ Laredo Petroleum Inc.		2,278,099	21,482
*,^ SunPower Corp. Class A		1,056,729	21,177
*	MRC Global Inc.	1,879,944	20,961
	Pattern Energy Group Inc. Class A	1,084,694	20,707
	Diamond Offshore Drilling Inc.	1,195,585	20,684
*	McDermott International Inc.	4,626,401	19,893
*	RSP Permian Inc.	969,662	19,636
*,^ Oasis Petroleum Inc.		2,156,441	18,718
*	SEACOR Holdings Inc.	312,098	18,667
*,^ Ultra Petroleum Corp.		2,819,490	18,017
	Atwood Oceanics Inc.	1,189,550	17,617
^	Bristow Group Inc.	642,543	16,809

^	Denbury Resources Inc.	6,883,914	16,797
*,^ Flotek Industries Inc.		986,355	16,472
	California Resources Corp.	5,987,226	15,567
*	Forum Energy Technologies Inc.	1,136,710	13,879
	CVR Energy Inc.	336,517	13,814
^	Tidewater Inc.	910,220	11,960
*	Chart Industries Inc.	592,123	11,375
	RPC Inc.	1,261,903	11,168
	Alon USA Energy Inc.	617,453	11,157
*	Unit Corp.	977,240	11,004
*	Helix Energy Solutions Group Inc.	1,842,692	8,826
*	TETRA Technologies Inc.	1,472,051	8,700
*,^ Hornbeck Offshore Services Inc.		623,094	8,430
*	Newpark Resources Inc.	1,544,594	7,908
^	CARBO Ceramics Inc.	382,516	7,264
*,^ Sanchez Energy Corp.		1,076,100	6,618
	Green Plains Inc.	312,757	6,086
*	Parker Drilling Co.	2,271,188	5,973
*	Stone Energy Corp.	1,050,902	5,212
	Tesco Corp.	715,964	5,112
*	Clayton Williams Energy Inc.	117,520	4,561
*,^ Northern Oil and Gas Inc.		1,011,744	4,472
*,^ Halcon Resources Corp.		7,412,732	3,929
*,^ EP Energy Corp. Class A		718,652	3,701
*,^ C&J Energy Services Ltd.		1,046,412	3,683
*,^ Bill Barrett Corp.		965,184	3,185
*	Bonanza Creek Energy Inc.	768,958	3,130
*	Jones Energy Inc. Class A	564,981	2,706
*,^ SandRidge Energy Inc.		9,511,159	2,568
*,^ Eclipse Resources Corp.		868,844	1,694
^	Gulfmark Offshore Inc.	236,380	1,444
*	Pioneer Energy Services Corp.	667,519	1,402
*,^ Basic Energy Services Inc.		371,734	1,227
*,^ EXCO Resources Inc.		1,477,139	1,108
^	W&T Offshore Inc.	331,349	994
*,^ Rex Energy Corp.		464,055	961
^	Energy XXI Ltd.	869,046	912
*,^ Magnum Hunter Resources Corp.		2,319,358	789
*	Approach Resources Inc.	353,626	661
*	8Point3 Energy Partners LP	39,199	416
*,^ Penn Virginia Corp.		772,413	409
*	Civeo Corp.	239,547	355
*	ION Geophysical Corp.	163,038	64
	Amec Foster Wheeler plc ADR	668	7
			1,720,590
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	938,827	2,366
*,^ Magnum Hunter Resources Corp. Warrants Exp. 4/15/2016		241,907	—
*	Clinical Data Contingent Value Rights	297,875	—
			2,366

Technology (11.3%)
*	Fortinet Inc.	2,817,474	119,686
*	Cadence Design Systems Inc.	5,643,082	116,699
	SS&C Technologies Holdings Inc.	1,591,880	111,495
	CDW Corp.	2,627,487	107,359

*,^ athenahealth Inc.		748,292	99,785
	IAC/InterActiveCorp	1,493,762	97,498
*	Ultimate Software Group Inc.	526,021	94,163
*	Tyler Technologies Inc.	623,046	93,027
*	Manhattan Associates Inc.	1,421,829	88,580
	Brocade Communications Systems Inc.	8,043,594	83,492
	Pitney Bowes Inc.	3,910,557	77,625
*	ON Semiconductor Corp.	7,995,781	75,160
	CDK Global Inc.	1,549,986	74,058
	Ingram Micro Inc.	2,716,028	73,985
	Teradyne Inc.	4,083,207	73,539
*	Guidewire Software Inc.	1,366,293	71,840
*	CommScope Holding Co. Inc.	2,391,669	71,822
*	NCR Corp.	3,124,113	71,074
	Solera Holdings Inc.	1,299,875	70,193
*	PTC Inc.	2,211,127	70,181
*	ARRIS Group Inc.	2,555,064	66,355
	DST Systems Inc.	624,795	65,691
*	Qlik Technologies Inc.	1,788,741	65,200
*	Dealertrack Technologies Inc.	1,018,295	64,316
	j2 Global Inc.	891,214	63,143
*	Cavium Inc.	1,023,922	62,838
	Atmel Corp.	7,697,679	62,120
*	Aspen Technology Inc.	1,627,157	61,686
*	EPAM Systems Inc.	819,121	61,041
*	Microsemi Corp.	1,848,481	60,667
*	NetScout Systems Inc.	1,694,581	59,937
*	VeriFone Systems Inc.	2,102,824	58,311
*	Integrated Device Technology Inc.	2,871,506	58,292
*	Synaptics Inc.	705,621	58,185
	Leidos Holdings Inc.	1,395,710	57,657
	Mentor Graphics Corp.	2,251,509	55,455
*	ViaSat Inc.	837,248	53,827
	Cypress Semiconductor Corp.	6,167,550	52,548
*	Ciena Corp.	2,485,661	51,503
*	Verint Systems Inc.	1,188,319	51,276
	Fair Isaac Corp.	603,078	50,960
	Blackbaud Inc.	907,855	50,949
*	Infinera Corp.	2,541,187	49,706
*	SolarWinds Inc.	1,261,015	49,482
	SYNNEX Corp.	575,692	48,968
*,^ Cree Inc.		2,000,540	48,473
*	ACI Worldwide Inc.	2,281,398	48,183
*	Tech Data Corp.	676,048	46,309
*	Dycom Industries Inc.	627,149	45,380
*	Allscripts Healthcare Solutions Inc.	3,658,715	45,368
*	Proofpoint Inc.	736,304	44,414
*,^ Arista Networks Inc.		718,234	43,949
*	Medidata Solutions Inc.	1,017,346	42,840
*	SunEdison Inc.	5,796,429	41,618
*	Electronics For Imaging Inc.	916,274	39,656
*	Tableau Software Inc. Class A	496,531	39,613
*	Cirrus Logic Inc.	1,229,799	38,751
*	EchoStar Corp. Class A	866,461	37,284
*	Ellie Mae Inc.	544,463	36,245
*	Entegris Inc.	2,722,069	35,904
*	MicroStrategy Inc. Class A	180,753	35,513

	Monolithic Power Systems Inc.	690,280	35,342
	InterDigital Inc.	695,515	35,193
	Plantronics Inc.	682,445	34,702
	MKS Instruments Inc.	1,033,877	34,666
*	CACI International Inc. Class A	468,631	34,665
	Lexmark International Inc. Class A	1,193,238	34,580
*	Demandware Inc.	655,931	33,899
	Diebold Inc.	1,132,386	33,711
	Tessera Technologies Inc.	1,009,420	32,715
*	Fairchild Semiconductor International Inc. Class A	2,235,807	31,391
*	LogMeIn Inc.	457,478	31,182
*	Cornerstone OnDemand Inc.	944,777	31,178
*	Silicon Laboratories Inc.	748,987	31,113
*	Fleetmatics Group plc	633,388	31,093
	Science Applications International Corp.	757,785	30,471
*	OmniVision Technologies Inc.	1,154,144	30,308
	Intersil Corp. Class A	2,559,188	29,942
*	Syntel Inc.	649,213	29,416
*	Veeva Systems Inc. Class A	1,253,480	29,344
*	Polycom Inc.	2,582,748	27,067
*	CommVault Systems Inc.	793,179	26,936
*	Rambus Inc.	2,251,624	26,569
*	Progress Software Corp.	967,528	24,991
*	PMC-Sierra Inc.	3,656,946	24,758
*	Viavi Solutions Inc.	4,553,626	24,453
*,^ 3D Systems Corp.		2,058,823	23,779
*	Zendesk Inc.	1,193,419	23,522
*	Finisar Corp.	2,063,425	22,966
*	Paycom Software Inc.	629,234	22,596
	Power Integrations Inc.	535,531	22,583
*	Synchronoss Technologies Inc.	679,656	22,293
*	MedAssets Inc.	1,104,024	22,147
*,^ Nimble Storage Inc.		904,505	21,817
	Cogent Communications Holdings Inc.	794,776	21,586
	West Corp.	962,856	21,568
	NIC Inc.	1,207,280	21,381
*	Ixia	1,465,778	21,239
*,^ Advanced Micro Devices Inc.		12,072,050	20,764
^	Ubiquiti Networks Inc.	592,755	20,088
*	Marketo Inc.	703,036	19,980
*	Super Micro Computer Inc.	732,320	19,963
*	Web.com Group Inc.	942,254	19,863
*	Advanced Energy Industries Inc.	754,750	19,850
*	HubSpot Inc.	425,214	19,717
*	Envestnet Inc.	655,387	19,642
*	Semtech Corp.	1,286,659	19,429
*	Ruckus Wireless Inc.	1,611,676	19,147
*	ScanSource Inc.	538,548	19,097
*	Insight Enterprises Inc.	731,840	18,918
*	Bottomline Technologies de Inc.	753,008	18,833
	CSG Systems International Inc.	601,537	18,527
*	NETGEAR Inc.	620,609	18,103
*	Rovi Corp.	1,683,326	17,658
*	Cvent Inc.	524,009	17,638
*	Cabot Microelectronics Corp.	449,671	17,420
*	QLogic Corp.	1,697,412	17,398
*	BroadSoft Inc.	569,553	17,064

	Monotype Imaging Holdings Inc.	769,923	16,800
*	RingCentral Inc. Class A	923,011	16,753
*	RealPage Inc.	996,896	16,568
	Pegasystems Inc.	666,911	16,413
*	Inphi Corp.	675,500	16,239
*	Infoblox Inc.	1,002,705	16,023
*,^ Endurance International Group Holdings Inc.		1,160,842	15,509
*	Lumentum Holdings Inc.	904,879	15,338
*,^ Gogo Inc.		997,265	15,238
*	Diodes Inc.	706,023	15,088
	Brooks Automation Inc.	1,242,062	14,545
	ADTRAN Inc.	967,421	14,124
*	Virtusa Corp.	258,336	13,255
*,^ InvenSense Inc.		1,421,533	13,206
*	Kulicke & Soffa Industries Inc.	1,415,515	12,994
*	GoDaddy Inc. Class A	503,782	12,700
^	Ebix Inc.	500,955	12,504
	Quality Systems Inc.	993,594	12,400
*	Loral Space & Communications Inc.	249,209	11,733
*	Unisys Corp.	967,789	11,517
*	New Relic Inc.	277,576	10,578
*,^ Shutterstock Inc.		349,372	10,565
*	Blucora Inc.	754,582	10,391
*	Mercury Systems Inc.	634,243	10,091
*	Interactive Intelligence Group Inc.	334,900	9,950
*	Harmonic Inc.	1,702,877	9,877
*	Xura Inc.	437,466	9,790
*	Gigamon Inc.	485,680	9,718
*	2U Inc.	259,936	9,332
*,^ Hortonworks Inc.		420,359	9,202
*,^ Textura Corp.		349,704	9,036
*	Lattice Semiconductor Corp.	2,272,656	8,750
*	Applied Micro Circuits Corp.	1,575,372	8,365
*	Actua Corp.	709,813	8,347
	Computer Programs & Systems Inc.	196,549	8,281
*	Amkor Technology Inc.	1,834,941	8,239
*	Ultratech Inc.	502,256	8,046
*	Intralinks Holdings Inc.	950,687	7,881
*	FormFactor Inc.	1,122,050	7,607
*	LivePerson Inc.	994,034	7,515
	Epiq Systems Inc.	577,197	7,457
*	Cray Inc.	374,489	7,419
*,^ Benefitfocus Inc.		222,325	6,948
*	Barracuda Networks Inc.	412,776	6,431
*	CEVA Inc.	337,361	6,265
*	Calix Inc.	803,857	6,262
	Comtech Telecommunications Corp.	295,826	6,097
	Forrester Research Inc.	190,428	5,987
*	Sonus Networks Inc.	910,199	5,206
*	Tangoe Inc.	720,532	5,188
*,^ Box Inc.		322,178	4,053
*,^ OPOWER Inc.		449,999	4,009
*	Jive Software Inc.	803,692	3,753
*	Quantum Corp.	4,570,137	3,187
*	Rapid7 Inc.	136,325	3,101
*,^ Castlight Health Inc. Class B		727,394	3,055
*	MobileIron Inc.	765,457	2,373

*	Pendrell Corp.	3,096,627	2,230
*,^ Rocket Fuel Inc.		453,098	2,116
*	ChannelAdvisor Corp.	205,945	2,047
*	Systemax Inc.	252,386	1,890
*	Piksel Inc.	241	—
			5,832,717
Telecommunications (0.3%)
	Telephone & Data Systems Inc.	1,766,789	44,099
*	Vonage Holdings Corp.	3,504,799	20,608
	Consolidated Communications Holdings Inc.	929,346	17,909
	EarthLink Holdings Corp.	2,008,289	15,624
	Atlantic Tele-Network Inc.	206,641	15,277
*	Cincinnati Bell Inc.	4,066,593	12,688
^	Windstream Holdings Inc.	2,015,617	12,376
*,^ Globalstar Inc.		7,799,257	12,245
*,^ Iridium Communications Inc.		1,557,853	9,581
*	United States Cellular Corp.	247,993	8,786
*,^ Intelsat SA		509,183	3,274
*	NII Holdings Inc.	14,941	97
			172,564
Utilities (4.1%)
	AGL Resources Inc.	2,325,758	141,964
	TECO Energy Inc.	4,555,313	119,622
	UGI Corp.	3,346,177	116,514
	Atmos Energy Corp.	1,963,208	114,219
	Westar Energy Inc. Class A	2,735,680	105,160
	ITC Holdings Corp.	3,024,052	100,822
	Aqua America Inc.	3,424,151	90,637
	Great Plains Energy Inc.	2,988,919	80,761
	Vectren Corp.	1,600,957	67,256
	Questar Corp.	3,403,508	66,062
	Portland General Electric Co.	1,719,151	63,557
	IDACORP Inc.	974,942	63,088
	Cleco Corp.	1,171,356	62,363
	Piedmont Natural Gas Co. Inc.	1,529,959	61,305
	Hawaiian Electric Industries Inc.	2,081,139	59,708
	WGL Holdings Inc.	963,098	55,542
	UIL Holdings Corp.	1,096,721	55,132
	New Jersey Resources Corp.	1,655,963	49,729
	NorthWestern Corp.	911,461	49,064
*	Dynegy Inc.	2,358,230	48,745
	Southwest Gas Corp.	820,195	47,834
	ALLETE Inc.	946,155	47,771
	ONE Gas Inc.	1,009,924	45,780
	Laclede Group Inc.	797,143	43,468
	PNM Resources Inc.	1,542,695	43,273
	Avista Corp.	1,146,229	38,112
	Black Hills Corp.	868,379	35,899
	South Jersey Industries Inc.	1,327,517	33,520
	American States Water Co.	721,392	29,866
	El Paso Electric Co.	783,101	28,834
	MGE Energy Inc.	671,638	27,665
	Northwest Natural Gas Co.	529,479	24,271
	Ormat Technologies Inc.	691,364	23,527
	TerraForm Power Inc. Class A	1,468,706	20,885
	California Water Service Group	927,262	20,511

	Empire District Electric Co.			846,855	18,656
*	Talen Energy Corp.			1,617,608	16,338
*	Vivint Solar Inc.			411,420	4,312
	Atlantic Power Corp.			2,122,177	3,947
*	Sunrun Inc.			373,688	3,875
					2,129,594
	Total Common Stocks (Cost $44,168,703)				51,355,323
		Coupon
	Temporary Cash Investments (2.2%)[1]
	Money Market Fund (2.1%)
	[3,4] Vanguard Market Liquidity Fund	0.189%		1,095,490,066	1,095,490

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/2/15	600	600
5	Federal Home Loan Bank Discount Notes	0.095%	10/7/15	500	500
5	Federal Home Loan Bank Discount Notes	0.095%	10/21/15	3,700	3,700
	5,6,
	7 Federal Home Loan Bank Discount Notes	0.114%	10/28/15	700	700
	5,6,
	7 Federal Home Loan Bank Discount Notes	0.182%	11/25/15	5,000	4,999
	[5,7] Federal Home Loan Bank Discount Notes	0.192%	11/27/15	1,000	1,000
	[5,7] Federal Home Loan Bank Discount Notes	0.140%	12/28/15	5,000	4,998
	6,7,
	8 Freddie Mac Discount Notes	0.160%	11/13/15	5,000	4,999
					21,496
	Total Temporary Cash Investments (Cost $1,116,985)				1,116,986
	Total Investments (101.8%) (Cost $45,285,688)				52,472,309
	Other Assets and Liabilities-Net (-1.8%)[4]				(931,339)
	Net Assets (100%)				51,540,970

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $778,755,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $813,753,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $3,013,000 have been segregated as initial margin for open swap contracts.
7	Securities with a value of $7,098,000 have been segregated as initial margin for open futures contracts.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Small-Cap Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	51,352,957	—	2,366
Temporary Cash Investments	1,095,490	21,496	—
Futures Contracts—Assets[1]	2,212	—	—
Swap Contracts—Assets	—	64	—
Swap Contracts—Liabilities	—	(3,863)	—
Total	52,450,659	17,697	2,366
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Small-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	1,125	123,289	(5,932)
E-mini S&P MidCap 400 Index	December 2015	126	17,172	(514)
				(6,446)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2015, the fund had the following open total return swap contracts:

Small-Cap Index Fund

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
Termination			Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
SLM Corp.	12/24/15	GSI	37,770	(0.596%)	(3,438)
Empire State Realty Trust Inc.	11/16/15	GSCM	11,812	(0.563%)	64
Ambac Financial Group Inc.	10/09/15	GSCM	3,737	(0.604%)	(425)
					(3,799)

GSI—Goldman Sachs International.
GSCM—Goldman Sachs Bank USA.

E. At September 30, 2015, the cost of investment securities for tax purposes was $45,294,489,000. Net unrealized appreciation of investment securities for tax purposes was $7,177,820,000, consisting of unrealized gains of $11,795,013,000 on securities that had risen in value since their purchase and $4,617,193,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.8%)
	RPM International Inc.	1,458,259	61,086
	Steel Dynamics Inc.	2,512,882	43,171
	Sensient Technologies Corp.	500,748	30,696
	Compass Minerals International Inc.	368,394	28,871
	PolyOne Corp.	972,845	28,543
	Domtar Corp.	686,924	24,558
*	Chemtura Corp.	741,542	21,223
	Cabot Corp.	619,177	19,541
	HB Fuller Co.	552,406	18,749
	Commercial Metals Co.	1,264,420	17,133
	Allegheny Technologies Inc.	1,194,397	16,937
^	United States Steel Corp.	1,599,606	16,668
	Carpenter Technology Corp.	541,883	16,132
	Kaiser Aluminum Corp.	178,729	14,343
^	Olin Corp.	848,141	14,257
	Worthington Industries Inc.	499,508	13,227
	Chemours Co.	1,976,192	12,786
^	CONSOL Energy Inc.	1,251,347	12,263
	Axiall Corp.	772,162	12,115
	Innospec Inc.	250,490	11,650
	OM Group Inc.	334,108	10,989
	Quaker Chemical Corp.	138,320	10,662
	A Schulman Inc.	303,937	9,869
*	Clearwater Paper Corp.	197,616	9,335
	Minerals Technologies Inc.	189,724	9,137
	Stepan Co.	218,595	9,096
	Innophos Holdings Inc.	207,130	8,211
	PH Glatfelter Co.	473,509	8,154
^	Hecla Mining Co.	4,125,038	8,126
*	Univar Inc.	376,946	6,842
*	Stillwater Mining Co.	660,228	6,820
*	Resolute Forest Products Inc.	697,936	5,800
*	Kraton Performance Polymers Inc.	308,111	5,515
	SunCoke Energy Inc.	677,107	5,268
*	Ferro Corp.	476,531	5,218
*,^ AK Steel Holding Corp.		1,845,063	4,447
	Koppers Holdings Inc.	213,211	4,300
^	Peabody Energy Corp.	3,038,351	4,193
	Tredegar Corp.	285,400	3,733
^	Cliffs Natural Resources Inc.	1,424,063	3,475
*	Intrepid Potash Inc.	624,180	3,458
	Tronox Ltd. Class A	682,816	2,984
	Rayonier Advanced Materials Inc.	468,327	2,866
	FutureFuel Corp.	262,593	2,594
	Haynes International Inc.	68,004	2,573
*	Century Aluminum Co.	521,947	2,401
*	Cloud Peak Energy Inc.	666,560	1,753
*	LSB Industries Inc.	105,742	1,620
	Kronos Worldwide Inc.	253,073	1,572

*	NL Industries Inc.	26,526	79
*	Alpha Natural Resources Inc.	721	—
	Arch Coal Inc.	1	—
			595,039
Consumer Goods (7.2%)
	Goodyear Tire & Rubber Co.	2,943,870	86,344
	Ingredion Inc.	779,853	68,089
	Leggett & Platt Inc.	1,420,463	58,594
	Pinnacle Foods Inc.	1,273,948	53,353
*	Visteon Corp.	441,803	44,728
*,^ Herbalife Ltd.		707,403	38,553
*	TreeHouse Foods Inc.	447,071	34,778
*	Vista Outdoor Inc.	690,473	30,678
	Scotts Miracle-Gro Co. Class A	502,113	30,538
*	Tenneco Inc.	631,104	28,254
*	Helen of Troy Ltd.	312,617	27,917
	Dana Holding Corp.	1,751,429	27,813
	Thor Industries Inc.	515,221	26,688
	Energizer Holdings Inc.	679,495	26,303
	Nu Skin Enterprises Inc. Class A	631,649	26,074
*	Fossil Group Inc.	447,121	24,985
	Cooper Tire & Rubber Co.	621,013	24,536
	Spectrum Brands Holdings Inc.	260,064	23,798
	Tupperware Brands Corp.	463,320	22,930
	Snyder's-Lance Inc.	656,863	22,156
	HNI Corp.	484,958	20,805
	Herman Miller Inc.	654,429	18,874
	Dean Foods Co.	1,032,800	17,062
^	Cal-Maine Foods Inc.	310,638	16,964
	Steelcase Inc. Class A	887,850	16,345
*	American Axle & Manufacturing Holdings Inc.	790,008	15,753
	Avon Products Inc.	4,761,263	15,474
	Fresh Del Monte Produce Inc.	372,433	14,715
	La-Z-Boy Inc.	553,145	14,692
^	Sanderson Farms Inc.	208,413	14,291
	KB Home	1,006,710	13,641
*	Take-Two Interactive Software Inc.	443,021	12,728
	Universal Corp.	235,089	11,653
	Schweitzer-Mauduit International Inc.	332,810	11,442
	Knoll Inc.	506,153	11,125
	Lancaster Colony Corp.	104,535	10,190
*	Darling Ingredients Inc.	902,727	10,147
*	Crocs Inc.	774,962	10,016
	Andersons Inc.	290,491	9,894
*	Seaboard Corp.	3,189	9,819
*	Cooper-Standard Holding Inc.	160,460	9,307
	Remy International Inc.	312,497	9,141
	Columbia Sportswear Co.	153,440	9,021
	Briggs & Stratton Corp.	456,275	8,811
*	ACCO Brands Corp.	1,180,843	8,349
	Ethan Allen Interiors Inc.	279,164	7,373
*	Iconix Brand Group Inc.	500,648	6,769
*	Taylor Morrison Home Corp. Class A	361,181	6,740
	Tootsie Roll Industries Inc.	207,610	6,496
*	Central Garden & Pet Co. Class A	356,815	5,748
	National Presto Industries Inc.	56,990	4,802
	Inter Parfums Inc.	186,212	4,620

	Superior Industries International Inc.	246,741	4,609
	Movado Group Inc.	171,667	4,434
*	Modine Manufacturing Co.	525,114	4,133
*	Eastman Kodak Co.	251,731	3,932
	Titan International Inc.	470,111	3,107
*	Blount International Inc.	527,181	2,936
*	Vera Bradley Inc.	215,548	2,718
*,^ Elizabeth Arden Inc.		227,879	2,664
*	Federal-Mogul Holdings Corp.	369,171	2,521
*,^ Hovnanian Enterprises Inc. Class A		1,291,877	2,287
*	Central Garden & Pet Co.	110,036	1,702
*	Vince Holding Corp.	90,423	310
			1,125,269
Consumer Services (12.3%)
*	JetBlue Airways Corp.	3,440,201	88,654
	Cablevision Systems Corp. Class A	2,308,137	74,945
	Service Corp. International	2,080,204	56,373
	TEGNA Inc.	2,474,805	55,411
	KAR Auction Services Inc.	1,549,298	55,000
*	Avis Budget Group Inc.	1,130,605	49,385
^	GameStop Corp. Class A	1,166,182	48,058
*	VCA Inc.	842,436	44,354
	Casey's General Stores Inc.	425,988	43,843
	Dun & Bradstreet Corp.	394,587	41,432
^	Cracker Barrel Old Country Store Inc.	261,792	38,557
*	Office Depot Inc.	5,989,985	38,456
	Cinemark Holdings Inc.	1,140,159	37,044
*	Starz	957,307	35,746
	Brinker International Inc.	656,805	34,594
*	Rite Aid Corp.	5,545,431	33,661
	American Eagle Outfitters Inc.	1,922,043	30,042
	Graham Holdings Co. Class B	50,614	29,204
	Aaron's Inc.	793,066	28,638
*,^ JC Penney Co. Inc.		3,003,875	27,906
	Big Lots Inc.	566,932	27,167
	John Wiley & Sons Inc. Class A	537,250	26,879
*	Murphy USA Inc.	485,778	26,693
	Lithia Motors Inc. Class A	246,544	26,654
	CST Brands Inc.	784,876	26,419
*	Houghton Mifflin Harcourt Co.	1,260,193	25,594
	AMERCO	64,309	25,304
	Chemed Corp.	175,755	23,458
*	Cable One Inc.	54,274	22,764
	Dillard's Inc. Class A	258,208	22,565
	Men's Wearhouse Inc.	528,357	22,466
	Wendy's Co.	2,580,493	22,321
	Penske Automotive Group Inc.	443,217	21,469
*	Asbury Automotive Group Inc.	261,776	21,243
*	SUPERVALU Inc.	2,896,470	20,797
	Time Inc.	1,080,002	20,574
	Sabre Corp.	748,186	20,336
	Group 1 Automotive Inc.	237,099	20,189
*	ServiceMaster Global Holdings Inc.	591,391	19,841
	Sinclair Broadcast Group Inc. Class A	760,713	19,261
	Gannett Co. Inc.	1,258,137	18,532
	Choice Hotels International Inc.	377,483	17,987
*	Beacon Roofing Supply Inc.	543,709	17,665

	Dolby Laboratories Inc. Class A	539,529	17,589
	Meredith Corp.	411,806	17,535
	New York Times Co. Class A	1,447,720	17,098
	DineEquity Inc.	185,740	17,025
	DeVry Education Group Inc.	625,238	17,013
	Matthews International Corp. Class A	341,958	16,746
	Regal Entertainment Group Class A	871,337	16,285
	Abercrombie & Fitch Co.	760,948	16,124
	Hillenbrand Inc.	619,529	16,114
*	Acxiom Corp.	809,963	16,005
*	Express Inc.	878,384	15,697
	Tribune Media Co. Class A	437,126	15,562
	Guess? Inc.	656,245	14,017
	Caleres Inc.	454,582	13,878
*	Boyd Gaming Corp.	848,155	13,825
	Rent-A-Center Inc.	551,436	13,372
	SeaWorld Entertainment Inc.	740,224	13,183
	Children's Place Inc.	225,233	12,989
^	Buckle Inc.	317,978	11,756
	Bloomin' Brands Inc.	636,129	11,565
	Scholastic Corp.	272,631	10,622
*	Apollo Education Group Inc.	936,920	10,362
	Bob Evans Farms Inc.	217,623	9,434
	Cato Corp. Class A	272,985	9,290
	International Speedway Corp. Class A	291,838	9,257
	SkyWest Inc.	524,977	8,757
	Barnes & Noble Inc.	666,495	8,071
*	Rush Enterprises Inc. Class A	331,336	8,018
*	Steiner Leisure Ltd.	126,427	7,988
	Core-Mark Holding Co. Inc.	119,528	7,823
*	Genesco Inc.	124,797	7,122
	Sonic Automotive Inc. Class A	338,027	6,902
*	Pep Boys-Manny Moe & Jack	558,813	6,812
*	Penn National Gaming Inc.	394,023	6,612
*,^ Sears Holdings Corp.		291,144	6,580
*	Strayer Education Inc.	114,377	6,287
*	Regis Corp.	476,839	6,247
	Capella Education Co.	125,241	6,202
*	FTD Cos. Inc.	203,498	6,064
*,^ Lands' End Inc.		191,869	5,182
*	Smart & Final Stores Inc.	322,147	5,061
*	Barnes & Noble Education Inc.	394,927	5,019
	Weis Markets Inc.	117,426	4,903
	Finish Line Inc. Class A	244,923	4,727
	Fred's Inc. Class A	385,485	4,568
*	K12 Inc.	334,577	4,162
*	Ruby Tuesday Inc.	642,834	3,992
*	American Public Education Inc.	163,052	3,824
	New Media Investment Group Inc.	231,716	3,582
	Stage Stores Inc.	331,428	3,261
*	Bankrate Inc.	312,385	3,233
	Pier 1 Imports Inc.	458,423	3,163
*	Clear Channel Outdoor Holdings Inc. Class A	381,378	2,719
	Speedway Motorsports Inc.	135,253	2,441
*	Biglari Holdings Inc.	5,632	2,060
*	Rush Enterprises Inc. Class B	88,283	2,058
*,^ Weight Watchers International Inc.		312,403	1,993

*,^ Caesars Entertainment Corp.		316,668	1,865
*	Bridgepoint Education Inc.	199,816	1,523
	Harte-Hanks Inc.	276,289	975
*	Liquidity Services Inc.	122,838	908
			1,930,528
Financials (31.6%)
	HCC Insurance Holdings Inc.	1,043,531	80,842
	Arthur J Gallagher & Co.	1,811,960	74,798
	Apartment Investment & Management Co.	1,707,738	63,220
	East West Bancorp Inc.	1,571,979	60,395
	RenaissanceRe Holdings Ltd.	502,039	53,377
	National Retail Properties Inc.	1,469,018	53,281
	StanCorp Financial Group Inc.	462,232	52,787
	American Financial Group Inc.	765,807	52,772
	Liberty Property Trust	1,637,620	51,601
	Starwood Property Trust Inc.	2,476,783	50,824
	NorthStar Realty Finance Corp.	3,987,094	49,241
	First American Financial Corp.	1,187,172	46,383
	City National Corp.	517,790	45,597
	Taubman Centers Inc.	631,736	43,640
	Hospitality Properties Trust	1,655,358	42,344
	Senior Housing Properties Trust	2,594,188	42,026
	Endurance Specialty Holdings Ltd.	683,607	41,721
*	Liberty Broadband Corp.	815,082	41,708
	Eaton Vance Corp.	1,219,858	40,768
	Synovus Financial Corp.	1,370,198	40,558
	Weingarten Realty Investors	1,218,854	40,356
	Old Republic International Corp.	2,569,958	40,194
	Assured Guaranty Ltd.	1,600,931	40,023
	Highwoods Properties Inc.	1,028,490	39,854
	First Niagara Financial Group Inc.	3,877,425	39,589
	CNO Financial Group Inc.	2,100,562	39,512
	Cullen/Frost Bankers Inc.	621,421	39,510
	Commerce Bancshares Inc.	866,904	39,496
	Umpqua Holdings Corp.	2,407,892	39,249
*	Alleghany Corp.	82,868	38,791
	Validus Holdings Ltd.	859,050	38,717
*	Equity Commonwealth	1,417,932	38,624
	BankUnited Inc.	1,074,176	38,402
	Brown & Brown Inc.	1,231,552	38,141
	Corrections Corp. of America	1,279,830	37,806
	Hanover Insurance Group Inc.	482,854	37,518
	Bank of the Ozarks Inc.	853,736	37,359
	Retail Properties of America Inc.	2,592,285	36,525
	White Mountains Insurance Group Ltd.	48,846	36,503
	Radian Group Inc.	2,280,169	36,277
	First Horizon National Corp.	2,557,353	36,263
	Allied World Assurance Co. Holdings AG	942,562	35,978
	Duke Realty Corp.	1,886,349	35,935
	Webster Financial Corp.	1,004,476	35,789
	Prosperity Bancshares Inc.	727,051	35,705
	Two Harbors Investment Corp.	4,016,367	35,424
	Omega Healthcare Investors Inc.	1,004,347	35,303
*	SLM Corp.	4,653,975	34,439
*	MGIC Investment Corp.	3,711,515	34,369
	Popular Inc.	1,131,390	34,202
	Mid-America Apartment Communities Inc.	411,775	33,712

New Residential Investment Corp.	2,518,400	32,991
EPR Properties	631,577	32,570
FirstMerit Corp.	1,811,387	32,007
Columbia Property Trust Inc.	1,366,805	31,710
PrivateBancorp Inc.	817,918	31,351
Aspen Insurance Holdings Ltd.	664,093	30,860
Rayonier Inc.	1,376,186	30,372
Bank of Hawaii Corp.	475,289	30,176
Chimera Investment Corp.	2,246,437	30,035
Federated Investors Inc. Class B	1,029,069	29,740
* Liberty Ventures Class A	735,924	29,695
Piedmont Office Realty Trust Inc. Class A	1,653,476	29,581
Associated Banc-Corp	1,641,415	29,496
ProAssurance Corp.	594,205	29,158
Assurant Inc.	365,021	28,840
AmTrust Financial Services Inc.	451,542	28,438
Wintrust Financial Corp.	527,047	28,160
MFA Financial Inc.	4,047,692	27,565
United Bankshares Inc.	722,260	27,439
Blackstone Mortgage Trust Inc. Class A	967,842	26,558
* Forest City Enterprises Inc. Class A	1,310,223	26,375
IBERIABANK Corp.	449,735	26,179
Symetra Financial Corp.	824,861	26,099
Interactive Brokers Group Inc.	654,786	25,844
Cathay General Bancorp	858,056	25,707
CBL & Associates Properties Inc.	1,863,046	25,617
MB Financial Inc.	779,392	25,439
First Industrial Realty Trust Inc.	1,210,779	25,366
TCF Financial Corp.	1,664,214	25,229
* Genworth Financial Inc. Class A	5,435,689	25,113
Valley National Bancorp	2,544,270	25,036
FNB Corp.	1,916,367	24,817
Primerica Inc.	542,217	24,438
GEO Group Inc.	816,435	24,281
DiamondRock Hospitality Co.	2,194,615	24,250
Brandywine Realty Trust	1,966,843	24,232
WP GLIMCHER Inc.	2,025,845	23,621
Washington Federal Inc.	1,027,560	23,377
UMB Financial Corp.	458,270	23,285
Fulton Financial Corp.	1,912,688	23,144
Hancock Holding Co.	853,688	23,092
RLI Corp.	425,397	22,772
PacWest Bancorp	530,029	22,691
BancorpSouth Inc.	953,011	22,653
BioMed Realty Trust Inc.	1,112,804	22,234
Janus Capital Group Inc.	1,632,294	22,199
^ First Financial Bankshares Inc.	666,635	21,186
American Equity Investment Life Holding Co.	904,202	21,077
EverBank Financial Corp.	1,090,056	21,038
Spirit Realty Capital Inc.	2,293,251	20,960
Erie Indemnity Co. Class A	252,195	20,917
* E*TRADE Financial Corp.	793,548	20,894
Glacier Bancorp Inc.	784,599	20,706
Xenia Hotels & Resorts Inc.	1,159,960	20,253
Empire State Realty Trust Inc.	1,185,678	20,192
National Health Investors Inc.	349,220	20,077
Columbia Banking System Inc.	631,322	19,704

South State Corp.	251,404	19,325
Washington REIT	745,398	18,583
DuPont Fabros Technology Inc.	715,092	18,507
Pinnacle Financial Partners Inc.	373,946	18,477
Selective Insurance Group Inc.	593,337	18,429
EastGroup Properties Inc.	335,705	18,188
National Penn Bancshares Inc.	1,533,389	18,017
New York REIT Inc.	1,777,540	17,882
First Citizens BancShares Inc. Class A	78,239	17,682
LPL Financial Holdings Inc.	442,358	17,593
Old National Bancorp	1,259,943	17,551
CVB Financial Corp.	1,046,741	17,481
* Enstar Group Ltd.	113,320	16,998
^ Apple Hospitality REIT Inc.	902,388	16,757
^ Lexington Realty Trust	2,067,982	16,751
LTC Properties Inc.	388,987	16,598
Mack-Cali Realty Corp.	876,987	16,558
Capitol Federal Financial Inc.	1,362,657	16,515
Invesco Mortgage Capital Inc.	1,346,895	16,486
BGC Partners Inc. Class A	2,000,438	16,444
Argo Group International Holdings Ltd.	289,715	16,395
Trustmark Corp.	702,032	16,266
Hatteras Financial Corp.	1,054,685	15,978
Astoria Financial Corp.	992,142	15,973
Community Bank System Inc.	425,703	15,823
Outfront Media Inc.	751,230	15,626
International Bancshares Corp.	617,042	15,445
Mercury General Corp.	301,658	15,237
Great Western Bancorp Inc.	592,913	15,042
Kemper Corp.	424,266	15,006
First Midwest Bancorp Inc.	852,970	14,961
Horace Mann Educators Corp.	450,326	14,960
* Liberty Broadband Corp. Class A	285,909	14,707
BOK Financial Corp.	226,200	14,637
Pennsylvania REIT	717,609	14,230
Chemical Financial Corp.	416,328	13,468
BBCN Bancorp Inc.	868,801	13,049
Select Income REIT	682,845	12,981
Park National Corp.	142,667	12,871
Potlatch Corp.	444,232	12,789
Redwood Trust Inc.	923,529	12,782
PennyMac Mortgage Investment Trust	816,903	12,637
Provident Financial Services Inc.	645,531	12,588
WesBanco Inc.	399,713	12,571
Independent Bank Corp.	271,858	12,533
CYS Investments Inc.	1,713,249	12,438
Government Properties Income Trust	776,351	12,422
NBT Bancorp Inc.	453,625	12,221
First Financial Bancorp	640,215	12,215
Northwest Bancshares Inc.	932,874	12,127
* Beneficial Bancorp Inc.	904,670	11,996
S&T Bancorp Inc.	361,102	11,779
Westamerica Bancorporation	265,054	11,779
* HRG Group Inc.	989,711	11,609
STORE Capital Corp.	554,141	11,449
Talmer Bancorp Inc. Class A	685,351	11,411
Global Net Lease Inc.	1,232,458	11,339

	Franklin Street Properties Corp.	1,039,463	11,174
*	iStar Inc.	887,690	11,167
	National General Holdings Corp.	566,449	10,927
*	MBIA Inc.	1,751,076	10,647
	Banner Corp.	217,469	10,388
	Capstead Mortgage Corp.	1,046,434	10,349
	Boston Private Financial Holdings Inc.	867,069	10,145
	Sterling Bancorp	673,505	10,015
*	Navigators Group Inc.	125,736	9,805
*	FNFV Group	829,975	9,727
	ARMOUR Residential REIT Inc.	478,133	9,582
	Infinity Property & Casualty Corp.	118,109	9,513
	First Commonwealth Financial Corp.	971,511	8,831
	Berkshire Hills Bancorp Inc.	320,587	8,829
	American Assets Trust Inc.	208,519	8,520
	Chambers Street Properties	1,294,270	8,400
	Maiden Holdings Ltd.	602,847	8,368
	Nelnet Inc. Class A	239,148	8,277
	Altisource Residential Corp.	593,633	8,263
	American Capital Mortgage Investment Corp.	558,996	8,240
	Monogram Residential Trust Inc.	863,801	8,042
	Safety Insurance Group Inc.	148,344	8,033
*	Green Dot Corp. Class A	454,906	8,006
	City Holding Co.	158,847	7,831
*	Walker & Dunlop Inc.	299,701	7,816
	Cash America International Inc.	275,839	7,715
	State Bank Financial Corp.	371,114	7,675
	Brookline Bancorp Inc.	727,479	7,377
*	Greenlight Capital Re Ltd. Class A	320,229	7,135
	First Potomac Realty Trust	641,668	7,058
	Tompkins Financial Corp.	130,538	6,966
	Central Pacific Financial Corp.	324,979	6,815
*	KCG Holdings Inc. Class A	615,241	6,749
	United Fire Group Inc.	191,553	6,714
	FBL Financial Group Inc. Class A	108,097	6,650
	Saul Centers Inc.	127,314	6,589
	Rouse Properties Inc.	411,877	6,417
	Oritani Financial Corp.	408,460	6,380
*,^ Walter Investment Management Corp.		392,385	6,376
	Universal Health Realty Income Trust	130,841	6,142
	Ashford Hospitality Trust Inc.	990,585	6,043
*	Piper Jaffray Cos.	161,692	5,848
	Anworth Mortgage Asset Corp.	1,121,010	5,538
	Dime Community Bancshares Inc.	324,841	5,490
	National Western Life Insurance Co. Class A	24,383	5,430
	Investors Real Estate Trust	687,504	5,321
*	Ambac Financial Group Inc.	359,298	5,199
*	Seritage Growth Properties Class A	128,606	4,791
	Virtu Financial Inc. Class A	205,994	4,721
	AG Mortgage Investment Trust Inc.	310,209	4,721
	Investment Technology Group Inc.	352,397	4,701
	Virtus Investment Partners Inc.	45,770	4,600
*	Flagstar Bancorp Inc.	215,656	4,434
	Getty Realty Corp.	273,765	4,325
	BancFirst Corp.	68,011	4,291
	OFG Bancorp	479,079	4,182
*	First BanCorp	1,172,544	4,174

	Ashford Hospitality Prime Inc.	296,301	4,157
	Resource Capital Corp.	347,980	3,887
	National Bank Holdings Corp. Class A	181,845	3,733
	Employers Holdings Inc.	166,112	3,703
	State Auto Financial Corp.	157,567	3,594
	OneBeacon Insurance Group Ltd. Class A	243,900	3,424
*	Ezcorp Inc. Class A	537,707	3,318
	Northfield Bancorp Inc.	212,474	3,232
	Fidelity & Guaranty Life	128,340	3,149
*	Enova International Inc.	288,248	2,946
	Newcastle Investment Corp.	653,377	2,868
*	MoneyGram International Inc.	290,761	2,332
*	Forestar Group Inc.	174,329	2,292
	Urstadt Biddle Properties Inc. Class A	95,370	1,787
*,^ World Acceptance Corp.		63,622	1,708
	Kearny Financial Corp.	100,977	1,158
*	J Alexander's Holdings Inc.	91,761	915
	Urstadt Biddle Properties Inc.	42,332	756
			4,962,867
Health Care (6.4%)
	Teleflex Inc.	454,531	56,457
*	Community Health Systems Inc.	1,226,596	52,462
*	Health Net Inc.	802,341	48,317
*	Alere Inc.	936,777	45,106
	STERIS Corp.	654,661	42,533
*	WellCare Health Plans Inc.	481,580	41,503
*	Tenet Healthcare Corp.	1,088,023	40,170
	HealthSouth Corp.	949,299	36,425
*	LifePoint Health Inc.	485,279	34,406
*	Ultragenyx Pharmaceutical Inc.	338,111	32,563
*	Charles River Laboratories International Inc.	511,130	32,467
	Hill-Rom Holdings Inc.	619,784	32,223
*	Molina Healthcare Inc.	459,346	31,626
*	Clovis Oncology Inc.	333,934	30,709
*	Bio-Rad Laboratories Inc. Class A	223,464	30,013
*	Prestige Brands Holdings Inc.	576,127	26,018
	Owens & Minor Inc.	689,040	22,008
*	Portola Pharmaceuticals Inc. Class A	488,532	20,821
*	Amsurg Corp.	264,807	20,578
*	Integra LifeSciences Holdings Corp.	318,962	18,994
*,^ Kite Pharma Inc.		334,374	18,618
*	Chimerix Inc.	452,941	17,302
*	Magellan Health Inc.	295,435	16,376
*,^ Juno Therapeutics Inc.		384,565	15,648
*	Halyard Health Inc.	509,916	14,502
	Kindred Healthcare Inc.	871,648	13,728
	CONMED Corp.	272,254	12,997
*	VWR Corp.	502,355	12,906
*	TESARO Inc.	306,111	12,275
*	Wright Medical Group Inc.	562,594	11,826
	Select Medical Holdings Corp.	1,073,596	11,584
*	Ophthotech Corp.	284,594	11,532
*	Celldex Therapeutics Inc.	1,076,603	11,347
*	Cempra Inc.	359,530	10,009
*	Surgical Care Affiliates Inc.	301,846	9,867
	PDL BioPharma Inc.	1,792,993	9,019
*	Sage Therapeutics Inc.	204,697	8,663

*	Amicus Therapeutics Inc.	615,750	8,614
*	PTC Therapeutics Inc.	318,195	8,496
*	Achillion Pharmaceuticals Inc.	1,191,801	8,235
*	LHC Group Inc.	147,206	6,590
	National HealthCare Corp.	101,147	6,159
*,^ Synergy Pharmaceuticals Inc.		1,105,610	5,860
*	Merit Medical Systems Inc.	229,052	5,477
	Ensign Group Inc.	125,612	5,355
*	Hanger Inc.	366,149	4,994
	Invacare Corp.	326,122	4,719
*	Nevro Corp.	91,226	4,232
*	Universal American Corp.	529,117	3,619
*,^ Spark Therapeutics Inc.		67,104	2,800
*	Aimmune Therapeutics Inc.	103,389	2,618
*,^ Seres Therapeutics Inc.		85,157	2,524
*,^ Teladoc Inc.		104,884	2,338
*	Glaukos Corp.	87,498	2,117
*	Esperion Therapeutics Inc.	79,775	1,882
*	Healthways Inc.	166,418	1,851
*	Wright Medical Group Inc. CVR	71,097	321
*	Penumbra Inc.	760	31
			1,002,430
Industrials (19.9%)
	Global Payments Inc.	711,532	81,634
*	Spirit AeroSystems Holdings Inc. Class A	1,543,935	74,634
	Broadridge Financial Solutions Inc.	1,292,392	71,534
*	Flextronics International Ltd.	6,190,566	65,249
	Carlisle Cos. Inc.	712,708	62,276
	Allegion plc	1,046,975	60,369
	IDEX Corp.	845,700	60,298
	PerkinElmer Inc.	1,239,023	56,945
	Valspar Corp.	790,256	56,804
	Huntington Ingalls Industries Inc.	522,477	55,983
	Orbital ATK Inc.	645,877	46,419
	Graphic Packaging Holding Co.	3,592,012	45,942
*	AECOM	1,649,746	45,384
	AptarGroup Inc.	686,215	45,263
	Ryder System Inc.	583,248	43,184
	Jabil Circuit Inc.	1,906,317	42,644
	Bemis Co. Inc.	1,054,193	41,714
	Sonoco Products Co.	1,102,868	41,622
	Total System Services Inc.	904,560	41,094
*	Euronet Worldwide Inc.	547,259	40,546
*	Berry Plastics Group Inc.	1,309,079	39,364
	Trinity Industries Inc.	1,687,762	38,262
	MDU Resources Group Inc.	2,131,561	36,663
*	Owens-Illinois Inc.	1,756,841	36,402
*	CoreLogic Inc.	973,444	36,241
	RR Donnelley & Sons Co.	2,280,634	33,206
	ITT Corp.	976,876	32,657
	Packaging Corp. of America	533,894	32,119
*	Teledyne Technologies Inc.	348,020	31,426
	Oshkosh Corp.	855,757	31,090
	Deluxe Corp.	545,914	30,429
	Con-way Inc.	625,420	29,676
	Booz Allen Hamilton Holding Corp. Class A	1,120,400	29,366
	EMCOR Group Inc.	651,816	28,843

	Curtiss-Wright Corp.	461,468	28,805
	World Fuel Services Corp.	784,320	28,079
	BWX Technologies Inc.	1,057,087	27,865
	Regal Beloit Corp.	489,908	27,655
	EnerSys	507,052	27,168
	KBR Inc.	1,577,352	26,279
*	Esterline Technologies Corp.	336,584	24,197
	Silgan Holdings Inc.	461,721	24,028
	Crane Co.	507,795	23,668
	Valmont Industries Inc.	241,267	22,894
	Timken Co.	831,859	22,868
*,^ Generac Holdings Inc.		757,104	22,781
	Triumph Group Inc.	539,026	22,682
	Littelfuse Inc.	247,599	22,569
	Convergys Corp.	967,070	22,349
*	WESCO International Inc.	476,150	22,127
	Belden Inc.	466,630	21,787
	Kennametal Inc.	868,427	21,615
	GATX Corp.	472,326	20,853
*	KLX Inc.	576,708	20,612
	Terex Corp.	1,125,816	20,197
*	Moog Inc. Class A	370,627	20,040
	Barnes Group Inc.	538,301	19,406
	Lincoln Electric Holdings Inc.	367,788	19,283
*	FTI Consulting Inc.	457,511	18,991
	AGCO Corp.	405,031	18,887
*	Sanmina Corp.	879,941	18,804
	Korn/Ferry International	563,279	18,628
	Matson Inc.	476,059	18,323
	UniFirst Corp.	166,725	17,808
*,^ Knowles Corp.		965,098	17,787
*	Anixter International Inc.	306,511	17,710
*	Kirby Corp.	284,126	17,602
*,^ NeuStar Inc. Class A		595,017	16,190
	ABM Industries Inc.	586,200	16,009
	Joy Global Inc.	1,064,760	15,897
*	Greatbatch Inc.	279,514	15,770
	Watts Water Technologies Inc. Class A	293,326	15,493
	Tetra Tech Inc.	624,627	15,185
*	Rexnord Corp.	878,160	14,911
	Applied Industrial Technologies Inc.	390,645	14,903
	Brink's Co.	533,426	14,408
	Vishay Intertechnology Inc.	1,479,146	14,333
*	Plexus Corp.	367,966	14,196
*	SPX FLOW Inc.	404,111	13,914
	MSA Safety Inc.	346,721	13,858
	G&K Services Inc. Class A	207,409	13,818
	Aircastle Ltd.	664,918	13,704
	Essendant Inc.	415,082	13,461
*	Benchmark Electronics Inc.	558,431	12,151
	Universal Forest Products Inc.	208,836	12,046
*	Itron Inc.	375,589	11,985
	Werner Enterprises Inc.	472,016	11,848
	John Bean Technologies Corp.	302,934	11,587
	Granite Construction Inc.	387,022	11,483
*	Meritor Inc.	1,054,475	11,209
*	Louisiana-Pacific Corp.	779,072	11,094

*	MasTec Inc.	697,423	11,040
*	Sykes Enterprises Inc.	427,707	10,906
	Otter Tail Corp.	415,702	10,833
*	Armstrong World Industries Inc.	226,573	10,817
	Covanta Holding Corp.	619,128	10,804
*	Boise Cascade Co.	427,997	10,794
	Actuant Corp. Class A	584,584	10,750
	Kaman Corp.	296,802	10,640
	Comfort Systems USA Inc.	389,554	10,619
	Standex International Corp.	139,440	10,507
*	TrueBlue Inc.	458,202	10,296
	Manitowoc Co. Inc.	671,701	10,075
*	Babcock & Wilcox Enterprises Inc.	587,184	9,865
	Cubic Corp.	234,905	9,852
	MTS Systems Corp.	163,124	9,805
	Brady Corp. Class A	495,650	9,744
	ESCO Technologies Inc.	270,714	9,719
*	Masonite International Corp.	157,538	9,544
*	Atlas Air Worldwide Holdings Inc.	273,601	9,456
	Greenbrier Cos. Inc.	289,064	9,282
*	PHH Corp.	653,306	9,225
	Greif Inc. Class A	266,613	8,508
*	Navigant Consulting Inc.	523,048	8,322
	Insperity Inc.	189,339	8,318
*	TriMas Corp.	496,089	8,111
	Harsco Corp.	874,695	7,933
	Mobile Mini Inc.	247,844	7,631
*	Rofin-Sinar Technologies Inc.	292,365	7,581
	Kforce Inc.	287,394	7,553
*	Coherent Inc.	135,688	7,422
	CIRCOR International Inc.	179,853	7,216
*	Wesco Aircraft Holdings Inc.	586,519	7,156
	McGrath RentCorp	267,785	7,147
*	Tutor Perini Corp.	428,644	7,055
	AAR Corp.	366,914	6,960
	ManTech International Corp. Class A	265,981	6,836
*,^ Navistar International Corp.		533,985	6,792
	Astec Industries Inc.	200,754	6,727
	Encore Wire Corp.	203,874	6,661
	Materion Corp.	219,767	6,597
	ArcBest Corp.	254,930	6,570
	Mueller Water Products Inc. Class A	832,660	6,378
	Altra Industrial Motion Corp.	272,902	6,309
*	Aegion Corp. Class A	375,956	6,196
	EVERTEC Inc.	338,465	6,116
*	Monster Worldwide Inc.	946,267	6,075
	General Cable Corp.	507,526	6,040
	AVX Corp.	458,658	6,004
	Resources Connection Inc.	387,938	5,846
*	Newport Corp.	410,645	5,646
^	Outerwall Inc.	98,893	5,630
	TAL International Group Inc.	363,177	4,965
	TeleTech Holdings Inc.	184,536	4,944
*	Air Transport Services Group Inc.	566,601	4,844
	SPX Corp.	404,511	4,822
*	TTM Technologies Inc.	757,953	4,722
	Hyster-Yale Materials Handling Inc.	81,001	4,684

*	UTi Worldwide Inc.	983,953	4,516
	Kelly Services Inc. Class A	319,351	4,516
	Albany International Corp.	157,174	4,497
^	Textainer Group Holdings Ltd.	248,897	4,104
	Landauer Inc.	104,595	3,869
	Schnitzer Steel Industries Inc.	275,110	3,725
	Park Electrochemical Corp.	211,478	3,720
	TimkenSteel Corp.	364,550	3,689
*	DXP Enterprises Inc.	132,841	3,624
	Quad/Graphics Inc.	290,012	3,509
*	DHI Group Inc.	473,962	3,465
*	Nortek Inc.	53,953	3,416
	Griffon Corp.	204,340	3,222
	Checkpoint Systems Inc.	437,336	3,171
	American Science & Engineering Inc.	77,991	2,773
	Acacia Research Corp.	263,200	2,390
*	CAI International Inc.	185,391	1,869
	Black Box Corp.	83,815	1,235
*	Evolent Health Inc. Class A	68,041	1,086
*	Horizon Global Corp.	50,754	448
*	Overseas Shipholding Group Inc. Class B	71,720	243
			3,113,059
Oil & Gas (3.7%)
*	Newfield Exploration Co.	1,781,023	58,596
*	First Solar Inc.	826,928	35,351
	Western Refining Inc.	783,347	34,561
	Nabors Industries Ltd.	3,432,335	32,436
	PBF Energy Inc. Class A	937,411	26,463
	QEP Resources Inc.	1,931,557	24,202
	SM Energy Co.	742,926	23,803
	Superior Energy Services Inc.	1,648,232	20,817
*	WPX Energy Inc.	3,009,599	19,924
*	Whiting Petroleum Corp.	1,115,393	17,032
*,^ NOW Inc.		1,113,606	16,481
	Delek US Holdings Inc.	589,418	16,327
*	Oil States International Inc.	560,129	14,636
	Noble Corp. plc	1,322,185	14,425
	Exterran Holdings Inc.	721,790	12,992
*	MRC Global Inc.	1,060,131	11,820
	Diamond Offshore Drilling Inc.	674,319	11,666
*	McDermott International Inc.	2,608,860	11,218
	Rowan Cos. plc Class A	681,903	11,013
*	SEACOR Holdings Inc.	175,943	10,523
*,^ Ultra Petroleum Corp.		1,590,196	10,161
	Atwood Oceanics Inc.	670,848	9,935
	Bristow Group Inc.	362,227	9,476
	Denbury Resources Inc.	3,882,301	9,473
	California Resources Corp.	3,375,846	8,777
*	Forum Energy Technologies Inc.	640,907	7,825
	CVR Energy Inc.	189,626	7,784
^	Tidewater Inc.	512,911	6,740
*	Chart Industries Inc.	333,778	6,412
	Alon USA Energy Inc.	347,872	6,286
*	Unit Corp.	550,546	6,199
*,^ Laredo Petroleum Inc.		642,330	6,057
*	SunPower Corp. Class A	297,633	5,965
*	Oasis Petroleum Inc.	608,295	5,280

*	Helix Energy Solutions Group Inc.	1,041,446	4,989
*	TETRA Technologies Inc.	831,958	4,917
*	Newpark Resources Inc.	873,054	4,470
^	CARBO Ceramics Inc.	216,389	4,109
	Green Plains Inc.	176,746	3,440
*	Parker Drilling Co.	1,277,845	3,361
*	Stone Energy Corp.	593,906	2,946
	Tesco Corp.	404,652	2,889
*	Hornbeck Offshore Services Inc.	176,062	2,382
*,^ EP Energy Corp. Class A		406,169	2,092
*,^ Northern Oil and Gas Inc.		286,113	1,265
*	Bill Barrett Corp.	272,672	900
^	Gulfmark Offshore Inc.	133,149	814
*	Pioneer Energy Services Corp.	377,256	792
*,^ SandRidge Energy Inc.		2,690,030	726
*,^ Basic Energy Services Inc.		209,297	691
*,^ EXCO Resources Inc.		831,906	624
	W&T Offshore Inc.	186,584	560
^	Energy XXI Ltd.	489,946	514
*	Civeo Corp.	135,596	201
*	ION Geophysical Corp.	46,539	18
			573,356
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	474,686	1,196
*	Clinical Data Contingent Value Rights	62,138	—
			1,196
Technology (7.4%)
	CDW Corp.	1,482,558	60,577
	Brocade Communications Systems Inc.	4,538,664	47,111
	Pitney Bowes Inc.	2,206,482	43,799
*	ON Semiconductor Corp.	4,511,691	42,410
	Ingram Micro Inc.	1,532,514	41,746
	Teradyne Inc.	2,303,903	41,493
*	CommScope Holding Co. Inc.	1,349,437	40,524
*	NCR Corp.	1,762,734	40,102
*	ARRIS Group Inc.	1,441,681	37,440
	DST Systems Inc.	352,499	37,062
	j2 Global Inc.	502,751	35,620
*	Microsemi Corp.	1,042,972	34,230
*	VeriFone Systems Inc.	1,186,485	32,901
	Leidos Holdings Inc.	787,498	32,532
	Mentor Graphics Corp.	1,270,414	31,290
	Cypress Semiconductor Corp.	3,480,063	29,650
*	Verint Systems Inc.	670,448	28,930
	SYNNEX Corp.	324,767	27,625
*	Tech Data Corp.	381,639	26,142
*	Cirrus Logic Inc.	694,321	21,878
*	EchoStar Corp. Class A	488,843	21,035
	MKS Instruments Inc.	583,785	19,574
*	CACI International Inc. Class A	264,568	19,570
	Lexmark International Inc. Class A	673,735	19,525
	Diebold Inc.	639,399	19,035
*	Fairchild Semiconductor International Inc. Class A	1,262,515	17,726
	Science Applications International Corp.	427,902	17,206
*	OmniVision Technologies Inc.	650,856	17,091
	Intersil Corp. Class A	1,445,200	16,909

*	Polycom Inc.	1,458,945	15,290
*	Progress Software Corp.	547,004	14,129
*	PMC-Sierra Inc.	2,066,155	13,988
*	MedAssets Inc.	622,454	12,486
	West Corp.	542,975	12,163
*,^ Advanced Micro Devices Inc.		6,808,028	11,710
*	Advanced Energy Industries Inc.	425,651	11,195
*	Semtech Corp.	725,592	10,956
*	ScanSource Inc.	303,949	10,778
*	Insight Enterprises Inc.	413,357	10,685
	CSG Systems International Inc.	339,150	10,446
*	NETGEAR Inc.	351,156	10,243
*	Rovi Corp.	949,302	9,958
*	Cabot Microelectronics Corp.	253,514	9,821
*	QLogic Corp.	957,180	9,811
	Brooks Automation Inc.	700,163	8,199
	ADTRAN Inc.	545,133	7,959
*	Kulicke & Soffa Industries Inc.	797,675	7,323
^	Ebix Inc.	282,155	7,043
	Quality Systems Inc.	560,137	6,991
*	Viavi Solutions Inc.	1,285,874	6,905
*	Unisys Corp.	545,303	6,489
*	Ixia	413,693	5,994
*	Amkor Technology Inc.	1,037,022	4,656
*	FormFactor Inc.	634,182	4,300
	Epiq Systems Inc.	326,202	4,215
	Comtech Telecommunications Corp.	167,196	3,446
*	Blucora Inc.	212,636	2,928
*	Mercury Systems Inc.	178,550	2,841
*	Harmonic Inc.	481,158	2,791
*	Quantum Corp.	2,574,568	1,795
*	Rapid7 Inc.	77,330	1,759
*	Systemax Inc.	142,722	1,069
*	Pendrell Corp.	882,500	635
			1,161,730
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	996,852	24,881
*	Vonage Holdings Corp.	1,976,436	11,621
	Consolidated Communications Holdings Inc.	523,997	10,097
	EarthLink Holdings Corp.	1,132,336	8,810
	Atlantic Tele-Network Inc.	116,692	8,627
^	Windstream Holdings Inc.	1,136,072	6,976
*,^ Iridium Communications Inc.		880,477	5,415
*	United States Cellular Corp.	140,119	4,964
*,^ Intelsat SA		287,802	1,851
			83,242
Utilities (7.0%)
	AGL Resources Inc.	1,312,214	80,098
	TECO Energy Inc.	2,570,336	67,497
	UGI Corp.	1,888,052	65,742
	Atmos Energy Corp.	1,107,722	64,447
	Westar Energy Inc. Class A	1,543,550	59,334
	Aqua America Inc.	1,932,036	51,141
	Great Plains Energy Inc.	1,686,500	45,569
	Vectren Corp.	903,239	37,945
	Questar Corp.	1,920,353	37,274

Portland General Electric Co.			969,938	35,859
IDACORP Inc.			550,066	35,595
Cleco Corp.			660,869	35,185
Piedmont Natural Gas Co. Inc.			863,251	34,590
^ Hawaiian Electric Industries Inc.			1,174,260	33,690
WGL Holdings Inc.			543,351	31,335
UIL Holdings Corp.			618,806	31,107
New Jersey Resources Corp.			934,377	28,059
NorthWestern Corp.			514,215	27,680
Southwest Gas Corp.			462,756	26,988
ALLETE Inc.			533,762	26,950
ONE Gas Inc.			570,121	25,844
Laclede Group Inc.			449,689	24,522
PNM Resources Inc.			870,844	24,427
Avista Corp.			647,083	21,515
Black Hills Corp.			490,275	20,268
South Jersey Industries Inc.			749,656	18,929
American States Water Co.			407,333	16,864
El Paso Electric Co.			442,117	16,279
MGE Energy Inc.			378,575	15,593
* Dynegy Inc.			665,828	13,763
Northwest Natural Gas Co.			299,368	13,723
California Water Service Group			522,890	11,566
Empire District Electric Co.			477,455	10,518
* Talen Energy Corp.			912,026	9,211
Atlantic Power Corp.			1,199,478	2,231
				1,101,338
Total Common Stocks (Cost $14,258,506)				15,650,054
	Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund	0.189%		243,963,758	243,964

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.170%	11/19/15	4,000	3,999
Total Temporary Cash Investments (Cost $247,963)				247,963
Total Investments (101.4%) (Cost $14,506,469)				15,898,017
Other Assets and Liabilities-Net (-1.4%)[4]				(220,481)
Net Assets (100%)				15,677,536

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $143,347,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $149,507,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Small-Cap Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,648,858	—	1,196
Temporary Cash Investments	243,964	3,999	—
Futures Contracts—Assets[1]	432	—	—
Swap Contracts—Liabilities	—	(245)	—
Total	15,893,254	3,754	1,196
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Small-Cap Value Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	194	21,260	(1,166)
E-mini S&P MidCap 400 Index	December 2015	48	6,542	(224)
				(1,390)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2015, the fund had the following open total return swap contracts:

Small-Cap Value Index Fund

				Floating
				Interest	Unrealized
				Rate	Appreciation
	Termination		Notional Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/9/15	GSCM	2,154	(0.604%)	(245)

GSCM—Goldman Sachs Bank USA.
.

E. At September 30, 2015, the cost of investment securities for tax purposes was $14,511,733,000. Net unrealized appreciation of investment securities for tax purposes was $1,386,284,000, consisting of unrealized gains of $2,764,482,000 on securities that had risen in value since their purchase and $1,378,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)
Basic Materials (1.9%)
	Cytec Industries Inc.	882,521	65,174
	NewMarket Corp.	130,403	46,554
	Royal Gold Inc.	804,985	37,818
	Balchem Corp.	383,244	23,290
*	Platform Specialty Products Corp.	1,447,662	18,313
	KapStone Paper and Packaging Corp.	1,055,665	17,429
	Minerals Technologies Inc.	211,268	10,175
	Calgon Carbon Corp.	642,093	10,004
	Globe Specialty Metals Inc.	807,380	9,793
^	US Silica Holdings Inc.	649,399	9,150
	Deltic Timber Corp.	138,154	8,263
*	Stillwater Mining Co.	736,071	7,604
*	Cambrex Corp.	190,777	7,570
*	Ferro Corp.	530,693	5,811
*	Coeur Mining Inc.	1,714,075	4,834
	American Vanguard Corp.	346,730	4,008
	Haynes International Inc.	77,218	2,922
*,^ Horsehead Holding Corp.		707,216	2,150
*	LSB Industries Inc.	118,524	1,816
*,^ Fairmount Santrol Holdings Inc.		392,726	1,060
	Rentech Inc.	54,809	307
*	Intrepid Potash Inc.	70	—
			294,045
Consumer Goods (8.5%)
*	Middleby Corp.	708,086	74,484
*	Skechers U.S.A. Inc. Class A	527,229	70,691
*	Toll Brothers Inc.	1,957,488	67,024
*	Hain Celestial Group Inc.	1,267,229	65,389
	Carter's Inc.	612,985	55,561
*	Tempur Sealy International Inc.	764,333	54,596
	Flowers Foods Inc.	2,206,387	54,586
	Brunswick Corp.	1,135,583	54,383
	Gentex Corp.	3,436,077	53,259
*	Post Holdings Inc.	749,602	44,302
*	WhiteWave Foods Co. Class A	1,085,350	43,577
	Pool Corp.	496,122	35,870
*	Kate Spade & Co.	1,577,310	30,142
*	G-III Apparel Group Ltd.	465,407	28,697
	Wolverine World Wide Inc.	1,191,445	25,783
	B&G Foods Inc.	705,926	25,731
*	Steven Madden Ltd.	691,484	25,322
	Vector Group Ltd.	1,119,261	25,307
*	TRI Pointe Group Inc.	1,814,354	23,750
*	Boston Beer Co. Inc. Class A	106,314	22,391
	Ryland Group Inc.	548,352	22,389
*	Deckers Outdoor Corp.	378,784	21,992
*	Zynga Inc. Class A	9,374,740	21,374
	J&J Snack Foods Corp.	182,133	20,701

*	Gentherm Inc.	438,609	19,702
*	Dorman Products Inc.	368,528	18,754
*	Meritage Homes Corp.	469,120	17,132
	Interface Inc. Class A	761,095	17,079
*	Standard Pacific Corp.	1,904,609	15,237
	Drew Industries Inc.	278,898	15,231
*,^ GoPro Inc. Class A		484,749	15,134
	WD-40 Co.	167,365	14,907
*	Take-Two Interactive Software Inc.	493,456	14,177
*	Select Comfort Corp.	625,387	13,684
	Oxford Industries Inc.	181,540	13,412
	MDC Holdings Inc.	481,578	12,608
*	Tumi Holdings Inc.	701,830	12,366
*	Darling Ingredients Inc.	1,031,207	11,591
	Lancaster Colony Corp.	116,393	11,346
*	iRobot Corp.	351,435	10,241
*,^ Wayfair Inc.		289,540	10,151
	Columbia Sportswear Co.	170,989	10,052
*	Diamond Foods Inc.	325,387	10,041
*	TiVo Inc.	1,123,408	9,729
*	USANA Health Sciences Inc.	70,028	9,386
*	Blue Buffalo Pet Products Inc.	489,480	8,767
	Phibro Animal Health Corp. Class A	191,565	6,059
*	Boulder Brands Inc.	709,839	5,814
*	DTS Inc.	209,781	5,601
	Coca-Cola Bottling Co. Consolidated	28,212	5,456
*	RealD Inc.	558,353	5,366
*	National Beverage Corp.	142,395	4,376
*	Revlon Inc. Class A	130,808	3,852
	Metaldyne Performance Group Inc.	123,691	2,599
*,^ Amplify Snack Brands Inc.		140,412	1,504
*	Vince Holding Corp.	100,621	345
*	Blount International Inc.	59	—
*	Vera Bradley Inc.	24	—
			1,299,000
Consumer Services (14.4%)
	Domino's Pizza Inc.	678,139	73,178
*	Panera Bread Co. Class A	301,453	58,304
	Dunkin' Brands Group Inc.	1,176,179	57,633
	Dick's Sporting Goods Inc.	1,156,770	57,387
*	Madison Square Garden Co. Class A	768,453	55,436
*	AMC Networks Inc. Class A	751,768	55,007
*	Pandora Media Inc.	2,490,525	53,148
*	Copart Inc.	1,409,295	46,366
	Vail Resorts Inc.	442,389	46,309
*	Sally Beauty Holdings Inc.	1,942,304	46,130
*	Buffalo Wild Wings Inc.	231,406	44,761
*	Burlington Stores Inc.	871,071	44,460
	Lions Gate Entertainment Corp.	1,190,482	43,810
*	Restoration Hardware Holdings Inc.	461,753	43,086
*	Spirit Airlines Inc.	900,408	42,589
	GNC Holdings Inc. Class A	1,049,447	42,419
*	Live Nation Entertainment Inc.	1,749,342	42,054
	Six Flags Entertainment Corp.	877,799	40,186
	Allegiant Travel Co. Class A	165,337	35,754
	Jack in the Box Inc.	444,932	34,278
	Rollins Inc.	1,225,191	32,921

*	Bright Horizons Family Solutions Inc.	480,243	30,851
*,^ SolarCity Corp.		720,119	30,756
	Cheesecake Factory Inc.	537,813	29,020
	Texas Roadhouse Inc. Class A	767,727	28,559
*	Ascena Retail Group Inc.	2,047,058	28,475
*	HomeAway Inc.	1,066,764	28,312
*	United Natural Foods Inc.	578,854	28,080
*,^ Cabela's Inc.		608,044	27,727
	Chico's FAS Inc.	1,656,692	26,060
	Monro Muffler Brake Inc.	369,623	24,968
	Papa John's International Inc.	360,328	24,675
	Sotheby's	760,851	24,332
*	Pinnacle Entertainment Inc.	701,531	23,740
	Sabre Corp.	848,980	23,075
	DSW Inc. Class A	910,182	23,037
*	ServiceMaster Global Holdings Inc.	675,717	22,670
	HSN Inc.	386,021	22,096
*	Grand Canyon Education Inc.	573,533	21,789
	Churchill Downs Inc.	160,426	21,467
*	Five Below Inc.	630,313	21,166
*	Michaels Cos. Inc.	909,539	21,010
*	comScore Inc.	404,841	18,683
*,^ Groupon Inc. Class A		5,702,350	18,590
	PriceSmart Inc.	238,614	18,454
*,^ Yelp Inc. Class A		821,344	17,790
	Morningstar Inc.	220,874	17,727
*	La Quinta Holdings Inc.	1,114,468	17,586
*	GrubHub Inc.	721,530	17,562
*	WebMD Health Corp.	439,493	17,509
	Nexstar Broadcasting Group Inc. Class A	365,338	17,299
*	Urban Outfitters Inc.	585,569	17,204
	Marriott Vacations Worldwide Corp.	249,249	16,984
*	Sprouts Farmers Market Inc.	766,637	16,176
*	Popeyes Louisiana Kitchen Inc.	278,519	15,697
*	Media General Inc.	1,116,321	15,617
*,^ DreamWorks Animation SKG Inc. Class A		876,001	15,286
*	Fiesta Restaurant Group Inc.	326,355	14,807
	ClubCorp Holdings Inc.	669,399	14,365
*	Shutterfly Inc.	396,789	14,185
	Sonic Corp.	599,983	13,770
	Bloomin' Brands Inc.	708,522	12,881
	Extended Stay America Inc.	766,164	12,856
*	Diamond Resorts International Inc.	533,560	12,480
	EW Scripps Co. Class A	704,070	12,441
*	Diplomat Pharmacy Inc.	425,800	12,233
*	Fresh Market Inc.	532,082	12,020
*	Vitamin Shoppe Inc.	367,170	11,984
*	zulily Inc. Class A	658,463	11,457
*	Krispy Kreme Doughnuts Inc.	778,331	11,387
*	Dave & Buster's Entertainment Inc.	300,163	11,355
*	Belmond Ltd. Class A	1,091,335	11,033
*	Hibbett Sports Inc.	299,415	10,483
*,^ Mattress Firm Holding Corp.		235,378	9,829
	National CineMedia Inc.	721,628	9,684
*	Caesars Acquisition Co. Class A	1,362,398	9,673
*	Constant Contact Inc.	391,505	9,490
*	BJ's Restaurants Inc.	217,932	9,378

	Interval Leisure Group Inc.	489,311	8,984
*	Genesco Inc.	142,468	8,131
*,^ Conn's Inc.		318,128	7,648
*	Penn National Gaming Inc.	447,742	7,513
*,^ Virgin America Inc.		211,174	7,229
	AMC Entertainment Holdings Inc.	268,506	6,764
*,^ Scientific Games Corp. Class A		628,384	6,567
*	Global Eagle Entertainment Inc.	563,011	6,463
*	Francesca's Holdings Corp.	514,702	6,295
^	World Wrestling Entertainment Inc. Class A	367,814	6,216
*,^ Coupons.com Inc.		658,082	5,923
*,^ Shake Shack Inc. Class A		121,023	5,737
	Finish Line Inc. Class A	273,861	5,286
*	Tile Shop Holdings Inc.	405,730	4,861
*	Party City Holdco Inc.	290,120	4,633
*	Blue Nile Inc.	132,980	4,460
*,^ Lumber Liquidators Holdings Inc.		321,144	4,220
*	Ascent Capital Group Inc. Class A	153,074	4,191
*	Zumiez Inc.	266,416	4,164
	New Media Investment Group Inc.	264,826	4,094
*,^ Clean Energy Fuels Corp.		852,577	3,837
*,^ Etsy Inc.		273,549	3,745
*	Bankrate Inc.	356,854	3,693
*	RetailMeNot Inc.	434,228	3,578
	Pier 1 Imports Inc.	510,549	3,523
*,^ TrueCar Inc.		651,335	3,393
*	Planet Fitness Inc. Class A	175,928	3,015
*,^ Container Store Group Inc.		205,978	2,900
*,^ El Pollo Loco Holdings Inc.		256,340	2,763
*,^ Angie's List Inc.		536,722	2,705
*	Potbelly Corp.	238,909	2,630
*,^ Habit Restaurants Inc. Class A		117,323	2,512
*	Biglari Holdings Inc.	6,437	2,354
*,^ Caesars Entertainment Corp.		363,787	2,143
*	Wingstop Inc.	89,232	2,140
*,^ Noodles & Co. Class A		130,594	1,849
*	Ollie's Bargain Outlet Holdings Inc.	109,470	1,770
*	Bojangles' Inc.	88,576	1,497
*	Cumulus Media Inc. Class A	957,125	674
*,^ SFX Entertainment Inc.		356,334	182
*	American Public Education Inc.	19	—
			2,203,318
Financials (21.5%)
*	Signature Bank	590,273	81,198
	Kilroy Realty Corp.	1,138,763	74,202
*	SVB Financial Group	635,733	73,453
	Regency Centers Corp.	1,161,864	72,210
	CBOE Holdings Inc.	1,022,425	68,584
	WP Carey Inc.	1,162,902	67,227
	DDR Corp.	3,801,513	58,467
	Equity LifeStyle Properties Inc.	988,018	57,868
	Extra Space Storage Inc.	720,714	55,610
	Home Properties Inc.	716,875	53,586
	CubeSmart	1,955,627	53,213
	Lamar Advertising Co. Class A	1,011,636	52,787
	American Campus Communities Inc.	1,387,123	50,269
	Investors Bancorp Inc.	4,053,603	50,021

	Douglas Emmett Inc.	1,716,383	49,295
*	Howard Hughes Corp.	416,903	47,835
*	Strategic Hotels & Resorts Inc.	3,232,174	44,572
	Sovran Self Storage Inc.	435,925	41,108
	Duke Realty Corp.	2,132,048	40,616
	MarketAxess Holdings Inc.	431,017	40,033
	Omega Healthcare Investors Inc.	1,135,344	39,907
	American Homes 4 Rent Class A	2,473,601	39,775
*,^ Zillow Group Inc.		1,472,627	39,761
	LaSalle Hotel Properties	1,396,857	39,657
	Post Properties Inc.	674,444	39,313
	Tanger Factory Outlet Centers Inc.	1,183,532	39,021
	RLJ Lodging Trust	1,527,851	38,609
	Healthcare Trust of America Inc. Class A	1,569,305	38,464
	Sun Communities Inc.	562,776	38,134
	Mid-America Apartment Communities Inc.	465,350	38,098
	DCT Industrial Trust Inc.	1,091,064	36,725
	Paramount Group Inc.	2,092,808	35,159
*	Western Alliance Bancorp	1,129,395	34,684
*	Stifel Financial Corp.	814,615	34,295
	Waddell & Reed Financial Inc. Class A	982,734	34,170
	Sunstone Hotel Investors Inc.	2,578,056	34,108
	Care Capital Properties Inc.	1,026,576	33,805
	Gaming and Leisure Properties Inc.	1,131,695	33,611
*	Liberty Ventures Class A	831,994	33,571
	NorthStar Asset Management Group Inc.	2,272,506	32,633
	Medical Properties Trust Inc.	2,935,926	32,471
	Pebblebrook Hotel Trust	887,606	31,466
*	PRA Group Inc.	588,419	31,139
	Healthcare Realty Trust Inc.	1,240,523	30,827
	Hudson Pacific Properties Inc.	1,050,276	30,237
*	Forest City Enterprises Inc. Class A	1,480,691	29,806
*	Texas Capital Bancshares Inc.	565,240	29,630
*	Springleaf Holdings Inc. Class A	671,444	29,356
	Home BancShares Inc.	701,108	28,395
*	Blackhawk Network Holdings Inc.	664,775	28,180
	Communications Sales & Leasing Inc.	1,487,361	26,624
	Ryman Hospitality Properties Inc.	530,726	26,128
	Urban Edge Properties	1,208,518	26,092
	Acadia Realty Trust	853,859	25,676
	Colony Capital Inc. Class A	1,310,845	25,640
	PacWest Bancorp	598,860	25,637
	BioMed Realty Trust Inc.	1,256,942	25,114
	CyrusOne Inc.	765,509	25,002
	Kennedy-Wilson Holdings Inc.	1,123,064	24,898
	Corporate Office Properties Trust	1,167,823	24,559
	Kite Realty Group Trust	1,029,584	24,514
*	E*TRADE Financial Corp.	905,886	23,852
	Spirit Realty Capital Inc.	2,591,115	23,683
	Cousins Properties Inc.	2,543,310	23,449
	WisdomTree Investments Inc.	1,427,476	23,025
	Equity One Inc.	885,931	21,564
	Retail Opportunity Investments Corp.	1,232,789	20,390
*,^ Credit Acceptance Corp.		102,939	20,266
	Education Realty Trust Inc.	603,698	19,892
*	Hilltop Holdings Inc.	981,663	19,447
	Chesapeake Lodging Trust	745,494	19,428

	Apple Hospitality REIT Inc.	1,030,554	19,137
	Evercore Partners Inc. Class A	375,597	18,870
	Alexander & Baldwin Inc.	549,006	18,847
	Sabra Health Care REIT Inc.	809,016	18,753
*	Liberty TripAdvisor Holdings Inc. Class A	841,984	18,667
	PS Business Parks Inc.	234,668	18,628
	Financial Engines Inc.	629,721	18,558
	Outfront Media Inc.	884,373	18,395
*,^ Zillow Group Inc. Class A		592,750	17,030
*	Essent Group Ltd.	675,968	16,798
*,^ St. Joe Co.		861,760	16,485
	Artisan Partners Asset Management Inc. Class A	465,770	16,409
	LegacyTexas Financial Group Inc.	534,902	16,304
	Parkway Properties Inc.	1,044,308	16,249
	QTS Realty Trust Inc. Class A	354,776	15,500
	STAG Industrial Inc.	849,766	15,474
	Ramco-Gershenson Properties Trust	988,033	14,830
*	FCB Financial Holdings Inc. Class A	444,168	14,489
	HFF Inc. Class A	414,222	13,984
*	First Cash Financial Services Inc.	323,487	12,959
	Hersha Hospitality Trust Class A	566,733	12,842
	TFS Financial Corp.	734,049	12,662
	FelCor Lodging Trust Inc.	1,610,131	11,384
	New Senior Investment Group Inc.	1,080,124	11,298
*	HealthEquity Inc.	382,237	11,295
	Starwood Waypoint Residential Trust	449,482	10,711
*,^ Encore Capital Group Inc.		281,472	10,414
	InfraREIT Inc.	434,993	10,301
	Greenhill & Co. Inc.	338,764	9,645
	Chambers Street Properties	1,478,524	9,596
*	Capital Bank Financial Corp.	317,019	9,583
	American Assets Trust Inc.	232,200	9,488
	Alexander's Inc.	24,840	9,290
	Monogram Residential Trust Inc.	987,247	9,191
	NRG Yield Inc.	783,679	9,099
	Inland Real Estate Corp.	1,053,296	8,532
*,^ Ocwen Financial Corp.		1,252,030	8,401
*	Third Point Reinsurance Ltd.	588,417	7,914
*	Marcus & Millichap Inc.	157,826	7,258
*	Black Knight Financial Services Inc. Class A	212,102	6,904
	Silver Bay Realty Trust Corp.	427,628	6,846
	Cohen & Steers Inc.	248,616	6,824
*	BofI Holding Inc.	52,971	6,824
*,^ Nationstar Mortgage Holdings Inc.		479,370	6,649
	CareTrust REIT Inc.	556,335	6,314
	Moelis & Co. Class A	233,400	6,129
	Investors Real Estate Trust	783,430	6,064
	Ladder Capital Corp.	414,411	5,934
*	Seritage Growth Properties Class A	146,809	5,469
	Virtus Investment Partners Inc.	52,002	5,226
	NRG Yield Inc. Class A	424,907	4,738
	National Bank Holdings Corp. Class A	207,750	4,265
	Employers Holdings Inc.	186,021	4,146
*	Tejon Ranch Co.	182,651	3,984
*	PennyMac Financial Services Inc. Class A	245,794	3,933
*,^ On Deck Capital Inc.		390,459	3,866
	Northfield Bancorp Inc.	242,841	3,694

*	Altisource Portfolio Solutions SA	148,066	3,530
	GAMCO Investors Inc.	55,899	3,069
	Urstadt Biddle Properties Inc. Class A	157,046	2,943
*	PICO Holdings Inc.	289,952	2,807
*	Forestar Group Inc.	200,859	2,641
*	NewStar Financial Inc.	232,154	1,904
	Kearny Financial Corp.	116,058	1,331
*	Altisource Asset Management Corp.	5,973	143
	Taubman Centers Inc.	71	5
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	5
*	Walter Investment Management Corp.	44	1
			3,303,499
Health Care (15.0%)
*	MEDNAX Inc.	1,161,943	89,226
*	DexCom Inc.	939,565	80,671
*	United Therapeutics Corp.	534,367	70,130
*	Sirona Dental Systems Inc.	689,885	64,394
*	Isis Pharmaceuticals Inc.	1,481,623	59,887
*	Anacor Pharmaceuticals Inc.	455,349	53,599
*	Brookdale Senior Living Inc.	2,278,839	52,322
*	Seattle Genetics Inc.	1,268,738	48,923
*	Align Technology Inc.	840,551	47,710
*	Team Health Holdings Inc.	881,389	47,621
*	Acadia Healthcare Co. Inc.	707,784	46,905
	West Pharmaceutical Services Inc.	832,158	45,036
*	ABIOMED Inc.	460,413	42,708
	Bio-Techne Corp.	459,210	42,459
*	Thoratec Corp.	667,017	42,195
*	PAREXEL International Corp.	673,248	41,687
*	Neurocrine Biosciences Inc.	1,044,883	41,576
*	Cepheid	876,925	39,637
*	Centene Corp.	661,926	35,896
*	Dyax Corp.	1,780,563	33,991
*,^ OPKO Health Inc.		4,002,374	33,660
*	Horizon Pharma plc	1,671,121	33,122
*	ACADIA Pharmaceuticals Inc.	980,146	32,413
*,^ Myriad Genetics Inc.		834,524	31,278
*	Medicines Co.	823,249	31,251
*	Impax Laboratories Inc.	836,121	29,440
*	NuVasive Inc.	595,768	28,728
*	Akorn Inc.	985,103	28,080
	Healthcare Services Group Inc.	831,616	28,025
*	Catalent Inc.	1,134,713	27,574
*	Puma Biotechnology Inc.	339,226	25,564
*	Agios Pharmaceuticals Inc.	346,910	24,488
*	Amsurg Corp.	296,906	23,073
	Cantel Medical Corp.	404,555	22,938
*	Bruker Corp.	1,365,574	22,436
*	Novavax Inc.	3,118,566	22,048
*	Radius Health Inc.	312,373	21,651
*	Masimo Corp.	558,811	21,548
*,^ Exact Sciences Corp.		1,170,145	21,051
*,^ Intrexon Corp.		644,416	20,492
*	Haemonetics Corp.	623,880	20,164
*	Neogen Corp.	430,863	19,385
*	Cyberonics Inc.	316,254	19,222
*	ICU Medical Inc.	173,487	18,997

*	Ligand Pharmaceuticals Inc.	217,591	18,637
*	Insulet Corp.	692,945	17,954
*,^ Juno Therapeutics Inc.		439,326	17,876
*	Nektar Therapeutics	1,612,173	17,669
*	Bluebird Bio Inc.	203,805	17,435
*	Pacira Pharmaceuticals Inc.	423,864	17,421
*	Globus Medical Inc.	822,656	16,996
*	Halozyme Therapeutics Inc.	1,244,801	16,718
*	IPC Healthcare Inc.	212,377	16,500
*	AMAG Pharmaceuticals Inc.	413,861	16,443
*	Intercept Pharmaceuticals Inc.	98,147	16,279
*	Ironwood Pharmaceuticals Inc. Class A	1,540,907	16,056
*,^ Exelixis Inc.		2,742,302	15,384
*	Air Methods Corp.	430,133	14,663
*,^ Sarepta Therapeutics Inc.		454,439	14,592
*,^ Lannett Co. Inc.		332,805	13,818
*	Acorda Therapeutics Inc.	521,194	13,817
*	ZS Pharma Inc.	198,652	13,043
*	INC Research Holdings Inc. Class A	325,642	13,026
*	FibroGen Inc.	588,829	12,907
	Analogic Corp.	154,687	12,691
*	Amedisys Inc.	327,556	12,437
*	Momenta Pharmaceuticals Inc.	753,460	12,364
*	ARIAD Pharmaceuticals Inc.	2,067,971	12,077
*,^ Adeptus Health Inc. Class A		144,341	11,657
	Abaxis Inc.	262,468	11,546
*	Alder Biopharmaceuticals Inc.	344,011	11,270
*	NxStage Medical Inc.	694,583	10,954
*	Emergent BioSolutions Inc.	377,495	10,755
*,^ MannKind Corp.		3,273,750	10,509
*	HeartWare International Inc.	199,862	10,455
*,^ Merrimack Pharmaceuticals Inc.		1,222,204	10,401
*	ImmunoGen Inc.	1,057,801	10,155
*,^ Insys Therapeutics Inc.		349,549	9,948
*	PRA Health Sciences Inc.	256,149	9,946
*	Endologix Inc.	783,302	9,603
*	KYTHERA Biopharmaceuticals Inc.	127,950	9,594
*	HMS Holdings Corp.	1,077,168	9,447
*	Tornier NV	451,682	9,210
	Meridian Bioscience Inc.	482,043	8,243
*	Luminex Corp.	482,099	8,152
*	Orthofix International NV	223,552	7,545
^	Theravance Inc.	997,311	7,161
*	Depomed Inc.	366,751	6,913
*	HealthStream Inc.	307,935	6,716
*	Quidel Corp.	352,347	6,652
*	Insmed Inc.	338,109	6,279
*	Merit Medical Systems Inc.	261,771	6,259
	Ensign Group Inc.	139,839	5,961
*,^ Arena Pharmaceuticals Inc.		2,946,761	5,628
*	Relypsa Inc.	303,528	5,618
*,^ Lexicon Pharmaceuticals Inc.		509,432	5,471
*	Infinity Pharmaceuticals Inc.	598,306	5,056
*	Nevro Corp.	101,739	4,720
*	Genomic Health Inc.	217,591	4,604
*	Accuray Inc.	912,786	4,559
*,^ Keryx Biopharmaceuticals Inc.		1,278,126	4,499

*,^ Aegerion Pharmaceuticals Inc.		330,736	4,498
*	Spectrum Pharmaceuticals Inc.	747,593	4,471
*	Sagent Pharmaceuticals Inc.	278,420	4,268
*	CorVel Corp.	121,171	3,914
*,^ Epizyme Inc.		301,586	3,878
*	Theravance Biopharma Inc.	298,327	3,279
*	Acceleron Pharma Inc.	130,779	3,256
*,^ Spark Therapeutics Inc.		74,784	3,121
*	Tetraphase Pharmaceuticals Inc.	354,401	2,644
*,^ Sequenom Inc.		1,445,891	2,530
*,^ ConforMIS Inc.		126,940	2,293
*	Healthways Inc.	190,079	2,114
*	Natera Inc.	122,260	1,326
*	Wright Medical Group Inc. CVR	165,303	747
*	Penumbra Inc.	2,000	80
	Cooper Cos. Inc.	59	9
*	Alnylam Pharmaceuticals Inc.	82	7
*	VWR Corp.	56	1
*,^ VIVUS Inc.		114	—
*	BioScrip Inc.	40	—
			2,307,926
Industrials (17.3%)
	Waste Connections Inc.	1,525,191	74,094
*	HD Supply Holdings Inc.	2,464,175	70,525
	Jack Henry & Associates Inc.	1,001,080	69,685
*	CoStar Group Inc.	380,422	65,836
*	Keysight Technologies Inc.	2,099,069	64,735
	AO Smith Corp.	935,338	60,975
	Lennox International Inc.	528,328	59,875
	Hexcel Corp.	1,190,647	53,412
*	Zebra Technologies Corp.	643,120	49,231
*	Old Dominion Freight Line Inc.	790,056	48,193
	Graco Inc.	712,988	47,792
	MAXIMUS Inc.	802,410	47,792
*	Genpact Ltd.	2,000,691	47,236
	Acuity Brands Inc.	268,890	47,212
	Fortune Brands Home & Security Inc.	987,580	46,880
	Toro Co.	645,838	45,557
	Nordson Corp.	674,841	42,474
*	WEX Inc.	476,505	41,380
*	Vantiv Inc. Class A	902,691	40,549
	Eagle Materials Inc.	591,089	40,442
	National Instruments Corp.	1,440,047	40,019
*	Genesee & Wyoming Inc. Class A	657,509	38,846
	Watsco Inc.	317,055	37,565
	Air Lease Corp. Class A	1,203,807	37,222
	FEI Co.	506,229	36,975
	MSC Industrial Direct Co. Inc. Class A	597,818	36,485
	Packaging Corp. of America	603,606	36,313
	Cognex Corp.	1,021,798	35,119
	Landstar System Inc.	538,112	34,154
*	IPG Photonics Corp.	423,084	32,142
	CLARCOR Inc.	609,839	29,077
*	USG Corp.	1,078,028	28,697
	Woodward Inc.	696,609	28,352
	CEB Inc.	407,795	27,869
*	Clean Harbors Inc.	613,266	26,965

	Heartland Payment Systems Inc.	424,691	26,760
*,^ XPO Logistics Inc.		1,044,092	24,881
*	Advisory Board Co.	517,900	23,585
*,^ Cimpress NV		296,045	22,532
	Lincoln Electric Holdings Inc.	420,702	22,057
*	On Assignment Inc.	576,659	21,279
	HEICO Corp. Class A	466,962	21,205
*	Imperva Inc.	323,232	21,165
*,^ Ambarella Inc.		362,515	20,950
	Mueller Industries Inc.	693,688	20,519
*	Kirby Corp.	324,744	20,118
*	WageWorks Inc.	436,394	19,673
*	Proto Labs Inc.	286,497	19,195
*	Cardtronics Inc.	546,702	17,877
*	Huron Consulting Group Inc.	285,341	17,842
	Knight Transportation Inc.	742,053	17,809
	Simpson Manufacturing Co. Inc.	519,909	17,412
*	Universal Display Corp.	508,568	17,240
*	OSI Systems Inc.	220,174	16,945
*	DigitalGlobe Inc.	886,612	16,863
*	RBC Bearings Inc.	271,351	16,208
*	Swift Transportation Co.	1,062,313	15,956
	Forward Air Corp.	377,533	15,664
*	Hub Group Inc. Class A	415,542	15,130
	Apogee Enterprises Inc.	337,832	15,084
	Heartland Express Inc.	748,096	14,917
*	TopBuild Corp.	477,544	14,790
	AZZ Inc.	297,798	14,500
*	ExlService Holdings Inc.	383,061	14,146
	Methode Electronics Inc.	443,145	14,136
*	ExamWorks Group Inc.	480,051	14,037
	Franklin Electric Co. Inc.	492,136	13,401
	Sturm Ruger & Co. Inc.	227,411	13,347
	Exponent Inc.	299,507	13,346
*	Trex Co. Inc.	389,812	12,992
	Tennant Co.	221,967	12,470
*	Armstrong World Industries Inc.	258,947	12,362
*	Louisiana-Pacific Corp.	867,744	12,357
	Covanta Holding Corp.	706,350	12,326
*	Rogers Corp.	230,062	12,235
	HEICO Corp.	244,485	11,950
^	Manitowoc Co. Inc.	767,294	11,509
*	TransUnion	454,872	11,426
	Advanced Drainage Systems Inc.	388,698	11,245
*	Smith & Wesson Holding Corp.	661,341	11,157
*	II-VI Inc.	685,954	11,030
*	Masonite International Corp.	175,159	10,611
*	Continental Building Products Inc.	514,068	10,559
	EnPro Industries Inc.	267,513	10,478
*	Veeco Instruments Inc.	509,085	10,441
*	Summit Materials Inc. Class A	534,329	10,029
	Badger Meter Inc.	167,677	9,735
	AAON Inc.	494,722	9,588
^	Lindsay Corp.	132,210	8,963
*	RPX Corp.	646,559	8,871
*	AMN Healthcare Services Inc.	289,762	8,696
	Mobile Mini Inc.	281,250	8,660

*	TriNet Group Inc.	514,963	8,651
*,^ LifeLock Inc.		985,534	8,633
*	Wabash National Corp.	809,874	8,577
	Primoris Services Corp.	471,424	8,443
*	Coherent Inc.	154,114	8,430
*	M/A-COM Technology Solutions Holdings Inc.	289,811	8,402
*	Thermon Group Holdings Inc.	398,843	8,196
*	Headwaters Inc.	426,853	8,025
	Raven Industries Inc.	469,601	7,960
*	Team Inc.	241,629	7,761
	Quanex Building Products Corp.	421,441	7,658
	Sun Hydraulics Corp.	276,007	7,582
*	FARO Technologies Inc.	215,174	7,531
*	Paylocity Holding Corp.	246,560	7,394
*	TASER International Inc.	327,696	7,218
	Mueller Water Products Inc. Class A	927,405	7,104
*	Roadrunner Transportation Systems Inc.	376,762	6,932
	EVERTEC Inc.	376,992	6,812
*	Inovalon Holdings Inc. Class A	317,406	6,612
	H&E Equipment Services Inc.	385,876	6,452
^	Outerwall Inc.	110,162	6,272
	Gorman-Rupp Co.	227,329	5,449
	Albany International Corp.	177,815	5,087
*	Aerovironment Inc.	250,107	5,012
*	Builders FirstSource Inc.	363,130	4,604
^	American Railcar Industries Inc.	118,709	4,293
*	Astronics Corp.	105,303	4,257
*	Nortek Inc.	59,887	3,791
*	Milacron Holdings Corp.	207,796	3,647
	Griffon Corp.	229,630	3,621
*	Bazaarvoice Inc.	791,161	3,568
*	Ply Gem Holdings Inc.	248,005	2,902
*	InnerWorkings Inc.	463,176	2,895
*	Press Ganey Holdings Inc.	96,004	2,841
	Acacia Research Corp.	303,930	2,760
*	Mistras Group Inc.	212,885	2,736
*	Evolent Health Inc. Class A	77,703	1,240
*	Horizon Global Corp.	57,581	508
*	TriMas Corp.	55	1
*	DXP Enterprises Inc.	11	—
			2,649,791
Oil & Gas (2.9%)
*	Diamondback Energy Inc.	817,381	52,803
*	Gulfport Energy Corp.	1,336,275	39,661
	Targa Resources Corp.	657,342	33,866
*	Cobalt International Energy Inc.	4,348,412	30,787
*	Dril-Quip Inc.	478,119	27,836
*	PDC Energy Inc.	495,156	26,248
	SemGroup Corp. Class A	543,075	23,483
	Patterson-UTI Energy Inc.	1,745,490	22,936
*	Memorial Resource Development Corp.	1,267,912	22,290
*	Carrizo Oil & Gas Inc.	615,595	18,800
*	Matador Resources Co.	885,049	18,356
*	Parsley Energy Inc. Class A	1,126,237	16,972
*	Rice Energy Inc.	936,297	15,131
	Pattern Energy Group Inc. Class A	698,973	13,343
	Rowan Cos. plc Class A	778,890	12,579

*	RSP Permian Inc.	591,977	11,987
*,^ Flotek Industries Inc.		635,613	10,615
	RPC Inc.	812,598	7,191
*,^ Laredo Petroleum Inc.		734,111	6,923
*,^ SunPower Corp. Class A		339,806	6,810
*,^ Oasis Petroleum Inc.		694,858	6,031
*,^ Sanchez Energy Corp.		695,218	4,276
*	Clayton Williams Energy Inc.	76,317	2,962
*	Hornbeck Offshore Services Inc.	202,180	2,735
*,^ Halcon Resources Corp.		4,788,662	2,538
*,^ C&J Energy Services Ltd.		676,284	2,380
*	Bonanza Creek Energy Inc.	500,146	2,036
*	Jones Energy Inc. Class A	365,397	1,750
*,^ Northern Oil and Gas Inc.		326,754	1,444
*,^ Eclipse Resources Corp.		558,393	1,089
*	Bill Barrett Corp.	311,411	1,028
*,^ SandRidge Energy Inc.		3,072,885	830
*,^ Rex Energy Corp.		299,061	619
*,^ Magnum Hunter Resources Corp.		1,460,949	497
*,^ Approach Resources Inc.		227,820	426
*,^ Penn Virginia Corp.		495,842	263
*	ION Geophysical Corp.	53,127	21
*	Chart Industries Inc.	37	1
	CARBO Ceramics Inc.	24	—
*	Geospace Technologies Corp.	15	—
*	Contango Oil & Gas Co.	19	—
	Energy XXI Ltd.	103	—
*	Seventy Seven Energy Inc.	33	—
			449,543
Other (0.0%)[1]
*	Clinical Data Contingent Value Rights	132,154	—
*,^ Magnum Hunter Resources Corp. Warrants Exp. 4/15/2016		185,509	—
			—
Technology (15.5%)
*	Fortinet Inc.	1,796,790	76,328
*	Cadence Design Systems Inc.	3,598,861	74,424
	SS&C Technologies Holdings Inc.	1,015,189	71,104
*,^ athenahealth Inc.		477,188	63,633
	IAC/InterActiveCorp	952,603	62,176
*	Ultimate Software Group Inc.	335,410	60,042
*	Tyler Technologies Inc.	391,408	58,441
*	Manhattan Associates Inc.	893,195	55,646
	CDK Global Inc.	988,332	47,223
*	Guidewire Software Inc.	858,277	45,128
	Solera Holdings Inc.	828,856	44,758
*	PTC Inc.	1,409,923	44,751
*	Qlik Technologies Inc.	1,123,606	40,955
*	Dealertrack Technologies Inc.	648,320	40,948
	Atmel Corp.	4,908,455	39,611
*	Cavium Inc.	643,140	39,470
*	Aspen Technology Inc.	1,022,000	38,744
*	EPAM Systems Inc.	514,603	38,348
*	NetScout Systems Inc.	1,068,805	37,804
*	Integrated Device Technology Inc.	1,804,907	36,640
*	Synaptics Inc.	443,470	36,569
*	ViaSat Inc.	526,269	33,834

*	Ciena Corp.	1,561,317	32,351
	Fair Isaac Corp.	379,043	32,029
	Blackbaud Inc.	570,607	32,022
*	SolarWinds Inc.	804,365	31,563
*	Infinera Corp.	1,597,377	31,245
*,^ Cree Inc.		1,275,987	30,917
*	ACI Worldwide Inc.	1,434,137	30,289
*	Allscripts Healthcare Solutions Inc.	2,332,926	28,928
*	Dycom Industries Inc.	393,860	28,500
*,^ Arista Networks Inc.		462,911	28,326
*	Proofpoint Inc.	462,438	27,894
*	Medidata Solutions Inc.	639,016	26,909
*	SunEdison Inc.	3,696,020	26,537
*	Tableau Software Inc. Class A	316,625	25,260
*	Electronics For Imaging Inc.	576,070	24,932
*	Ellie Mae Inc.	342,279	22,786
*	Entegris Inc.	1,716,692	22,643
*	MicroStrategy Inc. Class A	113,578	22,315
	Monolithic Power Systems Inc.	433,993	22,220
	InterDigital Inc.	436,833	22,104
	Plantronics Inc.	423,428	21,531
*	Demandware Inc.	412,392	21,312
	Tessera Technologies Inc.	635,331	20,591
*	Cornerstone OnDemand Inc.	594,046	19,604
*	LogMeIn Inc.	287,606	19,603
*	Silicon Laboratories Inc.	470,947	19,563
*	Fleetmatics Group plc	397,733	19,525
*	Veeva Systems Inc. Class A	808,634	18,930
*	Syntel Inc.	407,837	18,479
*	CommVault Systems Inc.	497,897	16,909
*	Rambus Inc.	1,417,309	16,724
*,^ 3D Systems Corp.		1,327,974	15,338
*	Finisar Corp.	1,329,854	14,801
*	Zendesk Inc.	749,271	14,768
*	Paycom Software Inc.	395,791	14,213
	Power Integrations Inc.	336,348	14,184
*	Synchronoss Technologies Inc.	427,455	14,021
*,^ Nimble Storage Inc.		568,607	13,715
	Cogent Communications Holdings Inc.	499,211	13,559
	NIC Inc.	758,246	13,429
^	Ubiquiti Networks Inc.	372,302	12,617
*	Marketo Inc.	441,582	12,550
*	Super Micro Computer Inc.	459,892	12,537
*	Web.com Group Inc.	591,719	12,473
*	HubSpot Inc.	266,973	12,380
*	Envestnet Inc.	411,592	12,335
*	Ruckus Wireless Inc.	1,012,286	12,026
*	Bottomline Technologies de Inc.	472,924	11,828
*	Cvent Inc.	329,214	11,081
*	BroadSoft Inc.	357,646	10,715
	Monotype Imaging Holdings Inc.	483,488	10,550
*	RingCentral Inc. Class A	579,796	10,523
*	RealPage Inc.	626,059	10,405
	Pegasystems Inc.	418,823	10,307
*	Inphi Corp.	425,127	10,220
*	Infoblox Inc.	631,478	10,091
*	Lumentum Holdings Inc.	583,143	9,884

*	Diodes Inc.	456,106	9,747
*,^ Endurance International Group Holdings Inc.		728,961	9,739
*,^ Gogo Inc.		626,300	9,570
*	Virtusa Corp.	162,493	8,338
*,^ InvenSense Inc.		892,434	8,291
*	GoDaddy Inc. Class A	324,580	8,183
*	Viavi Solutions Inc.	1,468,929	7,888
*	Loral Space & Communications Inc.	156,316	7,359
*	New Relic Inc.	176,178	6,714
*	Ixia	460,755	6,676
*,^ Shutterstock Inc.		219,227	6,629
*	Interactive Intelligence Group Inc.	210,785	6,262
*	Xura Inc.	274,473	6,143
*	Gigamon Inc.	306,942	6,142
*	2U Inc.	163,550	5,871
*	Hortonworks Inc.	267,453	5,855
*	Textura Corp.	220,150	5,689
*	Lattice Semiconductor Corp.	1,454,406	5,599
*	Actua Corp.	458,494	5,392
*	Applied Micro Circuits Corp.	1,012,959	5,379
	Computer Programs & Systems Inc.	123,717	5,212
*	Ultratech Inc.	324,400	5,197
*	Intralinks Holdings Inc.	606,472	5,028
*	LivePerson Inc.	625,779	4,731
*	Cray Inc.	235,750	4,670
*	Benefitfocus Inc.	139,952	4,374
*	Barracuda Networks Inc.	261,887	4,080
*	Calix Inc.	519,210	4,045
*	CEVA Inc.	213,201	3,959
	Forrester Research Inc.	119,798	3,766
*	Sonus Networks Inc.	592,382	3,388
*	Blucora Inc.	242,824	3,344
*	Tangoe Inc.	455,834	3,282
*	Mercury Systems Inc.	204,811	3,259
*	Harmonic Inc.	543,275	3,151
*,^ Box Inc.		202,726	2,550
*,^ OPOWER Inc.		283,778	2,528
*	Jive Software Inc.	503,800	2,353
*,^ Castlight Health Inc. Class B		458,032	1,924
*	MobileIron Inc.	481,785	1,494
*,^ Rocket Fuel Inc.		291,505	1,361
*	ChannelAdvisor Corp.	128,957	1,282
*	Pendrell Corp.	1,005,874	724
*	Quantum Corp.	106,193	74
*	EchoStar Corp. Class A	54	2
	Quality Systems Inc.	62	1
*	Silicon Graphics International Corp.	42	—
			2,386,913
Telecommunications (0.1%)
*	Cincinnati Bell Inc.	2,619,473	8,173
*,^ Globalstar Inc.		5,022,627	7,885
			16,058
Utilities (0.7%)
	ITC Holdings Corp.	1,928,444	64,294
*	Dynegy Inc.	759,816	15,705
	Ormat Technologies Inc.	435,720	14,828

	TerraForm Power Inc. Class A			947,533	13,474
*	Vivint Solar Inc.			260,779	2,733
*	Sunrun Inc.			242,070	2,510
					113,544
	Total Common Stocks (Cost $13,148,600)				15,023,637
		Coupon
	Temporary Cash Investments (2.4%)
	Money Market Fund (2.4%)
	[2,3] Vanguard Market Liquidity Fund	0.189%		370,666,697	370,667

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.208%	12/9/15	5,000	4,998
	Total Temporary Cash Investments (Cost $375,665)				375,665
	Total Investments (100.2%) (Cost $13,524,265)				15,399,302
	Other Assets and Liabilities-Net (-0.2%)[3]				(376,400)
	Net Assets (100%)				15,022,902

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $325,714,000.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $340,064,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Small-Cap Growth Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,023,637	—	—
Temporary Cash Investments	370,667	4,998	—
Total	15,394,304	4,998	—

C. At September 30, 2015, the cost of investment securities for tax purposes was $13,524,265,000. Net unrealized appreciation of investment securities for tax purposes was $1,875,037,000, consisting of unrealized gains of $3,270,765,000 on securities that had risen in value since their purchase and $1,395,728,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.2%)
	Sigma-Aldrich Corp.	2,466,995	342,715
	Alcoa Inc.	26,966,751	260,499
	CF Industries Holdings Inc.	4,798,869	215,469
	Eastman Chemical Co.	2,908,271	188,223
	Celanese Corp. Class A	3,157,682	186,840
	Newmont Mining Corp.	10,868,695	174,660
	International Flavors & Fragrances Inc.	1,659,432	171,353
	Ashland Inc.	1,392,592	140,123
*	WR Grace & Co.	1,489,587	138,606
	Airgas Inc.	1,383,572	123,594
	Avery Dennison Corp.	1,881,997	106,465
	Freeport-McMoRan Inc.	10,704,247	103,724
	Albemarle Corp.	2,309,358	101,843
	FMC Corp.	2,750,264	93,261
	Reliance Steel & Aluminum Co.	1,437,304	77,629
*	Axalta Coating Systems Ltd.	2,908,907	73,712
	Westlake Chemical Corp.	815,343	42,308
	Huntsman Corp.	4,289,877	41,569
^	CONSOL Energy Inc.	2,354,083	23,070
			2,605,663
Consumer Goods (14.7%)
*	Electronic Arts Inc.	6,098,430	413,169
	ConAgra Foods Inc.	8,890,090	360,138
*	Under Armour Inc. Class A	3,705,761	358,644
	Dr Pepper Snapple Group Inc.	3,930,679	310,720
	Clorox Co.	2,648,977	306,036
	Tyson Foods Inc. Class A	6,267,327	270,122
	JM Smucker Co.	2,358,903	269,127
	Molson Coors Brewing Co. Class B	3,016,638	250,441
	Genuine Parts Co.	2,965,552	245,815
	Hanesbrands Inc.	8,287,747	239,847
	Whirlpool Corp.	1,614,776	237,792
*	Mohawk Industries Inc.	1,293,763	235,193
	Harley-Davidson Inc.	4,241,286	232,847
	Church & Dwight Co. Inc.	2,696,497	226,236
	Delphi Automotive plc	2,927,688	222,621
	Newell Rubbermaid Inc.	5,514,552	218,983
*	Monster Beverage Corp.	1,576,851	213,096
	Constellation Brands Inc. Class A	1,682,218	210,631
	DR Horton Inc.	7,173,819	210,623
	Bunge Ltd.	2,814,033	206,269
	Coca-Cola Enterprises Inc.	4,245,612	205,275
*	Jarden Corp.	4,129,073	201,829
	BorgWarner Inc.	4,660,276	193,821
	McCormick & Co. Inc.	2,268,556	186,430
	Snap-on Inc.	1,197,879	180,808
	Lennar Corp. Class A	3,692,501	177,720
	PVH Corp.	1,702,838	173,587

	Hormel Foods Corp.	2,721,041	172,269
	Lear Corp.	1,579,624	171,831
	Hasbro Inc.	2,314,867	166,994
	Coach Inc.	5,696,358	164,796
*	LKQ Corp.	5,651,067	160,264
*	Michael Kors Holdings Ltd.	3,716,945	157,004
	Polaris Industries Inc.	1,294,018	155,114
	Mattel Inc.	6,972,796	146,847
	Ralph Lauren Corp. Class A	1,230,739	145,424
	Harman International Industries Inc.	1,465,594	140,682
	Leucadia National Corp.	6,416,957	130,008
	Keurig Green Mountain Inc.	2,379,304	124,057
	PulteGroup Inc.	6,538,632	123,384
*	WABCO Holdings Inc.	1,132,911	118,763
*	NVR Inc.	76,583	116,806
*	Edgewell Personal Care Co.	1,280,003	104,448
*	lululemon athletica Inc.	2,031,674	102,904
*	WhiteWave Foods Co. Class A	1,808,399	72,607
	Coty Inc. Class A	1,424,226	38,540
*,^ Fitbit Inc.		865,618	32,625
^	Pilgrim's Pride Corp.	1,334,775	27,737
*,^ GoPro Inc. Class A		799,910	24,973
	Lennar Corp. Class B	82,620	3,272
	Energizer Holdings Inc.	2,139	83
*	Fossil Group Inc.	1,380	77
			9,159,329
Consumer Services (14.1%)
*	Chipotle Mexican Grill Inc. Class A	641,247	461,858
	Ross Stores Inc.	8,470,531	410,567
	Royal Caribbean Cruises Ltd.	3,623,255	322,796
*	Dollar Tree Inc.	4,590,072	305,974
*	Nielsen Holdings plc	6,798,855	302,345
	Advance Auto Parts Inc.	1,507,694	285,753
*,^ Charter Communications Inc. Class A		1,499,509	263,689
*	CarMax Inc.	4,283,966	254,125
*	O'Reilly Automotive Inc.	972,264	243,066
	Marriott International Inc.Class A	3,558,795	242,710
	Expedia Inc.	2,036,238	239,624
	Tractor Supply Co.	2,796,835	235,829
	Best Buy Co. Inc.	6,174,613	229,202
	Signet Jewelers Ltd.	1,649,955	224,608
	Nordstrom Inc.	2,942,580	211,012
	Dollar General Corp.	2,882,186	208,786
*	United Continental Holdings Inc.	3,933,102	208,651
	Alaska Air Group Inc.	2,621,814	208,303
	Foot Locker Inc.	2,868,554	206,450
^	H&R Block Inc.	5,689,277	205,952
*	Ulta Salon Cosmetics & Fragrance Inc.	1,256,539	205,256
	AmerisourceBergen Corp. Class A	2,114,713	200,877
*	Norwegian Cruise Line Holdings Ltd.	3,067,156	175,748
	Wyndham Worldwide Corp.	2,432,159	174,872
	Tiffany & Co.	2,257,013	174,286
*	MGM Resorts International	9,276,271	171,147
	Darden Restaurants Inc.	2,366,378	162,191
	Interpublic Group of Cos. Inc.	8,451,234	161,672
	Staples Inc.	13,252,329	155,450
*	IHS Inc. Class A	1,338,691	155,288

* TripAdvisor Inc.	2,298,121	144,828
* Hertz Global Holdings Inc.	8,460,059	141,537
Aramark	4,687,258	138,930
* Discovery Communications Inc.	5,365,673	130,332
Williams-Sonoma Inc.	1,696,813	129,552
FactSet Research Systems Inc.	809,767	129,409
News Corp. Class A	10,103,295	127,504
* Liberty Interactive Corp. QVC Group Class A	4,445,390	116,603
* AutoNation Inc.	1,634,504	95,095
* Bed Bath & Beyond Inc.	1,657,951	94,536
Kohl's Corp.	1,934,446	89,584
Wynn Resorts Ltd.	1,671,761	88,804
* Discovery Communications Inc. Class A	3,074,567	80,031
Scripps Networks Interactive Inc. Class A	1,551,982	76,342
* Rite Aid Corp.	10,442,404	63,385
* Hyatt Hotels Corp. Class A	658,990	31,038
Tribune Media Co. Class A	822,553	29,283
* Urban Outfitters Inc.	964,630	28,341
* Sprouts Farmers Market Inc.	1,262,925	26,648
News Corp. Class B	209,094	2,681
		8,772,550
Financials (19.2%)
AvalonBay Communities Inc.	2,736,746	478,438
Hartford Financial Services Group Inc.	8,542,321	391,067
Moody's Corp.	3,505,837	344,273
Equinix Inc.	1,172,858	320,659
Essex Property Trust Inc.	1,353,781	302,462
M&T Bank Corp.	2,469,305	301,132
Principal Financial Group Inc.	6,069,347	287,323
Macerich Co.	3,260,138	250,444
Regions Financial Corp.	27,282,144	245,812
Welltower Inc.	3,622,953	245,346
Lincoln National Corp.	5,167,528	245,251
Equifax Inc.	2,434,928	236,626
Realty Income Corp.	4,836,365	229,195
XL Group plc Class A	6,225,215	226,100
KeyCorp	17,314,785	225,265
SL Green Realty Corp.	2,053,156	222,069
* Markel Corp.	272,949	218,867
Citizens Financial Group Inc.	8,690,314	207,351
Kimco Realty Corp.	8,081,886	197,440
Federal Realty Investment Trust	1,423,418	194,225
Western Union Co.	10,531,336	193,355
Annaly Capital Management Inc.	19,516,498	192,628
FNF Group	5,415,869	192,101
* Affiliated Managers Group Inc.	1,117,849	191,141
* CBRE Group Inc. Class A	5,831,674	186,614
UDR Inc.	5,395,220	186,027
First Republic Bank	2,919,320	183,246
Digital Realty Trust Inc.	2,797,130	182,709
* Ally Financial Inc.	8,928,176	181,956
Voya Financial Inc.	4,660,475	180,687
* Arch Capital Group Ltd.	2,395,251	175,979
Huntington Bancshares Inc.	16,536,725	175,289
Cincinnati Financial Corp.	3,210,087	172,703
CIT Group Inc.	4,158,119	166,450
Unum Group	5,079,666	162,956

	New York Community Bancorp Inc.	8,692,039	156,978
	Comerica Inc.	3,663,949	150,588
	SEI Investments Co.	3,074,437	148,280
	VEREIT Inc.	18,636,063	143,870
	Plum Creek Timber Co. Inc.	3,598,123	142,162
	Torchmark Corp.	2,447,641	138,047
	Willis Group Holdings plc	3,329,669	136,417
	American Capital Agency Corp.	7,182,666	134,316
	Jones Lang LaSalle Inc.	925,990	133,130
	Raymond James Financial Inc.	2,668,602	132,443
	Camden Property Trust	1,788,592	132,177
	Nasdaq Inc.	2,435,213	129,870
	MSCI Inc. Class A	2,145,256	127,557
	Alexandria Real Estate Equities Inc.	1,488,998	126,073
	Reinsurance Group of America Inc. Class A	1,368,863	124,005
	PartnerRe Ltd.	886,697	123,144
	Everest Re Group Ltd.	682,560	118,315
	Zions Bancorporation	4,201,979	115,723
	Lazard Ltd. Class A	2,670,662	115,640
	Iron Mountain Inc.	3,688,142	114,406
*	Realogy Holdings Corp.	3,015,701	113,481
	Axis Capital Holdings Ltd.	1,967,615	105,700
	WR Berkley Corp.	1,904,207	103,532
	People's United Financial Inc.	6,379,839	100,355
	Hudson City Bancorp Inc.	9,814,540	99,814
	Legg Mason Inc.	2,258,171	93,963
	Extra Space Storage Inc.	1,200,989	92,668
	Brixmor Property Group Inc.	3,686,714	86,564
	Navient Corp.	7,697,850	86,524
*	E*TRADE Financial Corp.	2,989,130	78,704
*	Alleghany Corp.	156,178	73,108
*,^ LendingClub Corp.		4,543,480	60,110
	Assurant Inc.	687,533	54,322
*	Santander Consumer USA Holdings Inc.	2,209,428	45,117
	LPL Financial Holdings Inc.	832,321	33,101
	Communications Sales & Leasing Inc.	4,071	73
			11,963,463
Health Care (8.5%)
*	Incyte Corp.	3,344,792	369,031
*	BioMarin Pharmaceutical Inc.	3,317,275	349,375
*	Edwards Lifesciences Corp.	2,213,973	314,761
*	Endo International plc	4,288,315	297,094
	CR Bard Inc.	1,527,920	284,667
*	DaVita HealthCare Partners Inc.	3,550,011	256,772
	Universal Health Services Inc. Class B	1,889,082	235,776
*	Henry Schein Inc.	1,717,341	227,926
*	Boston Scientific Corp.	13,837,258	227,069
*	Laboratory Corp. of America Holdings	2,081,925	225,826
*	Hologic Inc.	5,222,584	204,360
*	Waters Corp.	1,609,411	190,248
	Quest Diagnostics Inc.	2,956,085	181,711
*	Alkermes plc	3,076,482	180,497
*	Jazz Pharmaceuticals plc	1,200,000	159,372
*	Mallinckrodt plc	2,416,340	154,501
*	Varian Medical Systems Inc.	2,032,785	149,979
	Cooper Cos. Inc.	1,000,576	148,946
	ResMed Inc.	2,893,537	147,455

DENTSPLY International Inc.	2,878,982	145,590
* Medivation Inc.	3,362,887	142,923
* Envision Healthcare Holdings Inc.	3,824,752	140,713
* IDEXX Laboratories Inc.	1,894,625	140,676
* Quintiles Transnational Holdings Inc.	1,641,507	114,200
* Alnylam Pharmaceuticals Inc.	1,393,134	111,952
Patterson Cos. Inc.	1,809,537	78,262
* Centene Corp.	1,103,730	59,855
* Bluebird Bio Inc.	335,623	28,713
* Intercept Pharmaceuticals Inc.	161,597	26,802
		5,295,052
Industrials (16.0%)
* Fiserv Inc.	4,830,360	418,358
Fidelity National Information Services Inc.	5,798,290	388,949
Roper Technologies Inc.	2,072,943	324,830
Amphenol Corp. Class A	6,365,897	324,406
* Alliance Data Systems Corp.	1,201,744	311,228
WestRock Co.	5,391,911	277,360
WW Grainger Inc.	1,222,668	262,886
AMETEK Inc.	4,986,559	260,897
* FleetCor Technologies Inc.	1,801,268	247,891
Vulcan Materials Co.	2,742,532	244,634
* Stericycle Inc.	1,746,867	243,356
* Verisk Analytics Inc. Class A	3,122,582	230,790
* TransDigm Group Inc.	1,047,235	222,443
Rockwell Collins Inc.	2,713,431	222,067
Kansas City Southern	2,272,581	206,532
Xerox Corp.	20,908,020	203,435
Martin Marietta Materials Inc.	1,310,760	199,170
Sealed Air Corp.	4,238,687	198,710
CH Robinson Worldwide Inc.	2,919,998	197,918
Fastenal Co.	5,377,559	196,872
Textron Inc.	5,122,823	192,823
Pentair plc	3,707,708	189,241
Dover Corp.	3,221,920	184,229
Expeditors International of Washington Inc.	3,895,237	183,271
Masco Corp.	7,082,661	178,341
Ball Corp.	2,830,488	176,056
Towers Watson & Co. Class A	1,426,821	167,480
Wabtec Corp.	1,891,258	166,525
* Mettler-Toledo International Inc.	570,380	162,410
Cintas Corp.	1,815,665	155,693
L-3 Communications Holdings Inc.	1,488,820	155,612
* Sensata Technologies Holding NV	3,503,021	155,324
JB Hunt Transport Services Inc.	1,915,070	136,736
Robert Half International Inc.	2,631,217	134,613
* Crown Holdings Inc.	2,870,675	131,333
ManpowerGroup Inc.	1,580,580	129,434
Fluor Corp.	2,984,899	126,411
Xylem Inc.	3,737,806	122,787
Avnet Inc.	2,767,272	118,107
* United Rentals Inc.	1,962,766	117,864
Flowserve Corp.	2,744,821	112,922
Macquarie Infrastructure Corp.	1,474,247	110,067
* Arrow Electronics Inc.	1,943,242	107,422
ADT Corp.	3,497,506	104,575
* Quanta Services Inc.	4,051,016	98,075

	Owens Corning	2,298,827	96,344
	B/E Aerospace Inc.	2,186,410	95,983
*	Jacobs Engineering Group Inc.	2,549,348	95,422
	Hubbell Inc. Class B	1,043,730	88,665
	Allison Transmission Holdings Inc.	3,269,753	87,270
*	Trimble Navigation Ltd.	5,291,522	86,887
	FLIR Systems Inc.	2,888,132	80,839
	Acuity Brands Inc.	448,163	78,689
	Donaldson Co. Inc.	2,799,778	78,618
^	Chicago Bridge & Iron Co. NV	1,972,582	78,233
	Fortune Brands Home & Security Inc.	1,646,851	78,176
	Total System Services Inc.	1,703,398	77,385
*	Vantiv Inc. Class A	1,504,047	67,562
*	Colfax Corp.	1,791,132	53,573
	AGCO Corp.	762,650	35,562
	MDU Resources Group Inc.	6,624	114
	Joy Global Inc.	3,312	49
			9,979,454
Oil & Gas (5.3%)
	Tesoro Corp.	2,534,818	246,486
*	Concho Resources Inc.	2,477,291	243,518
*	Cameron International Corp.	3,943,692	241,827
*	Cheniere Energy Inc.	4,627,907	223,528
	EQT Corp.	3,138,349	203,271
	Cimarex Energy Co.	1,945,061	199,330
	HollyFrontier Corp.	3,882,876	189,640
	Cabot Oil & Gas Corp.	8,521,113	186,271
*	FMC Technologies Inc.	4,725,352	146,486
*	Weatherford International plc	14,368,574	121,845
	Columbia Pipeline Group Inc.	6,536,722	119,557
	OGE Energy Corp.	4,109,721	112,442
	Range Resources Corp.	3,311,256	106,358
	Marathon Oil Corp.	6,871,581	105,822
*	Southwestern Energy Co.	7,913,021	100,416
	Helmerich & Payne Inc.	2,106,921	99,573
^	Transocean Ltd.	7,482,923	96,679
^	Core Laboratories NV	912,988	91,116
^	Chesapeake Energy Corp.	12,324,374	90,338
	Murphy Oil Corp.	3,379,621	81,787
	Energen Corp.	1,622,761	80,911
	Oceaneering International Inc.	2,014,928	79,146
	Ensco plc Class A	4,853,324	68,335
*	Whiting Petroleum Corp.	2,098,579	32,045
*,^ Antero Resources Corp.		1,423,878	30,129
^	Noble Corp. plc	2,487,375	27,137
*	Cobalt International Energy Inc.	12,006	85
	Diamond Offshore Drilling Inc.	2,070	36
			3,324,114
Technology (11.8%)
*	Cerner Corp.	6,395,101	383,450
	Skyworks Solutions Inc.	3,927,585	330,742
	Altera Corp.	6,235,917	312,295
	Seagate Technology plc	6,219,414	278,630
*	Red Hat Inc.	3,778,249	271,581
*	Palo Alto Networks Inc.	1,550,487	266,684
	NVIDIA Corp.	10,544,066	259,911

*	Akamai Technologies Inc.	3,493,756	241,279
	SanDisk Corp.	4,173,651	226,754
	Xilinx Inc.	5,326,252	225,833
*	Citrix Systems Inc.	3,143,753	217,799
	Lam Research Corp.	3,257,419	212,807
*	ServiceNow Inc.	3,053,658	212,077
*	Autodesk Inc.	4,687,854	206,922
	Linear Technology Corp.	4,937,086	199,211
	Maxim Integrated Products Inc.	5,855,412	195,571
	Juniper Networks Inc.	7,520,269	193,346
	Harris Corp.	2,545,007	186,167
	NetApp Inc.	6,179,292	182,907
	Western Digital Corp.	2,253,678	179,032
	Microchip Technology Inc.	4,129,455	177,938
	Computer Sciences Corp.	2,848,550	174,844
*	F5 Networks Inc.	1,462,138	169,316
*	ANSYS Inc.	1,856,273	163,612
	KLA-Tencor Corp.	3,243,893	162,195
*	Workday Inc. Class A	2,224,026	153,146
*	Synopsys Inc.	3,211,302	148,298
*,^ VeriSign Inc.		1,986,484	140,166
*	Qorvo Inc.	3,079,165	138,716
*	Gartner Inc.	1,624,568	136,350
*	Splunk Inc.	2,459,311	136,123
*	FireEye Inc.	2,952,880	93,961
	Garmin Ltd.	2,359,128	84,646
*	Teradata Corp.	2,915,914	84,445
*	Nuance Communications Inc.	5,103,669	83,547
*	Freescale Semiconductor Ltd.	2,241,409	81,991
	CDK Global Inc.	1,648,155	78,749
*	IMS Health Holdings Inc.	2,704,995	78,715
	Marvell Technology Group Ltd.	8,527,121	77,170
*	Rackspace Hosting Inc.	2,490,265	61,460
*	NetSuite Inc.	732,496	61,456
*	Tableau Software Inc. Class A	527,194	42,060
*	Premier Inc. Class A	776,383	26,684
*	SunEdison Inc.	10,143	73
			7,338,659
Telecommunications (1.1%)
*	SBA Communications Corp. Class A	2,629,769	275,442
*	Level 3 Communications Inc.	5,861,838	256,104
	Frontier Communications Corp.	24,042,237	114,200
*	Zayo Group Holdings Inc.	999,401	25,345
			671,091
Utilities (4.8%)
	WEC Energy Group Inc.	6,500,460	339,454
	Eversource Energy	6,531,186	330,609
	DTE Energy Co.	3,692,779	296,789
	Ameren Corp.	4,996,322	211,195
	American Water Works Co. Inc.	3,711,877	204,450
	CMS Energy Corp.	5,697,180	201,224
	CenterPoint Energy Inc.	8,416,975	151,842
	SCANA Corp.	2,648,674	149,014
	Pinnacle West Capital Corp.	2,281,921	146,362
	ONEOK Inc.	4,307,246	138,693
	AES Corp.	14,060,884	137,656

Alliant Energy Corp.			2,332,370	136,420
Pepco Holdings Inc.			5,211,557	126,224
NiSource Inc.			6,545,956	121,428
* Calpine Corp.			7,410,896	108,199
NRG Energy Inc.			6,805,159	101,057
National Fuel Gas Co.			1,654,423	82,688
				2,983,304
Total Common Stocks (Cost $52,334,143)				62,092,679
	Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund	0.189%		549,120,081	549,120

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.170%	11/19/15	5,000	4,999
[4,5] Federal Home Loan Bank Discount Notes	0.208%	12/9/15	4,000	3,999
				8,998
Total Temporary Cash Investments (Cost $558,117)				558,118
Total Investments (100.6%) (Cost $52,892,260)				62,650,797
Other Assets and Liabilities-Net (-0.6%)[3]				(396,407)
Net Assets (100%)				62,254,390

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $401,970,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $395,052,000 of collateral received for securities on loan. The fund received additional collateral of $26,190,000 on the next business day.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $7,498,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	62,092,679	—	—
Temporary Cash Investments	549,120	8,998	—
Futures Contracts—Assets[1]	2,438	—	—
Total	62,644,237	8,998	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of )	Settlement	Unrealized
Futures Contracts	Expiration	Long (Short	Value Long	Appreciation)

Mid-Cap Index Fund

		Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2015	572	77,958	(2,074)
S&P 500 Index	December 2015	136	64,896	(1,204)
E-mini S&P 500 Index	December 2015	100	9,954	(296)
				(3,574

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $52,892,260,000. Net unrealized appreciation of investment securities for tax purposes was $9,758,537,000, consisting of unrealized gains of $13,316,971,000 on securities that had risen in value since their purchase and $3,558,434,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (0.7%)
	Airgas Inc.	318,338	28,437
*	Axalta Coating Systems Ltd.	672,471	17,040
	Westlake Chemical Corp.	94,743	4,916
	FMC Corp.	784	27
			50,420
Consumer Goods (13.6%)
*	Electronic Arts Inc.	1,402,670	95,031
*	Under Armour Inc. Class A	852,397	82,495
	Hanesbrands Inc.	1,905,731	55,152
*	Mohawk Industries Inc.	297,329	54,051
	Church & Dwight Co. Inc.	619,817	52,003
*	Monster Beverage Corp.	362,788	49,027
	Constellation Brands Inc. Class A	386,988	48,455
*	Jarden Corp.	949,068	46,390
	McCormick & Co. Inc.	522,301	42,923
	Snap-on Inc.	275,596	41,598
*	LKQ Corp.	1,299,601	36,857
*	Michael Kors Holdings Ltd.	854,390	36,089
	Polaris Industries Inc.	297,423	35,652
	Harman International Industries Inc.	337,649	32,411
	Leucadia National Corp.	1,478,803	29,961
	Keurig Green Mountain Inc.	547,902	28,568
*	WABCO Holdings Inc.	260,811	27,341
	Harley-Davidson Inc.	487,887	26,785
*	NVR Inc.	17,557	26,778
*	lululemon athletica Inc.	467,668	23,687
	BorgWarner Inc.	536,160	22,299
*	WhiteWave Foods Co. Class A	416,337	16,716
*,^ Fitbit Inc.		198,742	7,491
*,^ GoPro Inc. Class A		183,540	5,730
			923,490
Consumer Services (19.1%)
*	Chipotle Mexican Grill Inc. Class A	147,481	106,223
	Ross Stores Inc.	1,948,314	94,435
*	Dollar Tree Inc.	1,055,014	70,327
	Advance Auto Parts Inc.	346,601	65,691
*,^ Charter Communications Inc. Class A		344,669	60,610
*	CarMax Inc.	984,672	58,411
*	O'Reilly Automotive Inc.	223,744	55,936
	Marriott International Inc. Class A	818,217	55,802
	Expedia Inc.	468,002	55,074
	Tractor Supply Co.	642,846	54,205
	Signet Jewelers Ltd.	379,312	51,636
	Nordstrom Inc.	676,370	48,503
	Dollar General Corp.	662,500	47,992
	Alaska Air Group Inc.	603,111	47,917
*	Ulta Salon Cosmetics & Fragrance Inc.	288,875	47,188
*	Norwegian Cruise Line Holdings Ltd.	705,493	40,425

Wyndham Worldwide Corp.	559,106	40,200
Tiffany & Co.	518,777	40,060
* IHS Inc. Class A	307,967	35,724
* TripAdvisor Inc.	528,705	33,319
Williams-Sonoma Inc.	390,375	29,805
FactSet Research Systems Inc.	186,390	29,787
* Liberty Interactive Corp. QVC Group Class A	1,022,519	26,821
* AutoNation Inc.	376,228	21,889
* MGM Resorts International	1,068,788	19,719
Scripps Networks Interactive Inc. Class A	357,027	17,562
* Discovery Communications Inc.	618,178	15,016
* Discovery Communications Inc. Class A	352,760	9,182
* Hyatt Hotels Corp. Class A	150,983	7,111
* Urban Outfitters Inc.	222,357	6,533
* Sprouts Farmers Market Inc.	291,064	6,141
		1,299,244
Financials (13.2%)
AvalonBay Communities Inc.	629,455	110,041
Moody's Corp.	805,854	79,135
Equinix Inc.	269,760	73,752
Essex Property Trust Inc.	311,136	69,514
Macerich Co.	749,314	57,562
Welltower Inc.	833,349	56,434
Federal Realty Investment Trust	327,213	44,648
* Affiliated Managers Group Inc.	256,972	43,940
* CBRE Group Inc. Class A	1,341,405	42,925
Digital Realty Trust Inc.	643,393	42,027
SEI Investments Co.	707,285	34,112
VEREIT Inc.	4,286,775	33,094
MSCI Inc. Class A	493,545	29,346
Alexandria Real Estate Equities Inc.	342,595	29,008
Lazard Ltd. Class A	615,713	26,660
* Realogy Holdings Corp.	695,309	26,165
Extra Space Storage Inc.	276,519	21,336
Brixmor Property Group Inc.	848,517	19,923
* E*TRADE Financial Corp.	687,989	18,115
Raymond James Financial Inc.	306,940	15,234
Camden Property Trust	205,663	15,199
* LendingClub Corp.	1,046,123	13,840
Communications Sales & Leasing Inc.	350	6
		902,016
Health Care (11.7%)
* Incyte Corp.	769,312	84,878
* BioMarin Pharmaceutical Inc.	762,971	80,356
* Edwards Lifesciences Corp.	508,854	72,344
CR Bard Inc.	351,178	65,428
* DaVita HealthCare Partners Inc.	816,087	59,028
* Waters Corp.	369,948	43,732
* Alkermes plc	707,164	41,489
* Jazz Pharmaceuticals plc	276,043	36,661
* Varian Medical Systems Inc.	467,660	34,504
Cooper Cos. Inc.	230,174	34,264
ResMed Inc.	665,626	33,920
DENTSPLY International Inc.	662,317	33,493
* Medivation Inc.	773,923	32,892
* Envision Healthcare Holdings Inc.	879,784	32,367

*	IDEXX Laboratories Inc.	435,868	32,363
*	Quintiles Transnational Holdings Inc.	378,480	26,331
*	Alnylam Pharmaceuticals Inc.	320,644	25,767
*	Centene Corp.	254,016	13,775
*	Bluebird Bio Inc.	77,292	6,612
*	Intercept Pharmaceuticals Inc.	37,037	6,143
			796,347
Industrials (20.2%)
	Roper Technologies Inc.	476,828	74,719
	Amphenol Corp. Class A	1,464,233	74,617
*	Alliance Data Systems Corp.	276,212	71,533
	WW Grainger Inc.	281,021	60,422
	AMETEK Inc.	1,146,871	60,004
*	FleetCor Technologies Inc.	414,360	57,024
	Vulcan Materials Co.	630,342	56,227
*	Stericycle Inc.	401,567	55,942
*	Verisk Analytics Inc. Class A	718,273	53,088
*	TransDigm Group Inc.	240,708	51,129
*	Fiserv Inc.	555,142	48,081
	Kansas City Southern	522,382	47,474
	Martin Marietta Materials Inc.	301,305	45,783
	CH Robinson Worldwide Inc.	671,188	45,493
	Fastenal Co.	1,236,081	45,253
	Pentair plc	852,769	43,525
	Expeditors International of Washington Inc.	895,963	42,155
	Masco Corp.	1,629,207	41,023
	Wabtec Corp.	434,694	38,275
*	Mettler-Toledo International Inc.	131,207	37,360
*	Sensata Technologies Holding NV	806,240	35,749
	JB Hunt Transport Services Inc.	440,588	31,458
	Robert Half International Inc.	605,307	30,968
*	United Rentals Inc.	451,835	27,133
	Macquarie Infrastructure Corp.	339,318	25,334
*	Quanta Services Inc.	930,430	22,526
	B/E Aerospace Inc.	503,794	22,117
*	Trimble Navigation Ltd.	1,214,916	19,949
	Acuity Brands Inc.	103,145	18,110
	Donaldson Co. Inc.	642,595	18,044
	Fortune Brands Home & Security Inc.	378,330	17,959
^	Chicago Bridge & Iron Co. NV	452,681	17,953
	Total System Services Inc.	392,168	17,816
*	Vantiv Inc. Class A	346,302	15,556
*	Colfax Corp.	205,982	6,161
			1,375,960
Oil & Gas (4.0%)
*	Concho Resources Inc.	569,426	55,974
*	Cheniere Energy Inc.	1,063,713	51,377
	EQT Corp.	721,377	46,724
	Cabot Oil & Gas Corp.	1,958,631	42,816
	Range Resources Corp.	762,082	24,478
	Core Laboratories NV	209,642	20,922
*	FMC Technologies Inc.	543,601	16,852
*,^ Antero Resources Corp.		327,617	6,932
*	Whiting Petroleum Corp.	241,715	3,691
	Oceaneering International Inc.	581	23

*	Cobalt International Energy Inc.			2,079	15
					269,804
Technology (14.9%)
*	Cerner Corp.			1,470,192	88,153
	Skyworks Solutions Inc.			903,428	76,078
*	Red Hat Inc.			868,476	62,426
*	Palo Alto Networks Inc.			356,430	61,306
*	Akamai Technologies Inc.			803,028	55,457
*	Citrix Systems Inc.			722,678	50,067
	Lam Research Corp.			748,748	48,916
*	ServiceNow Inc.			701,901	48,747
*	Autodesk Inc.			1,077,518	47,562
	Linear Technology Corp.			1,134,838	45,791
	Microchip Technology Inc.			949,937	40,933
*	F5 Networks Inc.			336,373	38,952
*	ANSYS Inc.			427,026	37,638
*	Workday Inc. Class A			511,656	35,233
*	VeriSign Inc.			456,974	32,244
*	Qorvo Inc.			709,424	31,959
*	Gartner Inc.			374,339	31,418
*	Splunk Inc.			564,859	31,265
	Xilinx Inc.			613,617	26,017
*	FireEye Inc.			679,748	21,629
*	Freescale Semiconductor Ltd.			515,303	18,850
	KLA-Tencor Corp.			372,198	18,610
	CDK Global Inc.			380,489	18,180
*	Rackspace Hosting Inc.			576,113	14,218
*	NetSuite Inc.			168,189	14,111
*	Tableau Software Inc. Class A			121,183	9,668
*	Premier Inc. Class A			178,183	6,124
*	SunEdison Inc.			1,757	13
					1,011,565
Telecommunications (1.9%)
*	SBA Communications Corp. Class A			604,449	63,310
*	Level 3 Communications Inc.			1,348,328	58,909
*	Zayo Group Holdings Inc.			229,859	5,829
					128,048
Utilities (0.4%)
*	Calpine Corp.			1,705,832	24,905

Total Common Stocks (Cost $6,359,980)					6,781,799
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund		0.189%		49,250,252	49,250

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes		0.095%	10/21/15	400	400
[4,5] Federal Home Loan Bank Discount Notes		0.200%	11/18/15	1,000	1,000
					1,400
Total Temporary Cash Investments (Cost $50,650)					50,650

Total Investments (100.4%) (Cost $6,410,630)	6,832,449
Other Asset and Liabilities-Net (-0.4%)3	(28,561)
Net Assets (100%)	6,803,888

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,201,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $34,299,000 of collateral received for securities on loan. The fund received additional collateral of $1,875,000 on the next business day.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,781,799	—	—
Temporary Cash Investments	49,250	1,400	—
Futures Contracts—Assets[1]	212	—	—
Total	6,831,261	1,400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in

Mid-Cap Growth Index Fund

the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2015	110	14,992	(399)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $6,410,630,000. Net unrealized appreciation of investment securities for tax purposes was $421,819,000, consisting of unrealized gains of $881,417,000 on securities that had risen in value since their purchase and $459,598,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (7.3%)
Sigma-Aldrich Corp.	593,138	82,399
Alcoa Inc.	6,483,021	62,626
CF Industries Holdings Inc.	1,153,687	51,800
Eastman Chemical Co.	699,176	45,251
Celanese Corp. Class A	759,159	44,919
Newmont Mining Corp.	2,615,554	42,032
International Flavors & Fragrances Inc.	399,010	41,202
Ashland Inc.	334,886	33,696
* WR Grace & Co.	358,130	33,324
Avery Dennison Corp.	452,654	25,607
Freeport-McMoRan Inc.	2,571,809	24,921
Albemarle Corp.	555,545	24,499
FMC Corp.	661,484	22,431
Reliance Steel & Aluminum Co.	345,152	18,642
Huntsman Corp.	1,032,110	10,001
CONSOL Energy Inc.	565,416	5,541
Westlake Chemical Corp.	97,536	5,061
		573,952
Consumer Goods (15.8%)
ConAgra Foods Inc.	2,137,245	86,580
Dr Pepper Snapple Group Inc.	945,003	74,702
Clorox Co.	636,831	73,573
Tyson Foods Inc. Class A	1,506,701	64,939
JM Smucker Co.	567,663	64,765
Molson Coors Brewing Co. Class B	725,263	60,211
Genuine Parts Co.	712,960	59,097
Whirlpool Corp.	388,211	57,168
Delphi Automotive plc	703,852	53,521
Newell Rubbermaid Inc.	1,325,722	52,644
DR Horton Inc.	1,724,965	50,645
Bunge Ltd.	676,554	49,591
Coca-Cola Enterprises Inc.	1,020,723	49,352
PVH Corp.	409,433	41,738
Lennar Corp. Class A	861,261	41,453
Hormel Foods Corp.	654,205	41,418
Lear Corp.	379,774	41,312
Hasbro Inc.	556,559	40,150
Coach Inc.	1,369,487	39,619
Mattel Inc.	1,676,391	35,305
Ralph Lauren Corp. Class A	295,885	34,962
PulteGroup Inc.	1,571,835	29,661
Harley-Davidson Inc.	509,823	27,989
* Edgewell Personal Care Co.	308,028	25,135
BorgWarner Inc.	559,814	23,283
Coty Inc. Class A	342,963	9,281
^ Pilgrim's Pride Corp.	320,064	6,651
Lennar Corp. Class B	46,777	1,852
Energizer Holdings Inc.	215	8

* Fossil Group Inc.	145	8
		1,236,613
Consumer Services (9.6%)
Royal Caribbean Cruises Ltd.	871,105	77,607
* Nielsen Holdings plc	1,634,499	72,686
Best Buy Co. Inc.	1,484,441	55,102
* United Continental Holdings Inc.	945,535	50,161
Foot Locker Inc.	689,690	49,637
^ H&R Block Inc.	1,367,761	49,513
AmerisourceBergen Corp. Class A	508,434	48,296
Darden Restaurants Inc.	569,049	39,003
Interpublic Group of Cos. Inc.	2,031,702	38,866
Staples Inc.	3,185,941	37,371
* Hertz Global Holdings Inc.	2,034,500	34,037
Aramark	1,125,690	33,365
News Corp. Class A	2,280,163	28,776
* Bed Bath & Beyond Inc.	398,529	22,724
Kohl's Corp.	464,977	21,533
Wynn Resorts Ltd.	402,126	21,361
* MGM Resorts International	1,115,763	20,586
* Discovery Communications Inc.	644,443	15,654
* Rite Aid Corp.	2,512,214	15,249
* Discovery Communications Inc. Class A	369,826	9,627
Tribune Media Co. Class A	197,540	7,032
News Corp. Class B	198,909	2,550
		750,736
Financials (24.6%)
Hartford Financial Services Group Inc.	2,053,676	94,017
M&T Bank Corp.	593,690	72,400
Principal Financial Group Inc.	1,459,079	69,073
Regions Financial Corp.	6,558,797	59,095
Lincoln National Corp.	1,242,390	58,964
Equifax Inc.	585,436	56,893
Realty Income Corp.	1,162,718	55,101
XL Group plc Class A	1,496,645	54,358
KeyCorp	4,162,576	54,155
SL Green Realty Corp.	493,617	53,390
* Markel Corp.	65,616	52,615
Citizens Financial Group Inc.	2,089,226	49,849
Kimco Realty Corp.	1,942,917	47,465
Western Union Co.	2,531,851	46,485
Annaly Capital Management Inc.	4,691,889	46,309
FNF Group	1,301,996	46,182
UDR Inc.	1,297,072	44,723
First Republic Bank	701,832	44,054
* Ally Financial Inc.	2,146,372	43,743
Voya Financial Inc.	1,120,448	43,440
* Arch Capital Group Ltd.	575,869	42,309
Huntington Bancshares Inc.	3,975,500	42,140
Cincinnati Financial Corp.	771,751	41,520
CIT Group Inc.	999,679	40,017
Unum Group	1,221,256	39,178
New York Community Bancorp Inc.	2,089,806	37,742
Comerica Inc.	879,973	36,167
Plum Creek Timber Co. Inc.	864,202	34,145
Torchmark Corp.	588,400	33,186

Willis Group Holdings plc	799,695	32,763
American Capital Agency Corp.	1,726,708	32,289
Jones Lang LaSalle Inc.	222,653	32,011
Nasdaq Inc.	585,482	31,224
Reinsurance Group of America Inc. Class A	329,050	29,809
PartnerRe Ltd.	213,227	29,613
Everest Re Group Ltd.	164,114	28,448
Zions Bancorporation	1,010,822	27,838
Iron Mountain Inc.	887,125	27,519
Axis Capital Holdings Ltd.	473,401	25,431
WR Berkley Corp.	458,159	24,910
People's United Financial Inc.	1,535,053	24,146
Hudson City Bancorp Inc.	2,360,516	24,006
Legg Mason Inc.	543,387	22,610
Navient Corp.	1,852,599	20,823
* Alleghany Corp.	37,497	17,553
Raymond James Financial Inc.	320,578	15,910
Camden Property Trust	214,544	15,855
Assurant Inc.	165,439	13,071
* Santander Consumer USA Holdings Inc.	532,152	10,867
^ LPL Financial Holdings Inc.	199,869	7,949
Communications Sales & Leasing Inc.	205	4
		1,933,364
Health Care (5.6%)
* Endo International plc	1,030,937	71,423
Universal Health Services Inc. Class B	454,182	56,687
* Henry Schein Inc.	412,927	54,804
* Boston Scientific Corp.	3,326,612	54,590
* Laboratory Corp. of America Holdings	500,482	54,287
* Hologic Inc.	1,255,568	49,130
Quest Diagnostics Inc.	710,704	43,687
* Mallinckrodt plc	580,901	37,143
Patterson Cos. Inc.	434,411	18,788
		440,539
Industrials (12.2%)
Fidelity National Information Services Inc.	1,393,977	93,508
WestRock Co.	1,296,268	66,680
Rockwell Collins Inc.	652,369	53,390
* Fiserv Inc.	580,624	50,288
Xerox Corp.	5,026,356	48,906
Sealed Air Corp.	1,019,060	47,774
Textron Inc.	1,231,573	46,356
Dover Corp.	774,648	44,294
Ball Corp.	680,541	42,330
Towers Watson & Co. Class A	343,155	40,280
Cintas Corp.	436,533	37,433
L-3 Communications Holdings Inc.	357,943	37,412
* Crown Holdings Inc.	690,141	31,574
ManpowerGroup Inc.	380,206	31,135
Fluor Corp.	717,595	30,390
Xylem Inc.	898,493	29,515
Avnet Inc.	665,624	28,409
Flowserve Corp.	660,310	27,165
* Arrow Electronics Inc.	467,479	25,842
ADT Corp.	841,296	25,155
Owens Corning	553,047	23,178

*	Jacobs Engineering Group Inc.	613,193	22,952
	Hubbell Inc. Class B	250,612	21,289
	Allison Transmission Holdings Inc.	784,773	20,946
	FLIR Systems Inc.	693,481	19,411
	AGCO Corp.	183,674	8,565
*	Colfax Corp.	214,106	6,404
	MDU Resources Group Inc.	670	11
	Joy Global Inc.	335	5
			960,597
Oil & Gas (6.6%)
	Tesoro Corp.	609,447	59,263
*	Cameron International Corp.	948,082	58,136
	Cimarex Energy Co.	467,664	47,926
	HollyFrontier Corp.	933,515	45,593
*	Weatherford International plc	3,454,226	29,292
	Columbia Pipeline Group Inc.	1,572,417	28,759
	OGE Energy Corp.	988,604	27,048
	Marathon Oil Corp.	1,650,943	25,424
*	Southwestern Energy Co.	1,903,467	24,155
	Helmerich & Payne Inc.	506,940	23,958
^	Transocean Ltd.	1,800,173	23,258
^	Chesapeake Energy Corp.	2,964,499	21,730
	Murphy Oil Corp.	811,185	19,631
	Energen Corp.	389,570	19,424
	Oceaneering International Inc.	484,666	19,038
*	FMC Technologies Inc.	568,091	17,611
	Ensco plc Class A	1,165,609	16,412
	Noble Corp. plc	597,375	6,517
*	Whiting Petroleum Corp.	251,969	3,848
	Diamond Offshore Drilling Inc.	215	4
			517,027
Other (0.0%)
*	Safeway Inc CVR (Casa Ley) Expire 1/30/2018	1,233	—
*	Safeway Inc CVR (PDC) Expire 1/30/2017	1,233	—
			—
Technology (9.0%)
	Altera Corp.	1,499,203	75,080
	Seagate Technology plc	1,495,218	66,986
	NVIDIA Corp.	2,534,883	62,485
	SanDisk Corp.	1,003,637	54,528
	Maxim Integrated Products Inc.	1,407,748	47,019
	Juniper Networks Inc.	1,807,913	46,481
	Harris Corp.	611,867	44,758
	NetApp Inc.	1,485,556	43,973
	Western Digital Corp.	541,816	43,042
	Computer Sciences Corp.	684,823	42,034
*	Synopsys Inc.	772,243	35,662
	Xilinx Inc.	640,289	27,148
	Garmin Ltd.	566,287	20,318
*	Teradata Corp.	700,030	20,273
*	Nuance Communications Inc.	1,224,988	20,053
	KLA-Tencor Corp.	389,502	19,475
*	IMS Health Holdings Inc.	649,324	18,895
	Marvell Technology Group Ltd.	2,047,711	18,532
			706,742

Telecommunications (0.3%)
Frontier Communications Corp.			5,783,132	27,470

Utilities (8.8%)
WEC Energy Group Inc.			1,562,761	81,607
Eversource Energy			1,570,164	79,482
DTE Energy Co.			887,755	71,349
Ameren Corp.			1,201,224	50,776
American Water Works Co. Inc.			892,417	49,154
CMS Energy Corp.			1,369,605	48,374
CenterPoint Energy Inc.			2,024,148	36,516
SCANA Corp.			636,187	35,792
Pinnacle West Capital Corp.			548,588	35,186
ONEOK Inc.			1,035,767	33,352
AES Corp.			3,376,927	33,060
Alliant Energy Corp.			560,732	32,797
Pepco Holdings Inc.			1,252,821	30,343
NiSource Inc.			1,573,620	29,191
NRG Energy Inc.			1,636,963	24,309
National Fuel Gas Co.			397,154	19,850
				691,138
Total Common Stocks (Cost $7,323,169)				7,838,178
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.189%		52,175,458	52,175

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.180%	11/4/15	2,000	2,000
Total Temporary Cash Investments (Cost $54,175)				54,175
Total Investments (100.5%) (Cost $7,377,344)				7,892,353
Other Assets and Liabilities-Net (-0.5%)[3]				(42,062)
Net Assets (100%)				7,850,291

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,934,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $43,151,000 of collateral received for securities on loan. The fund received additional collateral of $3,671,000 on the next business day.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Mid-Cap Value Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,838,178	—	—
Temporary Cash Investments	52,175	2,000	—
Futures Contracts—Assets[1]	166	—	—
Total	7,890,519	2,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mid-Cap Value Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2015	46	6,269	(167)
S&P 500 Index	December 2015	9	4,295	(79)

				(246)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $7,377,344,000. Net unrealized appreciation of investment securities for tax purposes was $515,009,000, consisting of unrealized gains of $1,042,719,000 on securities that had risen in value since their purchase and $527,710,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.3%)
^ Dow Chemical Co.	670,380	28,424
EI du Pont de Nemours & Co.	523,726	25,244
LyondellBasell Industries NV Class A	215,905	17,998
Praxair Inc.	166,011	16,910
Ecolab Inc.	153,810	16,876
Air Products & Chemicals Inc.	112,098	14,302
PPG Industries Inc.	156,623	13,734
Sigma-Aldrich Corp.	69,276	9,624
International Paper Co.	241,942	9,143
Alcoa Inc.	758,836	7,330
Nucor Corp.	185,200	6,954
CF Industries Holdings Inc.	134,931	6,058
Freeport-McMoRan Inc.	602,704	5,840
Mosaic Co.	185,556	5,773
Eastman Chemical Co.	81,882	5,299
Celanese Corp. Class A	88,930	5,262
Newmont Mining Corp.	306,524	4,926
International Flavors & Fragrances Inc.	46,731	4,825
Ashland Inc.	39,191	3,943
* WR Grace & Co.	41,917	3,900
Airgas Inc.	38,975	3,482
Avery Dennison Corp.	52,966	2,996
Albemarle Corp.	65,104	2,871
FMC Corp.	77,486	2,628
Reliance Steel & Aluminum Co.	40,505	2,188
* Axalta Coating Systems Ltd.	81,913	2,076
Westlake Chemical Corp.	23,101	1,199
Huntsman Corp.	120,910	1,172
CONSOL Energy Inc.	66,529	652
		231,629
Consumer Goods (10.7%)
Procter & Gamble Co.	1,571,354	113,043
Coca-Cola Co.	2,267,864	90,987
PepsiCo Inc.	850,944	80,244
Philip Morris International Inc.	897,459	71,195
Altria Group Inc.	1,135,862	61,791
NIKE Inc. Class B	392,761	48,298
Mondelez International Inc. Class A	886,791	37,130
Colgate-Palmolive Co.	521,440	33,091
Ford Motor Co.	2,256,101	30,615
General Motors Co.	825,904	24,794
Kraft Heinz Co.	350,994	24,773
Monsanto Co.	270,983	23,126
Kimberly-Clark Corp.	211,099	23,018
Reynolds American Inc.	496,222	21,968
General Mills Inc.	346,932	19,473
Johnson Controls Inc.	379,040	15,677
Archer-Daniels-Midland Co.	352,755	14,622

^,* Tesla Motors Inc.		56,598	14,059
	VF Corp.	197,289	13,457
	Delphi Automotive plc	164,656	12,520
*	Monster Beverage Corp.	88,581	11,971
	Constellation Brands Inc. Class A	94,675	11,854
*	Electronic Arts Inc.	171,385	11,611
	Estee Lauder Cos. Inc. Class A	130,827	10,555
	ConAgra Foods Inc.	250,185	10,135
*	Under Armour Inc. Class A	104,297	10,094
	Kellogg Co.	143,094	9,523
	Activision Blizzard Inc.	295,742	9,136
	Dr Pepper Snapple Group Inc.	110,434	8,730
	Stanley Black & Decker Inc.	88,765	8,608
	Clorox Co.	74,489	8,606
	Mead Johnson Nutrition Co.	117,465	8,270
	Tyson Foods Inc. Class A	176,344	7,600
	Hershey Co.	82,590	7,588
	JM Smucker Co.	66,336	7,568
	Molson Coors Brewing Co. Class B	84,949	7,053
	Genuine Parts Co.	83,521	6,923
	Hanesbrands Inc.	233,260	6,751
	Whirlpool Corp.	45,336	6,676
*	Mohawk Industries Inc.	36,411	6,619
	Harley-Davidson Inc.	119,313	6,550
	Church & Dwight Co. Inc.	75,924	6,370
	Newell Rubbermaid Inc.	155,153	6,161
	DR Horton Inc.	201,923	5,929
	Brown-Forman Corp. Class B	60,012	5,815
	Bunge Ltd.	79,228	5,807
	Coca-Cola Enterprises Inc.	119,421	5,774
*	Jarden Corp.	116,202	5,680
	Campbell Soup Co.	107,957	5,471
	BorgWarner Inc.	131,136	5,454
	McCormick & Co. Inc.	63,837	5,246
	Snap-on Inc.	33,671	5,082
	Lennar Corp. Class A	105,078	5,057
	PVH Corp.	47,901	4,883
	Hormel Foods Corp.	76,555	4,847
	Lear Corp.	44,414	4,831
	Hasbro Inc.	65,156	4,700
	Coach Inc.	160,338	4,639
*	LKQ Corp.	159,041	4,510
*	Michael Kors Holdings Ltd.	106,462	4,497
	Polaris Industries Inc.	36,454	4,370
	Mattel Inc.	196,226	4,133
	Ralph Lauren Corp. Class A	34,595	4,088
	Harman International Industries Inc.	41,027	3,938
	Leucadia National Corp.	180,571	3,658
	Keurig Green Mountain Inc.	67,004	3,494
	PulteGroup Inc.	183,935	3,471
*	WABCO Holdings Inc.	31,933	3,348
*	NVR Inc.	2,150	3,279
*	Edgewell Personal Care Co.	36,129	2,948
*	lululemon athletica Inc.	57,051	2,890
*	WhiteWave Foods Co. Class A	50,752	2,038
	Coty Inc. Class A	39,990	1,082
^,* Fitbit Inc.		24,321	917

^	Pilgrim's Pride Corp.	36,929	767
*	GoPro Inc. Class A	22,557	704
	Lennar Corp. Class B	1,161	46
*	Fossil Group Inc.	45	3
	Energizer Holdings Inc.	60	2
			1,102,231
Consumer Services (14.2%)
*	Amazon.com Inc.	216,751	110,953
	Walt Disney Co.	880,032	89,939
	Home Depot Inc.	743,836	85,906
	Comcast Corp. Class A	1,136,256	64,630
	CVS Health Corp.	645,620	62,289
	Wal-Mart Stores Inc.	839,531	54,435
	McDonald's Corp.	545,639	53,762
	Starbucks Corp.	816,790	46,426
	Walgreens Boots Alliance Inc.	506,235	42,068
	Lowe's Cos. Inc.	539,969	37,215
	Costco Wholesale Corp.	254,628	36,812
*	Priceline Group Inc.	29,359	36,313
	Time Warner Inc.	448,882	30,861
	Time Warner Cable Inc.	163,969	29,411
	Target Corp.	364,053	28,636
	TJX Cos. Inc.	374,203	26,726
	McKesson Corp.	134,543	24,894
	Twenty-First Century Fox Inc. Class A	903,675	24,381
*	Netflix Inc.	233,324	24,093
	Delta Air Lines Inc.	460,801	20,676
	Yum! Brands Inc.	249,871	19,977
	Kroger Co.	534,673	19,286
	Comcast Corp. Special Class A	291,422	16,681
*	eBay Inc.	635,263	15,526
	American Airlines Group Inc.	389,218	15,113
	Cardinal Health Inc.	189,646	14,569
	Southwest Airlines Co.	382,008	14,532
*	O'Reilly Automotive Inc.	54,713	13,678
*	Chipotle Mexican Grill Inc. Class A	18,048	12,999
	L Brands Inc.	143,789	12,960
*	AutoZone Inc.	17,889	12,949
	Sysco Corp.	322,996	12,587
	Carnival Corp.	240,285	11,942
	Dollar General Corp.	162,146	11,746
*	United Continental Holdings Inc.	221,369	11,744
	Ross Stores Inc.	238,314	11,551
	AmerisourceBergen Corp. Class A	118,913	11,295
	Macy's Inc.	194,856	10,000
	CBS Corp. Class B	246,108	9,820
	Omnicom Group Inc.	140,802	9,279
	Royal Caribbean Cruises Ltd.	101,977	9,085
	Viacom Inc. Class B	206,150	8,895
	Las Vegas Sands Corp.	231,073	8,774
*	Dollar Tree Inc.	129,204	8,613
*	Nielsen Holdings plc	191,322	8,508
	Advance Auto Parts Inc.	42,450	8,046
^,* Charter Communications Inc. Class A		42,147	7,412
*	DISH Network Corp. Class A	123,751	7,220
	Hilton Worldwide Holdings Inc.	314,575	7,216
*	CarMax Inc.	120,264	7,134

Marriott International Inc. Class A	100,119	6,828
Expedia Inc.	57,164	6,727
Tractor Supply Co.	78,719	6,638
Starwood Hotels & Resorts Worldwide Inc.	98,803	6,568
Whole Foods Market Inc.	207,445	6,566
* Liberty Interactive Corp. QVC Group Class A	250,081	6,560
Best Buy Co. Inc.	173,728	6,449
Signet Jewelers Ltd.	46,318	6,305
Nordstrom Inc.	82,812	5,938
Alaska Air Group Inc.	73,669	5,853
Foot Locker Inc.	80,744	5,811
^ H&R Block Inc.	160,144	5,797
* Ulta Salon Cosmetics & Fragrance Inc.	35,401	5,783
* Bed Bath & Beyond Inc.	93,336	5,322
Kohl's Corp.	108,826	5,040
* Norwegian Cruise Line Holdings Ltd.	86,353	4,948
Wyndham Worldwide Corp.	68,397	4,918
Tiffany & Co.	63,524	4,905
* MGM Resorts International	261,016	4,816
* Sirius XM Holdings Inc.	1,233,692	4,614
Darden Restaurants Inc.	66,615	4,566
Interpublic Group of Cos. Inc.	237,341	4,540
Staples Inc.	372,892	4,374
* IHS Inc. Class A	37,630	4,365
* TripAdvisor Inc.	64,733	4,079
* Hertz Global Holdings Inc.	238,086	3,983
Aramark	131,908	3,910
Gap Inc.	132,955	3,789
* Liberty Media Corp.	109,793	3,783
* Discovery Communications Inc.	150,959	3,667
Williams-Sonoma Inc.	47,737	3,645
FactSet Research Systems Inc.	22,760	3,637
News Corp. Class A	275,353	3,475
* AutoNation Inc.	45,875	2,669
Wynn Resorts Ltd.	47,129	2,503
* Discovery Communications Inc. Class A	86,185	2,243
Scripps Networks Interactive Inc. Class A	43,466	2,138
* Liberty Media Corp. Class A	53,125	1,898
* Rite Aid Corp.	293,061	1,779
Twenty-First Century Fox Inc.	57,160	1,547
* Hyatt Hotels Corp. Class A	18,471	870
Tribune Media Co. Class A	23,210	826
* Urban Outfitters Inc.	27,231	800
* Sprouts Farmers Market Inc.	35,611	751
News Corp. Class B	14,516	186
CBS Corp. Class A	2,867	129
Viacom Inc. Class A	985	44
		1,466,145
Financials (18.1%)
* Berkshire Hathaway Inc. Class B	1,100,648	143,525
Wells Fargo & Co.	2,676,229	137,424
JPMorgan Chase & Co.	2,142,200	130,610
Bank of America Corp.	6,046,648	94,207
Citigroup Inc.	1,656,320	82,170
Visa Inc. Class A	1,130,437	78,746
MasterCard Inc. Class A	578,195	52,107
American International Group Inc.	719,708	40,894

US Bancorp	969,120	39,744
Goldman Sachs Group Inc.	225,688	39,216
American Express Co.	493,022	36,548
Simon Property Group Inc.	179,292	32,940
Morgan Stanley	848,026	26,713
PNC Financial Services Group Inc.	297,469	26,534
MetLife Inc.	517,165	24,384
Bank of New York Mellon Corp.	609,006	23,843
Capital One Financial Corp.	314,254	22,790
American Tower Corporation	245,012	21,556
Prudential Financial Inc.	261,310	19,914
Charles Schwab Corp.	686,033	19,593
ACE Ltd.	178,222	18,428
BlackRock Inc.	61,620	18,330
Public Storage	85,178	18,026
Travelers Cos. Inc.	180,253	17,941
CME Group Inc.	185,929	17,243
Chubb Corp.	131,438	16,121
BB&T Corp.	451,807	16,084
Marsh & McLennan Cos. Inc.	307,048	16,034
Equity Residential	211,007	15,851
Crown Castle International Corp.	193,424	15,255
State Street Corp.	224,598	15,095
Intercontinental Exchange Inc.	64,011	15,042
Aon plc	162,268	14,379
Welltower Inc.	203,576	13,786
McGraw Hill Financial Inc.	157,913	13,659
Allstate Corp.	231,946	13,509
AvalonBay Communities Inc.	76,872	13,439
Discover Financial Services	252,161	13,110
Aflac Inc.	224,584	13,055
Prologis Inc.	303,692	11,814
SunTrust Banks Inc.	297,900	11,392
Ameriprise Financial Inc.	103,228	11,265
Hartford Financial Services Group Inc.	240,292	11,001
Ventas Inc.	192,650	10,800
Boston Properties Inc.	89,002	10,538
HCP Inc.	268,087	9,986
Progressive Corp.	322,503	9,882
T. Rowe Price Group Inc.	140,990	9,799
Moody's Corp.	98,608	9,683
Equinix Inc.	33,002	9,023
Vornado Realty Trust	98,319	8,890
Fifth Third Bancorp	468,969	8,868
Northern Trust Corp.	128,231	8,740
Franklin Resources Inc.	231,168	8,613
Essex Property Trust Inc.	38,093	8,511
M&T Bank Corp.	69,534	8,480
Weyerhaeuser Co.	297,334	8,129
Principal Financial Group Inc.	170,820	8,087
General Growth Properties Inc.	307,871	7,995
Invesco Ltd.	248,456	7,759
Macerich Co.	91,754	7,049
Regions Financial Corp.	767,609	6,916
Lincoln National Corp.	145,411	6,901
Host Hotels & Resorts Inc.	434,406	6,868
Equifax Inc.	68,450	6,652

Realty Income Corp.	136,157	6,453
XL Group plc Class A	175,088	6,359
KeyCorp	487,106	6,337
SL Green Realty Corp.	57,793	6,251
* Markel Corp.	7,657	6,140
Loews Corp.	168,257	6,081
Citizens Financial Group Inc.	244,565	5,835
Kimco Realty Corp.	227,483	5,557
Federal Realty Investment Trust	40,074	5,468
Western Union Co.	295,651	5,428
Annaly Capital Management Inc.	549,189	5,421
FNF Group	152,475	5,408
* Affiliated Managers Group Inc.	31,504	5,387
* CBRE Group Inc. Class A	164,167	5,253
UDR Inc.	151,855	5,236
First Republic Bank	82,242	5,162
Digital Realty Trust Inc.	78,779	5,146
* Ally Financial Inc.	251,277	5,121
Voya Financial Inc.	131,023	5,080
* Arch Capital Group Ltd.	67,384	4,951
Huntington Bancshares Inc.	464,249	4,921
Cincinnati Financial Corp.	90,322	4,859
CIT Group Inc.	117,000	4,684
Unum Group	142,873	4,583
TD Ameritrade Holding Corp.	141,697	4,512
New York Community Bancorp Inc.	244,566	4,417
Comerica Inc.	103,096	4,237
SEI Investments Co.	86,574	4,175
VEREIT Inc.	524,379	4,048
Plum Creek Timber Co. Inc.	101,110	3,995
Torchmark Corp.	68,713	3,875
Willis Group Holdings plc	93,695	3,839
American Capital Agency Corp.	201,711	3,772
Jones Lang LaSalle Inc.	25,932	3,728
Raymond James Financial Inc.	75,119	3,728
Camden Property Trust	50,379	3,723
Nasdaq Inc.	68,560	3,656
MSCI Inc. Class A	60,318	3,587
Alexandria Real Estate Equities Inc.	41,933	3,550
Reinsurance Group of America Inc. Class A	38,584	3,495
PartnerRe Ltd.	24,970	3,468
Everest Re Group Ltd.	19,217	3,331
Zions Bancorporation	118,343	3,259
Lazard Ltd. Class A	75,240	3,258
Iron Mountain Inc.	103,909	3,223
* Realogy Holdings Corp.	84,891	3,194
Axis Capital Holdings Ltd.	55,426	2,978
WR Berkley Corp.	53,718	2,921
People's United Financial Inc.	179,660	2,826
Hudson City Bancorp Inc.	274,338	2,790
Legg Mason Inc.	63,197	2,630
Extra Space Storage Inc.	33,696	2,600
Brixmor Property Group Inc.	103,847	2,438
Navient Corp.	216,649	2,435
* Synchrony Financial	72,427	2,267
* E*TRADE Financial Corp.	84,137	2,215
* Alleghany Corp.	4,379	2,050

* LendingClub Corp.	127,688	1,689
Assurant Inc.	19,261	1,522
* Santander Consumer USA Holdings Inc.	62,212	1,270
* Berkshire Hathaway Inc. Class A	6	1,171
LPL Financial Holdings Inc.	23,438	932
Communications Sales & Leasing Inc.	105	2
		1,869,413
Health Care (14.0%)
Johnson & Johnson	1,604,067	149,740
Pfizer Inc.	3,572,573	112,214
Gilead Sciences Inc.	850,131	83,474
Merck & Co. Inc.	1,631,589	80,584
UnitedHealth Group Inc.	552,415	64,086
* Allergan plc	228,023	61,979
Amgen Inc.	439,230	60,754
Bristol-Myers Squibb Co.	965,946	57,184
Medtronic plc	819,236	54,840
AbbVie Inc.	911,000	49,567
* Celgene Corp.	457,936	49,535
Eli Lilly & Co.	577,984	48,371
* Biogen Inc.	136,231	39,754
Abbott Laboratories	862,854	34,704
* Express Scripts Holding Co.	396,143	32,072
Thermo Fisher Scientific Inc.	230,670	28,206
Aetna Inc.	201,976	22,098
Anthem Inc.	151,568	21,220
* Regeneron Pharmaceuticals Inc.	44,165	20,543
Cigna Corp.	149,010	20,119
* Alexion Pharmaceuticals Inc.	124,484	19,468
Stryker Corp.	174,509	16,421
Becton Dickinson and Co.	121,649	16,138
Humana Inc.	85,747	15,349
* HCA Holdings Inc.	192,460	14,889
* Vertex Pharmaceuticals Inc.	141,741	14,761
* Illumina Inc.	83,710	14,718
* Boston Scientific Corp.	778,697	12,778
Perrigo Co. plc	80,390	12,643
Zoetis Inc.	260,220	10,716
Baxter International Inc.	316,100	10,384
* Incyte Corp.	93,901	10,360
St. Jude Medical Inc.	162,918	10,278
Baxalta Inc.	313,802	9,888
* Intuitive Surgical Inc.	21,415	9,842
* BioMarin Pharmaceutical Inc.	93,423	9,839
Zimmer Biomet Holdings Inc.	100,186	9,410
* Mylan NV	227,866	9,174
* Edwards Lifesciences Corp.	62,134	8,834
* Endo International plc	120,688	8,361
CR Bard Inc.	43,031	8,017
* DaVita HealthCare Partners Inc.	99,963	7,230
Universal Health Services Inc. Class B	53,164	6,635
* Henry Schein Inc.	48,355	6,418
* Laboratory Corp. of America Holdings	58,622	6,359
* Hologic Inc.	146,958	5,750
* Waters Corp.	45,346	5,360
Quest Diagnostics Inc.	83,228	5,116
* Alkermes plc	86,584	5,080

* Jazz Pharmaceuticals plc	33,777	4,486
* Mallinckrodt plc	68,079	4,353
* Varian Medical Systems Inc.	57,289	4,227
Cooper Cos. Inc.	28,138	4,189
ResMed Inc.	81,449	4,151
DENTSPLY International Inc.	81,029	4,098
* Medivation Inc.	94,678	4,024
* Envision Healthcare Holdings Inc.	107,655	3,961
* IDEXX Laboratories Inc.	53,273	3,956
* Quintiles Transnational Holdings Inc.	46,016	3,201
* Alnylam Pharmaceuticals Inc.	39,155	3,146
Patterson Cos. Inc.	50,952	2,204
* Centene Corp.	30,805	1,671
* Bluebird Bio Inc.	9,481	811
* Intercept Pharmaceuticals Inc.	4,584	760
		1,440,498
Industrials (11.3%)
General Electric Co.	5,848,537	147,500
3M Co.	361,984	51,318
Boeing Co.	373,956	48,970
Union Pacific Corp.	502,644	44,439
United Technologies Corp.	490,126	43,616
Honeywell International Inc.	430,220	40,738
United Parcel Service Inc. Class B	404,661	39,936
Accenture plc Class A	361,593	35,530
Lockheed Martin Corp.	152,794	31,676
Danaher Corp.	336,544	28,677
Caterpillar Inc.	348,772	22,796
FedEx Corp.	155,515	22,391
General Dynamics Corp.	158,914	21,922
Automatic Data Processing Inc.	269,859	21,686
* PayPal Holdings Inc.	670,752	20,820
Raytheon Co.	175,648	19,191
Northrop Grumman Corp.	108,511	18,007
Precision Castparts Corp.	75,672	17,383
Emerson Electric Co.	380,665	16,814
CSX Corp.	569,982	15,333
Illinois Tool Works Inc.	180,005	14,816
TE Connectivity Ltd.	233,103	13,961
Eaton Corp. plc	270,894	13,897
Deere & Co.	180,614	13,365
Norfolk Southern Corp.	174,532	13,334
Waste Management Inc.	261,931	13,047
* LinkedIn Corp. Class A	66,536	12,650
* Fiserv Inc.	135,899	11,770
Cummins Inc.	103,475	11,235
Fidelity National Information Services Inc.	163,130	10,943
PACCAR Inc.	205,714	10,732
Sherwin-Williams Co.	45,913	10,229
Roper Technologies Inc.	58,337	9,141
Amphenol Corp. Class A	179,126	9,128
Paychex Inc.	188,011	8,955
* Alliance Data Systems Corp.	33,762	8,744
Tyco International plc	244,280	8,174
Rockwell Automation Inc.	77,498	7,864
Ingersoll-Rand plc	153,741	7,805
Parker-Hannifin Corp.	80,215	7,805

WestRock Co.	151,711	7,804
WW Grainger Inc.	34,386	7,393
AMETEK Inc.	140,301	7,341
* FleetCor Technologies Inc.	50,551	6,957
Vulcan Materials Co.	77,186	6,885
* Stericycle Inc.	49,184	6,852
Agilent Technologies Inc.	192,861	6,621
* Verisk Analytics Inc. Class A	87,907	6,497
* TransDigm Group Inc.	29,457	6,257
Rockwell Collins Inc.	76,143	6,232
Republic Services Inc. Class A	141,294	5,821
Kansas City Southern	64,011	5,817
Xerox Corp.	588,433	5,725
Sealed Air Corp.	119,237	5,590
Martin Marietta Materials Inc.	36,746	5,584
CH Robinson Worldwide Inc.	82,072	5,563
Fastenal Co.	151,304	5,539
Textron Inc.	144,166	5,426
Pentair plc	104,400	5,329
Dover Corp.	90,612	5,181
Expeditors International of Washington Inc.	109,599	5,157
Masco Corp.	199,264	5,017
Ball Corp.	79,483	4,944
Towers Watson & Co. Class A	40,190	4,718
Wabtec Corp.	53,222	4,686
* Mettler-Toledo International Inc.	16,037	4,566
L-3 Communications Holdings Inc.	41,877	4,377
Cintas Corp.	51,036	4,376
* Sensata Technologies Holding NV	98,618	4,373
JB Hunt Transport Services Inc.	53,743	3,837
Robert Half International Inc.	73,780	3,775
* Crown Holdings Inc.	80,854	3,699
ManpowerGroup Inc.	44,410	3,637
Fluor Corp.	83,991	3,557
Xylem Inc.	105,189	3,455
Avnet Inc.	77,886	3,324
* United Rentals Inc.	55,159	3,312
Flowserve Corp.	77,247	3,178
Macquarie Infrastructure Corp.	41,472	3,096
* Arrow Electronics Inc.	54,648	3,021
ADT Corp.	98,397	2,942
* Quanta Services Inc.	114,031	2,761
Owens Corning	64,730	2,713
B/E Aerospace Inc.	61,635	2,706
* Jacobs Engineering Group Inc.	71,669	2,683
Hubbell Inc. Class B	29,463	2,503
Allison Transmission Holdings Inc.	91,911	2,453
* Trimble Navigation Ltd.	149,302	2,452
FLIR Systems Inc.	81,328	2,276
Acuity Brands Inc.	12,577	2,208
Fortune Brands Home & Security Inc.	46,343	2,200
^ Chicago Bridge & Iron Co. NV	55,442	2,199
Donaldson Co. Inc.	78,278	2,198
Total System Services Inc.	47,801	2,172
* Vantiv Inc. Class A	42,209	1,896
* Colfax Corp.	49,965	1,494
AGCO Corp.	21,444	1,000

	MDU Resources Group Inc.	180	3
	Joy Global Inc.	90	1
			1,169,717
Oil & Gas (6.9%)
	Exxon Mobil Corp.	2,415,249	179,574
	Chevron Corp.	1,090,105	85,988
	Schlumberger Ltd.	733,047	50,558
	ConocoPhillips	714,061	34,246
	Kinder Morgan Inc.	1,079,287	29,875
	Occidental Petroleum Corp.	442,247	29,255
	Phillips 66	311,523	23,937
	EOG Resources Inc.	318,195	23,165
	Anadarko Petroleum Corp.	294,012	17,755
	Valero Energy Corp.	287,997	17,309
	Halliburton Co.	469,807	16,608
	Marathon Petroleum Corp.	310,651	14,392
	Williams Cos. Inc.	390,378	14,385
	Baker Hughes Inc.	252,594	13,145
	Pioneer Natural Resources Co.	86,540	10,527
	Spectra Energy Corp.	389,040	10,220
	Apache Corp.	219,036	8,577
	Devon Energy Corp.	226,238	8,391
	National Oilwell Varco Inc.	222,324	8,371
	Noble Energy Inc.	248,045	7,486
	Hess Corp.	141,396	7,078
	Tesoro Corp.	71,317	6,935
*	Concho Resources Inc.	69,780	6,859
*	Cameron International Corp.	110,966	6,804
*	Cheniere Energy Inc.	129,901	6,274
	Marathon Oil Corp.	392,368	6,043
	EQT Corp.	88,371	5,724
	Cimarex Energy Co.	54,767	5,613
	HollyFrontier Corp.	109,205	5,334
	Cabot Oil & Gas Corp.	239,767	5,241
*	FMC Technologies Inc.	132,861	4,119
*	Weatherford International plc	404,298	3,428
	Columbia Pipeline Group Inc.	184,079	3,367
	OGE Energy Corp.	115,790	3,168
	Range Resources Corp.	93,247	2,995
*	Southwestern Energy Co.	222,835	2,828
	Helmerich & Payne Inc.	59,334	2,804
^	Transocean Ltd.	210,411	2,719
	Core Laboratories NV	25,738	2,569
^	Chesapeake Energy Corp.	346,448	2,540
	Murphy Oil Corp.	95,051	2,300
	Energen Corp.	45,717	2,279
	Oceaneering International Inc.	56,312	2,212
	Ensco plc Class A	136,586	1,923
*	Continental Resources Inc.	53,534	1,551
*	Whiting Petroleum Corp.	59,252	905
^,* Antero Resources Corp.		39,718	840
	Noble Corp. plc	70,308	767
*	Cobalt International Energy Inc.	330	2
	Diamond Offshore Drilling Inc.	60	1
			708,986

Technology (16.7%)
Apple Inc.	3,303,351	364,360
Microsoft Corp.	4,169,704	184,551
* Facebook Inc. Class A	1,243,582	111,798
* Google Inc. Class A	167,928	107,200
* Google Inc. Class C	169,344	103,032
Intel Corp.	2,753,879	83,002
Cisco Systems Inc.	2,946,112	77,335
International Business Machines Corp.	510,711	74,038
Oracle Corp.	1,883,808	68,043
QUALCOMM Inc.	910,146	48,902
Texas Instruments Inc.	594,680	29,449
EMC Corp.	1,115,127	26,942
Hewlett-Packard Co.	1,045,663	26,779
* salesforce.com inc	362,911	25,197
* Adobe Systems Inc.	273,989	22,527
* Cognizant Technology Solutions Corp. Class A	352,827	22,091
Avago Technologies Ltd. Class A	142,960	17,871
Broadcom Corp. Class A	323,453	16,635
* Yahoo! Inc.	490,909	14,192
Intuit Inc.	151,767	13,469
Corning Inc.	710,280	12,160
* Cerner Corp.	179,608	10,769
Analog Devices Inc.	181,789	10,255
Applied Materials Inc.	695,606	10,219
Western Digital Corp.	126,877	10,079
* Micron Technology Inc.	627,742	9,404
Skyworks Solutions Inc.	110,285	9,287
* Twitter Inc.	333,068	8,973
Altera Corp.	175,538	8,791
Seagate Technology plc	175,049	7,842
Symantec Corp.	396,446	7,719
* Red Hat Inc.	106,387	7,647
* Palo Alto Networks Inc.	43,663	7,510
Motorola Solutions Inc.	107,758	7,369
NVIDIA Corp.	296,724	7,314
* Akamai Technologies Inc.	98,339	6,791
SanDisk Corp.	118,389	6,432
Xilinx Inc.	149,939	6,357
* Citrix Systems Inc.	88,454	6,128
Lam Research Corp.	91,740	5,993
* ServiceNow Inc.	85,956	5,970
* Autodesk Inc.	131,908	5,822
Linear Technology Corp.	138,940	5,606
Maxim Integrated Products Inc.	164,781	5,504
Juniper Networks Inc.	211,605	5,440
Harris Corp.	71,675	5,243
NetApp Inc.	173,788	5,144
Microchip Technology Inc.	116,215	5,008
Computer Sciences Corp.	80,141	4,919
CA Inc.	178,990	4,886
* F5 Networks Inc.	41,086	4,758
* ANSYS Inc.	52,265	4,607
KLA-Tencor Corp.	91,255	4,563
* Workday Inc. Class A	62,653	4,314
* Synopsys Inc.	90,393	4,174
* VeriSign Inc.	55,861	3,942

* Qorvo Inc.	86,659	3,904
* Gartner Inc.	45,791	3,843
* Splunk Inc.	69,198	3,830
* VMware Inc. Class A	45,758	3,605
* FireEye Inc.	83,198	2,647
Garmin Ltd.	66,436	2,384
* Teradata Corp.	81,485	2,360
* Nuance Communications Inc.	143,525	2,350
* Freescale Semiconductor Ltd.	63,122	2,309
* IMS Health Holdings Inc.	76,129	2,215
CDK Global Inc.	46,085	2,202
Marvell Technology Group Ltd.	238,372	2,157
* NetSuite Inc.	20,685	1,736
* Rackspace Hosting Inc.	69,760	1,722
* Tableau Software Inc. Class A	14,935	1,192
* Premier Inc. Class A	21,962	755
* SunEdison Inc.	285	2
		1,723,565
Telecommunications (2.5%)
AT&T Inc.	3,563,124	116,087
Verizon Communications Inc.	2,355,172	102,473
CenturyLink Inc.	326,255	8,195
* SBA Communications Corp. Class A	73,978	7,748
* Level 3 Communications Inc.	164,973	7,208
* T-Mobile US Inc.	165,305	6,581
Frontier Communications Corp.	676,859	3,215
* Sprint Corp.	459,852	1,766
* Zayo Group Holdings Inc.	28,185	715
		253,988
Utilities (3.1%)
Duke Energy Corp.	398,470	28,666
NextEra Energy Inc.	261,699	25,529
Dominion Resources Inc.	344,344	24,235
Southern Co.	526,317	23,526
American Electric Power Co. Inc.	284,250	16,162
PG&E Corp.	282,970	14,941
Exelon Corp.	499,283	14,829
Sempra Energy	136,321	13,185
PPL Corp.	388,191	12,768
Public Service Enterprise Group Inc.	293,135	12,359
Edison International	188,797	11,907
Consolidated Edison Inc.	169,711	11,345
Xcel Energy Inc.	293,883	10,406
WEC Energy Group Inc.	182,962	9,554
Eversource Energy	183,791	9,303
DTE Energy Co.	103,918	8,352
FirstEnergy Corp.	244,822	7,665
Entergy Corp.	104,095	6,777
Ameren Corp.	140,592	5,943
American Water Works Co. Inc.	104,492	5,755
CMS Energy Corp.	160,307	5,662
CenterPoint Energy Inc.	236,899	4,274
SCANA Corp.	74,579	4,196
Pinnacle West Capital Corp.	64,299	4,124
ONEOK Inc.	121,248	3,904
AES Corp.	395,695	3,874

Alliant Energy Corp.			65,649	3,840
Pepco Holdings Inc.			146,713	3,553
NiSource Inc.			184,179	3,417
* Calpine Corp.			208,548	3,045
NRG Energy Inc.			191,618	2,846
National Fuel Gas Co.			46,629	2,330
				318,272
Total Common Stocks (Cost $7,697,504)				10,284,444
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.189%		69,406,705	69,407

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.105%	11/2/15	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.200%	11/18/15	2,000	1,999
[5,6] Freddie Mac Discount Notes	0.245%	1/5/16	500	500
				3,499
Total Temporary Cash Investments (Cost $72,906)				72,906
Total Investments (100.5%) (Cost $7,770,410)				10,357,350
Other Assets and Liabilities-Net (-0.5%)[3]				(47,067)
Net Assets (100%)				10,310,283

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,285,000.
  Non-income-producing security.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
  Includes $19,118,000 of collateral received for securities on loan. The fund received additional collateral of $922,000 on the next business day.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
  The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
  Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Large-Cap Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,284,444	—	—
Temporary Cash Investments	69,407	3,499	—
Futures Contracts—Assets[1]	583	—	—
Futures Contracts—Liabilities[1]	(60)	—	—
Total	10,354,374	3,499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Large-Cap Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2015	39	18,610	(345)
E-mini S&P 500 Index	December 2015	75	7,157	44
				(301)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $7,770,410,000. Net unrealized appreciation of investment securities for tax purposes was $2,586,940,000, consisting of unrealized gains of $2,937,743,000 on securities that had risen in value since their purchase and $350,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2015
VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.